UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices)           (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: February 28, 2011

Item 1: Report(s) to Shareholders.

Semiannual report dated February 28, 2011 enclosed.

Schwab U.S. ETFs

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

Go paperless today.

Simplify your financial life
by viewing these documents online.
Sign up at schwab.com/paperless

This wrapper is not part of the shareholder report.

Schwab U.S. ETFs

Semiannual Report
February 28, 2011

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for the Report Period*

Schwab U.S. Broad Market ETFtm
(Ticker Symbol: SCHB)

NAV Return[1]	29.12%
Market Price Return[1]	29.25%
Dow Jones U.S. Broad Stock Market IndexSM	29.32%
ETF Category: Morningstar Large Blend[2]	35.67%

Performance Details	pages 6-7

Schwab U.S. Large-Cap ETFtm
(Ticker Symbol: SCHX)

NAV Return[1]	28.03%
Market Price Return[1]	28.17%
Dow Jones U.S. Large-Cap Total Stock Market IndexSM	28.20%
ETF Category: Morningstar Large Blend[2]	35.67%

Performance Details	pages 8-9

Schwab U.S. Large-Cap Growth ETFtm
(Ticker Symbol: SCHG)

NAV Return[1]	31.83%
Market Price Return[1]	31.82%
Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM	32.02%
ETF Category: Morningstar Large Growth[2]	37.15%

Performance Details	pages 10-11

Schwab U.S. Large-Cap Value ETFtm
(Ticker Symbol: SCHV)

NAV Return[1]	24.68%
Market Price Return[1]	24.72%
Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM	24.86%
ETF Category: Morningstar Large Value[2]	25.05%

Performance Details	pages 12-13

Schwab U.S. Mid-Cap ETFtm**
(Ticker Symbol: SCHM)

NAV Return[1]	4.61%
Market Price Return[1]	4.61%
Dow Jones U.S. Mid-Cap Total Stock Market IndexSM	4.63%
ETF Category: Morningstar Mid-Cap Blend[2]	5.16%

Performance Details	pages 14-15

Schwab U.S. Small-Cap ETFtm
(Ticker Symbol: SCHA)

NAV Return[1]	38.41%
Market Price Return[1]	38.79%
Dow Jones U.S. Small-Cap Total Stock Market IndexSM	38.66%
ETF Category: Morningstar Small Blend[2]	57.66%

Performance Details	pages 16-17

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF. Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Index ownership—“Dow Jones” and the names identifying the Dow Jones Indexes are service marks of Dow Jones Trademark Holdings, LLC, (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. ETFs, based on their respective Dow Jones Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such products.

*	The report period covers the six months beginning September 1, 2010 through February 28, 2011, except where noted.

**	Total returns are since inception date of 1/13/11. Inception represents the date that the shares began trading in the secondary market. These total returns may differ from those disclosed in the Financial Highlights, as the total returns in the Financial Highlights are calculated from the commencement of operations date which is the first day the NAV was determined.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

[2]	The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab U.S. ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Equity markets strengthened, boosted by strong corporate earnings and actions by the Federal Reserve to bolster economic growth through accommodative monetary policy.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab U.S. ETFs for the six-month period that ended February 28, 2011. This report includes the newly launched U.S. Mid-Cap ETFtm, from its inception January 13 through February 28, 2011.

The U.S. economy continued to slowly rebound from the 2008 financial crisis. Equity markets strengthened, boosted by strong corporate earnings and actions by the Federal Reserve to bolster economic growth through accommodative monetary policy. U.S. stocks rose across all market capitalization sectors, with small-cap stocks leading the way.

The global economy was not without its hiccups, however. By the end of 2010, Europe’s weakest economies had received help from their stronger neighbor nations. Political upheaval in the Middle East and northern Africa roiled oil and other commodities markets. Inflation also began to concern many investors who viewed the Federal Reserve’s monetary policy as too stimulative.

All six of the Schwab U.S. ETFs generated investment returns that were consistent with their respective indexes. For details about each fund’s performance, please see the managers’ discussion and analysis in the following pages.

The Schwab U.S. ETFs present investors with a spectrum of investment vehicles in domestic stock markets, from large-cap to small-cap stocks. The U.S. Mid-Cap ETF, launched at the same time as the Schwab U.S. REIT ETFtm, represents the latest addition to the firm’s line of proprietary ETFs and expands the offering to 13 equity and fixed income funds. Our newest ETFs are part of Schwab’s ongoing commitment to offering broad exposure to core market segments at a compelling value.

Thank you for investing in the Schwab U.S. ETFs. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabetfs.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

Schwab U.S. ETFs 3

The Investment Environment

Under the umbrella of the Federal Reserve implementing its second phase of quantitative easing (QE2) in November 2010, which included buying an additional $600 billion in longer-term U.S. Treasuries, two themes prevailed during the six-month period under review. First, the Fed maintained its stance of keeping the federal funds rate between 0−0.25%, a range that has been in place since December 2008. Second, strong corporate earnings and balance sheets gave rise to merger and acquisition activity. As a consequence, U.S. and international equity markets benefited from the strong corporate earnings, and investors who had been willing to take on the additional risk associated with the equity markets were generally rewarded.

With this as a backdrop, U.S. and international stock markets reported strong returns. For example, the S&P 500 Index® returned 27.73%, the MSCI EAFE® Index returned 23.89%, and the MSCI Emerging Markets Index returned 15.03%.

In addition to the U.S. equity markets benefiting from strong corporate earnings, there was also some improvement seen in Gross Domestic Product (GDP) growth and in unemployment. GDP growth for the fourth quarter of 2010 was 3.1%, up slightly from the 2.6% reported for the third quarter of 2010, and the national unemployment rate was 8.9% for February 2011, compared to 9.6% reported for September 2010 (the beginning of the six-month reporting period).

Signs of strength in the global equity markets came from countries such as Russia, Sweden, Germany, and Canada, where all four reported returns of over 30%. However, economies in other countries continued to suffer under unresolved hardship. Ongoing turmoil in some of the euro-zone countries remained intact. Examples included Ireland’s banking industry continuing its struggle to manage heavy debt against high unemployment and some of the economies in southern Europe facing similar challenges.

The political uprisings in the Middle East, especially in Egypt and Libya, became the impetus for rising energy prices, as fears that routine transit routes would be disrupted arose. Consequently, Energy was one of the strongest performing sectors on a global level. Industrials and Information Technology also had good returns, while the Utilities Sector was one of the weaker, albeit still positive, performers.

Overall, the U.S. and global equity markets had strong returns that provided investors willing to take on the associated risks with the opportunity for capturing market returns.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

27.73%	S&P 500® Index: measures U.S. large-cap stocks

37.55%	Russell 2000® Index: measures U.S. small-cap stocks

23.89%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−0.83%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.07%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab U.S. ETFs

Fund Management

Agnes Hong, CFA, a managing director and portfolio manager of the Adviser, has day-to-day responsibility for co-management of the funds. Prior to joining the firm in September 2009, she worked for more than five years as a portfolio manager for a major asset management firm.

Ferian Juwono, CFA, a managing director and portfolio manager of the Adviser, has day-to-day responsibility for co-management of the funds. Prior to joining the firm in May 2010, he was a portfolio manager at a major asset management firm for three years. Before that position, he was a senior business analyst at a major financial firm for nearly two years. In addition, he was a senior financial analyst at a regional banking firm for four years.

Schwab U.S. ETFs 5

Schwab U.S. Broad Market ETF™

The Schwab U.S. Broad Market ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market IndexSM (the index). The index includes the largest 2,500 constituents in the Dow Jones U.S. Total Stock Market IndexSM and represents approximately 99% of the investable U.S. stock market by market capitalization. The fund invests in a representative sample of securities included in the index that collectively has a similar investment profile to the index. Due to the use of representative sampling, the fund may not hold all of the securities in the index.

During the six-month period that ended February 28, 2011, the fund’s market price return was 29.25% and its NAV return was 29.12%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 29.32% during the same period.

All sectors reported positive returns in the U.S. Broad Market ETF. The best performing sectors for the fund and the index were Energy and Industrials. The weakest performing sector for the fund and the index was Utilities. Information Technology, with an average weight of over 18% of the fund and index during the period, was the best contributor to fund and index returns.

As of 2/28/11:

 Statistics

Number of Holdings	1,511
Weighted Average Market Cap ($ x 1,000,000)	$76,348
Price/Earnings Ratio (P/E)	19.4
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[2]	2%

 Sector Weightings % of Investments

Information Technology	18.5%
Financials	16.7%
Energy	12.2%
Industrials	11.4%
Consumer Discretionary	11.3%
Health Care	10.9%
Consumer Staples	8.8%
Materials	4.3%
Utilities	3.3%
Telecommunication Services	2.6%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Exxon Mobil Corp.	2.9%
Apple, Inc.	2.2%
General Electric Co.	1.5%
Chevron Corp.	1.4%
Microsoft Corp.	1.4%
International Business Machines Corp.	1.4%
JPMorgan Chase & Co.	1.2%
The Procter & Gamble Co.	1.2%
Johnson & Johnson	1.2%
AT&T, Inc.	1.1%
Total	15.5%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Not annualized.

6 Schwab U.S. ETFs

 Schwab U.S. Broad Market ETFtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Broad Market ETFtm (11/3/09)
NAV Return[2]	29.12%	24.20%	24.72%
Market Price Return[2]	29.25%	24.23%	24.78%
Dow Jones U.S. Broad Stock Market IndexSM	29.32%	24.46%	24.99%
ETF Category: Morningstar Large Blend[3]	35.67%	28.10%	26.36%

Fund Expense Ratio4: 0.06%

 Style Assessment5

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Broad Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC, (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Broad Market ETF, based on The Dow Jones U.S. Broad Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/11, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab U.S. ETFs 7

Schwab U.S. Large-Cap ETF™

The Schwab U.S. Large-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (the index). The index includes approximately the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The fund will generally give the same weight to a given stock as the index does.

During the six-month period that ended February 28, 2011, the fund’s market price return was 28.17% and its NAV return was 28.03%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 28.20% during the same period.

All sectors reported positive returns in the U.S. Large-Cap ETF. The best performing sectors for the fund and the index were Energy and Industrials. The weakest performing sector for the fund and the index was Utilities. Information Technology, with an average weight of over 18% of the fund and index during the period, was the best contributor to fund and index returns.

As of 2/28/11:

 Statistics

Number of Holdings	753
Weighted Average Market Cap ($ x 1,000,000)	$85,608
Price/Earnings Ratio (P/E)	18.2
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[2]	3%

 Sector Weightings % of Investments

Information Technology	18.3%
Financials	16.3%
Energy	12.8%
Health Care	11.0%
Industrials	10.9%
Consumer Discretionary	10.9%
Consumer Staples	9.5%
Materials	4.1%
Utilities	3.4%
Telecommunication Services	2.8%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Exxon Mobil Corp.	3.3%
Apple, Inc.	2.5%
General Electric Co.	1.7%
Chevron Corp.	1.6%
Microsoft Corp.	1.5%
International Business Machines Corp.	1.5%
JPMorgan Chase & Co.	1.4%
The Procter & Gamble Co.	1.3%
Johnson & Johnson	1.3%
AT&T, Inc.	1.3%
Total	17.4%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Not annualized.

8 Schwab U.S. ETFs

 Schwab U.S. Large-Cap ETFtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Large-Cap ETFtm (11/3/09)
NAV Return[2]	28.03%	23.04%	23.26%
Market Price Return[2]	28.17%	22.98%	23.32%
Dow Jones U.S. Large-Cap Total Stock Market IndexSM	28.20%	23.23%	23.44%
ETF Category: Morningstar Large Blend[3]	35.67%	28.10%	26.36%

Fund Expense Ratio4: 0.08%

 Style Assessment5

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Large-Cap Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC, (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Large-Cap ETF, based on The Dow Jones U.S. Large-Cap Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/11, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab U.S. ETFs 9

Schwab U.S. Large-Cap Growth ETF™

The Schwab U.S. Large-Cap Growth ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM (the index). The index includes approximately 430 constituents with growth characteristics of the Dow Jones U.S. Total Stock Market IndexSM. The fund will generally give the same weight to a given stock as the index does.

During the six-month period that ended February 28, 2011, the fund’s market price return was 31.82% and its NAV return was 31.83%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 32.02% during the same period.

All sectors reported positive returns in the U.S. Large-Cap Growth ETF. The best performing sectors for the fund and the index were Energy and Industrials. The weakest performing sector for the fund and the index was Telecommunication Services. Information Technology, with an average weight of over 30% of the fund and index during the period, was the best contributor to fund and index returns.

As of 2/28/11:

 Statistics

Number of Holdings	433
Weighted Average Market Cap ($ x 1,000,000)	$63,663
Price/Earnings Ratio (P/E)	20.4
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate[2]	4%

 Sector Weightings % of Investments

Information Technology	30.3%
Consumer Discretionary	13.2%
Health Care	12.7%
Energy	11.7%
Industrials	10.5%
Financials	8.1%
Consumer Staples	7.0%
Materials	5.2%
Telecommunication Services	0.8%
Utilities	0.5%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Apple, Inc.	5.1%
Microsoft Corp.	3.2%
Berkshire Hathaway, Inc., Class B	2.6%
Google, Inc., Class A	2.2%
Schlumberger Ltd.	2.0%
Oracle Corp.	2.0%
Wal-Mart Stores, Inc.	1.7%
Cisco Systems, Inc.	1.6%
Hewlett-Packard Co.	1.6%
PepsiCo, Inc.	1.5%
Total	23.5%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Not annualized.

10 Schwab U.S. ETFs

 Schwab U.S. Large-Cap Growth ETFtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

December 11, 2009 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Large-Cap Growth ETFtm (12/11/09)
NAV Return[2]	31.83%	24.04%	21.37%
Market Price Return[2]	31.82%	23.83%	21.28%
Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM	32.02%	24.32%	21.55%
ETF Category: Morningstar Large Growth[3]	37.15%	29.84%	23.21%

Fund Expense Ratio4: 0.13%

 Style Assessment5

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Large-Cap Growth ETF, based on The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/11, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab U.S. ETFs 11

Schwab U.S. Large-Cap Value ETF™

The Schwab U.S. Large-Cap Value ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM (the index). The index includes approximately 320 constituents with value characteristics of the Dow Jones U.S. Total Stock Market IndexSM. The fund will generally give the same weight to a given stock as the index does.

During the six-month period that ended February 28, 2011, the fund’s market price return was 24.72% and its NAV return was 24.68%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 24.86% during the same period.

All sectors reported positive returns in the U.S. Large-Cap Value ETF. The best performing sectors for the fund and the index were Energy and Materials. The weakest performing sector for the fund and the index was Utilities. Financials, with an average weight of over 23% of the fund and index during the period, was the best contributor to fund and index returns.

As of 2/28/11:

 Statistics

Number of Holdings	321
Weighted Average Market Cap ($ x 1,000,000)	$106,013
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[2]	4%

 Sector Weightings % of Investments

Financials	24.0%
Energy	13.9%
Consumer Staples	11.8%
Industrials	11.2%
Health Care	9.3%
Consumer Discretionary	8.7%
Information Technology	7.1%
Utilities	6.1%
Telecommunication Services	4.8%
Materials	3.0%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Exxon Mobil Corp.	6.3%
General Electric Co.	3.3%
Chevron Corp.	3.0%
International Business Machines Corp.	2.9%
JPMorgan Chase & Co.	2.7%
The Procter & Gamble Co.	2.6%
Johnson & Johnson	2.5%
AT&T, Inc.	2.5%
Wells Fargo & Co.	2.3%
Pfizer, Inc.	2.3%
Total	30.4%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Not annualized.

12 Schwab U.S. ETFs

 Schwab U.S. Large-Cap Value ETFtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

December 11, 2009 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Large-Cap Value ETFtm (12/11/09)
NAV Return[2]	24.68%	21.94%	17.86%
Market Price Return[2]	24.72%	21.64%	17.89%
Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM	24.86%	22.21%	18.13%
ETF Category: Morningstar Large Value[3]	25.05%	22.90%	19.09%

Fund Expense Ratio4: 0.13%

 Style Assessment5

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Large-Cap Value ETF, based on The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/11, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab U.S. ETFs 13

Schwab U.S. Mid-Cap ETF™

The Schwab U.S. Mid-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM (the index). The index includes the components ranked 501-1000 by full market capitalization of the Dow Jones U.S. Total Stock Market IndexSM. The index is a float-adjusted market capitalization weighted index. The fund will generally give the same weight to a given security as the index does.

During the reporting period that began with the fund’s inception date of January 13, 2011 and ended February 28, 2011, the fund’s market price return was 4.61% and its NAV return was 4.61%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page) The index returned 4.63% during the same period.

All sectors reported positive returns in the U.S. Mid-Cap ETF. The best performing sectors for the fund and the index were Energy and Consumer Discretionary. The weakest performing sector for the fund and the index was Industrials. Energy, with an average weight of over 7% of the fund and index during the period, was the best contributor to fund and index returns.

As of 2/28/11:

 Statistics

Number of Holdings	496
Weighted Average Market Cap ($ x 1,000,000)	$4,416
Price/Earnings Ratio (P/E)	22.9
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[2]	1%

 Sector Weightings % of Investments

Financials	20.0%
Industrials	15.6%
Consumer Discretionary	14.9%
Information Technology	14.3%
Health Care	9.3%
Materials	7.9%
Energy	7.6%
Utilities	6.4%
Consumer Staples	3.0%
Telecommunication Services	1.0%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Concho Resources, Inc.	0.6%
BorgWarner, Inc.	0.5%
Alexion Pharmaceuticals, Inc.	0.5%
Teradata Corp.	0.5%
CarMax, Inc.	0.5%
Tiffany & Co.	0.5%
Whiting Petroleum Corp.	0.5%
Chipotle Mexican Grill, Inc.	0.5%
United Continental Holdings, Inc.	0.5%
CB Richard Ellis Group, Inc., Class A	0.4%
Total	5.0%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Not annualized.

14 Schwab U.S. ETFs

 Schwab U.S. Mid-Cap ETFtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

January 13, 2011 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1

Fund and Inception Date	Since Inception*

Fund: Schwab U.S. Mid-Cap ETFtm (1/13/11)
NAV Return[2]	4.61%
Market Price Return[2]	4.61%
Dow Jones U.S. Mid-Cap Total Stock Market IndexSM	4.63%
ETF Category: Morningstar Mid-Cap Blend[3]	5.16%

Fund Expense Ratio4: 0.13%

 Style Assessment5

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Mid-Cap Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Mid-Cap ETF, based on The Dow Jones U.S. Mid-Cap Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/11, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab U.S. ETFs 15

Schwab U.S. Small-Cap ETF™

The Schwab U.S. Small-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market IndexSM (the index). The index includes approximately 1,750 of the smallest issuers ranked by market capitalization of the Dow Jones U.S. Total Stock Market IndexSM. The fund will generally give the same weight to a given stock as the index does.

During the six-month period that ended February 28, 2011, the fund’s market price return was 38.79% and its NAV return was 38.41%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 38.66% during the same period.

All sectors reported positive returns in the U.S. Small-Cap ETF. The best performing sectors for the fund and the index were Energy and Information Technology. The weakest performing sector for the fund and the index was Utilities. Information Technology, with an average weight of over 19% of the fund and index during the period, was the best contributor to fund and index returns.

As of 2/28/11:

 Statistics

Number of Holdings	1,755
Weighted Average Market Cap ($ x 1,000,000)	$1,943
Price/Earnings Ratio (P/E)	62.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[2]	4%

 Sector Weightings % of Investments

Financials	20.2%
Information Technology	20.0%
Industrials	15.3%
Consumer Discretionary	14.6%
Health Care	10.5%
Energy	6.9%
Materials	6.1%
Consumer Staples	2.8%
Utilities	2.5%
Telecommunication Services	1.0%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Atmel Corp.	0.4%
Skyworks Solutions, Inc.	0.4%
Riverbed Technology, Inc.	0.4%
JDS Uniphase Corp.	0.3%
SM Energy Co.	0.3%
Alexandria Real Estate Equities, Inc.	0.3%
Informatica Corp.	0.3%
Chimera Investment Corp.	0.3%
Brigham Exploration Co.	0.3%
Jones Lang LaSalle, Inc.	0.2%
Total	3.2%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Not annualized.

16 Schwab U.S. ETFs

 Schwab U.S. Small-Cap ETFtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Small-Cap ETFtm (11/3/09)
NAV Return[2]	38.41%	34.32%	37.54%
Market Price Return[2]	38.79%	34.48%	37.62%
Dow Jones U.S. Small-Cap Total Stock Market IndexSM	38.66%	34.66%	37.96%
ETF Category: Morningstar Small Blend[3]	57.66%	43.68%	42.77%

Fund Expense Ratio4: 0.13%

 Style Assessment5

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investments in smaller companies typically exhibit higher volatility.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Small-Cap Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are payable by CSIM. The Schwab U.S. Small-Cap ETF, based on The Dow Jones U.S. Small-Cap Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/11, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab U.S. ETFs 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as brokerage commissions and redemption fees; and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2010 (or, for the Schwab U.S. Mid-Cap ETF, since commencement of operations on January 12, 2011) and held through February 28, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or redeeming shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
			Account Value
	Expense Ratio[1]	Beginning	(Net of Expenses)	Expenses Paid
	(Annualized)	Account Value	at 2/28/11	During Period

Schwab U.S. Broad Market ETFtm2
Actual Return	0.06%	$1,000	$1,291.20	$0.34
Hypothetical 5% Return	0.06%	$1,000	$1,024.50	$0.30

Schwab U.S. Large-Cap ETFtm2
Actual Return	0.08%	$1,000	$1,280.30	$0.45
Hypothetical 5% Return	0.08%	$1,000	$1,024.40	$0.40

Schwab U.S. Large-Cap Growth ETFtm2
Actual Return	0.13%	$1,000	$1,318.30	$0.75
Hypothetical 5% Return	0.13%	$1,000	$1,024.15	$0.65

Schwab U.S. Large-Cap Value ETFtm2
Actual Return	0.13%	$1,000	$1,246.70	$0.72
Hypothetical 5% Return	0.13%	$1,000	$1,024.15	$0.65

Schwab U.S. Mid-Cap ETFtm3
Actual Return	0.13%	$1,000	$1,054.00	$0.18
Hypothetical 5% Return	0.13%	$1,000	$1,006.40	$0.17

Schwab U.S. Small-Cap ETFtm2
Actual Return	0.13%	$1,000	$1,384.10	$0.77
Hypothetical 5% Return	0.13%	$1,000	$1,024.15	$0.65

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
[3]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 48 days of the period (from commencement of operations on 1/12/11 through 2/28/11), and divided by the 365 days of the fiscal year.

18 Schwab U.S. ETFs

Schwab U.S. Broad Market ETF™

Financial Statements

Financial Highlights

	9/1/10–		10/30/09[1]–
	2/28/11*		8/31/10

Per-Share Data ($)

Net asset value at beginning of period	25.11		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.28	[2]	0.42	[2]
Net realized and unrealized gains (losses)	7.00		(0.05)

Total from investment operations	7.28		0.37
Less distributions:
Distributions from net investment income	(0.24)		(0.26)

Net asset value at end of period	32.15		25.11

Total return (%)	29.12	[3]	1.42	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.06	[4]	0.07	[4,5]
Gross operating expenses	0.06	[4]	0.07	[4]
Net investment income (loss)	1.93	[4]	1.92	[4]
Portfolio turnover rate[6]	2	[3]	2	[3]
Net assets, end of period ($ x 1,000)	689,555		272,490

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended August 31, 2010 is a blended rate.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 19

 Schwab U.S. Broad Market ETF

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	613,341,395	688,045,405
	—%	Other Investment Company	251,622	251,622
	—%	Corporate Bond	2,061	1,287

99.8%		Total Investments	613,595,078	688,298,314
0.3%		Collateral Invested for Securities on Loan	1,690,839	1,690,839
(0	.1)%	Other Assets and Liabilities, Net		(434,553)

100.0%		Net Assets		689,554,600

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.0%
ArvinMeritor, Inc. *	3,910	70,067
BorgWarner, Inc. *	5,577	432,831
Cooper Tire & Rubber Co.	4,290	100,643
Dana Holding Corp. *	7,293	137,692
Ford Motor Co. *	159,595	2,401,905
General Motors Co. *	25,668	860,648
Gentex Corp.	6,435	194,852
Harley-Davidson, Inc.	11,154	455,306
Johnson Controls, Inc.	31,317	1,277,734
Lear Corp. *	2,574	272,329
Tenneco, Inc. *	2,574	102,651
Tesla Motors, Inc. *(a)	2,574	61,493
The Goodyear Tire & Rubber Co. *	13,728	194,663
Thor Industries, Inc.	2,145	71,300
TRW Automotive Holdings Corp. *	4,290	243,672
Visteon Corp. *	2,586	191,235
WABCO Holdings, Inc. *	3,003	175,465

		7,244,486

Banks 3.2%
Associated Banc-Corp	6,864	99,322
Astoria Financial Corp.	6,864	96,233
BancorpSouth, Inc.	3,432	54,706
Bank of Hawaii Corp.	2,145	101,158
BB&T Corp.	32,175	888,030
Beneficial Mutual Bancorp, Inc. *	68	612
BOK Financial Corp.	1,716	88,117
CapitalSource, Inc.	20,163	152,836
Capitol Federal Financial, Inc.	6,525	82,476
Cathay General Bancorp	4,840	85,765
City National Corp.	2,145	126,362
Columbia Banking System, Inc.	2,678	53,132
Comerica, Inc.	8,199	318,941
Commerce Bancshares, Inc.	3,507	140,841
Community Bank System, Inc.	1,716	43,175
Cullen/Frost Bankers, Inc.	2,574	150,733
CVB Financial Corp.	8,580	71,729
East West Bancorp, Inc.	6,884	159,847
F.N.B. Corp.	9,438	94,663
Fifth Third Bancorp	42,590	621,814
First Citizens BancShares, Inc., Class A	429	86,658
First Financial Bancorp	2,630	44,526
First Financial Bankshares, Inc. (a)	1,287	64,607
First Horizon National Corp. *	10,744	123,556
First Interstate BancSystem, Inc.	32	457
First Midwest Bancorp, Inc.	3,956	47,749
First Niagara Financial Group, Inc.	8,580	124,238
FirstMerit Corp.	5,148	87,773
Fulton Financial Corp.	8,151	88,764
Glacier Bancorp, Inc.	5,148	80,463
Hancock Holding Co.	1,716	59,494
Home Bancshares, Inc.	1,339	30,168
Hudson City Bancorp, Inc.	22,737	261,476
Huntington Bancshares, Inc.	38,688	264,626
IBERIABANK Corp.	1,287	73,732
International Bancshares Corp.	4,290	81,896
Investors Bancorp, Inc. *	6,435	87,130
Kearny Financial Corp.	64	628
KeyCorp	42,900	392,106
M&T Bank Corp.	5,577	491,055
Marshall & Ilsley Corp.	23,166	180,000
MB Financial, Inc.	3,861	79,421
MGIC Investment Corp. *	9,438	81,072
National Penn Bancshares, Inc.	10,725	85,157
NBT Bancorp, Inc.	3,003	66,817
New York Community Bancorp, Inc.	20,163	376,242
NewAlliance Bancshares, Inc.	6,006	93,934
Northfield Bancorp, Inc.	2,574	34,466
Northwest Bancshares, Inc.	6,435	78,121
Ocwen Financial Corp. *	6,006	63,543
Old National Bancorp	6,435	72,072
PacWest Bancorp	2,145	44,423
Park National Corp. (a)	1,287	84,723
People’s United Financial, Inc.	16,302	214,860
PNC Financial Services Group, Inc.	24,453	1,508,750
Popular, Inc. *	47,299	153,722
PrivateBancorp, Inc.	3,861	55,290
Prosperity Bancshares, Inc.	2,145	87,559
Provident Financial Services, Inc.	3,432	50,828
Radian Group, Inc.	6,083	42,946
Regions Financial Corp.	57,486	439,193
Signature Bank *	2,145	111,304
SunTrust Banks, Inc.	23,595	711,861
Susquehanna Bancshares, Inc.	6,441	61,576
SVB Financial Group *	1,716	92,973
Synovus Financial Corp.	30,459	77,670
TCF Financial Corp.	5,577	90,515
Texas Capital Bancshares, Inc. *	3,003	75,796
TFS Financial Corp.	6,006	62,342
The PMI Group, Inc. *	13,329	39,454
Trustmark Corp.	3,432	80,480

20 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
U.S. Bancorp	90,519	2,510,092
UMB Financial Corp.	1,716	68,434
Umpqua Holdings Corp.	6,864	78,524
United Bankshares, Inc.	3,432	98,292
Valley National Bancorp	6,563	89,454
Washington Federal, Inc.	5,148	91,480
Webster Financial Corp.	2,618	60,685
Wells Fargo & Co.	229,575	7,406,090
Westamerica Bancorp	1,287	66,383
Whitney Holding Corp.	8,580	121,664
Wilmington Trust Corp.	48	216
Wintrust Financial Corp.	2,145	72,029
Zions Bancorp	8,151	190,407

		22,072,454

Capital Goods 8.6%
3M Co.	30,459	2,809,234
A.O. Smith Corp.	1,499	60,560
AAR CORP. *	1,716	46,830
Actuant Corp., Class A	3,861	109,266
Acuity Brands, Inc.	2,145	121,235
Aecom Technology Corp. *	4,719	135,152
Aerovironment, Inc. *	1,287	37,336
AGCO Corp. *	4,290	235,006
Aircastle Ltd.	3,861	46,641
Alliant Techsystems, Inc. *	1,716	123,844
American Science & Engineering, Inc.	429	40,326
American Superconductor Corp. *	2,145	56,885
AMETEK, Inc.	7,722	323,938
Armstrong World Industries, Inc.	1,716	71,454
Badger Meter, Inc.	858	33,728
Barnes Group, Inc.	3,861	82,162
BE Aerospace, Inc. *	5,148	173,591
Beacon Roofing Supply, Inc. *	2,145	45,495
Belden, Inc.	2,502	91,648
Brady Corp., Class A	2,145	76,662
Briggs & Stratton Corp.	3,432	69,086
Bucyrus International, Inc.	3,432	312,518
Carlisle Cos., Inc.	3,003	129,159
Caterpillar, Inc.	26,638	2,741,849
CLARCOR, Inc.	2,574	105,894
Cooper Industries plc	8,590	552,766
Crane Co.	2,574	121,596
Cubic Corp.	1,716	86,332
Cummins, Inc.	8,580	867,610
Curtiss-Wright Corp.	2,145	79,150
Danaher Corp.	23,166	1,172,200
Deere & Co.	19,734	1,779,020
DigitalGlobe, Inc. *	2,159	69,693
Donaldson Co., Inc.	3,432	193,222
Dover Corp.	8,580	551,265
Eaton Corp.	7,722	855,443
EMCOR Group, Inc. *	3,003	95,676
Emerson Electric Co.	35,607	2,124,314
EnerSys *	3,003	106,606
ESCO Technologies, Inc.	1,716	65,706
Esterline Technologies Corp. *	1,716	122,814
Fastenal Co.	6,435	399,807
First Solar, Inc. *(a)	3,003	442,612
Flowserve Corp.	2,574	321,673
Fluor Corp.	8,580	607,121
Foster Wheeler AG *	5,348	193,384
Franklin Electric Co., Inc.	1,287	54,697
Gardner Denver, Inc.	2,574	188,262
GATX Corp.	2,574	89,292
General Cable Corp. *	2,270	98,563
General Dynamics Corp.	15,444	1,175,597
General Electric Co.	495,312	10,361,927
Goodrich Corp.	6,006	517,897
Graco, Inc.	3,003	122,252
GrafTech International Ltd. *	6,006	120,180
Granite Construction, Inc.	2,574	73,359
Griffon Corp. *	3,003	36,216
GT Solar International, Inc. *	6,006	64,204
Harsco Corp.	3,861	131,930
HEICO Corp., Class A	2,615	102,299
Hexcel Corp. *	6,006	111,411
Honeywell International, Inc.	33,033	1,912,941
Hubbell, Inc., Class B	2,574	173,771
IDEX Corp.	3,861	159,228
II-VI, Inc. *	1,726	88,354
Illinois Tool Works, Inc.	20,163	1,090,818
Ingersoll-Rand plc	14,649	663,600
InsituForm Technologies, Inc., Class A *	1,716	44,341
ITT Corp.	8,580	497,039
Jacobs Engineering Group, Inc. *	6,006	300,660
Joy Global, Inc.	5,148	501,312
Kaman Corp.	1,287	41,017
Kaydon Corp.	2,145	84,170
KBR, Inc.	7,722	253,282
Kennametal, Inc.	3,861	148,494
L-3 Communications Holdings, Inc.	5,577	442,200
Lennox International, Inc.	2,574	124,839
Lincoln Electric Holdings, Inc.	2,145	153,110
Lockheed Martin Corp.	13,338	1,055,836
Masco Corp.	18,018	244,865
MasTec, Inc. *	5,577	103,844
McDermott International, Inc. *	11,154	255,984
Moog, Inc., Class A *	2,574	116,885
MSC Industrial Direct Co., Class A	2,145	135,543
Mueller Industries, Inc.	2,574	87,465
Navistar International Corp. *	2,574	159,537
Nordson Corp.	1,287	140,167
Northrop Grumman Corp.	12,613	841,035
Orbital Sciences Corp. *	2,574	45,791
Oshkosh Corp. *	4,290	153,024
Otter Tail Corp.	3,003	67,628
Owens Corning, Inc. *	4,719	168,610
PACCAR, Inc.	17,160	860,231
Pall Corp.	5,577	303,166
Parker Hannifin Corp.	7,722	688,648
Pentair, Inc.	4,719	174,980
Precision Castparts Corp.	6,864	972,972
Quanex Building Products Corp.	1,716	32,415
Quanta Services, Inc. *	9,438	215,281
Raytheon Co.	18,018	922,702
Regal-Beloit Corp.	1,716	125,182
Robbins & Myers, Inc.	3,003	128,018
Rockwell Automation, Inc.	6,864	602,179
Rockwell Collins, Inc.	7,293	469,961
Roper Industries, Inc.	4,290	360,918
RSC Holdings, Inc. *	4,719	64,320

See financial notes 21

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Simpson Manufacturing Co., Inc.	2,574	74,466
Snap-On, Inc.	2,574	147,825
Spirit AeroSystems Holdings, Inc., Class A *	4,719	122,647
SPX Corp.	2,574	205,302
SunPower Corp., Class A *	4,383	74,818
Teledyne Technologies, Inc. *	2,145	112,334
Terex Corp. *	5,577	188,224
Textainer Group Holdings Ltd.	2,145	75,826
Textron, Inc.	13,299	360,270
The Babcock & Wilcox Co. *	5,577	188,335
The Boeing Co.	30,990	2,231,590
The Manitowoc Co., Inc.	7,293	144,474
The Middleby Corp. *	1,287	115,405
The Shaw Group, Inc. *	3,861	153,359
The Timken Co.	3,861	188,108
The Toro Co.	1,716	107,078
Thomas & Betts Corp. *	2,574	142,574
TransDigm Group, Inc. *	1,716	137,932
Trinity Industries, Inc.	3,861	120,270
Triumph Group, Inc.	1,287	111,441
Tutor Perini Corp.	3,432	81,750
Tyco International Ltd.	22,908	1,038,649
United Technologies Corp.	40,767	3,405,675
Universal Forest Products, Inc.	858	29,258
URS Corp. *	3,861	179,652
USG Corp. *	5,148	88,237
Valmont Industries, Inc.	858	87,585
W.W. Grainger, Inc.	3,003	400,030
Wabtec Corp.	2,145	121,750
Watsco, Inc.	1,287	83,114
Watts Water Technologies, Inc., Class A	2,145	83,891
WESCO International, Inc. *	2,574	149,858
Woodward, Inc.	2,574	84,659

		59,148,344

Commercial & Professional Services 1.0%
ABM Industries, Inc.	3,432	91,394
Avery Dennison Corp.	5,148	205,508
Cintas Corp.	6,864	193,016
Clean Harbors, Inc. *	1,716	157,666
Copart, Inc. *	3,432	144,178
Corrections Corp. of America *	5,148	127,876
CoStar Group, Inc. *	1,716	97,246
Covanta Holding Corp.	6,435	108,880
Deluxe Corp.	5,148	131,531
EnergySolutions, Inc.	76	503
EnerNOC, Inc. *	20	386
Equifax, Inc.	6,006	214,714
FTI Consulting, Inc. *	2,574	84,916
Healthcare Services Group, Inc.	5,148	91,480
Herman Miller, Inc.	4,290	115,573
HNI Corp.	2,574	81,673
IHS, Inc., Class A *	2,145	179,536
Interface, Inc., Class A	4,719	78,666
Iron Mountain, Inc.	8,580	223,080
KAR Auction Services, Inc. *	4,291	60,246
Korn/Ferry International *	4,290	98,069
Manpower, Inc.	3,861	245,173
Mine Safety Appliances Co.	2,574	92,999
Monster Worldwide, Inc. *	6,435	110,360
Navigant Consulting, Inc. *	28	263
Nielsen Holdings N.V. *	2,604	69,240
Pitney Bowes, Inc.	9,867	248,451
R.R. Donnelley & Sons Co.	9,867	183,724
Republic Services, Inc.	14,586	431,891
Resources Connection, Inc.	3,861	74,479
Robert Half International, Inc.	7,293	232,647
Rollins, Inc.	5,148	101,004
Steelcase, Inc., Class A	6,070	58,940
Stericycle, Inc. *	3,861	333,668
Sykes Enterprises, Inc. *	3,003	55,856
Tetra Tech, Inc. *	2,574	60,489
The Brink’s Co.	2,574	79,459
The Corporate Executive Board Co.	2,574	103,140
The Dun & Bradstreet Corp.	2,574	207,979
The Geo Group, Inc. *	3,432	87,276
Towers Watson & Co., Class A	2,145	126,126
TrueBlue, Inc. *	2,574	41,570
United Stationers, Inc. *	1,287	86,770
Verisk Analytics, Inc., Class A *	5,396	174,561
Waste Connections, Inc.	5,707	165,446
Waste Management, Inc.	21,879	810,836

		6,668,484

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	3,003	65,015
Brunswick Corp.	7,293	167,958
Carter’s, Inc. *	3,003	86,066
Coach, Inc.	14,167	778,052
Columbia Sportswear Co.	1,716	107,748
Crocs, Inc. *	4,770	84,191
D.R. Horton, Inc.	13,728	162,540
Deckers Outdoor Corp. *	2,574	227,078
Eastman Kodak Co. *	19,734	67,096
Fortune Brands, Inc.	7,293	451,145
Fossil, Inc. *	2,574	197,529
Garmin Ltd. (a)	5,577	189,339
Hanesbrands, Inc. *	4,719	122,269
Harman International Industries, Inc. *	3,003	146,066
Hasbro, Inc.	5,577	250,407
Iconix Brand Group, Inc. *	6,006	132,733
Jarden Corp.	3,861	126,911
KB HOME	4,719	62,527
Leggett & Platt, Inc.	7,722	178,069
Lennar Corp., Class A	7,293	147,027
M.D.C Holdings, Inc.	2,145	56,306
Mattel, Inc.	17,589	440,780
Mohawk Industries, Inc. *	2,574	149,575
Newell Rubbermaid, Inc.	13,728	265,500
NIKE, Inc., Class B	14,157	1,260,398
NVR, Inc. *	434	315,891
Phillips-Van Heusen Corp.	3,003	180,210
Polaris Industries, Inc.	1,716	129,472
Polo Ralph Lauren Corp.	3,003	380,510
Pool Corp.	3,861	96,371
Pulte Group, Inc. *	16,302	112,484
Skechers U.S.A., Inc., Class A *	1,716	35,658
Stanley Black & Decker, Inc.	8,151	618,090
Tempur-Pedic International, Inc. *	3,861	181,235
The Jones Group, Inc.	4,290	57,057

22 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Ryland Group, Inc.	3,861	67,027
The Timberland Co., Class A *	2,145	79,236
The Warnaco Group, Inc. *	2,145	125,933
Toll Brothers, Inc. *	6,435	136,808
Tupperware Brands Corp.	3,003	161,111
Under Armour, Inc., Class A *	2,574	170,476
UniFirst Corp.	858	48,391
VF Corp.	4,290	410,424
Whirlpool Corp.	3,432	283,140
Wolverine World Wide, Inc.	2,574	94,620

		9,606,469

Consumer Services 2.2%
Ameristar Casinos, Inc.	40	670
Apollo Group, Inc., Class A *	6,006	271,832
Bally Technologies, Inc. *	2,574	99,434
Bob Evans Farms, Inc.	2,574	80,669
Boyd Gaming Corp. *	8,580	91,720
Bridgepoint Education, Inc. *(a)	4,719	88,340
Brinker International, Inc.	5,577	131,840
Buffalo Wild Wings, Inc. *	1,716	90,931
Career Education Corp. *	3,003	72,402
Carnival Corp.	20,163	860,355
Chipotle Mexican Grill, Inc. *	1,716	420,420
Choice Hotels International, Inc.	2,145	82,840
Coinstar, Inc. *	1,360	58,045
Cracker Barrel Old Country Store, Inc.	1,287	64,144
Darden Restaurants, Inc.	6,435	303,282
DeVry, Inc.	3,003	162,913
Gaylord Entertainment Co. *	1,716	61,827
Grand Canyon Education, Inc. *	20	322
H&R Block, Inc.	15,873	241,111
Hillenbrand, Inc.	3,432	74,646
Hyatt Hotels Corp., Class A *	1,716	78,507
International Game Technology	14,586	240,086
International Speedway Corp., Class A	2,574	71,351
ITT Educational Services, Inc. *	1,716	130,159
Jack in the Box, Inc. *	3,432	75,504
Las Vegas Sands Corp. *	21,450	1,000,428
Life Time Fitness, Inc. *	3,003	115,165
Marriott International, Inc., Class A	14,586	571,917
Matthews International Corp., Class A	1,716	63,749
McDonald’s Corp.	49,403	3,738,819
MGM Resorts International *	14,826	206,674
Orient-Express Hotels Ltd., Class A *	4,290	54,140
P.F. Chang’s China Bistro, Inc.	858	39,845
Panera Bread Co., Class A *	1,287	150,257
Penn National Gaming, Inc. *	3,003	107,417
Regis Corp.	4,290	75,204
Royal Caribbean Cruises Ltd. *	6,435	281,789
Scientific Games Corp., Class A *	5,148	46,126
Service Corp. International	12,012	130,931
Six Flags Entertainment Corp.	1,716	107,010
Sotheby’s	3,099	152,533
Starbucks Corp.	34,749	1,146,022
Starwood Hotels & Resorts Worldwide, Inc.	8,151	498,026
Strayer Education, Inc. (a)	858	117,923
The Cheesecake Factory, Inc. *	3,432	99,665
Vail Resorts, Inc. *	1,716	83,741
Weight Watchers International, Inc.	2,574	157,349
Wendy’s/Arby’s Group, Inc., Class A	17,589	83,724
WMS Industries, Inc. *	2,574	102,419
Wyndham Worldwide Corp.	8,580	268,382
Wynn Resorts Ltd.	4,290	527,370
Yum! Brands, Inc.	21,879	1,101,170

		14,881,145

Diversified Financials 6.6%
Affiliated Managers Group, Inc. *	2,574	274,775
American Express Co.	50,193	2,186,909
Ameriprise Financial, Inc.	12,012	760,600
Artio Global Investors, Inc.	2,574	40,798
Bank of America Corp.	460,463	6,580,016
Bank of New York Mellon Corp.	56,628	1,720,925
BlackRock, Inc.	4,290	875,117
Capital One Financial Corp.	21,879	1,088,918
Cash America International, Inc.	2,145	91,613
CBOE Holdings, Inc.	2,145	63,471
CIT Group, Inc. *	8,151	353,101
Citigroup, Inc. *	1,335,094	6,248,240
CME Group, Inc.	3,078	958,120
Cohen & Steers, Inc.	3,432	100,214
Credit Acceptance Corp. *	1,287	90,862
Discover Financial Services	25,740	559,845
Duff & Phelps Corp., Class A	3,861	60,811
E*TRADE Financial Corp. *	9,240	147,655
Eaton Vance Corp.	5,577	174,560
EZCORP, Inc., Class A *	1,912	54,836
Federated Investors, Inc., Class B (a)	4,719	130,056
Franklin Resources, Inc.	7,298	916,775
GAMCO Investors, Inc., Class A	858	39,846
Greenhill & Co., Inc.	1,287	92,445
IntercontinentalExchange, Inc. *	3,432	439,982
Invesco Ltd.	21,879	587,232
Investment Technology Group, Inc. *	2,574	49,292
Janus Capital Group, Inc.	8,580	115,229
Jefferies Group, Inc.	5,148	123,861
JPMorgan Chase & Co.	181,048	8,453,131
KBW, Inc.	2,145	54,891
Knight Capital Group, Inc., Class A *	4,290	60,103
Legg Mason, Inc.	7,722	279,922
Leucadia National Corp.	9,438	312,681
MF Global Holdings Ltd. *	9,438	81,827
Moody’s Corp.	9,867	314,757
Morgan Stanley	63,607	1,887,856
MSCI, Inc., Class A *	5,287	187,689
Northern Trust Corp.	11,583	597,335
NYSE Euronext	12,441	460,317
optionsXpress Holdings, Inc.	4,290	69,541
PICO Holdings, Inc. *	2,145	63,728
Piper Jaffray Cos., Inc. *	1,287	52,960
Portfolio Recovery Associates, Inc. *	1,215	101,270
Raymond James Financial, Inc.	4,719	180,832
SEI Investments Co.	7,722	177,683
SLM Corp. *	22,308	330,605
State Street Corp.	23,166	1,035,984
Stifel Financial Corp. *	1,287	92,329
T. Rowe Price Group, Inc.	12,012	804,564
TD Ameritrade Holding Corp.	11,154	243,157
The Charles Schwab Corp. (b)	44,862	851,032

See financial notes 23

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Goldman Sachs Group, Inc.	20,163	3,302,296
The NASDAQ OMX Group, Inc. *	7,293	208,653
Waddell & Reed Financial, Inc., Class A	3,861	155,907

		45,287,154

Energy 12.0%
Alpha Natural Resources, Inc. *	5,594	303,307
Anadarko Petroleum Corp.	23,595	1,930,779
Apache Corp.	16,805	2,094,239
Arch Coal, Inc.	7,722	258,919
Atwood Oceanics, Inc. *	2,574	117,168
Baker Hughes, Inc.	20,300	1,442,315
Berry Petroleum Co., Class A	2,574	133,822
Bill Barrett Corp. *	1,840	71,539
Brigham Exploration Co. *	7,293	266,778
Bristow Group, Inc. *	2,145	102,788
Cabot Oil & Gas Corp.	5,148	235,058
Cameron International Corp. *	12,012	710,270
CARBO Ceramics, Inc.	1,287	159,549
Chesapeake Energy Corp.	30,459	1,084,645
Chevron Corp.	93,534	9,704,152
Cimarex Energy Co.	4,290	498,198
Clean Energy Fuels Corp. *	3,003	42,162
Cobalt International Energy, Inc. *	5,644	88,385
Complete Production Services, Inc. *	3,861	111,235
Concho Resources, Inc. *	4,320	460,166
ConocoPhillips	64,867	5,051,193
CONSOL Energy, Inc.	10,419	528,347
Contango Oil & Gas Co. *	429	26,289
Continental Resources, Inc. *	1,716	119,313
Denbury Resources, Inc. *	18,496	448,158
Devon Energy Corp.	19,311	1,765,798
Diamond Offshore Drilling, Inc.	3,003	234,925
Dresser-Rand Group, Inc. *	4,290	211,411
Dril-Quip, Inc. *	1,287	98,713
El Paso Corp.	33,891	630,373
EOG Resources, Inc.	12,012	1,349,068
EXCO Resources, Inc.	8,151	166,851
Exterran Holdings, Inc. *	3,003	68,168
Exxon Mobil Corp.	233,386	19,961,505
FMC Technologies, Inc. *	6,006	564,864
Forest Oil Corp. *	5,148	182,703
Frontier Oil Corp.	5,148	143,629
Gulfport Energy Corp. *	2,165	64,062
Halliburton Co.	42,900	2,013,726
Helix Energy Solutions Group, Inc. *	4,719	72,673
Helmerich & Payne, Inc.	4,719	306,688
Hess Corp.	13,733	1,195,183
Holly Corp.	2,145	122,565
ION Geophysical Corp. *	8,151	104,496
Key Energy Services, Inc. *	8,151	126,340
Kinder Morgan, Inc. *	4,340	132,370
Lufkin Industries, Inc.	1,716	134,105
Marathon Oil Corp.	33,891	1,680,994
Massey Energy Co.	5,148	326,023
McMoRan Exploration Co. *	2,618	45,815
Murphy Oil Corp.	9,009	662,432
Nabors Industries Ltd. *	14,157	403,050
National-Oilwell Varco, Inc.	20,163	1,604,370
Newfield Exploration Co. *	6,435	468,404
Noble Corp.	11,762	525,879
Noble Energy, Inc.	8,580	795,023
Oasis Petroleum, Inc. *	3,432	118,473
Occidental Petroleum Corp.	37,848	3,859,361
Oceaneering International, Inc. *	2,574	215,264
Oil States International, Inc. *	2,145	156,135
Overseas Shipholding Group, Inc. (a)	1,716	57,932
Patriot Coal Corp. *	5,577	131,617
Patterson-UTI Energy, Inc.	7,722	211,119
Peabody Energy Corp.	13,299	870,951
Penn Virginia Corp.	3,003	48,859
Petrohawk Energy Corp. *	15,015	324,324
Pioneer Drilling Co. *	5,577	63,132
Pioneer Natural Resources Co.	4,719	482,942
Plains Exploration & Production Co. *	6,864	268,863
Pride International, Inc. *	7,722	320,540
QEP Resources, Inc.	7,722	305,405
Quicksilver Resources, Inc. *	6,006	93,033
Range Resources Corp.	7,722	419,305
Rosetta Resources, Inc. *	3,003	136,216
Rowan Cos., Inc. *	5,148	219,665
SandRidge Energy, Inc. *	16,752	181,089
Schlumberger Ltd.	63,933	5,972,621
SEACOR Holdings, Inc.	858	81,313
Ship Finance International Ltd.	3,432	71,351
SM Energy Co.	3,003	217,627
Southern Union Co.	5,577	159,056
Southwestern Energy Co. *	16,302	643,603
Spectra Energy Corp.	30,459	814,778
Sunoco, Inc.	5,577	233,453
Superior Energy Services, Inc. *	3,861	147,915
Swift Energy Co. *	1,716	73,702
Teekay Corp.	3,432	118,095
Tesco Corp. *	3,861	71,004
Tesoro Corp. *	6,864	163,226
TETRA Technologies, Inc. *	3,247	44,841
The Williams Cos., Inc.	27,456	833,564
Tidewater, Inc.	2,574	160,129
Ultra Petroleum Corp. *	7,293	330,738
Unit Corp. *	2,145	127,627
Valero Energy Corp.	26,598	749,532
Weatherford International Ltd. *	34,333	830,172
Whiting Petroleum Corp. *	6,006	392,432
World Fuel Services Corp.	2,574	106,667

		82,978,651

Food & Staples Retailing 1.9%
BJ’s Wholesale Club, Inc. *	2,574	124,633
Casey’s General Stores, Inc.	2,145	88,095
Costco Wholesale Corp.	20,592	1,540,076
CVS Caremark Corp.	63,637	2,103,839
Nash Finch Co.	858	34,637
PriceSmart, Inc.	1,716	61,072
Ruddick Corp.	1,874	68,776
Safeway, Inc.	19,305	421,235
SUPERVALU, Inc.	9,629	83,098
Sysco Corp.	27,456	763,002
The Andersons, Inc.	1,287	61,828
The Kroger Co.	28,743	658,215
United Natural Foods, Inc. *	1,926	81,759
Wal-Mart Stores, Inc.	93,286	4,849,006

24 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Walgreen Co.	46,761	2,026,622
Whole Foods Market, Inc.	6,149	360,085
Winn-Dixie Stores, Inc. *	72	503

		13,326,481

Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	96,954	2,459,723
Archer-Daniels-Midland Co.	27,456	1,020,814
Brown-Forman Corp., Class B	5,148	355,984
Bunge Ltd.	6,582	475,023
Campbell Soup Co.	9,867	332,123
Central European Distribution Corp. *	3,003	68,619
Chiquita Brands International, Inc. *	3,861	66,371
Coca-Cola Enterprises, Inc.	15,444	406,177
ConAgra Foods, Inc.	21,021	486,846
Constellation Brands, Inc., Class A *	9,438	191,780
Corn Products International, Inc.	3,861	188,494
Dean Foods Co. *	8,151	86,075
Del Monte Foods Co.	9,009	170,540
Dole Food Co., Inc. *(a)	4,719	69,605
Dr. Pepper Snapple Group, Inc.	11,319	408,163
Flowers Foods, Inc.	3,861	102,703
General Mills, Inc.	29,172	1,083,448
Green Mountain Coffee Roasters, Inc. *	5,148	209,935
H.J. Heinz Co.	14,586	732,509
Hansen Natural Corp. *	3,432	197,512
Hormel Foods Corp.	6,864	188,074
J&J Snack Foods Corp.	910	40,013
Kellogg Co.	12,035	644,595
Kraft Foods, Inc., Class A	75,504	2,404,047
Lancaster Colony Corp.	870	50,216
Lorillard, Inc.	6,905	530,097
McCormick & Co., Inc.	5,148	245,302
Molson Coors Brewing Co., Class B	7,293	333,509
PepsiCo, Inc.	73,886	4,685,850
Philip Morris International, Inc.	84,947	5,332,973
Ralcorp Holdings, Inc. *	2,574	166,924
Reynolds American, Inc.	15,444	530,038
Sara Lee Corp.	31,317	536,147
Smithfield Foods, Inc. *	7,293	168,833
Snyders-Lance, Inc.	2,574	46,898
The Coca-Cola Co.	98,672	6,307,114
The Hershey Co.	7,293	381,570
The J.M. Smucker Co.	5,577	383,921
Tootsie Roll Industries, Inc.	1,182	33,805
TreeHouse Foods, Inc. *	1,716	89,524
Tyson Foods, Inc., Class A	13,299	247,760
Universal Corp.	1,716	71,763
Vector Group Ltd. (a)	2,420	40,874

		32,572,291

Health Care Equipment & Services 4.4%
Aetna, Inc.	21,021	785,345
Alere, Inc. *	3,861	149,189
Align Technology, Inc. *	3,861	80,502
Allscripts Healthcare Solutions, Inc. *	7,423	158,481
American Medical Systems Holdings, Inc. *	3,436	75,283
AMERIGROUP Corp. *	3,003	172,222
AmerisourceBergen Corp.	14,157	536,692
AmSurg Corp. *	3,003	70,961
athenahealth, Inc. *	1,496	67,829
Baxter International, Inc.	27,057	1,438,080
Beckman Coulter, Inc.	3,432	285,302
Becton, Dickinson & Co.	10,725	858,000
Boston Scientific Corp. *	71,643	512,964
Brookdale Senior Living, Inc. *	4,290	115,358
C.R. Bard, Inc.	4,719	461,329
Cardinal Health, Inc.	17,160	714,542
CareFusion Corp. *	10,116	276,369
Catalyst Health Solutions, Inc. *	2,145	96,975
Cerner Corp. *	3,432	344,744
Chemed Corp.	1,287	84,221
CIGNA Corp.	12,870	541,441
Community Health Systems, Inc. *	4,719	192,866
CONMED Corp. *	3,003	79,519
Coventry Health Care, Inc. *	7,293	220,249
Covidien plc	23,264	1,196,933
Cyberonics, Inc. *	1,716	56,679
DaVita, Inc. *	4,719	374,547
DENTSPLY International, Inc.	6,864	256,508
Edwards Lifesciences Corp. *	5,148	437,786
Emdeon, Inc., Class A *	2,604	40,883
Emergency Medical Services Corp., Class A *	1,287	81,274
Emeritus Corp. *	3,003	70,661
Express Scripts, Inc. *	24,024	1,350,629
Gen-Probe, Inc. *	2,145	134,878
Gentiva Health Services, Inc. *	2,574	72,664
Haemonetics Corp. *	1,287	79,344
Health Management Associates, Inc., Class A *	12,441	124,410
Health Net, Inc. *	4,719	138,833
HEALTHSOUTH Corp. *	4,290	103,861
Healthspring, Inc. *	2,574	96,885
Henry Schein, Inc. *	4,290	295,924
Hill-Rom Holdings, Inc.	3,003	114,324
HMS Holdings Corp. *	1,716	129,661
Hologic, Inc. *	12,012	242,402
Hospira, Inc. *	7,722	408,108
Humana, Inc. *	8,151	529,896
IDEXX Laboratories, Inc. *	3,003	233,333
Immucor, Inc. *	3,861	75,174
Integra LifeSciences Holdings Corp. *	1,301	65,245
Intuitive Surgical, Inc. *	1,767	579,488
Invacare Corp.	3,003	88,799
Kindred Healthcare, Inc. *	4,290	106,907
Kinetic Concepts, Inc. *	3,003	147,057
Laboratory Corp. of America Holdings *	5,148	463,989
Landauer, Inc.	429	26,984
LHC Group, Inc. *	8	239
LifePoint Hospitals, Inc. *	2,574	100,335
Lincare Holdings, Inc.	4,387	128,715
Magellan Health Services, Inc. *	2,145	102,917
Masimo Corp.	2,574	77,580
McKesson Corp.	12,870	1,020,334
MedAssets, Inc. *	3,003	42,552
Medco Health Solutions, Inc. *	19,551	1,205,124
MEDNAX, Inc. *	2,145	139,275
Medtronic, Inc.	50,194	2,003,744

See financial notes 25

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Meridian Bioscience, Inc.	3,003	64,775
NuVasive, Inc. *	1,762	47,098
Omnicare, Inc.	5,577	159,669
Owens & Minor, Inc.	3,071	95,815
Patterson Cos., Inc.	4,719	157,520
PSS World Medical, Inc. *	3,003	78,138
Quality Systems, Inc.	1,287	102,831
Quest Diagnostics, Inc.	7,293	413,878
ResMed, Inc. *	6,864	216,902
Select Medical Holdings Corp. *	64	499
Sirona Dental Systems, Inc. *	2,145	108,237
St. Jude Medical, Inc. *	16,313	781,066
STERIS Corp.	2,314	78,329
Stryker Corp.	14,586	922,710
Teleflex, Inc.	1,716	100,197
Tenet Healthcare Corp. *	23,166	166,332
The Cooper Cos., Inc.	2,145	132,604
Thoratec Corp. *	2,574	71,763
UnitedHealth Group, Inc.	52,012	2,214,671
Universal American Financial Corp.	3,861	79,459
Universal Health Services, Inc., Class B	4,290	196,096
Varian Medical Systems, Inc. *	6,006	416,096
VCA Antech, Inc. *	3,861	96,679
Volcano Corp. *	2,274	59,670
WellCare Health Plans, Inc. *	2,574	96,654
WellPoint, Inc. *	18,489	1,228,964
West Pharmaceutical Services, Inc.	1,716	70,545
Wright Medical Group, Inc. *	2,574	40,746
Zimmer Holdings, Inc. *	10,296	641,853
Zoll Medical Corp. *	1,287	59,562

		30,162,702

Household & Personal Products 2.1%
Alberto-Culver Co.	3,861	143,784
Avon Products, Inc.	20,163	560,733
Church & Dwight Co., Inc.	3,432	258,910
Colgate-Palmolive Co.	22,747	1,786,094
Energizer Holdings, Inc. *	3,432	229,360
Herbalife Ltd.	3,003	235,465
Kimberly-Clark Corp.	19,734	1,300,471
Mead Johnson Nutrition Co.	9,462	566,301
Nu Skin Enterprises, Inc., Class A	3,003	95,856
Spectrum Brands Holdings, Inc. *	2,145	61,561
The Clorox Co.	6,435	436,036
The Estee Lauder Cos., Inc., Class A	5,577	526,524
The Procter & Gamble Co.	129,236	8,148,330

		14,349,425

Insurance 4.1%
ACE Ltd.	15,575	985,119
Aflac, Inc.	22,308	1,313,049
Alleghany Corp. *	431	146,863
Allied World Assurance Co. Holdings Ltd.	1,716	105,894
American Financial Group, Inc.	3,432	118,850
American International Group, Inc. *(a)	5,934	219,914
American National Insurance Co.	858	69,730
AMERISAFE, Inc. *	858	17,126
AmTrust Financial Services, Inc.	3,003	57,748
Aon Corp.	13,895	731,433
Arch Capital Group Ltd. *	2,574	232,947
Argo Group International Holdings Ltd.	1,716	65,362
Arthur J. Gallagher & Co.	5,148	161,647
Aspen Insurance Holdings Ltd.	3,432	101,416
Assurant, Inc.	5,577	226,593
Assured Guaranty Ltd.	7,796	113,276
Axis Capital Holdings Ltd.	6,864	249,300
Berkshire Hathaway, Inc., Class B *	89,244	7,789,216
Brown & Brown, Inc.	5,577	145,783
Cincinnati Financial Corp.	7,293	248,327
CNA Surety Corp. *	2,145	54,226
CNO Financial Group, Inc. *	10,298	74,557
Delphi Financial Group, Inc., Class A	1,509	46,719
Endurance Specialty Holdings Ltd.	2,574	127,645
Enstar Group Ltd. *	429	35,976
Erie Indemnity Co., Class A	1,716	119,845
Everest Re Group Ltd.	2,574	228,185
FBL Financial Group, Inc., Class A	429	13,402
Fidelity National Financial, Inc., Class A	11,154	154,483
First American Financial Corp.	6,006	94,655
Flagstone Reinsurance Holdings S.A.	3,003	34,234
Genworth Financial, Inc., Class A *	24,024	317,837
Greenlight Capital Re Ltd., Class A *	1,287	37,246
Hanover Insurance Group, Inc.	2,574	119,614
Harleysville Group, Inc.	858	31,360
HCC Insurance Holdings, Inc.	5,148	160,309
Hilltop Holdings, Inc. *	28	271
Infinity Property & Casualty Corp.	429	26,045
Lincoln National Corp.	14,157	449,060
Loews Corp.	16,731	723,616
Markel Corp. *	429	178,314
Marsh & McLennan Cos., Inc.	24,882	757,408
MBIA, Inc. *	10,296	115,418
MetLife, Inc.	32,532	1,540,715
Montpelier Re Holdings Ltd.	3,861	77,876
Old Republic International Corp.	11,298	141,225
OneBeacon Insurance Group Ltd., Class A	26	356
PartnerRe Ltd.	3,873	307,129
Platinum Underwriters Holdings Ltd.	2,145	89,446
Principal Financial Group, Inc.	14,586	499,716
ProAssurance Corp. *	1,716	108,674
Protective Life Corp.	3,861	109,768
Prudential Financial, Inc.	21,879	1,440,295
Reinsurance Group of America, Inc.	3,432	207,258
RenaissanceRe Holdings Ltd.	3,003	201,261
Safety Insurance Group, Inc.	858	41,287
Selective Insurance Group, Inc.	2,574	46,795
StanCorp Financial Group, Inc.	2,145	98,670
State Auto Financial Corp.	2,145	37,066
The Allstate Corp.	25,311	804,384
The Chubb Corp.	14,596	885,685
The Hartford Financial Services Group, Inc.	20,681	612,158
The Progressive Corp.	30,030	625,525
The Travelers Cos., Inc.	21,817	1,307,493
Torchmark Corp.	3,861	251,930
Tower Group, Inc.	1,716	46,641
Transatlantic Holdings, Inc.	3,003	152,943

26 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unum Group	15,873	421,111
Validus Holdings Ltd.	4,290	132,775
W.R. Berkley Corp.	6,864	205,577
White Mountains Insurance Group Ltd.	429	162,913
XL Group plc	16,302	380,652

		27,937,342

Materials 4.3%
AbitibiBowater, Inc. *	3,374	94,438
Air Products & Chemicals, Inc.	9,438	868,296
Airgas, Inc.	3,861	241,621
AK Steel Holding Corp.	5,577	89,120
Albemarle Corp.	4,290	246,932
Alcoa, Inc.	48,048	809,609
Allegheny Technologies, Inc.	4,719	316,550
Allied Nevada Gold Corp. *	3,861	117,143
AMCOL International Corp.	2,574	80,334
AptarGroup, Inc.	3,003	144,654
Arch Chemicals, Inc.	986	35,447
Ashland, Inc.	3,432	193,222
Ball Corp.	8,580	309,738
Bemis Co., Inc.	5,148	169,112
Cabot Corp.	3,003	129,910
Calgon Carbon Corp. *	4,719	66,255
Carpenter Technology Corp.	3,432	142,703
Celanese Corp., Series A	6,864	284,513
Century Aluminum Co. *	2,574	43,629
CF Industries Holdings, Inc.	3,432	484,873
Chemtura Corp. *	4,495	73,134
Cliffs Natural Resources, Inc.	6,435	624,645
Coeur d’Alene Mines Corp. *	3,966	124,969
Commercial Metals Co.	5,577	92,969
Compass Minerals International, Inc.	1,716	160,394
Crown Holdings, Inc. *	7,722	297,143
Cytec Industries, Inc.	2,145	121,900
Domtar Corp.	2,586	226,016
E.I. du Pont de Nemours & Co.	42,072	2,308,491
Eagle Materials, Inc.	2,574	83,192
Eastman Chemical Co.	3,003	280,510
Ecolab, Inc.	11,154	542,531
FMC Corp.	3,432	265,774
Freeport-McMoRan Copper & Gold, Inc.	43,758	2,316,986
Graphic Packaging Holding Co. *	14,157	73,616
Greif, Inc., Class A	1,716	110,957
H.B. Fuller Co.	3,432	73,960
Hecla Mining Co. *	12,012	121,922
Huntsman Corp.	8,580	151,437
International Flavors & Fragrances, Inc.	3,432	195,452
International Paper Co.	19,305	536,293
Intrepid Potash, Inc. *	2,574	99,356
Kaiser Aluminum Corp.	1,716	86,709
LyondellBasell Industries N.V., Class A *	16,731	637,116
Martin Marietta Materials, Inc.	2,145	190,605
MeadWestvaco Corp.	8,151	239,232
Minerals Technologies, Inc.	1,287	83,501
Molycorp, Inc. *(a)	1,302	62,483
Monsanto Co.	25,740	1,850,449
Nalco Holding Co.	6,435	164,543
NewMarket Corp.	455	58,290
Newmont Mining Corp.	22,737	1,256,674
Nucor Corp.	13,728	658,395
Olin Corp.	4,290	79,837
OM Group, Inc. *	2,145	75,483
Owens-Illinois, Inc. *	8,151	248,524
Packaging Corp. of America	4,719	135,860
PPG Industries, Inc.	8,151	720,385
Praxair, Inc.	14,586	1,449,557
Reliance Steel & Aluminum Co.	3,861	213,629
Rock-Tenn Co., Class A (a)	1,716	117,803
Rockwood Holdings, Inc. *	3,432	159,760
Royal Gold, Inc.	2,583	128,168
RPM International, Inc.	6,435	147,812
Schnitzer Steel Industries, Inc., Class A	1,287	82,625
Schweitzer-Mauduit International, Inc.	1,287	70,566
Sealed Air Corp.	7,293	200,703
Sensient Technologies Corp.	2,574	85,920
Sigma-Aldrich Corp.	5,148	328,906
Silgan Holdings, Inc.	2,246	81,934
Smurfit-Stone Container Corp. *	4,081	156,874
Solutia, Inc. *	6,006	139,399
Sonoco Products Co.	4,719	170,261
Southern Copper Corp.	10,296	435,727
Steel Dynamics, Inc.	10,296	190,064
Stillwater Mining Co. *	3,861	92,162
Temple-Inland, Inc.	5,148	120,412
Texas Industries, Inc.	1,716	69,978
The Dow Chemical Co.	54,054	2,008,647
The Lubrizol Corp.	3,432	373,642
The Mosaic Co.	7,293	626,104
The Scotts Miracle-Gro Co., Class A	2,145	120,485
The Valspar Corp.	4,290	163,106
Titanium Metals Corp. *	4,719	89,614
United States Steel Corp.	6,864	394,611
Valhi, Inc.	3,861	92,239
Vulcan Materials Co.	5,148	236,036
W.R. Grace & Co. *	3,003	114,234
Walter Energy, Inc.	2,574	311,480
Westlake Chemical Corp.	1,162	55,555
Weyerhaeuser Co.	24,882	607,370
Worthington Industries, Inc.	3,035	58,758

		29,991,973

Media 3.2%
Belo Corp., Class A *	3,861	30,772
Cablevision Systems Corp., Class A	11,154	411,025
CBS Corp., Class B	29,601	706,280
Charter Communications, Inc., Class A *	2,145	98,177
Cinemark Holdings, Inc.	3,432	68,915
Clear Channel Outdoor Holdings, Inc., Class A *	4,290	63,235
Comcast Corp., Class A	132,174	3,404,802
DIRECTV, Class A *	38,431	1,766,673
Discovery Communications, Inc., Series A *	13,299	573,320
DISH Network Corp., Class A *	10,296	239,382

See financial notes 27

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DreamWorks Animation SKG, Inc., Class A *	3,432	94,792
Gannett Co., Inc.	12,012	198,318
John Wiley & Sons, Inc., Class A	2,145	102,553
Lamar Advertising Co., Class A *	3,003	116,426
Liberty Global, Inc., Series A *	12,012	505,705
Liberty Media - Starz, Series A *	2,931	205,756
Liberty Media Corp. - Capital, Series A *	3,861	280,154
Live Nation Entertainment, Inc. *	6,526	69,371
Madison Square Garden, Inc., Class A *	2,627	75,027
Morningstar, Inc.	1,287	75,521
News Corp., Class A	111,111	1,929,998
Omnicom Group, Inc.	14,586	742,427
Scripps Networks Interactive, Class A	3,861	200,540
Sirius XM Radio, Inc. *	185,757	336,220
The Interpublic Group of Cos., Inc. *	22,737	300,128
The McGraw-Hill Cos., Inc.	15,015	580,780
The New York Times Co., Class A *	7,722	80,309
The Walt Disney Co.	82,019	3,587,511
The Washington Post Co., Class B (a)	435	188,394
Time Warner Cable, Inc.	17,160	1,238,609
Time Warner, Inc.	52,011	1,986,820
Valassis Communications, Inc. *	2,145	60,532
Viacom, Inc., Class B	25,740	1,149,549
Virgin Media, Inc.	13,728	373,951

		21,841,972

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Abbott Laboratories	71,266	3,427,895
Acorda Therapeutics, Inc. *	3,003	62,973
Alexion Pharmaceuticals, Inc. *	4,290	413,041
Alkermes, Inc. *	8,151	116,804
Allergan, Inc.	15,015	1,113,663
Alnylam Pharmaceuticals, Inc. *	36	395
Amgen, Inc. *	44,756	2,297,325
Amylin Pharmaceuticals, Inc. *	6,864	105,019
Auxilium Pharmaceuticals, Inc. *	2,145	48,198
Bio-Rad Laboratories, Inc., Class A *	858	97,949
Biogen Idec, Inc. *	10,421	712,796
BioMarin Pharmaceutical, Inc. *	5,148	125,920
Bristol-Myers Squibb Co.	80,281	2,072,053
Bruker Corp. *	3,861	74,093
Celgene Corp. *	21,664	1,150,358
Cephalon, Inc. *	3,432	193,256
Charles River Laboratories International, Inc. *	3,003	109,429
Covance, Inc. *	3,003	169,459
Cubist Pharmaceuticals, Inc. *	3,861	84,672
Dendreon Corp. *	6,558	220,283
Dionex Corp. *	858	101,090
Eli Lilly & Co.	46,332	1,601,234
Endo Pharmaceuticals Holdings, Inc. *	4,719	167,619
Exelixis, Inc. *	6,006	74,775
Forest Laboratories, Inc. *	14,157	458,687
Genzyme Corp. *	12,441	938,673
Gilead Sciences, Inc. *	38,745	1,510,280
Halozyme Therapeutics, Inc. *	10,725	74,110
Human Genome Sciences, Inc. *	8,580	214,757
Illumina, Inc. *	5,710	396,274
Impax Laboratories, Inc. *	3,865	79,580
Incyte Corp. *	6,006	82,162
InterMune, Inc. *	2,155	78,895
Ironwood Pharmaceuticals, Inc. *	4,446	54,375
Johnson & Johnson	129,057	7,929,262
King Pharmaceuticals, Inc. *(a)	10,692	152,254
Life Technologies Corp. *	8,580	457,915
Luminex Corp. *	4,719	88,812
MannKind Corp. *(a)	3,861	14,440
Medicis Pharmaceutical Corp., Class A	3,003	96,366
Merck & Co., Inc.	142,444	4,639,401
Mettler-Toledo International, Inc. *	1,716	294,071
Mylan, Inc. *	19,734	451,317
Myriad Genetics, Inc. *	4,290	79,451
Nektar Therapeutics *	4,334	41,563
Onyx Pharmaceuticals, Inc. *	3,003	105,826
Par Pharmaceutical Cos., Inc. *	3,003	92,733
PAREXEL International Corp. *	2,653	62,266
PDL BioPharma, Inc.	8,580	47,619
PerkinElmer, Inc.	6,006	159,159
Perrigo Co.	3,861	295,096
Pfizer, Inc.	373,907	7,193,971
Pharmaceutical Product Development, Inc.	5,577	153,200
Pharmasset, Inc. *	1,737	86,850
Regeneron Pharmaceuticals, Inc. *	3,861	140,038
Salix Pharmaceuticals Ltd. *	3,432	114,423
Savient Pharmaceuticals, Inc. *	5,577	53,762
Seattle Genetics, Inc. *	7,293	108,301
Talecris Biotherapeutics Holdings Corp. *	2,822	70,381
Targacept, Inc. *	1,716	49,198
Techne Corp.	1,716	123,020
Theravance, Inc. *	3,557	81,028
Thermo Fisher Scientific, Inc. *	18,876	1,053,658
United Therapeutics Corp. *	2,145	144,637
Vertex Pharmaceuticals, Inc. *	9,009	420,450
VIVUS, Inc. *	4,719	35,912
Warner Chilcott plc, Class A	5,248	124,273
Waters Corp. *	4,290	356,284
Watson Pharmaceuticals, Inc. *	5,577	312,256

		44,057,285

Real Estate 2.8%
Acadia Realty Trust	1,716	33,977
Alexander’s, Inc.	435	172,143
Alexandria Real Estate Equities, Inc.	2,145	172,029
AMB Property Corp.	7,293	265,319
American Campus Communities, Inc.	2,574	86,023
American Capital Agency Corp.	2,584	76,099
Annaly Capital Management, Inc.	33,058	592,730
Anworth Mortgage Asset Corp.	9,438	67,387
Apartment Investment & Management Co., Class A	6,006	154,054
AvalonBay Communities, Inc.	4,290	519,219
BioMed Realty Trust, Inc.	5,577	101,223
Boston Properties, Inc.	6,864	658,395
Brandywine Realty Trust	7,293	89,704
BRE Properties, Inc.	2,574	122,291
Brookfield Properties Corp. (a)	12,441	218,091

28 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Camden Property Trust	3,003	177,688
Capstead Mortgage Corp.	5,148	67,645
CB Richard Ellis Group, Inc., Class A *	13,739	344,025
CBL & Associates Properties, Inc.	8,151	145,495
Chimera Investment Corp.	46,422	200,079
Colonial Properties Trust	3,003	59,189
Colony Financial, Inc.	3,432	72,930
CommonWealth REIT	3,237	92,934
Corporate Office Properties Trust	2,574	92,329
Cousins Properties, Inc.	9,990	84,715
DCT Industrial Trust, Inc.	14,586	81,973
Developers Diversified Realty Corp.	8,701	124,424
DiamondRock Hospitality Co.	9,047	106,393
Digital Realty Trust, Inc. (a)	3,913	230,163
Douglas Emmett, Inc.	6,006	112,612
Duke Realty Corp.	10,725	150,901
DuPont Fabros Technology, Inc.	3,003	73,333
EastGroup Properties, Inc.	1,716	78,129
Entertainment Properties Trust	2,145	102,252
Equity Lifestyle Properties, Inc.	1,287	74,697
Equity One, Inc.	4,290	82,111
Equity Residential	14,167	780,743
Essex Property Trust, Inc.	1,287	159,305
Extra Space Storage, Inc.	7,293	144,037
Federal Realty Investment Trust	3,003	252,793
Forest City Enterprises, Inc., Class A *	7,722	145,946
Forestar Group, Inc. *	1,716	33,050
Franklin Street Properties Corp.	3,861	58,031
General Growth Properties, Inc. *	17,888	284,777
Government Properties Income Trust	2,154	58,524
Hatteras Financial Corp.	2,574	76,139
HCP, Inc.	17,160	652,080
Health Care REIT, Inc.	7,732	403,765
Healthcare Realty Trust, Inc.	3,432	79,966
Highwoods Properties, Inc.	3,432	116,448
Home Properties, Inc.	1,716	101,107
Hospitality Properties Trust	6,006	138,138
Host Hotels & Resorts, Inc.	29,611	544,842
Inland Real Estate Corp.	3,435	32,358
Investors Real Estate Trust	3,440	32,061
Jones Lang LaSalle, Inc.	2,145	211,111
Kilroy Realty Corp.	2,574	99,742
Kimco Realty Corp.	18,447	357,503
LaSalle Hotel Properties	3,861	108,919
Lexington Realty Trust	9,438	89,378
Liberty Property Trust	5,148	173,848
Mack-Cali Realty Corp.	3,432	116,482
Medical Properties Trust, Inc.	4,963	58,216
MFA Financial, Inc.	12,870	109,009
Mid-America Apartment Communities, Inc.	1,716	111,489
National Health Investors, Inc.	2,145	101,930
National Retail Properties, Inc.	4,290	110,210
Nationwide Health Properties, Inc.	6,006	256,696
OMEGA Healthcare Investors, Inc.	4,290	102,831
Pennsylvania Real Estate Investment Trust	1,873	27,046
Piedmont Office Realty Trust, Inc., Class A	6,073	121,460
Plum Creek Timber Co., Inc.	7,722	324,015
Post Properties, Inc.	2,145	83,655
Potlatch Corp.	2,145	82,368
ProLogis	25,547	415,394
PS Business Parks, Inc.	1,287	81,132
Public Storage	6,864	770,484
Rayonier, Inc.	3,861	236,795
Realty Income Corp.	4,719	169,742
Redwood Trust, Inc.	4,719	77,297
Regency Centers Corp.	4,290	194,122
Saul Centers, Inc.	1,314	60,444
Senior Housing Properties Trust	6,006	147,387
Simon Property Group, Inc.	13,728	1,510,629
SL Green Realty Corp.	3,432	259,905
Sovran Self Storage, Inc.	2,145	83,226
Starwood Property Trust, Inc.	3,432	80,274
Sunstone Hotel Investors, Inc. *	8,580	92,149
Tanger Factory Outlet Centers, Inc.	3,432	91,463
Taubman Centers, Inc.	2,574	142,806
The Howard Hughes Corp. *	1,719	99,307
The Macerich Co.	5,717	289,509
The St. Joe Co. *(a)	4,719	126,375
U-Store-It Trust	3,602	36,921
UDR, Inc.	8,333	202,659
Ventas, Inc.	7,293	404,178
Vornado Realty Trust	8,580	800,771
Washington Real Estate Investment Trust	2,574	80,412
Weingarten Realty Investors	6,006	155,375

		19,231,475

Retailing 3.6%
99 Cents Only Stores *	5,577	92,801
Aaron’s, Inc.	3,861	90,888
Abercrombie & Fitch Co., Class A	3,861	221,506
Advance Auto Parts, Inc.	4,290	268,897
Aeropostale, Inc. *	4,347	112,761
Amazon.com, Inc. *	16,302	2,824,974
American Eagle Outfitters, Inc.	8,580	131,703
AnnTaylor Stores Corp. *	2,691	62,458
Ascena Retail Group, Inc. *	3,432	107,216
AutoNation, Inc. *(a)	3,432	115,452
AutoZone, Inc. *	1,287	331,982
Barnes & Noble, Inc. (a)	3,861	51,699
Bed Bath & Beyond, Inc. *	12,441	599,034
Best Buy Co., Inc.	15,873	511,746
Big Lots, Inc. *	3,861	158,417
Blue Nile, Inc. *(a)	1,287	73,591
Cabela’s, Inc. *	2,427	65,845
CarMax, Inc. *	10,725	379,343
Chico’s FAS, Inc.	8,580	117,889
Collective Brands, Inc. *	3,861	88,031
Dick’s Sporting Goods, Inc. *	3,861	143,398
Dillard’s, Inc., Class A	3,003	127,147
Dollar General Corp. *	1,716	48,477
Dollar Tree, Inc. *	6,435	323,809
DSW, Inc., Class A *	1,716	69,687
Expedia, Inc.	9,867	195,959
Family Dollar Stores, Inc.	6,006	300,781
Foot Locker, Inc.	7,722	153,436
GameStop Corp., Class A *	7,293	145,495
Genuine Parts Co.	7,293	384,268
Group 1 Automotive, Inc.	2,145	90,626
Guess?, Inc.	3,871	175,318

See financial notes 29

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
hhgregg, Inc. *(a)	1,716	25,465
HSN, Inc. *	2,574	83,604
J. Crew Group, Inc. *	2,574	110,991
J.C. Penney Co., Inc.	9,867	344,950
Kohl’s Corp. *	13,728	739,802
Liberty Media Corp. - Interactive, Series A *	28,743	461,613
Limited Brands, Inc.	12,870	412,097
LKQ Corp. *	6,864	163,089
Lowe’s Cos., Inc.	63,708	1,667,238
Lumber Liquidators Holdings, Inc. *	1,287	29,961
Macy’s, Inc.	20,163	481,896
Netflix, Inc. *	2,145	443,307
Nordstrom, Inc.	8,151	368,914
O’Reilly Automotive, Inc. *	6,435	357,657
OfficeMax, Inc. *	6,435	88,417
Penske Automotive Group, Inc. *	6,030	122,831
PetSmart, Inc.	6,006	245,465
Priceline.com, Inc. *	2,245	1,018,961
RadioShack Corp.	6,006	88,889
Rent-A-Center, Inc.	3,861	127,645
Ross Stores, Inc.	6,006	432,672
Saks, Inc. *	7,293	89,339
Sally Beauty Holdings, Inc. *	5,234	67,885
Sears Holdings Corp. *(a)	2,574	214,440
Signet Jewelers Ltd. *	3,861	169,382
Staples, Inc.	33,891	721,878
Target Corp.	29,639	1,557,529
The Buckle, Inc.	2,145	83,848
The Children’s Place Retail Stores, Inc. *	1,716	78,421
The Gap, Inc.	17,744	399,772
The Home Depot, Inc.	75,673	2,835,467
The Men’s Wearhouse, Inc.	2,574	68,726
The Sherwin-Williams Co.	4,719	387,524
The TJX Cos., Inc.	19,734	984,135
Tiffany & Co.	6,006	369,669
Tractor Supply Co.	3,432	178,704
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,574	107,413
Urban Outfitters, Inc. *	6,435	246,975
Williams-Sonoma, Inc.	4,719	170,309

		25,111,514

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. *	30,030	276,576
Altera Corp.	14,586	610,570
Amkor Technology, Inc. *	6,864	50,588
Analog Devices, Inc.	13,728	547,473
Applied Materials, Inc.	63,492	1,043,174
Applied Micro Circuits Corp. *	4,901	51,461
Atheros Communications *	3,003	134,564
Atmel Corp. *	21,263	312,141
Broadcom Corp., Class A	20,163	831,119
Cabot Microelectronics Corp. *	858	41,888
Cavium Networks, Inc. *	3,432	148,194
Cirrus Logic, Inc. *	3,533	82,496
Cree, Inc. *	6,016	316,863
Cymer, Inc. *	1,716	86,830
Cypress Semiconductor Corp. *	8,151	170,845
Diodes, Inc. *	1,716	49,695
Fairchild Semiconductor International, Inc. *	9,009	158,648
FEI Co. *	2,574	86,306
Hittite Microwave Corp. *	1,716	105,328
Integrated Device Technology, Inc. *	11,583	89,768
Intel Corp.	256,772	5,512,895
International Rectifier Corp. *	3,432	110,304
Intersil Corp., Class A	5,577	71,330
KLA-Tencor Corp.	8,151	397,932
Lam Research Corp. *	6,006	329,729
Linear Technology Corp.	9,867	341,004
LSI Corp. *	30,459	191,587
Marvell Technology Group Ltd. *	24,882	454,843
Maxim Integrated Products, Inc.	14,586	402,282
MEMC Electronic Materials, Inc. *	10,296	139,717
Microchip Technology, Inc.	8,580	316,688
Micron Technology, Inc. *	45,994	511,913
Microsemi Corp. *	4,719	103,960
MKS Instruments, Inc. *	4,290	128,786
Monolithic Power Systems, Inc. *	36	556
National Semiconductor Corp.	10,725	166,237
Netlogic Microsystems, Inc. *	3,432	142,050
Novellus Systems, Inc. *	4,290	171,428
NVIDIA Corp. *	26,169	592,990
OmniVision Technologies, Inc. *	2,574	78,816
ON Semiconductor Corp. *	20,592	229,601
PMC-Sierra, Inc. *	10,296	81,338
Power Integrations, Inc.	2,145	85,457
Rambus, Inc. *	5,148	105,791
RF Micro Devices, Inc. *	16,731	125,482
Semtech Corp. *	2,755	65,238
Silicon Laboratories, Inc. *	2,145	97,383
Skyworks Solutions, Inc. *	7,722	277,529
Teradyne, Inc. *	8,580	159,845
Tessera Technologies, Inc. *	2,574	44,813
Texas Instruments, Inc.	55,135	1,963,357
TriQuint Semiconductor, Inc. *	7,147	101,845
Varian Semiconductor Equipment Associates, Inc. *	3,432	163,741
Veeco Instruments, Inc. *(a)	1,817	86,453
Volterra Semiconductor Corp. *	2,145	54,118
Xilinx, Inc.	13,299	442,192

		19,443,757

Software & Services 7.2%
Accenture plc, Class A	29,314	1,509,085
Activision Blizzard, Inc.	27,456	305,311
Acxiom Corp. *	4,290	73,531
Adobe Systems, Inc. *	24,882	858,429
Advent Software, Inc. *	3,432	99,528
Akamai Technologies, Inc. *	8,580	322,007
Alliance Data Systems Corp. *	2,574	202,677
ANSYS, Inc. *	3,861	217,452
AOL, Inc. *	4,777	99,696
Ariba, Inc. *	6,006	185,886
Autodesk, Inc. *	10,725	450,986
Automatic Data Processing, Inc.	23,595	1,179,750
Blackbaud, Inc.	3,003	79,910
Blackboard, Inc. *(a)	1,716	60,077
BMC Software, Inc. *	8,580	424,710
Broadridge Financial Solutions, Inc.	6,435	147,490

30 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CA, Inc.	19,734	489,009
CACI International, Inc., Class A *	1,287	76,345
Cadence Design Systems, Inc. *	12,441	123,788
Citrix Systems, Inc. *	8,580	601,973
Cognizant Technology Solutions Corp., Class A *	13,728	1,055,271
CommVault Systems, Inc. *	3,432	125,371
Computer Sciences Corp.	7,293	351,012
Compuware Corp. *	11,154	125,594
Concur Technologies, Inc. *	2,145	111,604
Convergys Corp. *	6,006	84,504
CoreLogic, Inc.	6,006	112,012
DealerTrack Holdings, Inc. *	1,716	34,629
Digital River, Inc. *	3,003	100,841
DST Systems, Inc.	1,716	87,516
EarthLink, Inc.	8,151	67,083
eBay, Inc. *	51,909	1,739,211
Electronic Arts, Inc. *	15,444	290,347
Equinix, Inc. *	2,574	222,497
Euronet Worldwide, Inc. *	2,574	46,512
FactSet Research Systems, Inc.	2,145	224,968
Fair Isaac Corp.	3,003	83,934
Fidelity National Information Services, Inc.	11,370	368,274
Fiserv, Inc. *	7,722	488,571
Fortinet, Inc. *	3,042	124,235
Gartner, Inc. *	3,432	129,455
Genpact Ltd. *	5,577	77,799
Global Payments, Inc.	3,861	185,289
Google, Inc., Class A *	10,756	6,597,730
GSI Commerce, Inc. *	3,432	71,351
IAC/InterActiveCorp *	5,148	159,948
Informatica Corp. *	3,861	181,506
Intuit, Inc. *	14,157	744,375
j2 Global Communications, Inc. *	3,432	99,837
Jack Henry & Associates, Inc.	3,861	123,204
JDA Software Group, Inc. *	2,574	75,933
Lawson Software, Inc. *	10,296	104,401
Lender Processing Services, Inc.	4,290	146,160
ManTech International Corp., Class A *	1,287	55,598
MasterCard, Inc., Class A	5,153	1,239,606
MAXIMUS, Inc.	1,287	95,238
McAfee, Inc. *	7,225	346,439
Mentor Graphics Corp. *	3,861	61,390
MICROS Systems, Inc., Class A *	3,861	183,938
Microsoft Corp.	351,058	9,331,122
MicroStrategy, Inc., Class A *	858	101,973
NetSuite, Inc. *	4,719	141,617
NeuStar, Inc., Class A *	3,432	86,658
Novell, Inc. *	16,731	98,378
Nuance Communications, Inc. *	10,296	192,123
Oracle Corp.	177,264	5,831,986
Parametric Technology Corp. *	5,148	122,008
Paychex, Inc.	15,444	519,382
Pegasystems, Inc.	2,145	86,401
Progress Software Corp. *	4,483	131,621
Quest Software, Inc. *	3,861	103,436
Rackspace Hosting, Inc. *	5,148	190,013
Red Hat, Inc. *	9,009	371,892
Rovi Corp. *	4,719	261,527
SAIC, Inc. *	18,489	302,110
Salesforce.com, Inc. *	5,577	737,670
Sapient Corp.	8,580	101,673
SAVVIS, Inc. *	4,290	139,382
Solarwinds, Inc. *	2,145	48,155
Solera Holdings, Inc.	3,003	153,393
Sourcefire, Inc. *	1,287	34,878
SRA International, Inc., Class A *	3,432	93,453
SuccessFactors, Inc. *	4,719	169,459
Symantec Corp. *	39,039	703,873
Synopsys, Inc. *	6,435	178,378
Syntel, Inc.	1,716	90,347
TeleTech Holdings, Inc. *	3,861	87,954
The Ultimate Software Group, Inc. *	1,287	68,777
TIBCO Software, Inc. *	8,580	211,240
TiVo, Inc. *	6,435	66,152
Total System Services, Inc.	9,438	167,524
Tyler Technologies, Inc. *	1,716	37,958
ValueClick, Inc. *	6,864	102,480
VeriFone Systems, Inc. *	5,148	233,925
VeriSign, Inc.	9,438	333,067
Visa, Inc., Class A	23,246	1,698,120
VistaPrint N.V. *	1,834	93,919
VMware, Inc., Class A *	3,432	287,087
WebMD Health Corp. *	2,145	124,410
Websense, Inc. *	3,861	82,703
Western Union Co.	33,033	726,396
Wright Express Corp. *	2,145	109,395
Yahoo!, Inc. *	58,410	957,924

		49,742,762

Technology Hardware & Equipment 8.5%
Acme Packet, Inc. *	2,574	193,668
ADTRAN, Inc.	3,003	136,576
Agilent Technologies, Inc. *	16,302	685,988
Amphenol Corp., Class A	8,151	468,519
Anixter International, Inc.	1,716	122,900
Apple, Inc. *	42,471	15,001,182
Arris Group, Inc. *	6,435	84,942
Arrow Electronics, Inc. *	6,006	235,435
Aruba Networks, Inc. *	4,719	143,694
Avnet, Inc. *	7,293	249,494
AVX Corp.	6,006	95,796
Benchmark Electronics, Inc. *	4,290	80,909
Blue Coat Systems, Inc. *	2,574	72,432
Brightpoint, Inc. *	9,009	113,513
Brocade Communications Systems, Inc. *	19,305	122,973
Ciena Corp. *	4,290	118,275
Cisco Systems, Inc. *	257,001	4,769,939
Cognex Corp.	3,861	107,761
Coherent, Inc. *	911	56,254
Comtech Telecommunications Corp.	2,145	58,022
Corning, Inc.	74,217	1,711,444
Dell, Inc. *	83,226	1,317,468
Diebold, Inc.	3,003	105,585
Dolby Laboratories, Inc., Class A *	2,574	130,167
EchoStar Corp., Class A *	3,861	133,977
EMC Corp. *	95,238	2,591,426
Emulex Corp. *	6,435	70,785
F5 Networks, Inc. *	3,861	455,637
Finisar Corp. *	3,505	143,775

See financial notes 31

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FLIR Systems, Inc. *	7,293	235,564
Harris Corp.	6,006	280,240
Hewlett-Packard Co.	104,732	4,569,457
Infinera Corp. *	8,580	68,726
Ingram Micro, Inc., Class A *	7,293	145,349
InterDigital, Inc.	3,432	163,638
Intermec, Inc. *	5,148	57,812
International Business Machines Corp.	57,492	9,306,805
IPG Photonics Corp. *	2,145	122,093
Itron, Inc. *	1,716	97,314
Jabil Circuit, Inc.	9,438	202,256
JDS Uniphase Corp. *	11,583	285,753
Juniper Networks, Inc. *	25,311	1,113,684
Lexmark International, Inc., Class A *	3,432	128,803
Littelfuse, Inc.	858	45,328
Loral Space & Communications, Inc. *	858	64,916
Molex, Inc.	6,864	191,712
Motorola Mobility Holdings, Inc. *	12,663	382,423
Motorola Solutions, Inc. *	14,943	577,398
Multi-Fineline Electronix, Inc. *	24	687
National Instruments Corp.	4,502	140,163
NCR Corp. *	7,293	139,296
NetApp, Inc. *	16,731	864,323
NETGEAR, Inc. *	1,716	56,285
Plantronics, Inc.	2,574	89,807
Plexus Corp. *	2,574	80,901
Polycom, Inc. *	3,861	184,556
QLogic Corp. *	6,006	108,468
QUALCOMM, Inc.	74,311	4,427,449
Riverbed Technology, Inc. *	7,221	298,155
Rofin-Sinar Technologies, Inc. *	3,003	116,456
SanDisk Corp. *	10,725	531,960
Sanmina-SCI Corp. *	3,432	53,608
ScanSource, Inc. *	2,574	94,028
Seagate Technology plc *	23,595	299,657
STEC, Inc. *(a)	3,003	61,351
Sycamore Networks, Inc.	2,179	46,522
Synaptics, Inc. *	3,003	88,589
SYNNEX Corp. *	2,574	90,811
Tech Data Corp. *	2,145	106,349
Tekelec *	4,290	32,904
Tellabs, Inc.	16,731	90,180
Teradata Corp. *	7,722	369,266
Trimble Navigation Ltd. *	5,577	274,110
Tyco Electronics Ltd.	20,656	744,442
ViaSat, Inc. *	2,145	89,253
Vishay Intertechnology, Inc. *	10,296	179,665
Vishay Precision Group, Inc. *	567	9,384
Western Digital Corp. *	10,725	327,970
Xerox Corp.	62,209	668,747
Zebra Technologies Corp., Class A *	2,574	96,062

		58,379,211

Telecommunication Services 2.6%
AboveNet, Inc.	1,287	83,513
American Tower Corp., Class A *	18,876	1,018,549
AT&T, Inc.	276,078	7,835,094
Atlantic Tele-Network, Inc.	12	468
CenturyLink, Inc.	14,157	582,985
Clearwire Corp., Class A *(a)	104	523
Crown Castle International Corp. *	11,583	488,223
Frontier Communications Corp.	46,505	394,827
Global Crossing Ltd. *	5,577	87,838
Leap Wireless International, Inc. *	5,148	62,909
Level 3 Communications, Inc. *	84,942	118,919
MetroPCS Communications, Inc. *	11,583	166,795
NII Holdings, Inc. *	8,151	333,865
Qwest Communications International, Inc.	66,066	450,570
SBA Communications Corp., Class A *	5,577	234,736
Sprint Nextel Corp. *	140,792	615,261
Telephone & Data Systems, Inc.	4,290	144,359
tw telecom, Inc. *	7,293	135,650
United States Cellular Corp. *	1,716	85,766
Verizon Communications, Inc.	130,934	4,834,083
Windstream Corp.	22,737	285,122

		17,960,055

Transportation 1.9%
Alaska Air Group, Inc. *	2,574	153,024
Alexander & Baldwin, Inc.	2,145	89,961
Allegiant Travel Co.	858	35,410
AMERCO *	858	82,874
AMR Corp. *	16,302	109,875
Arkansas Best Corp.	1,287	30,528
Atlas Air Worldwide Holdings, Inc. *	1,287	87,876
Avis Budget Group, Inc. *	4,562	69,890
C.H. Robinson Worldwide, Inc.	7,722	558,996
Con-way, Inc.	2,145	69,841
CSX Corp.	17,259	1,288,557
Delta Air Lines, Inc. *	37,752	424,332
Dollar Thrifty Automotive Group, Inc. *	1,287	68,353
Expeditors International of Washington, Inc.	9,867	471,643
FedEx Corp.	13,728	1,235,795
Genesee & Wyoming, Inc., Class A *	2,145	111,733
Hertz Global Holdings, Inc. *	9,438	143,552
Hub Group, Inc., Class A *	2,574	89,987
J.B. Hunt Transport Services, Inc.	4,290	178,507
JetBlue Airways Corp. *	13,299	75,804
Kansas City Southern *	5,587	300,804
Kirby Corp. *	2,574	142,445
Landstar System, Inc.	2,574	114,466
Norfolk Southern Corp.	17,160	1,125,353
Old Dominion Freight Line, Inc. *	1,309	40,291
Ryder System, Inc.	2,574	123,114
SkyWest, Inc.	4,719	77,864
Southwest Airlines Co.	35,178	416,156
Union Pacific Corp.	23,595	2,251,199
United Continental Holdings, Inc. *	15,084	362,619
United Parcel Service, Inc., Class B	33,033	2,437,835
US Airways Group, Inc. *	7,378	63,525
UTI Worldwide, Inc.	5,148	102,445
Werner Enterprises, Inc.	3,432	80,824

		13,015,478

Utilities 3.3%
AGL Resources, Inc.	3,432	130,450
ALLETE, Inc.	2,145	81,081

32 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alliant Energy Corp.	5,148	202,728
Ameren Corp.	10,897	304,680
American Electric Power Co., Inc.	22,308	798,180
American Water Works Co., Inc.	8,154	226,192
Aqua America, Inc.	6,435	144,916
Atmos Energy Corp.	4,290	145,088
Avista Corp.	3,432	76,602
Black Hills Corp.	1,740	53,627
California Water Service Group	1,716	60,540
Calpine Corp. *	17,589	266,122
CenterPoint Energy, Inc.	18,447	292,569
Cleco Corp.	2,574	83,269
CMS Energy Corp.	10,296	198,301
Consolidated Edison, Inc.	13,299	664,684
Constellation Energy Group, Inc.	8,580	266,581
Dominion Resources, Inc.	27,885	1,272,393
DPL, Inc.	5,148	133,951
DTE Energy Co.	7,722	363,552
Duke Energy Corp.	60,489	1,088,197
Edison International	13,728	509,583
El Paso Electric Co. *	1,417	39,818
Energen Corp.	3,432	209,695
Entergy Corp.	9,009	641,441
EQT Corp.	7,293	359,545
Exelon Corp.	31,317	1,307,798
FirstEnergy Corp.	19,307	739,458
GenOn Energy, Inc. *	36,568	148,100
Great Plains Energy, Inc.	6,006	115,315
Hawaiian Electric Industries, Inc.	4,290	103,603
IDACORP, Inc.	2,574	97,143
Integrys Energy Group, Inc.	3,432	168,065
ITC Holdings Corp.	2,145	147,040
MDU Resources Group, Inc.	7,722	165,791
MGE Energy, Inc.	1,716	70,305
National Fuel Gas Co.	3,003	218,919
New Jersey Resources Corp.	2,145	89,725
NextEra Energy, Inc.	19,329	1,072,180
Nicor, Inc.	2,145	113,127
NiSource, Inc.	12,870	246,589
Northeast Utilities	8,151	277,460
Northwest Natural Gas Co.	1,716	80,652
NRG Energy, Inc. *	12,441	248,696
NSTAR	4,719	213,063
NV Energy, Inc.	10,725	157,550
OGE Energy Corp.	4,290	206,349
ONEOK, Inc.	4,719	304,706
Ormat Technologies, Inc.	1,716	42,986
Pepco Holdings, Inc.	10,296	192,844
PG&E Corp.	18,447	849,669
Piedmont Natural Gas Co., Inc.	3,003	87,988
Pinnacle West Capital Corp.	4,719	199,283
PNM Resources, Inc.	5,577	74,230
Portland General Electric Co.	3,432	80,377
PPL Corp.	22,737	578,202
Progress Energy, Inc.	13,728	627,507
Public Service Enterprise Group, Inc.	24,024	785,585
Questar Corp.	7,722	137,992
SCANA Corp.	5,148	208,391
Sempra Energy	10,725	570,892
South Jersey Industries, Inc.	1,716	94,140
Southern Co.	37,752	1,438,729
Southwest Gas Corp.	2,502	97,253
TECO Energy, Inc.	9,009	163,153
The AES Corp. *	37,051	458,321
The Empire District Electric Co.	3,432	74,234
UGI Corp.	5,148	164,170
UIL Holdings Corp.	1,716	52,750
Vectren Corp.	3,861	101,621
Westar Energy, Inc.	5,148	133,848
WGL Holdings, Inc.	2,145	81,510
Wisconsin Energy Corp.	5,577	330,158
Xcel Energy, Inc.	21,021	503,243

		23,034,495

Total Common Stock
(Cost $613,341,395)		688,045,405

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	251,622	251,622

Total Other Investment Company
(Cost $251,622)		251,622

Corporate Bond 0.0% of net assets

Diversified Financials 0.0%
GAMCO Investors, Inc. 0.0%, 12/31/15	2,000	1,287

Total Corporate Bond
(Cost $2,061)		1,287

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Navigator Securities Lending Prime Portfolio	1,690,839	1,690,839

Total Collateral Invested for Securities on Loan
(Cost $1,690,839)		1,690,839

End of Collateral Invested for Securities on Loan

At 2/28/11, the tax basis cost of the fund’s investments was $613,611,256 and the unrealized appreciation and depreciation were $80,871,182 and ($6,184,124), respectively, with a net unrealized appreciation of $74,687,058.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

See financial notes 33

 Schwab U.S. Broad Market ETF

Statement of
Assets and Liabilities
As of February 28, 2011 (unaudited)

Assets

Investments, at value including securities on loan of $1,651,217 (cost $613,595,078)		$688,298,314
Collateral invested for securities on loan		1,690,839
Receivables:
Investments sold		28,826
Fund shares sold		6,429,412
Dividends		1,198,369
Income from securities on loan		2,359
Foreign tax reclaims		941
Interest	+	85

Total assets		697,649,145

Liabilities

Collateral held for securities on loan		1,690,839
Payables:
Investments bought		6,400,322
Investment adviser fees	+	3,384

Total liabilities		8,094,545

Net Assets

Total assets		697,649,145
Total liabilities	−	8,094,545

Net assets		$689,554,600

Net Assets by Source
Capital received from investors		610,135,310
Net investment income not yet distributed		1,936,176
Net realized capital gains		2,764,422
Net unrealized capital gains		74,718,692

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$689,554,600		21,450,001		$32.15

34 See financial notes

 Schwab U.S. Broad Market ETF

Statement of
Operations
For September 1, 2010 through February 28, 2011 (unaudited)

Investment Income

Dividends (including $4,173 from affiliated issuer and net of foreign withholding tax of $1,156)		$4,440,108
Interest		745
Securities on loan	+	2,359

Total investment income		4,443,212

Expenses

Investment adviser fees		134,131

Total expenses	−	134,131

Net investment income		4,309,081

Realized and Unrealized Gains (Losses)

Net realized losses on investments (including $3,208 gain from affiliated issuer)		(154,469)
Net realized gains on in-kind redemptions	+	3,067,764

Net realized gains		2,913,295
Net unrealized gains on investments	+	95,105,958

Net realized and unrealized gains		98,019,253

Net increase in net assets resulting from operations		$102,328,334

See financial notes 35

 Schwab U.S. Broad Market ETF

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			10/30/09*-8/31/10
Net investment income		$4,309,081	$2,796,989
Net realized gains		2,913,295	1,714,081
Net unrealized gains (losses)	+	95,105,958	(20,387,266)

Net increase (decrease) in net assets resulting from operations		102,328,334	(15,876,196)

Distributions to Shareholders

Distributions from net investment income		($3,338,530)	($1,831,500)

Transactions in Fund Shares

		9/1/10-2/28/11		10/30/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		11,200,000	$336,060,704	12,050,001	$320,803,907
Shares Redeemed	+	(600,000)	(17,986,289)	(1,200,000)	(30,605,830)

Net transactions in fund shares		10,600,000	$318,074,415	10,850,001	$290,198,077

Shares Outstanding and Net Assets

		9/1/10-2/28/11		10/30/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,850,001	$272,490,381	—	$—
Total increase	+	10,600,000	417,064,219	10,850,001	272,490,381

End of period		21,450,001	$689,554,600	10,850,001	$272,490,381

Net investment income not yet distributed			$1,936,176		$965,625

*	Commencement of operations.

36 See financial notes

Schwab U.S. Large-Cap ETF™

Financial Statements

Financial Highlights

	9/1/10–		10/30/09[1]–
	2/28/11*		8/31/10

Per-Share Data ($)

Net asset value at beginning of period	24.98		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.26		0.34
Net realized and unrealized gains (losses)	6.71		(0.12)

Total from investment operations	6.97		0.22
Less distributions:
Distributions from net investment income	(0.27)		(0.24)

Net asset value at end of period	31.68		24.98

Total return (%)	28.03	[2]	0.83	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[3]	0.08	[3]
Gross operating expenses	0.08	[3]	0.08	[3]
Net investment income (loss)	1.93	[3]	2.01	[3]
Portfolio turnover rate[4]	3	[2]	3	[2]
Net assets, end of period ($ x 1,000)	486,219		273,503

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 37

 Schwab U.S. Large-Cap ETF

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	432,377,245	485,299,314
—%	Other Investment Company	157,893	157,893

99.8%	Total Investments	432,535,138	485,457,207
0.2%	Collateral Invested for Securities on Loan	839,035	839,035
—%	Other Assets and Liabilities, Net		(76,955)

100.0%	Net Assets		486,219,287

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc. *	4,302	333,878
Ford Motor Co. *	124,518	1,873,996
General Motors Co. *	20,423	684,783
Harley-Davidson, Inc.	8,657	353,379
Johnson Controls, Inc.	24,698	1,007,678
Lear Corp. *	1,842	194,884
The Goodyear Tire & Rubber Co. *	8,923	126,528
TRW Automotive Holdings Corp. *	3,732	211,978
Visteon Corp. *	1,860	137,547

		4,924,651

Banks 2.9%
BB&T Corp.	25,827	712,825
BOK Financial Corp.	947	48,629
Capitol Federal Financial, Inc.	6,098	77,079
City National Corp.	1,844	108,630
Comerica, Inc.	6,577	255,845
Commerce Bancshares, Inc.	2,803	112,569
Cullen/Frost Bankers, Inc.	2,149	125,845
Fifth Third Bancorp	33,167	484,238
First Horizon National Corp. *	8,734	100,441
First Republic Bank *	432	12,636
Hudson City Bancorp, Inc.	18,466	212,359
Huntington Bancshares, Inc.	31,561	215,877
KeyCorp	32,849	300,240
M&T Bank Corp.	3,991	351,408
Marshall & Ilsley Corp.	19,648	152,665
New York Community Bancorp, Inc.	16,393	305,893
People’s United Financial, Inc.	14,125	186,168
PNC Financial Services Group, Inc.	19,659	1,212,960
Regions Financial Corp.	43,774	334,433
SunTrust Banks, Inc.	18,549	559,623
TFS Financial Corp.	782	8,117
U.S. Bancorp	70,092	1,943,651
Wells Fargo & Co.	183,511	5,920,065
Zions Bancorp	6,325	147,752

		13,889,948

Capital Goods 8.4%
3M Co.	24,257	2,237,223
Aecom Technology Corp. *	3,730	106,827
AGCO Corp. *	3,377	184,992
Alliant Techsystems, Inc. *	1,228	88,625
AMETEK, Inc.	5,970	250,442
Bucyrus International, Inc.	2,763	251,599
Caterpillar, Inc.	21,193	2,181,395
Cooper Industries plc	6,144	395,366
Cummins, Inc.	6,764	683,976
Danaher Corp.	18,816	952,090
Deere & Co.	15,661	1,411,839
Donaldson Co., Inc.	2,615	147,225
Dover Corp.	6,836	439,213
Eaton Corp.	6,140	680,189
Emerson Electric Co.	28,248	1,685,276
Fastenal Co.	5,053	313,943
First Solar, Inc. *(a)	1,881	277,241
Flowserve Corp.	2,149	268,561
Fluor Corp.	6,758	478,196
Foster Wheeler AG *	4,374	158,164
General Dynamics Corp.	11,446	871,270
General Electric Co.	391,989	8,200,410
Goodrich Corp.	4,605	397,089
Honeywell International, Inc.	26,262	1,520,832
Hubbell, Inc., Class B	2,149	145,079
Illinois Tool Works, Inc.	15,964	863,652
Ingersoll-Rand plc	11,977	542,558
ITT Corp.	6,862	397,516
Jacobs Engineering Group, Inc. *	4,609	230,727
Joy Global, Inc.	3,772	367,317
KBR, Inc.	4,878	159,998
L-3 Communications Holdings, Inc.	4,177	331,194
Lincoln Electric Holdings, Inc.	1,535	109,568
Lockheed Martin Corp.	10,438	826,272
Masco Corp.	13,516	183,682
McDermott International, Inc. *	8,600	197,370
MSC Industrial Direct Co., Class A	1,630	103,000
Navistar International Corp. *	1,889	117,080
Northrop Grumman Corp.	9,946	663,199
Oshkosh Corp. *	3,377	120,458
Owens Corning, Inc. *	4,298	153,568
PACCAR, Inc.	13,510	677,256
Pall Corp.	4,298	233,639
Parker Hannifin Corp.	5,942	529,908
Pentair, Inc.	3,731	138,345
Precision Castparts Corp.	5,267	746,597
Quanta Services, Inc. *	7,722	176,139
Raytheon Co.	13,254	678,737
Rockwell Automation, Inc.	5,266	461,986
Rockwell Collins, Inc.	5,918	381,356
Roper Industries, Inc.	3,461	291,174
Spirit AeroSystems Holdings, Inc., Class A *	3,731	96,969

38 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SPX Corp.	1,846	147,237
Textron, Inc.	10,134	274,530
The Babcock & Wilcox Co. *	4,300	145,211
The Boeing Co.	24,564	1,768,854
The Shaw Group, Inc. *	3,074	122,099
The Timken Co.	2,819	137,342
Tyco International Ltd.	18,269	828,316
United Technologies Corp.	31,940	2,668,268
URS Corp. *	3,070	142,847
W.W. Grainger, Inc.	2,149	286,268

		40,627,299

Commercial & Professional Services 0.7%
Avery Dennison Corp.	3,808	152,015
Cintas Corp.	4,912	138,125
Copart, Inc. *	2,810	118,048
Corrections Corp. of America *	4,345	107,930
Covanta Holding Corp.	4,912	83,111
Equifax, Inc.	4,934	176,390
IHS, Inc., Class A *	1,844	154,343
Iron Mountain, Inc.	6,783	176,358
Manpower, Inc.	3,072	195,072
Nielsen Holdings N.V. *	2,472	65,730
Pitney Bowes, Inc.	7,723	194,465
R.R. Donnelley & Sons Co.	7,722	143,784
Republic Services, Inc.	11,479	339,893
Robert Half International, Inc.	5,592	178,385
Stericycle, Inc. *	3,148	272,050
The Dun & Bradstreet Corp.	1,846	149,157
Towers Watson & Co., Class A	1,891	111,191
Verisk Analytics, Inc., Class A *	3,996	129,271
Waste Connections, Inc.	4,193	121,555
Waste Management, Inc.	16,428	608,822

		3,615,695

Consumer Durables & Apparel 1.1%
Coach, Inc.	10,766	591,269
D.R. Horton, Inc.	10,131	119,951
Fortune Brands, Inc.	5,639	348,829
Garmin Ltd. (a)	4,306	146,189
Harman International Industries, Inc. *	2,606	126,756
Hasbro, Inc.	4,634	208,067
Leggett & Platt, Inc.	5,530	127,522
Lennar Corp., Class A	5,833	117,593
Mattel, Inc.	13,508	338,510
Mohawk Industries, Inc. *	1,906	110,758
Newell Rubbermaid, Inc.	10,545	203,940
NIKE, Inc., Class B	11,062	984,850
NVR, Inc. *	186	135,382
Phillips-Van Heusen Corp.	2,223	133,402
Polo Ralph Lauren Corp.	2,458	311,453
Pulte Group, Inc. *	12,280	84,732
Stanley Black & Decker, Inc.	5,916	448,610
Toll Brothers, Inc. *	4,916	104,514
VF Corp.	3,379	323,269
Whirlpool Corp.	2,799	230,917

		5,196,513

Consumer Services 2.0%
Apollo Group, Inc., Class A *	4,605	208,422
Carnival Corp.	14,784	630,833
Chipotle Mexican Grill, Inc. *	1,233	302,085
Darden Restaurants, Inc.	5,219	245,971
DeVry, Inc.	2,251	122,117
H&R Block, Inc.	10,613	161,211
Hyatt Hotels Corp., Class A *	1,535	70,226
International Game Technology	11,052	181,916
Las Vegas Sands Corp. *	16,279	759,253
Marriott International, Inc., Class A	11,413	447,504
McDonald’s Corp.	39,328	2,976,343
MGM Resorts International *	11,713	163,279
Penn National Gaming, Inc. *	2,641	94,469
Royal Caribbean Cruises Ltd. *	4,916	215,272
Starbucks Corp.	27,685	913,051
Starwood Hotels & Resorts Worldwide, Inc.	6,552	400,327
Strayer Education, Inc. (a)	614	84,388
Weight Watchers International, Inc.	1,228	75,068
Wyndham Worldwide Corp.	6,494	203,132
Wynn Resorts Ltd.	3,377	415,135
Yum! Brands, Inc.	17,363	873,880

		9,543,882

Diversified Financials 7.1%
Affiliated Managers Group, Inc. *	1,901	202,932
American Express Co.	38,854	1,692,869
Ameriprise Financial, Inc.	9,521	602,870
Bank of America Corp.	363,995	5,201,488
Bank of New York Mellon Corp.	44,476	1,351,626
BlackRock, Inc.	3,686	751,907
Capital One Financial Corp.	16,992	845,692
CBOE Holdings, Inc.	682	20,180
CIT Group, Inc. *	6,567	284,482
Citigroup, Inc. *	1,067,349	4,995,193
CME Group, Inc.	2,465	767,305
Discover Financial Services	20,573	447,463
E*TRADE Financial Corp. *	7,468	119,339
Eaton Vance Corp.	4,298	134,527
Federated Investors, Inc., Class B (a)	3,731	102,826
Franklin Resources, Inc.	5,527	694,302
IntercontinentalExchange, Inc. *	2,763	354,216
Invesco Ltd.	17,258	463,205
Jefferies Group, Inc.	4,038	97,154
JPMorgan Chase & Co.	143,949	6,720,979
Legg Mason, Inc.	4,816	174,580
Leucadia National Corp.	7,368	244,102
LPL Investment Holdings, Inc. *	482	16,200
Moody’s Corp.	7,524	240,016
Morgan Stanley	50,801	1,507,774
MSCI, Inc., Class A *	4,326	153,573
Northern Trust Corp.	9,001	464,181
NYSE Euronext	9,564	353,868
Raymond James Financial, Inc.	3,731	142,972
SEI Investments Co.	5,880	135,299
SLM Corp. *	17,853	264,581
State Street Corp.	18,467	825,844
T. Rowe Price Group, Inc.	9,566	640,731
TD Ameritrade Holding Corp.	8,950	195,110

See financial notes 39

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Charles Schwab Corp. (b)	35,612	675,560
The Goldman Sachs Group, Inc.	15,964	2,614,584
The NASDAQ OMX Group, Inc. *	6,187	177,010

		34,676,540

Energy 12.7%
Alpha Natural Resources, Inc. *	4,435	240,466
Anadarko Petroleum Corp.	18,117	1,482,514
Apache Corp.	13,513	1,683,990
Arch Coal, Inc.	6,140	205,874
Baker Hughes, Inc.	15,786	1,121,595
Cabot Oil & Gas Corp.	3,819	174,376
Cameron International Corp. *	8,970	530,396
Chesapeake Energy Corp.	24,253	863,649
Chevron Corp.	73,991	7,676,566
Cimarex Energy Co.	3,136	364,184
Cobalt International Energy, Inc. *	3,646	57,096
Concho Resources, Inc. *	3,450	367,494
ConocoPhillips	51,271	3,992,473
CONSOL Energy, Inc.	8,378	424,848
Continental Resources, Inc. *	1,014	70,503
Denbury Resources, Inc. *	14,835	359,452
Devon Energy Corp.	15,075	1,378,458
Diamond Offshore Drilling, Inc.	2,456	192,133
El Paso Corp.	26,402	491,077
EOG Resources, Inc.	9,210	1,034,375
EXCO Resources, Inc.	6,451	132,052
Exxon Mobil Corp.	186,052	15,913,028
FMC Technologies, Inc. *	4,300	404,415
Forest Oil Corp. *	4,114	146,006
Halliburton Co.	33,467	1,570,941
Helmerich & Payne, Inc.	3,529	229,350
Hess Corp.	10,555	918,602
Kinder Morgan, Inc. *	3,708	113,094
Marathon Oil Corp.	26,402	1,309,539
Massey Energy Co.	3,779	239,324
Murphy Oil Corp.	7,065	519,490
Nabors Industries Ltd. *	10,749	306,024
National-Oilwell Varco, Inc.	15,395	1,224,980
Newfield Exploration Co. *	4,916	357,836
Noble Corp.	9,521	425,684
Noble Energy, Inc.	6,451	597,750
Occidental Petroleum Corp.	29,818	3,040,542
Oceaneering International, Inc. *	1,975	165,169
Patterson-UTI Energy, Inc.	5,833	159,474
Peabody Energy Corp.	9,950	651,626
Petrohawk Energy Corp. *	11,367	245,527
Pioneer Natural Resources Co.	3,399	347,854
Plains Exploration & Production Co. *	5,266	206,269
Pride International, Inc. *	5,837	242,294
QEP Resources, Inc.	6,548	258,973
Quicksilver Resources, Inc. *	4,605	71,331
Range Resources Corp.	5,936	322,325
Rowan Cos., Inc. *	4,308	183,822
Schlumberger Ltd.	50,358	4,704,444
Southern Union Co.	4,325	123,349
Southwestern Energy Co. *	12,902	509,371
Spectra Energy Corp.	24,338	651,042
Sunoco, Inc.	4,444	186,026
The Williams Cos., Inc.	21,494	652,558
Tidewater, Inc.	1,683	104,699
Ultra Petroleum Corp. *	5,627	255,184
Valero Energy Corp.	20,922	589,582
Weatherford International Ltd. *	27,399	662,508
Whiting Petroleum Corp. *	4,298	280,831

		61,734,434

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	15,813	1,182,654
CVS Caremark Corp.	50,115	1,656,802
Safeway, Inc.	12,748	278,161
SUPERVALU, Inc.	8,029	69,290
Sysco Corp.	21,924	609,268
The Kroger Co.	21,600	494,640
Wal-Mart Stores, Inc.	74,412	3,867,936
Walgreen Co.	35,561	1,541,214
Whole Foods Market, Inc.	5,053	295,904

		9,995,869

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	76,331	1,936,517
Archer-Daniels-Midland Co.	21,944	815,878
Brown-Forman Corp., Class B	4,075	281,786
Bunge Ltd.	5,320	383,944
Campbell Soup Co.	7,986	268,809
Coca-Cola Enterprises, Inc.	12,123	318,835
ConAgra Foods, Inc.	16,625	385,035
Constellation Brands, Inc., Class A *	7,368	149,718
Dr. Pepper Snapple Group, Inc.	9,073	327,172
Flowers Foods, Inc.	3,432	91,291
General Mills, Inc.	22,590	838,993
Green Mountain Coffee Roasters, Inc. *	4,300	175,354
H.J. Heinz Co.	11,706	587,875
Hansen Natural Corp. *	2,517	144,853
Hormel Foods Corp.	5,218	142,973
Kellogg Co.	9,214	493,502
Kraft Foods, Inc., Class A	58,808	1,872,447
Lorillard, Inc.	5,376	412,716
McCormick & Co., Inc.	4,423	210,756
Molson Coors Brewing Co., Class B	5,833	266,743
PepsiCo, Inc.	58,703	3,722,944
Philip Morris International, Inc.	67,617	4,244,995
Ralcorp Holdings, Inc. *	1,949	126,393
Reynolds American, Inc.	12,468	427,902
Sara Lee Corp.	21,130	361,746
Smithfield Foods, Inc. *	5,572	128,992
The Coca-Cola Co.	78,288	5,004,169
The Hershey Co.	6,144	321,454
The J.M. Smucker Co.	4,389	302,139
Tyson Foods, Inc., Class A	10,711	199,546

		24,945,477

Health Care Equipment & Services 4.1%
Aetna, Inc.	15,371	574,261
Alere, Inc. *	3,110	120,170
AmerisourceBergen Corp.	10,485	397,486
Baxter International, Inc.	21,558	1,145,808
Beckman Coulter, Inc.	2,503	208,074
Becton, Dickinson & Co.	8,291	663,280

40 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Boston Scientific Corp. *	56,250	402,750
C.R. Bard, Inc.	3,686	360,343
Cardinal Health, Inc.	12,510	520,916
CareFusion Corp. *	8,131	222,139
Cerner Corp. *	2,540	255,143
CIGNA Corp.	10,274	432,227
Community Health Systems, Inc. *	3,512	143,535
Coventry Health Care, Inc. *	5,530	167,006
Covidien plc	18,556	954,706
DaVita, Inc. *	3,768	299,066
DENTSPLY International, Inc.	5,526	206,507
Edwards Lifesciences Corp. *	4,116	350,025
Express Scripts, Inc. *	18,273	1,027,308
Gen-Probe, Inc. *	1,842	115,825
Henry Schein, Inc. *	3,377	232,946
Hologic, Inc. *	9,564	193,002
Hospira, Inc. *	6,140	324,499
Humana, Inc. *	6,447	419,120
IDEXX Laboratories, Inc. *	2,149	166,977
Intuitive Surgical, Inc. *	1,540	505,043
Kinetic Concepts, Inc. *	2,316	113,415
Laboratory Corp. of America Holdings *	3,993	359,889
Lincare Holdings, Inc.	3,684	108,089
McKesson Corp.	9,577	759,265
Medco Health Solutions, Inc. *	15,968	984,268
Medtronic, Inc.	39,603	1,580,952
Omnicare, Inc.	4,345	124,397
Patterson Cos., Inc.	3,848	128,446
Quest Diagnostics, Inc.	5,223	296,405
ResMed, Inc. *	5,680	179,488
St. Jude Medical, Inc. *	12,614	603,958
Stryker Corp.	11,367	719,076
Teleflex, Inc.	1,387	80,987
UnitedHealth Group, Inc.	41,505	1,767,283
Universal Health Services, Inc., Class B	3,381	154,546
Varian Medical Systems, Inc. *	4,605	319,034
WellPoint, Inc. *	14,757	980,898
Zimmer Holdings, Inc. *	7,504	467,799

		20,136,357

Household & Personal Products 2.3%
Alberto-Culver Co.	3,116	116,040
Avon Products, Inc.	15,784	438,953
Church & Dwight Co., Inc.	2,558	192,975
Colgate-Palmolive Co.	18,117	1,422,547
Energizer Holdings, Inc. *	2,546	170,149
Herbalife Ltd.	2,205	172,894
Kimberly-Clark Corp.	15,069	993,047
Mead Johnson Nutrition Co.	7,675	459,349
The Clorox Co.	5,219	353,639
The Estee Lauder Cos., Inc., Class A	4,426	417,859
The Procter & Gamble Co.	103,072	6,498,690

		11,236,142

Insurance 4.2%
ACE Ltd.	12,589	796,254
Aflac, Inc.	16,921	995,970
Alleghany Corp. *	307	104,610
Allied World Assurance Co. Holdings Ltd.	1,582	97,625
American Financial Group, Inc.	3,102	107,422
American International Group, Inc. *(a)	4,431	164,213
American National Insurance Co.	616	50,062
Aon Corp.	11,106	584,620
Arch Capital Group Ltd. *	1,922	173,941
Assurant, Inc.	4,092	166,258
Assured Guaranty Ltd.	6,233	90,565
Axis Capital Holdings Ltd.	4,693	170,450
Berkshire Hathaway, Inc., Class B *	70,382	6,142,941
Brown & Brown, Inc.	4,345	113,578
Cincinnati Financial Corp.	5,573	189,761
CNA Financial Corp. *	1,715	50,490
Everest Re Group Ltd.	1,842	163,293
Fidelity National Financial, Inc., Class A	8,643	119,706
Genworth Financial, Inc., Class A *	18,125	239,794
Hanover Insurance Group, Inc.	1,611	74,863
HCC Insurance Holdings, Inc.	4,316	134,400
Lincoln National Corp.	11,389	361,259
Loews Corp.	12,667	547,848
Markel Corp. *	341	141,737
Marsh & McLennan Cos., Inc.	20,115	612,301
MetLife, Inc.	25,592	1,212,037
Old Republic International Corp.	8,953	111,913
PartnerRe Ltd.	2,456	194,761
Principal Financial Group, Inc.	11,363	389,296
Prudential Financial, Inc.	17,869	1,176,316
Reinsurance Group of America, Inc.	2,617	158,041
RenaissanceRe Holdings Ltd.	2,162	144,897
The Allstate Corp.	18,817	598,004
The Chubb Corp.	10,907	661,837
The Hartford Financial Services Group, Inc.	16,457	487,127
The Progressive Corp.	23,074	480,631
The Travelers Cos., Inc.	16,674	999,273
Torchmark Corp.	3,070	200,318
Transatlantic Holdings, Inc.	2,283	116,273
Unum Group	12,327	327,035
Validus Holdings Ltd.	3,238	100,216
W.R. Berkley Corp.	4,921	147,384
Wesco Financial Corp.	94	36,769
White Mountains Insurance Group Ltd.	307	116,583
XL Group plc	12,634	295,004

		20,347,676

Materials 4.1%
Air Products & Chemicals, Inc.	7,372	678,224
Airgas, Inc.	2,550	159,579
Albemarle Corp.	3,494	201,115
Alcoa, Inc.	38,088	641,783
Allegheny Technologies, Inc.	3,439	230,688
AptarGroup, Inc.	2,215	106,697
Ashland, Inc.	2,553	143,734
Ball Corp.	6,852	247,357
Bemis Co., Inc.	3,991	131,104
Celanese Corp., Series A	5,843	242,192
CF Industries Holdings, Inc.	2,773	391,769
Cliffs Natural Resources, Inc.	5,005	485,835

See financial notes 41

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Crown Holdings, Inc. *	5,880	226,262
E.I. du Pont de Nemours & Co.	33,231	1,823,385
Eastman Chemical Co.	2,537	236,981
Ecolab, Inc.	8,678	422,098
FMC Corp.	2,763	213,967
Freeport-McMoRan Copper & Gold, Inc.	35,018	1,854,203
Huntsman Corp.	7,131	125,862
International Flavors & Fragrances, Inc.	2,845	162,023
International Paper Co.	15,079	418,895
LyondellBasell Industries N.V., Class A *	12,367	470,935
Martin Marietta Materials, Inc.	1,632	145,020
MeadWestvaco Corp.	6,284	184,435
Monsanto Co.	19,648	1,412,495
Nalco Holding Co.	4,742	121,253
Newmont Mining Corp.	17,383	960,758
Nucor Corp.	10,745	515,330
Owens-Illinois, Inc. *	6,140	187,209
PPG Industries, Inc.	6,171	545,393
Praxair, Inc.	11,668	1,159,566
Reliance Steel & Aluminum Co.	2,456	135,890
Sealed Air Corp.	6,187	170,266
Sigma-Aldrich Corp.	3,780	241,504
Smurfit-Stone Container Corp. *	3,323	127,736
Sonoco Products Co.	3,684	132,919
Southern Copper Corp.	7,982	337,798
Steel Dynamics, Inc.	7,982	147,348
The Dow Chemical Co.	42,060	1,562,950
The Lubrizol Corp.	2,515	273,808
The Mosaic Co.	5,530	474,750
The Scotts Miracle-Gro Co., Class A	1,651	92,737
The Valspar Corp.	3,377	128,394
Titanium Metals Corp. *	3,110	59,059
United States Steel Corp.	5,330	306,422
Vulcan Materials Co.	4,302	197,247
Walter Energy, Inc.	1,913	231,492
Weyerhaeuser Co.	18,727	457,126

		19,923,593

Media 3.4%
Cablevision Systems Corp., Class A	8,912	328,407
CBS Corp., Class B	23,722	566,007
Charter Communications, Inc., Class A *	1,842	84,308
Clear Channel Outdoor Holdings, Inc., Class A *	1,364	20,105
Comcast Corp., Class A	103,588	2,668,427
DIRECTV, Class A *	30,707	1,411,601
Discovery Communications, Inc., Series A *	10,438	449,982
DISH Network Corp., Class A *	7,982	185,582
DreamWorks Animation SKG, Inc., Class A *	2,208	60,985
Gannett Co., Inc.	8,903	146,989
John Wiley & Sons, Inc., Class A	1,842	88,066
Liberty Global, Inc., Series A *	8,046	338,737
Liberty Media - Starz, Series A *	1,941	136,258
Liberty Media Corp. - Capital, Series A *	2,519	182,779
News Corp., Class A	84,297	1,464,239
Omnicom Group, Inc.	11,095	564,735
Scripps Networks Interactive, Class A	3,070	159,456
Sirius XM Radio, Inc. *	143,983	260,609
The Interpublic Group of Cos., Inc. *	18,156	239,659
The McGraw-Hill Cos., Inc.	11,666	451,241
The Walt Disney Co.	65,589	2,868,863
The Washington Post Co., Class B (a)	312	135,124
Time Warner Cable, Inc.	13,203	952,993
Time Warner, Inc.	41,504	1,585,453
Viacom, Inc., Class B	20,096	897,487
Virgin Media, Inc.	11,197	305,006

		16,553,098

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
Abbott Laboratories	56,024	2,694,754
Alexion Pharmaceuticals, Inc. *	3,381	325,523
Allergan, Inc.	11,363	842,794
Amgen, Inc. *	34,905	1,791,674
Amylin Pharmaceuticals, Inc. *	5,029	76,944
Biogen Idec, Inc. *	8,366	572,234
Bristol-Myers Squibb Co.	62,989	1,625,746
Celgene Corp. *	16,636	883,372
Cephalon, Inc. *	2,848	160,371
Charles River Laboratories International, Inc. *	2,456	89,497
Covance, Inc. *	2,456	138,592
Dendreon Corp. *	5,298	177,960
Eli Lilly & Co.	35,765	1,236,038
Endo Pharmaceuticals Holdings, Inc. *	3,731	132,525
Forest Laboratories, Inc. *	10,179	329,800
Genzyme Corp. *	9,519	718,209
Gilead Sciences, Inc. *	30,332	1,182,341
Human Genome Sciences, Inc. *	6,939	173,683
Illumina, Inc. *	4,621	320,697
Johnson & Johnson	102,235	6,281,318
King Pharmaceuticals, Inc. *	9,120	129,869
Life Technologies Corp. *	6,754	360,461
Merck & Co., Inc.	113,463	3,695,490
Mettler-Toledo International, Inc. *	1,228	210,442
Mylan, Inc. *	15,871	362,970
PerkinElmer, Inc.	4,302	114,003
Perrigo Co.	3,070	234,640
Pfizer, Inc.	295,418	5,683,842
Pharmaceutical Product Development, Inc.	4,049	111,226
Talecris Biotherapeutics Holdings Corp. *	2,236	55,766
Techne Corp.	1,335	95,706
Thermo Fisher Scientific, Inc. *	15,143	845,282
United Therapeutics Corp. *	1,842	124,206
Vertex Pharmaceuticals, Inc. *	7,478	348,998
Warner Chilcott plc, Class A	4,183	99,054
Waters Corp. *	3,438	285,526
Watson Pharmaceuticals, Inc. *	5,223	292,436

		32,803,989

Real Estate 2.0%
AMB Property Corp.	6,224	226,429
Annaly Capital Management, Inc.	28,262	506,738

42 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AvalonBay Communities, Inc.	3,070	371,562
Boston Properties, Inc.	5,219	500,607
Brookfield Properties Corp. (a)	9,564	167,657
CB Richard Ellis Group, Inc., Class A *	10,882	272,485
Digital Realty Trust, Inc. (a)	3,130	184,107
Equity Residential	10,521	579,812
Federal Realty Investment Trust	2,218	186,711
General Growth Properties, Inc. *	14,396	229,184
HCP, Inc.	13,512	513,456
Health Care REIT, Inc.	5,328	278,228
Host Hotels & Resorts, Inc.	24,580	452,272
Kimco Realty Corp.	15,086	292,367
Liberty Property Trust	4,298	145,144
Nationwide Health Properties, Inc.	4,970	212,418
Piedmont Office Realty Trust, Inc., Class A	4,866	97,320
Plum Creek Timber Co., Inc.	6,140	257,634
ProLogis	20,569	334,452
Public Storage	5,249	589,200
Rayonier, Inc.	2,781	170,559
Realty Income Corp.	4,002	143,952
Regency Centers Corp.	2,949	133,442
Simon Property Group, Inc.	10,807	1,189,202
SL Green Realty Corp.	2,822	213,710
The Macerich Co.	4,692	237,603
The St. Joe Co. *(a)	3,381	90,543
UDR, Inc.	5,929	144,193
Ventas, Inc.	5,833	323,265
Vornado Realty Trust	6,758	630,724

		9,674,976

Retailing 3.5%
Abercrombie & Fitch Co., Class A	3,120	178,994
Advance Auto Parts, Inc.	3,204	200,827
Amazon.com, Inc. *	12,896	2,234,748
American Eagle Outfitters, Inc.	6,754	103,674
AutoNation, Inc. *(a)	1,400	47,096
AutoZone, Inc. *	975	251,501
Bed Bath & Beyond, Inc. *	9,824	473,026
Best Buy Co., Inc.	11,744	378,626
CarMax, Inc. *	8,310	293,925
Dollar General Corp. *	1,236	34,917
Dollar Tree, Inc. *	4,771	240,077
Expedia, Inc.	7,675	152,425
Family Dollar Stores, Inc.	4,667	233,723
GameStop Corp., Class A *	5,647	112,658
Genuine Parts Co.	5,880	309,817
Guess?, Inc.	2,293	103,850
J.C. Penney Co., Inc.	7,675	268,318
Kohl’s Corp. *	10,745	579,048
Liberty Media Corp. - Interactive, Series A *	22,411	359,921
Limited Brands, Inc.	9,701	310,626
Lowe’s Cos., Inc.	50,810	1,329,698
Macy’s, Inc.	15,657	374,202
Netflix, Inc. *	1,628	336,459
Nordstrom, Inc.	6,287	284,550
O’Reilly Automotive, Inc. *	5,003	278,067
PetSmart, Inc.	4,377	178,888
Priceline.com, Inc. *	1,847	838,316
Ross Stores, Inc.	4,605	331,744
Sears Holdings Corp. *(a)	1,842	153,457
Staples, Inc.	27,399	583,599
Target Corp.	23,950	1,258,572
The Gap, Inc.	12,506	281,760
The Home Depot, Inc.	60,341	2,260,977
The Sherwin-Williams Co.	3,429	281,589
The TJX Cos., Inc.	14,363	716,283
Tiffany & Co.	4,722	290,639
Urban Outfitters, Inc. *	4,915	188,638

		16,835,235

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	20,888	192,379
Altera Corp.	11,361	475,571
Analog Devices, Inc.	11,071	441,512
Applied Materials, Inc.	50,083	822,864
Broadcom Corp., Class A	16,032	660,839
Cree, Inc. *	3,993	210,311
Intel Corp.	203,736	4,374,212
KLA-Tencor Corp.	6,177	301,561
Lam Research Corp. *	4,722	259,238
Linear Technology Corp.	7,675	265,248
LSI Corp. *	24,607	154,778
Marvell Technology Group Ltd. *	20,029	366,130
Maxim Integrated Products, Inc.	11,359	313,281
MEMC Electronic Materials, Inc. *	8,332	113,065
Microchip Technology, Inc.	6,754	249,290
Micron Technology, Inc. *	36,668	408,115
National Semiconductor Corp.	8,950	138,725
NVIDIA Corp. *	21,496	487,099
ON Semiconductor Corp. *	16,271	181,422
Texas Instruments, Inc.	44,077	1,569,582
Xilinx, Inc.	9,107	302,808

		12,288,030

Software & Services 7.1%
Accenture plc, Class A	23,029	1,185,533
Activision Blizzard, Inc.	20,198	224,602
Adobe Systems, Inc. *	18,371	633,799
Akamai Technologies, Inc. *	6,487	243,457
Alliance Data Systems Corp. *	1,935	152,362
ANSYS, Inc. *	3,102	174,705
AOL, Inc. *	4,001	83,501
Autodesk, Inc. *	8,629	362,849
Automatic Data Processing, Inc.	17,939	896,950
BMC Software, Inc. *	6,801	336,650
Broadridge Financial Solutions, Inc.	4,652	106,624
CA, Inc.	15,216	377,052
Citrix Systems, Inc. *	6,871	482,069
Cognizant Technology Solutions Corp., Class A *	11,145	856,716
Computer Sciences Corp.	5,616	270,298
CoreLogic, Inc.	3,687	68,763
DST Systems, Inc.	1,287	65,637
eBay, Inc. *	40,685	1,363,151
Electronic Arts, Inc. *	12,020	225,976
Equinix, Inc. *	1,634	141,243
FactSet Research Systems, Inc.	1,605	168,332
Fidelity National Information Services, Inc.	9,210	298,312

See financial notes 43

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fiserv, Inc. *	5,617	355,388
Genpact Ltd. *	3,726	51,978
Global Payments, Inc.	3,070	147,329
Google, Inc., Class A *	8,598	5,274,013
IAC/InterActiveCorp *	2,940	91,346
Intuit, Inc. *	10,879	572,018
Lender Processing Services, Inc.	3,421	116,553
MasterCard, Inc., Class A	3,996	961,278
McAfee, Inc. *	6,175	296,091
Microsoft Corp.	280,233	7,448,593
Nuance Communications, Inc. *	9,069	169,228
Oracle Corp.	141,306	4,648,967
Paychex, Inc.	12,311	414,019
Red Hat, Inc. *	7,061	291,478
Rovi Corp. *	3,723	206,329
SAIC, Inc. *	14,227	232,469
Salesforce.com, Inc. *	4,318	571,142
Symantec Corp. *	28,446	512,881
Synopsys, Inc. *	5,606	155,398
Total System Services, Inc.	7,372	130,853
VeriSign, Inc.	5,756	203,129
Visa, Inc., Class A	18,420	1,345,581
VMware, Inc., Class A *	2,458	205,612
Western Union Co.	24,307	534,511
Yahoo!, Inc. *	46,454	761,846

		34,416,611

Technology Hardware & Equipment 8.7%
Agilent Technologies, Inc. *	12,963	545,483
Amphenol Corp., Class A	6,451	370,803
Apple, Inc. *	33,784	11,932,847
Arrow Electronics, Inc. *	4,445	174,244
Avnet, Inc. *	5,566	190,413
Brocade Communications Systems, Inc. *	16,617	105,850
Cisco Systems, Inc. *	204,117	3,788,411
Corning, Inc.	56,823	1,310,338
Dell, Inc. *	61,764	977,724
Dolby Laboratories, Inc., Class A *	1,916	96,892
EMC Corp. *	75,393	2,051,444
F5 Networks, Inc. *	3,072	362,527
FLIR Systems, Inc. *	5,837	188,535
Harris Corp.	4,778	222,941
Hewlett-Packard Co.	83,522	3,644,065
Ingram Micro, Inc., Class A *	6,140	122,370
International Business Machines Corp.	45,757	7,407,143
Itron, Inc. *	1,535	87,050
Jabil Circuit, Inc.	7,848	168,183
Juniper Networks, Inc. *	19,117	841,148
Molex, Inc.	4,920	137,416
Motorola Mobility Holdings, Inc. *	9,884	298,497
Motorola Solutions, Inc. *	11,282	435,936
NCR Corp. *	5,880	112,308
NetApp, Inc. *	13,512	698,030
QUALCOMM, Inc.	59,283	3,532,081
SanDisk Corp. *	8,596	426,362
Seagate Technology plc *	17,358	220,447
Tellabs, Inc.	13,576	73,175
Teradata Corp. *	6,200	296,484
Trimble Navigation Ltd. *	4,609	226,532
Tyco Electronics Ltd.	16,440	592,498
Western Digital Corp. *	8,636	264,089
Xerox Corp.	51,586	554,549

		42,456,815

Telecommunication Services 2.8%
American Tower Corp., Class A *	14,820	799,687
AT&T, Inc.	218,167	6,191,579
CenturyLink, Inc.	11,200	461,216
Clearwire Corp., Class A *(a)	1,364	6,861
Crown Castle International Corp. *	9,210	388,202
Frontier Communications Corp.	38,106	323,520
MetroPCS Communications, Inc. *	9,253	133,243
NII Holdings, Inc. *	6,272	256,901
Qwest Communications International, Inc.	51,922	354,108
SBA Communications Corp., Class A *	4,329	182,208
Sprint Nextel Corp. *	112,382	491,109
Telephone & Data Systems, Inc.	3,424	115,218
United States Cellular Corp. *	682	34,086
Verizon Communications, Inc.	104,394	3,854,227
Windstream Corp.	17,956	225,168

		13,817,333

Transportation 1.9%
AMR Corp. *	12,727	85,780
C.H. Robinson Worldwide, Inc.	6,140	444,475
CSX Corp.	14,128	1,054,797
Delta Air Lines, Inc. *	29,477	331,322
Expeditors International of Washington, Inc.	7,986	381,731
FedEx Corp.	10,821	974,106
Hertz Global Holdings, Inc. *	7,061	107,398
J.B. Hunt Transport Services, Inc.	3,424	142,473
Kansas City Southern *	3,754	202,115
Norfolk Southern Corp.	13,819	906,250
Ryder System, Inc.	1,876	89,729
Southwest Airlines Co.	27,676	327,407
Union Pacific Corp.	18,420	1,757,452
United Continental Holdings, Inc. *	11,687	280,955
United Parcel Service, Inc., Class B	26,099	1,926,106

		9,012,096

Utilities 3.4%
AGL Resources, Inc.	2,897	110,115
Alliant Energy Corp.	4,304	169,492
Ameren Corp.	8,907	249,040
American Electric Power Co., Inc.	17,853	638,780
American Water Works Co., Inc.	6,466	179,367
Aqua America, Inc.	4,959	111,677
Atmos Energy Corp.	3,377	114,210
Calpine Corp. *	13,209	199,852
CenterPoint Energy, Inc.	13,838	219,471
CMS Energy Corp.	8,643	166,464
Consolidated Edison, Inc.	10,441	521,841
Constellation Energy Group, Inc.	6,390	198,537
Dominion Resources, Inc.	21,549	983,281
DPL, Inc.	4,345	113,057

44 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DTE Energy Co.	6,187	291,284
Duke Energy Corp.	48,607	874,440
Edison International	11,098	411,958
Energen Corp.	2,763	168,819
Entergy Corp.	6,754	480,885
EQT Corp.	5,322	262,375
Exelon Corp.	24,253	1,012,805
FirstEnergy Corp.	14,974	573,504
Integrys Energy Group, Inc.	2,872	140,642
ITC Holdings Corp.	1,842	126,269
MDU Resources Group, Inc.	6,494	139,426
National Fuel Gas Co.	2,554	186,187
NextEra Energy, Inc.	15,403	854,404
NiSource, Inc.	10,178	195,010
Northeast Utilities	6,494	221,056
NRG Energy, Inc. *	9,521	190,325
NSTAR	3,991	180,194
NV Energy, Inc.	8,639	126,907
OGE Energy Corp.	3,696	177,778
ONEOK, Inc.	3,684	237,876
Pepco Holdings, Inc.	8,336	156,133
PG&E Corp.	14,431	664,692
Pinnacle West Capital Corp.	4,006	169,173
PPL Corp.	17,521	445,559
Progress Energy, Inc.	10,564	482,880
Public Service Enterprise Group, Inc.	17,916	585,853
Questar Corp.	6,548	117,013
SCANA Corp.	4,038	163,458
Sempra Energy	7,874	419,133
Southern Co.	30,279	1,153,933
TECO Energy, Inc.	7,415	134,286
The AES Corp. *	29,594	366,078
UGI Corp.	3,833	122,234
Vectren Corp.	3,070	80,802
Westar Energy, Inc.	3,557	92,482
Wisconsin Energy Corp.	4,298	254,442
Xcel Energy, Inc.	17,192	411,576

		16,647,055

Total Common Stock
(Cost $432,377,245)		485,299,314

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	157,893	157,893

Total Other Investment Company
(Cost $157,893)		157,893

End of Investments.

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Navigator Securities Lending Prime Portfolio	839,035	839,035

Total Collateral Invested for Securities on Loan
(Cost $839,035)		839,035

End of Collateral Invested for Securities on Loan

At 2/28/11, the tax basis cost of the fund’s investments was $432,596,593 and the unrealized appreciation and depreciation were $58,479,162 and ($5,618,548), respectively, with a net unrealized appreciation of 52,860,614.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

See financial notes 45

 Schwab U.S. Large-Cap ETF

Statement of
Assets and Liabilities
As of February 28, 2011 (unaudited)

Assets

Investments, at value including securities on loan of $820,216 (cost $432,535,138)		$485,457,207
Collateral invested for securities on loan		839,035
Receivables:
Investments sold		28,298,949
Dividends		972,364
Income from securities on loan		1,056
Foreign tax reclaims		1,004
Interest	+	78

Total assets		515,569,693

Liabilities

Collateral held for securities on loan		839,035
Payables:
Investment adviser fees		3,406
Fund shares redeemed	+	28,507,965

Total liabilities		29,350,406

Net Assets

Total assets		515,569,693
Total liabilities	−	29,350,406

Net assets		$486,219,287

Net Assets by Source
Capital received from investors		421,063,996
Net investment income not yet distributed		1,483,281
Net realized capital gains		10,741,586
Net unrealized capital gains		52,930,424

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$486,219,287		15,350,001		$31.68

46 See financial notes

 Schwab U.S. Large-Cap ETF

Statement of
Operations
For September 1, 2010 through February 28, 2011 (unaudited)

Investment Income

Dividends (including $3,887 from affiliated issuer and net of foreign withholding tax of $1,135)		$3,803,903
Interest		653
Securities on loan	+	1,056

Total investment income		3,805,612

Expenses

Investment adviser fees		151,308

Total expenses	−	151,308

Net investment income		3,654,304

Realized and Unrealized Gains (Losses)

Net realized gain (including $12,747 gain from affiliated issuer)		5,842,236
Net realized gains on in-kind redemptions	+	5,084,229

Net realized gains		10,926,465
Net unrealized gains on investments	+	72,787,727

Net realized and unrealized gains		83,714,192

Net increase in net assets resulting from operations		$87,368,496

See financial notes 47

 Schwab U.S. Large-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			10/30/09*-8/31/10
Net investment income		$3,654,304	$2,706,444
Net realized gains		10,926,465	1,027,301
Net unrealized gains (losses)	+	72,787,727	(19,857,303)

Net increase (decrease) in net assets resulting from operations		87,368,496	(16,123,558)

Distributions to Shareholders

Distributions from net investment income		($3,305,000)	($1,572,500)

Transactions in Fund Shares

		9/1/10-2/28/11		10/30/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		6,300,000	$186,762,341	11,350,001	$301,973,952
Shares Redeemed	+	(1,900,000)	(58,109,313)	(400,000)	(10,775,131)

Net transactions in fund shares		4,400,000	$128,653,028	10,950,001	$291,198,821

Shares Outstanding and Net Assets

		9/1/10-2/28/11		10/30/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,950,001	$273,502,763	—	$—
Total increase	+	4,400,000	212,716,524	10,950,001	273,502,763

End of period		15,350,001	$486,219,287	10,950,001	$273,502,763

Net investment income not yet distributed			$1,483,281		$1,133,977

*	Commencement of operations.

48 See financial notes

Schwab U.S. Large-Cap Growth ETF™

Financial Statements

Financial Highlights

	9/1/10–		12/9/09[1]–
	2/28/11*		8/31/10

Per-Share Data ($)

Net asset value at beginning of period	24.21		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.15
Net realized and unrealized gains (losses)	7.58		(0.83)

Total from investment operations	7.69		(0.68)
Less distributions:
Distributions from net investment income	(0.11)		(0.11)

Net asset value at end of period	31.79		24.21

Total return (%)	31.83	[2]	(2.75)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[3]	0.14	[3,4]
Gross operating expenses	0.13	[3]	0.14	[3]
Net investment income (loss)	0.84	[3]	0.86	[3]
Portfolio turnover rate[5]	4	[2]	6	[2]
Net assets, end of period ($ x 1,000)	298,840		108,946

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended August 31, 2010 is a blended rate.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 49

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	261,635,006	298,560,435
	—%	Other Investment Company	68,229	68,229

99.9%		Total Investments	261,703,235	298,628,664
0.2%		Collateral Invested for Securities on Loan	623,485	623,485
(0	.1)%	Other Assets and Liabilities, Net		(411,984)

100.0%		Net Assets		298,840,165

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.8%
BorgWarner, Inc. *	5,510	427,631
Johnson Controls, Inc.	31,587	1,288,749
Lear Corp. *	2,297	243,023
The Goodyear Tire & Rubber Co. *	10,723	152,052
Visteon Corp. *	2,280	168,606

		2,280,061

Banks 0.4%
Hudson City Bancorp, Inc.	22,953	263,959
SunTrust Banks, Inc.	23,411	706,310
Zions Bancorp	7,942	185,525

		1,155,794

Capital Goods 7.3%
Aecom Technology Corp. *	4,573	130,971
AGCO Corp. *	4,351	238,348
AMETEK, Inc.	7,332	307,577
Bucyrus International, Inc.	3,591	326,996
Caterpillar, Inc.	26,713	2,749,569
Cooper Industries plc	7,899	508,301
Cummins, Inc.	8,550	864,576
Danaher Corp.	23,705	1,199,473
Deere & Co.	19,762	1,781,544
Donaldson Co., Inc.	3,395	191,138
Dover Corp.	8,667	556,855
Emerson Electric Co.	35,417	2,112,978
Fastenal Co.	6,432	399,620
First Solar, Inc. *(a)	2,632	387,930
Flowserve Corp.	2,646	330,671
Fluor Corp.	8,460	598,630
Foster Wheeler AG *	5,477	198,048
Goodrich Corp.	5,873	506,429
Illinois Tool Works, Inc.	20,138	1,089,466
ITT Corp.	8,648	500,979
Jacobs Engineering Group, Inc. *	5,859	293,302
Joy Global, Inc.	4,700	457,686
KBR, Inc.	7,243	237,570
Lincoln Electric Holdings, Inc.	1,880	134,194
McDermott International, Inc. *	10,959	251,509
MSC Industrial Direct Co., Class A	2,079	131,372
Navistar International Corp. *	2,503	155,136
Oshkosh Corp. *	3,948	140,825
Owens Corning, Inc. *	5,117	182,830
PACCAR, Inc.	17,334	868,953
Pall Corp.	5,481	297,947
Precision Castparts Corp.	6,768	959,364
Quanta Services, Inc. *	9,967	227,347
Rockwell Collins, Inc.	7,708	496,704
Roper Industries, Inc.	4,512	379,595
Spirit AeroSystems Holdings, Inc., Class A *	4,725	122,803
SPX Corp.	2,277	181,614
Textron, Inc.	12,410	336,187
The Babcock & Wilcox Co. *	5,479	185,026
The Shaw Group, Inc. *	3,969	157,649
The Timken Co.	3,477	169,399
URS Corp. *	3,966	184,538
W.W. Grainger, Inc.	2,822	375,919

		21,907,568

Commercial & Professional Services 1.0%
Copart, Inc. *	3,591	150,858
Corrections Corp. of America *	5,148	127,876
Covanta Holding Corp.	6,237	105,530
Equifax, Inc.	6,063	216,752
IHS, Inc., Class A *	2,268	189,832
Iron Mountain, Inc.	8,648	224,848
Manpower, Inc.	3,818	242,443
Nielsen Holdings N.V. *	3,384	89,981
Republic Services, Inc.	14,893	440,982
Robert Half International, Inc.	6,956	221,896
Stericycle, Inc. *	4,008	346,371
The Dun & Bradstreet Corp.	2,301	185,921
Towers Watson & Co., Class A	2,660	156,408
Verisk Analytics, Inc., Class A *	5,333	172,523
Waste Connections, Inc.	5,688	164,895

		3,037,116

Consumer Durables & Apparel 1.0%
Coach, Inc.	13,804	758,116
Garmin Ltd. (a)	5,452	185,095
Harman International Industries, Inc. *	3,409	165,814
Mohawk Industries, Inc. *	2,497	145,101
NIKE, Inc., Class B	14,101	1,255,412
NVR, Inc. *	232	168,863
Polo Ralph Lauren Corp.	3,008	381,144

		3,059,545

50 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 2.3%
Apollo Group, Inc., Class A *	6,204	280,793
Chipotle Mexican Grill, Inc. *	1,504	368,480
Darden Restaurants, Inc.	6,615	311,765
DeVry, Inc.	2,879	156,186
Hyatt Hotels Corp., Class A *	1,884	86,193
International Game Technology	14,142	232,777
Las Vegas Sands Corp. *	21,117	984,897
Marriott International, Inc., Class A	14,738	577,877
MGM Resorts International *	14,852	207,037
Starbucks Corp.	34,866	1,149,881
Starwood Hotels & Resorts Worldwide, Inc.	8,119	496,071
Strayer Education, Inc. (a)	760	104,454
Weight Watchers International, Inc.	1,554	94,996
Wyndham Worldwide Corp.	8,505	266,036
Wynn Resorts Ltd.	3,987	490,122
Yum! Brands, Inc.	21,891	1,101,774

		6,909,339

Diversified Financials 3.2%
Affiliated Managers Group, Inc. *	2,470	263,672
BlackRock, Inc.	4,514	920,811
CIT Group, Inc. *	8,471	366,964
CME Group, Inc.	3,198	995,473
Discover Financial Services	25,481	554,212
E*TRADE Financial Corp. *	9,226	147,431
Eaton Vance Corp.	5,684	177,909
Franklin Resources, Inc.	7,334	921,297
IntercontinentalExchange, Inc. *	3,418	438,188
Jefferies Group, Inc.	5,454	131,223
Leucadia National Corp.	9,038	299,429
Moody’s Corp.	9,654	307,963
MSCI, Inc., Class A *	5,490	194,895
Northern Trust Corp.	11,366	586,145
SEI Investments Co.	7,371	169,607
State Street Corp.	23,585	1,054,721
T. Rowe Price Group, Inc.	12,043	806,640
TD Ameritrade Holding Corp.	11,290	246,122
The Charles Schwab Corp. (b)	44,932	852,360
The NASDAQ OMX Group, Inc. *	7,520	215,147

		9,650,209

Energy 11.5%
Alpha Natural Resources, Inc. *	5,670	307,427
Anadarko Petroleum Corp.	23,193	1,897,883
Arch Coal, Inc.	7,708	258,449
Baker Hughes, Inc.	19,967	1,418,655
Cabot Oil & Gas Corp.	4,914	224,373
Cameron International Corp. *	11,844	700,336
Chesapeake Energy Corp.	30,120	1,072,573
Cimarex Energy Co.	3,969	460,920
Cobalt International Energy, Inc. *	5,838	91,423
Concho Resources, Inc. *	4,512	480,618
CONSOL Energy, Inc.	10,387	526,725
Continental Resources, Inc. *	1,512	105,129
Denbury Resources, Inc. *	19,014	460,709
Diamond Offshore Drilling, Inc.	3,058	239,227
EOG Resources, Inc.	12,036	1,351,763
EXCO Resources, Inc.	8,127	166,360
FMC Technologies, Inc. *	5,890	553,954
Halliburton Co.	42,676	2,003,211
Helmerich & Payne, Inc.	4,339	281,992
Hess Corp.	14,104	1,227,471
Massey Energy Co.	4,904	310,570
Murphy Oil Corp.	8,894	653,976
Nabors Industries Ltd. *	13,546	385,655
National-Oilwell Varco, Inc.	19,603	1,559,811
Newfield Exploration Co. *	6,204	451,589
Noble Corp.	12,032	537,951
Noble Energy, Inc.	8,460	783,904
Occidental Petroleum Corp.	38,019	3,876,797
Oceaneering International, Inc. *	2,444	204,392
Peabody Energy Corp.	12,431	814,106
Petrohawk Energy Corp. *	15,040	324,864
Pioneer Natural Resources Co.	4,512	461,758
Plains Exploration & Production Co. *	6,615	259,110
Pride International, Inc. *	7,570	314,231
QEP Resources, Inc.	8,312	328,740
Quicksilver Resources, Inc. *	5,670	87,828
Range Resources Corp.	7,219	391,992
Rowan Cos., Inc. *	5,904	251,924
Schlumberger Ltd.	64,323	6,009,055
Southwestern Energy Co. *	16,222	640,445
Sunoco, Inc.	5,506	230,481
Ultra Petroleum Corp. *	7,182	325,704
Weatherford International Ltd. *	34,841	842,455
Whiting Petroleum Corp. *	5,700	372,438

		34,248,974

Food & Staples Retailing 3.9%
Costco Wholesale Corp.	20,573	1,538,655
CVS Caremark Corp.	64,021	2,116,534
The Kroger Co.	28,204	645,872
Wal-Mart Stores, Inc.	95,135	4,945,117
Walgreen Co.	45,925	1,990,389
Whole Foods Market, Inc.	6,089	356,572

		11,593,139

Food, Beverage & Tobacco 1.9%
Brown-Forman Corp., Class B	5,320	367,878
Flowers Foods, Inc.	4,349	115,683
Green Mountain Coffee Roasters, Inc. *	5,455	222,455
Hansen Natural Corp. *	3,402	195,785
PepsiCo, Inc.	74,824	4,745,338
Ralcorp Holdings, Inc. *	2,444	158,494

		5,805,633

Health Care Equipment & Services 7.8%
Aetna, Inc.	19,587	731,770
Alere, Inc. *	3,950	152,628
AmerisourceBergen Corp.	12,865	487,712
Baxter International, Inc.	27,464	1,459,712
Becton, Dickinson & Co.	10,450	836,000
Boston Scientific Corp. *	69,577	498,171
C.R. Bard, Inc.	4,347	424,963
CareFusion Corp. *	10,390	283,855

See financial notes 51

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cerner Corp. *	3,197	321,139
Community Health Systems, Inc. *	4,534	185,305
Coventry Health Care, Inc. *	6,970	210,494
Covidien plc	23,708	1,219,777
DaVita, Inc. *	4,891	388,199
DENTSPLY International, Inc.	6,684	249,781
Edwards Lifesciences Corp. *	5,307	451,307
Express Scripts, Inc. *	23,576	1,325,443
Gen-Probe, Inc. *	2,322	146,007
Henry Schein, Inc. *	4,343	299,580
Hologic, Inc. *	12,083	243,835
Hospira, Inc. *	8,105	428,349
IDEXX Laboratories, Inc. *	2,676	207,925
Intuitive Surgical, Inc. *	1,882	617,202
Kinetic Concepts, Inc. *	3,016	147,694
Laboratory Corp. of America Holdings *	4,940	445,242
Lincare Holdings, Inc.	4,713	138,279
McKesson Corp.	12,220	968,802
Medco Health Solutions, Inc. *	19,963	1,230,519
Medtronic, Inc.	51,000	2,035,920
Patterson Cos., Inc.	4,725	157,720
Quest Diagnostics, Inc.	6,866	389,645
ResMed, Inc. *	7,180	226,888
St. Jude Medical, Inc. *	16,078	769,815
Stryker Corp.	14,294	904,238
UnitedHealth Group, Inc.	52,839	2,249,885
Universal Health Services, Inc., Class B	4,165	190,382
Varian Medical Systems, Inc. *	5,682	393,649
WellPoint, Inc. *	18,804	1,249,902
Zimmer Holdings, Inc. *	9,471	590,422

		23,258,156

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	3,572	269,472
Colgate-Palmolive Co.	22,669	1,779,970
Energizer Holdings, Inc. *	3,258	217,732
Herbalife Ltd.	3,008	235,857
Mead Johnson Nutrition Co.	9,624	575,996
The Estee Lauder Cos., Inc., Class A	5,670	535,305

		3,614,332

Insurance 2.8%
Alleghany Corp. *	376	128,122
Berkshire Hathaway, Inc., Class B *	90,240	7,876,147
Brown & Brown, Inc.	5,481	143,273
Markel Corp. *	417	173,326
Wesco Financial Corp.	35	13,691
White Mountains Insurance Group Ltd.	376	142,786

		8,477,345

Materials 5.1%
Airgas, Inc.	3,253	203,573
Albemarle Corp.	4,324	248,889
Alcoa, Inc.	47,828	805,902
Allegheny Technologies, Inc.	4,515	302,866
AptarGroup, Inc.	3,024	145,666
Ball Corp.	8,716	314,648
CF Industries Holdings, Inc.	3,391	479,080
Cliffs Natural Resources, Inc.	6,580	638,721
Crown Holdings, Inc. *	7,608	292,756
Ecolab, Inc.	10,940	532,122
FMC Corp.	3,442	266,548
Freeport-McMoRan Copper & Gold, Inc.	44,368	2,349,286
LyondellBasell Industries N.V., Class A *	15,980	608,518
Martin Marietta Materials, Inc.	2,280	202,601
Monsanto Co.	25,756	1,851,599
Nalco Holding Co.	6,071	155,235
Newmont Mining Corp.	23,124	1,278,064
Nucor Corp.	13,227	634,367
Praxair, Inc.	14,482	1,439,221
Reliance Steel & Aluminum Co.	3,434	190,003
Sigma-Aldrich Corp.	4,931	315,042
Southern Copper Corp.	10,156	429,802
Steel Dynamics, Inc.	10,345	190,969
The Lubrizol Corp.	3,213	349,799
The Mosaic Co.	7,019	602,581
Titanium Metals Corp. *	3,858	73,263
United States Steel Corp.	6,804	391,162

		15,292,283

Media 3.8%
Cablevision Systems Corp., Class A	11,289	416,000
Charter Communications, Inc., Class A *	1,880	86,048
Clear Channel Outdoor Holdings, Inc., Class A *	1,986	29,274
Comcast Corp., Class A	132,548	3,414,436
DIRECTV, Class A *	39,202	1,802,116
Discovery Communications, Inc., Series A *	13,230	570,345
DISH Network Corp., Class A *	9,664	224,688
DreamWorks Animation SKG, Inc., Class A *	2,668	73,690
John Wiley & Sons, Inc., Class A	2,462	117,708
Liberty Global, Inc., Series A *	10,797	454,554
Liberty Media - Starz, Series A *	2,457	172,481
Liberty Media Corp. - Capital, Series A *	3,852	279,501
Scripps Networks Interactive, Class A	3,976	206,513
Sirius XM Radio, Inc. *	184,270	333,529
The Interpublic Group of Cos., Inc. *	23,147	305,540
The Washington Post Co., Class B (a)	228	98,745
Time Warner Cable, Inc.	16,569	1,195,950
Viacom, Inc., Class B	25,219	1,126,281
Virgin Media, Inc.	14,100	384,084

		11,291,483

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
Alexion Pharmaceuticals, Inc. *	4,136	398,214
Allergan, Inc.	14,290	1,059,889
Amgen, Inc. *	44,974	2,308,516
Amylin Pharmaceuticals, Inc. *	5,452	83,416
Biogen Idec, Inc. *	10,830	740,772
Celgene Corp. *	21,624	1,148,234
Cephalon, Inc. *	3,384	190,553

52 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Charles River Laboratories International, Inc. *	3,223	117,446
Covance, Inc. *	3,070	173,240
Endo Pharmaceuticals Holdings, Inc. *	4,914	174,545
Genzyme Corp. *	11,920	899,364
Gilead Sciences, Inc. *	39,483	1,539,047
Human Genome Sciences, Inc. *	8,537	213,681
Illumina, Inc. *	5,867	407,170
King Pharmaceuticals, Inc. *	10,304	146,729
Life Technologies Corp. *	8,683	463,412
Mettler-Toledo International, Inc. *	1,692	289,958
Mylan, Inc. *	20,304	464,353
PerkinElmer, Inc.	5,481	145,247
Perrigo Co.	4,136	316,115
Pharmaceutical Product Development, Inc.	5,292	145,371
Talecris Biotherapeutics Holdings Corp. *	2,881	71,852
Techne Corp.	1,743	124,956
Thermo Fisher Scientific, Inc. *	19,176	1,070,404
United Therapeutics Corp. *	2,314	156,033
Vertex Pharmaceuticals, Inc. *	9,439	440,518
Warner Chilcott plc, Class A	5,287	125,196
Waters Corp. *	4,367	362,679
Watson Pharmaceuticals, Inc. *	6,227	348,650

		14,125,560

Real Estate 1.7%
AvalonBay Communities, Inc.	4,136	500,580
Boston Properties, Inc.	6,768	649,187
CB Richard Ellis Group, Inc., Class A *	13,973	349,884
Digital Realty Trust, Inc. (a)	4,217	248,044
Federal Realty Investment Trust	3,040	255,907
Public Storage	6,605	741,411
Simon Property Group, Inc.	13,724	1,510,189
SL Green Realty Corp.	3,582	271,265
Ventas, Inc.	7,390	409,554

		4,936,021

Retailing 5.4%
Advance Auto Parts, Inc.	4,161	260,811
Amazon.com, Inc. *	16,356	2,834,331
AutoZone, Inc. *	1,316	339,462
Bed Bath & Beyond, Inc. *	12,270	590,800
Best Buy Co., Inc.	15,114	487,275
CarMax, Inc. *	10,580	374,215
Dollar General Corp. *	1,711	48,336
Dollar Tree, Inc. *	5,872	295,479
Expedia, Inc.	9,967	197,945
Family Dollar Stores, Inc.	5,480	274,438
GameStop Corp., Class A *	7,206	143,760
Guess?, Inc.	3,089	139,901
Kohl’s Corp. *	13,367	720,348
Liberty Media Corp. - Interactive, Series A *	28,117	451,559
Lowe’s Cos., Inc.	64,935	1,699,349
Netflix, Inc. *	2,089	431,734
Nordstrom, Inc.	7,938	359,274
O’Reilly Automotive, Inc. *	6,433	357,546
PetSmart, Inc.	5,648	230,834
Priceline.com, Inc. *	2,256	1,023,953
Ross Stores, Inc.	5,828	419,849
Sears Holdings Corp. *(a)	2,068	172,285
Staples, Inc.	33,840	720,792
Target Corp.	30,162	1,585,013
The Sherwin-Williams Co.	4,324	355,087
The TJX Cos., Inc.	19,186	956,806
Tiffany & Co.	5,828	358,713
Urban Outfitters, Inc. *	6,426	246,630

		16,076,525

Semiconductors & Semiconductor Equipment 1.6%
Advanced Micro Devices, Inc. *	26,738	246,257
Altera Corp.	14,698	615,258
Broadcom Corp., Class A	20,389	840,435
Cree, Inc. *	5,320	280,204
Lam Research Corp. *	6,047	331,980
LSI Corp. *	30,268	190,386
Marvell Technology Group Ltd. *	25,214	460,912
MEMC Electronic Materials, Inc. *	10,650	144,521
Micron Technology, Inc. *	46,515	517,712
NVIDIA Corp. *	26,696	604,931
ON Semiconductor Corp. *	20,501	228,586
Xilinx, Inc.	12,110	402,658

		4,863,840

Software & Services 14.2%
Accenture plc, Class A	29,169	1,501,620
Activision Blizzard, Inc.	25,430	282,782
Adobe Systems, Inc. *	23,810	821,445
Akamai Technologies, Inc. *	8,509	319,343
Alliance Data Systems Corp. *	2,483	195,511
ANSYS, Inc. *	4,355	245,274
Autodesk, Inc. *	10,932	459,691
Automatic Data Processing, Inc.	23,537	1,176,850
BMC Software, Inc. *	8,502	420,849
CA, Inc.	19,250	477,015
Citrix Systems, Inc. *	8,692	609,831
Cognizant Technology Solutions Corp., Class A *	13,973	1,074,104
DST Systems, Inc.	1,739	88,689
eBay, Inc. *	52,678	1,764,976
Electronic Arts, Inc. *	15,466	290,761
Equinix, Inc. *	2,104	181,870
FactSet Research Systems, Inc.	2,083	218,465
Fidelity National Information Services, Inc.	11,689	378,607
Fiserv, Inc. *	6,989	442,194
Genpact Ltd. *	4,914	68,550
Global Payments, Inc.	3,771	180,970
Google, Inc., Class A *	10,957	6,721,024
IAC/InterActiveCorp *	3,807	118,283
Intuit, Inc. *	13,734	722,134
MasterCard, Inc., Class A	4,940	1,188,366
McAfee, Inc. *	7,057	338,383
Microsoft Corp.	358,219	9,521,461
Nuance Communications, Inc. *	11,676	217,874
Oracle Corp.	179,916	5,919,236
Red Hat, Inc. *	8,883	366,690
Rovi Corp. *	4,766	264,132

See financial notes 53

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SAIC, Inc. *	17,372	283,858
Salesforce.com, Inc. *	5,640	746,003
Symantec Corp. *	37,076	668,480
Total System Services, Inc.	9,400	166,850
VeriSign, Inc.	8,144	287,402
Visa, Inc., Class A	23,692	1,730,701
VMware, Inc., Class A *	3,009	251,703
Western Union Co.	31,032	682,394
Yahoo!, Inc. *	59,432	974,685

		42,369,056

Technology Hardware & Equipment 14.6%
Agilent Technologies, Inc. *	16,181	680,896
Amphenol Corp., Class A	8,307	477,486
Apple, Inc. *	43,242	15,273,507
Arrow Electronics, Inc. *	5,670	222,264
Brocade Communications Systems, Inc. *	21,257	135,407
Cisco Systems, Inc. *	260,957	4,843,362
Corning, Inc.	73,509	1,695,118
Dell, Inc. *	81,059	1,283,164
Dolby Laboratories, Inc., Class A *	2,475	125,161
EMC Corp. *	95,779	2,606,147
F5 Networks, Inc. *	3,952	466,376
FLIR Systems, Inc. *	7,531	243,251
Harris Corp.	6,224	290,412
Hewlett-Packard Co.	107,160	4,675,391
Ingram Micro, Inc., Class A *	7,038	140,267
Itron, Inc. *	1,890	107,182
Jabil Circuit, Inc.	9,589	205,492
Juniper Networks, Inc. *	24,527	1,079,188
Motorola Mobility Holdings, Inc. *	12,615	380,973
Motorola Solutions, Inc. *	14,394	556,184
NCR Corp. *	7,560	144,396
NetApp, Inc. *	16,623	858,744
QUALCOMM, Inc.	75,426	4,493,881
SanDisk Corp. *	10,963	543,765
Seagate Technology plc *	21,478	272,771
Tellabs, Inc.	16,771	90,396
Teradata Corp. *	7,927	379,069
Trimble Navigation Ltd. *	5,670	278,680
Tyco Electronics Ltd.	20,968	755,687
Western Digital Corp. *	10,528	321,946

		43,626,563

Telecommunication Services 0.8%
American Tower Corp., Class A *	18,832	1,016,175
Clearwire Corp., Class A *(a)	5,320	26,760
Crown Castle International Corp. *	11,545	486,622
MetroPCS Communications, Inc. *	11,857	170,741
NII Holdings, Inc. *	7,762	317,931
SBA Communications Corp., Class A *	5,481	230,695
United States Cellular Corp. *	644	32,187

		2,281,111

Transportation 2.3%
AMR Corp. *	15,826	106,667
C.H. Robinson Worldwide, Inc.	7,756	561,457
CSX Corp.	17,904	1,336,713
Delta Air Lines, Inc. *	36,923	415,014
Expeditors International of Washington, Inc.	9,994	477,713
FedEx Corp.	13,914	1,252,538
Hertz Global Holdings, Inc. *	8,694	132,236
J.B. Hunt Transport Services, Inc.	4,342	180,671
Kansas City Southern *	4,762	256,386
Union Pacific Corp.	23,351	2,227,919

		6,947,314

Utilities 0.6%
Calpine Corp. *	16,582	250,886
EQT Corp.	7,000	345,100
ITC Holdings Corp.	2,295	157,322
NRG Energy, Inc. *	11,579	231,464
ONEOK, Inc.	4,734	305,674
The AES Corp. *	37,431	463,022

		1,753,468

Total Common Stock
(Cost $261,635,006)		298,560,435

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	68,229	68,229

Total Other Investment Company
(Cost $68,229)		68,229

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Navigator Securities Lending Prime Portfolio	623,485	623,485

Total Collateral Invested for Securities on Loan
(Cost $623,485)		623,485

End of Collateral Invested for Securities on Loan

At 2/28/11, the tax basis cost of the fund’s investments was $261,821,895 and the unrealized appreciation and depreciation were $39,753,412 and ($2,946,643), respectively, with a net unrealized appreciation of 36,806,769.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

54 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statement of
Assets and Liabilities
As of February 28, 2011 (unaudited)

Assets

Investments, at value including securities on loan of $610,333 (cost $261,703,235)		$298,628,664
Collateral invested for securities on loan		623,485
Receivables:
Dividends		213,927
Income from securities on loan		755
Interest	+	41

Total assets		299,466,872

Liabilities

Collateral held for securities on loan		623,485
Payables:
Investment adviser fees	+	3,222

Total liabilities		626,707

Net Assets

Total assets		299,466,872
Total liabilities	−	626,707

Net assets		$298,840,165

Net Assets by Source
Capital received from investors		262,300,681
Net investment income not yet distributed		296,048
Net realized capital losses		(681,993)
Net unrealized capital gains		36,925,429

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$298,840,165		9,400,001		$31.79

See financial notes 55

 Schwab U.S. Large-Cap Growth ETF

Statement of
Operations
For September 1, 2010 through February 28, 2011 (unaudited)

Investment Income

Dividends (including $4,177 from affiliated issuer)		$917,369
Interest		242
Securities on loan	+	756

Total investment income		918,367

Expenses

Investment adviser fees		122,932

Total expenses	−	122,932

Net investment income		795,435

Realized and Unrealized Gains (Losses)

Net realized losses on investments (including $5,535 loss from affiliated issuer)		(793,587)
Net realized gains on in-kind redemptions	+	248,618

Net realized losses		(544,969)
Net unrealized gains on investments	+	44,649,329

Net realized and unrealized gains		44,104,360

Net increase in net assets resulting from operations		$44,899,795

56 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			12/9/09*-8/31/10
Net investment income		$795,435	$456,853
Net realized gains (losses)		(544,969)	418,970
Net unrealized gains (losses)	+	44,649,329	(7,723,900)

Net increase (decrease) in net assets resulting from operations		44,899,795	(6,848,077)

Distributions to Shareholders

Distributions from net investment income		($658,740)	($297,500)

Transactions in Fund Shares

		9/1/10-2/28/11		12/9/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		4,950,000	$147,012,147	4,800,001	$123,912,430
Shares Redeemed	+	(50,000)	(1,358,741)	(300,000)	(7,821,149)

Net transactions in fund shares		4,900,000	$145,653,406	4,500,001	$116,091,281

Shares Outstanding and Net Assets

		9/1/10-2/28/11		12/9/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,500,001	$108,945,704	—	$—
Total increase	+	4,900,000	189,894,461	4,500,001	108,945,704

End of period		9,400,001	$298,840,165	4,500,001	$108,945,704

Net investment income not yet distributed			$296,048		$159,353

*	Commencement of operations.

See financial notes 57

Schwab U.S. Large-Cap Value ETF™

Financial Statements

Financial Highlights

	9/1/10–		12/9/09[1]–
	2/28/11*		8/31/10

Per-Share Data ($)

Net asset value at beginning of period	24.36		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.35		0.47
Net realized and unrealized gains (losses)	5.62		(0.78)

Total from investment operations	5.97		(0.31)
Less distributions:
Distributions from net investment income	(0.36)		(0.33)

Net asset value at end of period	29.97		24.36

Total return (%)	24.68	[2]	(1.29)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[3]	0.14	[3,4]
Gross operating expenses	0.13	[3]	0.14	[3]
Net investment income (loss)	2.85	[3]	2.98	[3]
Portfolio turnover rate[5]	4	[2]	5	[2]
Net assets, end of period ($ x 1,000)	178,322		84,052

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended August 31, 2010 is a blended rate.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

58 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	157,888,451	177,692,428
0.1%	Other Investment Company	93,278	93,278

99.7%	Total Investments	157,981,729	177,785,706
0.1%	Collateral Invested for Securities on Loan	211,677	211,677
0.2%	Other Assets and Liabilities, Net		324,186

100.0%	Net Assets		178,321,569

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 1.2%
Ford Motor Co. *	88,262	1,328,343
General Motors Co. *	14,429	483,804
Harley-Davidson, Inc.	6,189	252,635
TRW Automotive Holdings Corp. *	2,635	149,668

		2,214,450

Banks 5.2%
BB&T Corp.	18,207	502,513
BOK Financial Corp.	726	37,280
Capitol Federal Financial, Inc.	4,403	55,654
City National Corp.	1,228	72,341
Comerica, Inc.	4,709	183,180
Commerce Bancshares, Inc.	2,041	81,967
Cullen/Frost Bankers, Inc.	1,464	85,732
Fifth Third Bancorp	23,693	345,918
First Horizon National Corp. *	7,226	83,099
First Republic Bank *	256	7,488
Huntington Bancshares, Inc.	22,557	154,290
KeyCorp	23,394	213,821
M&T Bank Corp.	2,975	261,949
Marshall & Ilsley Corp.	14,042	109,106
New York Community Bancorp, Inc.	10,900	203,394
People’s United Financial, Inc.	10,234	134,884
PNC Financial Services Group, Inc.	13,749	848,313
Regions Financial Corp.	32,893	251,303
TFS Financial Corp.	2,420	25,120
U.S. Bancorp	49,682	1,377,682
Wells Fargo & Co.	129,625	4,181,702

		9,216,736

Capital Goods 9.3%
3M Co.	17,136	1,580,453
Alliant Techsystems, Inc. *	849	61,272
Eaton Corp.	4,379	485,106
General Dynamics Corp.	8,333	634,308
General Electric Co.	277,557	5,806,493
Honeywell International, Inc.	18,802	1,088,824
Hubbell, Inc., Class B	1,452	98,025
Ingersoll-Rand plc	8,568	388,130
L-3 Communications Holdings, Inc.	2,975	235,888
Lockheed Martin Corp.	7,538	596,708
Masco Corp.	9,758	132,611
Northrop Grumman Corp.	7,053	470,294
Parker Hannifin Corp.	4,260	379,907
Pentair, Inc.	2,543	94,294
Raytheon Co.	9,582	490,694
Rockwell Automation, Inc.	3,728	327,057
The Boeing Co.	17,142	1,234,395
Tyco International Ltd.	13,017	590,191
United Technologies Corp.	22,496	1,879,316

		16,573,966

Commercial & Professional Services 0.5%
Avery Dennison Corp.	2,685	107,185
Cintas Corp.	3,480	97,858
Pitney Bowes, Inc.	5,418	136,425
R.R. Donnelley & Sons Co.	5,416	100,846
Waste Management, Inc.	11,611	430,304

		872,618

Consumer Durables & Apparel 1.1%
D.R. Horton, Inc.	7,323	86,704
Fortune Brands, Inc.	4,046	250,286
Hasbro, Inc.	3,233	145,162
Leggett & Platt, Inc.	3,759	86,683
Lennar Corp., Class A	4,206	84,793
Mattel, Inc.	9,550	239,323
Newell Rubbermaid, Inc.	7,975	154,236
Phillips-Van Heusen Corp.	1,579	94,756
Pulte Group, Inc. *	8,729	60,230
Stanley Black & Decker, Inc.	4,403	333,879
Toll Brothers, Inc. *	3,601	76,557
VF Corp.	2,261	216,310
Whirlpool Corp.	2,142	176,715

		2,005,634

Consumer Services 1.6%
Carnival Corp.	10,541	449,785
H&R Block, Inc.	7,553	114,730
McDonald’s Corp.	27,846	2,107,385
Penn National Gaming, Inc. *	1,694	60,595
Royal Caribbean Cruises Ltd. *	3,603	157,775

		2,890,270

Diversified Financials 10.7%
American Express Co.	27,676	1,205,843
Ameriprise Financial, Inc.	6,639	420,381

See financial notes 59

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bank of America Corp.	258,510	3,694,108
Bank of New York Mellon Corp.	31,669	962,421
Capital One Financial Corp.	11,787	586,639
CBOE Holdings, Inc.	386	11,422
Citigroup, Inc. *	753,894	3,528,224
Federated Investors, Inc., Class B (a)	2,664	73,420
Invesco Ltd.	12,266	329,219
JPMorgan Chase & Co.	101,680	4,747,439
Legg Mason, Inc.	3,738	135,503
LPL Investment Holdings, Inc. *	384	12,906
Morgan Stanley	35,876	1,064,800
NYSE Euronext	6,789	251,193
Raymond James Financial, Inc.	2,541	97,371
SLM Corp. *	12,734	188,718
The Goldman Sachs Group, Inc.	11,309	1,852,188

		19,161,795

Energy 13.8%
Apache Corp.	9,520	1,186,382
Chevron Corp.	52,142	5,409,732
ConocoPhillips	36,078	2,809,394
Devon Energy Corp.	10,835	990,752
El Paso Corp.	18,473	343,598
Exxon Mobil Corp.	131,495	11,246,767
Forest Oil Corp. *	2,921	103,666
Kinder Morgan, Inc. *	2,618	79,849
Marathon Oil Corp.	18,575	921,320
Patterson-UTI Energy, Inc.	4,050	110,727
Southern Union Co.	3,036	86,587
Spectra Energy Corp.	16,732	447,581
The Williams Cos., Inc.	15,355	466,178
Tidewater, Inc.	1,331	82,802
Valero Energy Corp.	14,298	402,918

		24,688,253

Food & Staples Retailing 0.4%
Safeway, Inc.	9,522	207,770
SUPERVALU, Inc.	5,537	47,784
Sysco Corp.	15,266	424,242

		679,796

Food, Beverage & Tobacco 8.1%
Altria Group, Inc.	53,994	1,369,828
Archer-Daniels-Midland Co.	15,470	575,175
Bunge Ltd.	3,808	274,823
Campbell Soup Co.	5,493	184,894
Coca-Cola Enterprises, Inc.	8,707	228,994
ConAgra Foods, Inc.	10,990	254,528
Constellation Brands, Inc., Class A *	4,420	89,814
Dr. Pepper Snapple Group, Inc.	6,199	223,536
General Mills, Inc.	15,650	581,241
H.J. Heinz Co.	8,232	413,411
Hormel Foods Corp.	3,900	106,860
Kellogg Co.	6,452	345,569
Kraft Foods, Inc., Class A	41,584	1,324,035
Lorillard, Inc.	4,046	310,611
McCormick & Co., Inc.	3,163	150,717
Molson Coors Brewing Co., Class B	4,171	190,740
Philip Morris International, Inc.	47,662	2,992,220
Reynolds American, Inc.	8,936	306,684
Sara Lee Corp.	15,651	267,945
Smithfield Foods, Inc. *	4,087	94,614
The Coca-Cola Co.	55,372	3,539,378
The Hershey Co.	4,208	220,163
The J.M. Smucker Co.	3,147	216,640
Tyson Foods, Inc., Class A	7,686	143,190

		14,405,610

Health Care Equipment & Services 0.7%
Beckman Coulter, Inc.	1,815	150,881
Cardinal Health, Inc.	9,067	377,550
CIGNA Corp.	6,926	291,377
Humana, Inc. *	4,522	293,975
Omnicare, Inc.	3,269	93,592
Teleflex, Inc.	1,165	68,024

		1,275,399

Household & Personal Products 3.3%
Alberto-Culver Co.	2,299	85,615
Avon Products, Inc.	11,222	312,084
Kimberly-Clark Corp.	10,722	706,580
The Clorox Co.	3,612	244,749
The Procter & Gamble Co.	72,951	4,599,560

		5,948,588

Insurance 5.5%
ACE Ltd.	8,850	559,762
Aflac, Inc.	12,187	717,327
Allied World Assurance Co. Holdings Ltd.	1,284	79,236
American Financial Group, Inc.	2,057	71,234
American International Group, Inc. *(a)	3,217	119,222
American National Insurance Co.	368	29,907
Aon Corp.	7,735	407,170
Arch Capital Group Ltd. *	1,428	129,234
Assurant, Inc.	2,884	117,177
Assured Guaranty Ltd.	4,456	64,746
Axis Capital Holdings Ltd.	3,451	125,340
Cincinnati Financial Corp.	4,284	145,870
CNA Financial Corp. *	726	21,373
Everest Re Group Ltd.	1,547	137,142
Fidelity National Financial, Inc., Class A	6,021	83,391
Genworth Financial, Inc., Class A *	13,209	174,755
Hanover Insurance Group, Inc.	1,428	66,359
HCC Insurance Holdings, Inc.	3,148	98,029
Lincoln National Corp.	8,455	268,193
Loews Corp.	8,934	386,395
Marsh & McLennan Cos., Inc.	14,227	433,070
MetLife, Inc.	18,182	861,100
Old Republic International Corp.	6,427	80,338
PartnerRe Ltd.	1,832	145,278
Principal Financial Group, Inc.	7,975	273,223
Prudential Financial, Inc.	12,623	830,972
Reinsurance Group of America, Inc.	1,936	116,915
RenaissanceRe Holdings Ltd.	1,458	97,715
The Allstate Corp.	13,209	419,782
The Chubb Corp.	7,914	480,222

60 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Hartford Financial Services Group, Inc.	11,193	331,313
The Progressive Corp.	16,327	340,091
The Travelers Cos., Inc.	11,932	715,085
Torchmark Corp.	2,178	142,115
Transatlantic Holdings, Inc.	1,694	86,275
Unum Group	8,568	227,309
Validus Holdings Ltd.	2,171	67,192
W.R. Berkley Corp.	3,487	104,436
XL Group plc	8,260	192,871

		9,747,164

Materials 3.1%
Air Products & Chemicals, Inc.	5,212	479,504
Ashland, Inc.	1,830	103,029
Bemis Co., Inc.	2,783	91,422
Celanese Corp., Series A	4,083	169,240
E.I. du Pont de Nemours & Co.	23,225	1,274,356
Eastman Chemical Co.	1,815	169,539
Huntsman Corp.	5,120	90,368
International Flavors & Fragrances, Inc.	2,057	117,146
International Paper Co.	10,591	294,218
MeadWestvaco Corp.	4,527	132,868
Owens-Illinois, Inc. *	4,522	137,876
PPG Industries, Inc.	4,168	368,368
Sealed Air Corp.	4,206	115,749
Smurfit-Stone Container Corp. *	2,343	90,065
Sonoco Products Co.	2,543	91,752
The Dow Chemical Co.	29,596	1,099,787
The Scotts Miracle-Gro Co., Class A	1,210	67,966
The Valspar Corp.	2,420	92,008
Vulcan Materials Co.	3,005	137,779
Walter Energy, Inc.	1,428	172,802
Weyerhaeuser Co.	13,583	331,561

		5,627,403

Media 3.0%
CBS Corp., Class B	16,009	381,975
Gannett Co., Inc.	6,310	104,178
News Corp., Class A	59,655	1,036,207
Omnicom Group, Inc.	7,973	405,826
The McGraw-Hill Cos., Inc.	7,799	301,665
The Walt Disney Co.	46,103	2,016,545
Time Warner, Inc.	29,090	1,111,238

		5,357,634

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Abbott Laboratories	40,017	1,924,818
Bristol-Myers Squibb Co.	44,669	1,152,907
Dendreon Corp. *	3,808	127,911
Eli Lilly & Co.	25,253	872,744
Forest Laboratories, Inc. *	7,529	243,939
Johnson & Johnson	71,934	4,419,625
Merck & Co., Inc.	79,933	2,603,418
Pfizer, Inc.	209,526	4,031,280

		15,376,642

Real Estate 2.3%
AMB Property Corp.	4,533	164,910
Annaly Capital Management, Inc.	19,992	358,457
Brookfield Properties Corp. (a)	6,794	119,099
Equity Residential	7,420	408,916
General Growth Properties, Inc. *	10,533	167,685
HCP, Inc.	9,369	356,022
Health Care REIT, Inc.	3,753	195,982
Host Hotels & Resorts, Inc.	16,566	304,814
Kimco Realty Corp.	10,731	207,967
Liberty Property Trust	2,906	98,136
Nationwide Health Properties, Inc.	3,689	157,668
Piedmont Office Realty Trust, Inc., Class A	3,457	69,140
Plum Creek Timber Co., Inc.	4,327	181,561
ProLogis	15,232	247,672
Rayonier, Inc.	2,057	126,156
Realty Income Corp.	3,029	108,953
Regency Centers Corp.	2,165	97,966
The Macerich Co.	3,386	171,467
The St. Joe Co. *(a)	2,420	64,808
UDR, Inc.	4,715	114,669
Vornado Realty Trust	4,736	442,011

		4,164,059

Retailing 1.7%
Abercrombie & Fitch Co., Class A	2,292	131,492
American Eagle Outfitters, Inc.	5,373	82,476
AutoNation, Inc. *(a)	1,268	42,656
Genuine Parts Co.	4,208	221,719
J.C. Penney Co., Inc.	5,418	189,413
Limited Brands, Inc.	7,323	234,482
Macy’s, Inc.	10,994	262,757
The Gap, Inc.	9,077	204,505
The Home Depot, Inc.	42,626	1,597,196

		2,966,696

Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc.	7,787	310,546
Applied Materials, Inc.	35,146	577,449
Intel Corp.	144,668	3,106,022
KLA-Tencor Corp.	4,450	217,249
Linear Technology Corp.	5,742	198,443
Maxim Integrated Products, Inc.	7,409	204,340
Microchip Technology, Inc.	4,813	177,648
National Semiconductor Corp.	6,310	97,805
Texas Instruments, Inc.	30,821	1,097,536

		5,987,038

Software & Services 0.5%
AOL, Inc. *	2,880	60,106
Broadridge Financial Solutions, Inc.	3,102	71,098
Computer Sciences Corp.	4,087	196,707
CoreLogic, Inc.	2,948	54,980
Lender Processing Services, Inc.	2,416	82,313
Paychex, Inc.	8,477	285,082
Synopsys, Inc. *	3,877	107,470

		857,756

See financial notes 61

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 3.3%
Avnet, Inc. *	3,964	135,608
International Business Machines Corp.	32,370	5,240,056
Molex, Inc.	3,482	97,252
Xerox Corp.	36,176	388,892

		5,861,808

Telecommunication Services 4.8%
AT&T, Inc.	154,532	4,385,618
CenturyLink, Inc.	7,642	314,698
Frontier Communications Corp.	26,442	224,493
Qwest Communications International, Inc.	37,166	253,472
Sprint Nextel Corp. *	79,852	348,953
Telephone & Data Systems, Inc.	2,505	84,293
Verizon Communications, Inc.	73,510	2,713,989
Windstream Corp.	12,890	161,641

		8,487,157

Transportation 1.4%
Norfolk Southern Corp.	9,565	627,273
Ryder System, Inc.	1,353	64,714
Southwest Airlines Co.	18,505	218,914
United Continental Holdings, Inc. *	8,211	197,392
United Parcel Service, Inc., Class B	18,100	1,335,780

		2,444,073

Utilities 6.1%
AGL Resources, Inc.	2,078	78,985
Alliant Energy Corp.	2,904	114,360
Ameren Corp.	6,312	176,484
American Electric Power Co., Inc.	12,495	447,071
American Water Works Co., Inc.	4,592	127,382
Aqua America, Inc.	3,601	81,095
Atmos Energy Corp.	2,420	81,844
CenterPoint Energy, Inc.	10,303	163,406
CMS Energy Corp.	6,021	115,964
Consolidated Edison, Inc.	7,544	377,049
Constellation Energy Group, Inc.	4,879	151,591
Dominion Resources, Inc.	15,407	703,021
DPL, Inc.	3,146	81,859
DTE Energy Co.	4,455	209,741
Duke Energy Corp.	34,668	623,677
Edison International	7,535	279,699
Energen Corp.	1,942	118,656
Entergy Corp.	4,973	354,078
Exelon Corp.	17,283	721,738
FirstEnergy Corp.	11,177	428,079
Integrys Energy Group, Inc.	1,970	96,471
MDU Resources Group, Inc.	4,579	98,311
National Fuel Gas Co.	1,817	132,459
NextEra Energy, Inc.	10,619	589,036
NiSource, Inc.	7,323	140,309
Northeast Utilities	4,569	155,529
NSTAR	2,785	125,743
NV Energy, Inc.	6,189	90,916
OGE Energy Corp.	2,541	122,222
Pepco Holdings, Inc.	5,779	108,241
PG&E Corp.	10,240	471,654
Pinnacle West Capital Corp.	2,878	121,538
PPL Corp.	12,618	320,876
Progress Energy, Inc.	7,627	348,630
Public Service Enterprise Group, Inc.	13,039	426,375
Questar Corp.	4,562	81,523
SCANA Corp.	3,094	125,245
Sempra Energy	5,956	317,038
Southern Co.	21,027	801,339
TECO Energy, Inc.	5,297	95,929
UGI Corp.	2,950	94,075
Vectren Corp.	2,059	54,193
Westar Energy, Inc.	2,880	74,880
Wisconsin Energy Corp.	3,031	179,435
Xcel Energy, Inc.	11,451	274,137

		10,881,883

Total Common Stock
(Cost $157,888,451)		177,692,428

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	93,278	93,278

Total Other Investment Company
(Cost $93,278)		93,278

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Navigator Securities Lending Prime Portfolio	211,677	211,677

Total Collateral Invested for Securities on Loan
(Cost $211,677)		211,677

End of Collateral Invested for Securities on Loan

At 2/28/11, the tax basis cost of the fund’s investments was $158,024,276 and the unrealized appreciation and depreciation were $20,579,477 and ($818,047), respectively, with a net unrealized appreciation $19,761,430.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

62 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statement of
Assets and Liabilities
As of February 28, 2011 (unaudited)

Assets

Investments, at value including securities on loan of $206,319 (cost $157,981,729)		$177,785,706
Collateral invested for securities on loan		211,677
Receivables:
Fund shares sold		1,498,500
Dividends		527,753
Foreign tax reclaims		614
Income from securities on loan		463
Interest	+	34

Total assets		180,024,747

Liabilities

Collateral held for securities on loan		211,677
Payables:
Investments bought		1,489,592
Investment adviser fees	+	1,909

Total liabilities		1,703,178

Net Assets

Total assets		180,024,747
Total liabilities	−	1,703,178

Net assets		$178,321,569

Net Assets by Source
Capital received from investors		158,072,361
Net investment income not yet distributed		758,242
Net realized capital losses		(317,445)
Net unrealized capital gains		19,808,411

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$178,321,569		5,950,001		$29.97

See financial notes 63

 Schwab U.S. Large-Cap Value ETF

Statement of
Operations
For September 1, 2010 through February 28, 2011 (unaudited)

Investment Income

Dividends (net of foreign withholding tax of $706)		$1,825,279
Interest		252
Securities on loan	+	463

Total investment income		1,825,994

Expenses

Investment adviser fees		79,765

Total expenses	−	79,765

Net investment income		1,746,229

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(295,927)
Net realized gains on in-kind redemptions	+	119,592

Net realized losses		(176,335)
Net unrealized gains on investments	+	24,048,843

Net realized and unrealized gains		23,872,508

Net increase in net assets resulting from operations		$25,618,737

64 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			12/9/09*-8/31/10
Net investment income		$1,746,229	$1,048,767
Net realized losses		(176,335)	(41,364)
Net unrealized gains (losses)	+	24,048,843	(4,240,432)

Net increase (decrease) in net assets resulting from operations		25,618,737	(3,233,029)

Distributions to Shareholders

Distributions from net investment income		($1,464,270)	($572,500)

Transactions in Fund Shares

		9/1/10-2/28/11		12/9/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,550,000	$71,408,191	3,500,001	$89,183,566
Shares Redeemed	+	(50,000)	(1,293,456)	(50,000)	(1,325,670)

Net transactions in fund shares		2,500,000	$70,114,735	3,450,001	$87,857,896

Shares Outstanding and Net Assets

		9/1/10-2/28/11		12/9/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,450,001	$84,052,367	—	$—
Total increase	+	2,500,000	94,269,202	3,450,001	84,052,367

End of period		5,950,001	$178,321,569	3,450,001	$84,052,367

Net investment income not yet distributed			$758,242		$476,283

*	Commencement of operations.

See financial notes 65

Schwab U.S. Mid-Cap ETF™

Financial Statements

Financial Highlights

	1/12/11[1]–
	2/28/11*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gains (losses)	1.32

Total from investment operations	1.35

Net asset value at end of period	26.35

Total return (%)	5.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[3]
Gross operating expenses	0.13	[3]
Net investment income (loss)	1.99	[3]
Portfolio turnover rate[4]	1	[2]
Net assets, end of period ($ x 1,000)	40,837

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

66 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	39,713,195	40,777,641
	—%	Other Investment Company	15,205	15,205

99.9%		Total Investments	39,728,400	40,792,846
0.7%		Collateral Invested for Securities on Loan	273,842	273,842
(0	.6)%	Other Assets and Liabilities, Net		(229,291)

100.0%		Net Assets		40,837,397

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 2.1%
BorgWarner, Inc. *	2,790	216,532
Gentex Corp.	3,379	102,316
Lear Corp. *	1,240	131,192
The Goodyear Tire & Rubber Co. *	5,859	83,081
TRW Automotive Holdings Corp. *	2,511	142,625
Visteon Corp. *	1,178	87,113
WABCO Holdings, Inc. *	1,587	92,728

		855,587

Banks 3.6%
Associated Banc-Corp	4,216	61,006
Bank of Hawaii Corp.	1,233	58,148
BankUnited, Inc. *	651	18,456
BOK Financial Corp.	651	33,429
Capitol Federal Financial, Inc.	4,092	51,723
City National Corp.	1,209	71,222
Commerce Bancshares, Inc.	1,922	77,187
Cullen/Frost Bankers, Inc.	1,395	81,691
East West Bancorp, Inc.	3,596	83,499
First Citizens BancShares, Inc., Class A	155	31,310
First Horizon National Corp.	6,386	73,439
First Niagara Financial Group, Inc.	5,084	73,616
First Republic Bank *	279	8,161
FirstMerit Corp.	2,604	44,398
Fulton Financial Corp.	4,805	52,326
Huntington Bancshares, Inc.	21,080	144,187
Marshall & Ilsley Corp.	12,803	99,479
Prosperity Bancshares, Inc.	1,116	45,555
TCF Financial Corp.	3,255	52,829
TFS Financial Corp.	2,263	23,490
UMB Financial Corp.	811	32,343
Valley National Bancorp	3,937	53,661
Washington Federal, Inc.	2,728	48,477
Westamerica Bancorp	713	36,777
Zions Bancorp	4,216	98,486

		1,454,895

Capital Goods 9.9%
Acuity Brands, Inc.	1,054	59,572
Aecom Technology Corp. *	2,538	72,688
AGCO Corp. *	2,294	125,665
Alliant Techsystems, Inc.	775	55,932
AMETEK, Inc.	3,906	163,857
Armstrong World Industries, Inc.	434	18,072
BE Aerospace, Inc. *	2,398	80,861
Brady Corp., Class A	1,147	40,994
Carlisle Cos., Inc.	1,519	65,332
CLARCOR, Inc.	1,268	52,166
Crane Co.	1,240	58,578
Donaldson Co., Inc.	1,767	99,482
EMCOR Group, Inc. *	1,612	51,358
Foster Wheeler AG *	2,914	105,370
Gardner Denver, Inc.	1,271	92,961
Graco, Inc.	1,457	59,315
Harsco Corp.	1,953	66,734
Hubbell, Inc., Class B	1,364	92,084
IDEX Corp.	2,046	84,377
KBR, Inc.	3,844	126,083
Kennametal, Inc.	2,046	78,689
Lennox International, Inc.	1,305	63,293
Lincoln Electric Holdings, Inc.	1,054	75,235
Masco Corp.	8,804	119,646
McDermott International, Inc. *	5,673	130,195
MSC Industrial Direct Co., Class A	1,116	70,520
Navistar International Corp. *	1,364	84,541
Nordson Corp.	744	81,029
Oshkosh Corp. *	2,232	79,615
Owens Corning, Inc. *	2,728	97,471
Pall Corp.	2,852	155,035
Pentair, Inc.	2,418	89,659
Quanta Services, Inc. *	5,146	117,380
Regal-Beloit Corp.	951	69,376
Seaboard Corp.	9	20,882
Snap-On, Inc.	1,426	81,895
Spirit AeroSystems Holdings, Inc., Class A *	2,480	64,455
SPX Corp.	1,233	98,344
Terex Corp. *	2,635	88,931
Textron, Inc.	6,634	179,715
The Babcock & Wilcox Co. *	2,821	95,265
The Shaw Group, Inc. *	2,046	81,267
The Timken Co.	1,891	92,130
Thomas & Betts Corp. *	1,340	74,223
TransDigm Group, Inc. *	930	74,753
URS Corp. *	2,108	98,085
Wabtec Corp.	1,178	66,863
Woodward, Inc.	1,480	48,677

		4,048,650

Commercial & Professional Services 3.6%
Avery Dennison Corp.	2,604	103,952

See financial notes 67

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cintas Corp.	3,069	86,300
Clean Harbors, Inc. *	558	51,269
Copart, Inc. *	1,834	77,046
Corrections Corp. of America *	2,697	66,994
Covanta Holding Corp.	3,162	53,501
Equifax, Inc.	3,100	110,825
FTI Consulting, Inc. *	1,147	37,840
IHS, Inc., Class A *	1,147	96,004
KAR Auction Services, Inc. *	558	7,834
Manpower, Inc.	2,046	129,921
Pitney Bowes, Inc.	5,084	128,015
Quad Graphics, Inc. *	620	26,920
R.R. Donnelley & Sons Co.	5,022	93,510
Robert Half International, Inc.	3,627	115,701
Rollins, Inc.	1,891	37,101
The Dun & Bradstreet Corp.	1,240	100,192
Towers Watson & Co., Class A	1,302	76,558
Waste Connections, Inc.	2,852	82,680

		1,482,163

Consumer Durables & Apparel 3.1%
D.R. Horton, Inc.	6,758	80,015
Fossil, Inc. *	1,147	88,021
Hanesbrands, Inc. *	2,363	61,225
Harman International Industries, Inc.	1,736	84,439
Jarden Corp.	2,328	76,521
Leggett & Platt, Inc.	3,565	82,209
Lennar Corp., Class A	3,844	77,495
Mohawk Industries, Inc. *	1,395	81,064
Newell Rubbermaid, Inc.	7,099	137,295
NVR, Inc. *	155	112,818
Phillips-Van Heusen Corp.	1,519	91,155
Pulte Group, Inc. *	8,153	56,256
Tempur-Pedic International, Inc. *	1,674	78,578
Toll Brothers, Inc. *	3,286	69,860
Tupperware Brands Corp.	1,519	81,494

		1,258,445

Consumer Services 2.9%
Bally Technologies, Inc. *	1,302	50,296
Brinker International, Inc.	2,449	57,894
Career Education Corp. *	1,581	38,118
Chipotle Mexican Grill, Inc. *	775	189,875
Choice Hotels International, Inc.	775	29,930
DeVry, Inc.	1,550	84,087
Education Management Corp. *(a)	1,023	19,816
ITT Educational Services, Inc. *	775	58,784
MGM Resorts International *	7,781	108,467
Panera Bread Co., Class A *	775	90,481
Penn National Gaming, Inc. *	1,612	57,661
Service Corp. International	6,014	65,553
Strayer Education, Inc. (a)	341	46,867
Weight Watchers International, Inc.	837	51,166
Wendy’s/Arby’s Group, Inc., Class A	8,029	38,218
WMS Industries, Inc. *	1,426	56,741
Wyndham Worldwide Corp.	4,371	136,725

		1,180,679

Diversified Financials 2.8%
Affiliated Managers Group, Inc. *	1,271	135,679
CBOE Holdings, Inc.	248	7,338
E*TRADE Financial Corp. *	4,898	78,270
Eaton Vance Corp.	2,883	90,238
Federated Investors, Inc., Class B (a)	2,511	69,203
Green Dot Corp., Class A *(a)	217	11,330
Greenhill & Co., Inc.	713	51,215
Jefferies Group, Inc.	2,728	65,636
Legg Mason, Inc.	3,534	128,107
LPL Investment Holdings, Inc. *	372	12,503
MSCI, Inc., Class A *	2,914	103,447
Raymond James Financial, Inc.	2,418	92,658
SEI Investments Co.	3,813	87,737
The NASDAQ OMX Group, Inc. *	3,985	114,011
Waddell & Reed Financial, Inc., Class A	2,139	86,373

		1,133,745

Energy 7.3%
Arch Coal, Inc.	3,999	134,086
Cabot Oil & Gas Corp.	2,604	118,899
Cobalt International Energy, Inc. *	2,418	37,866
Concho Resources, Inc. *	2,325	247,659
Dresser-Rand Group, Inc. *	2,046	100,827
Dril-Quip, Inc. *	744	57,065
EXCO Resources, Inc.	4,154	85,032
Forest Oil Corp. *	2,759	97,917
Helmerich & Payne, Inc.	2,387	155,131
Massey Energy Co.	2,542	160,985
Oceaneering International, Inc. *	1,333	111,479
Oil States International, Inc. *	1,240	90,260
Patterson-UTI Energy, Inc.	3,880	106,079
Plains Exploration & Production Co. *	3,410	133,570
Pride International, Inc. *	3,906	162,138
Quicksilver Resources, Inc. *	2,914	45,138
Rowan Cos., Inc. *	3,100	132,277
SandRidge Energy, Inc. *	9,145	98,857
SEACOR Holdings, Inc.	527	49,944
SM Energy Co.	1,581	114,575
Southern Union Co.	2,852	81,339
Sunoco, Inc.	2,945	123,278
Superior Energy Services, Inc. *	1,953	74,819
Teekay Corp.	1,023	35,201
Tesoro Corp. *	3,410	81,090
Tidewater, Inc.	1,302	80,997
Unit Corp. *	1,147	68,247
Whiting Petroleum Corp. *	2,914	190,401

		2,975,156

Food & Staples Retailing 0.3%
BJ’s Wholesale Club, Inc. *	1,302	63,043
SUPERVALU, Inc.	5,177	44,677

		107,720

Food, Beverage & Tobacco 2.0%
Constellation Brands, Inc., Class A *	4,619	93,858
Corn Products International, Inc.	1,860	90,805
Dean Foods Co. *	4,402	46,485
Del Monte Foods Co.	4,712	89,198

68 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Flowers Foods, Inc.	2,232	59,371
Green Mountain Coffee Roasters, Inc. *	2,852	116,305
Hansen Natural Corp. *	1,767	101,691
Lancaster Colony Corp.	496	28,629
Ralcorp Holdings, Inc. *	1,364	88,455
Smithfield Foods, Inc. *	3,880	89,822
Tootsie Roll Industries, Inc.	558	15,959

		820,578

Health Care Equipment & Services 5.2%
Alere, Inc. *	2,077	80,255
Allscripts Healthcare Solutions, Inc. *	4,557	97,292
AMERIGROUP Corp. *	1,302	74,670
Beckman Coulter, Inc.	1,705	141,737
Community Health Systems, Inc. *	2,356	96,290
Coventry Health Care, Inc. *	3,627	109,535
Gen-Probe, Inc. *	1,198	75,330
Health Net, Inc. *	2,398	70,549
Hill-Rom Holdings, Inc.	1,519	57,828
Hologic, Inc. *	6,324	127,618
IDEXX Laboratories, Inc. *	1,426	110,800
Kinetic Concepts, Inc. *	1,519	74,386
LifePoint Hospitals, Inc. *	1,333	51,960
Lincare Holdings, Inc.	2,418	70,944
Masimo Corp.	1,302	39,242
MEDNAX, Inc. *	1,178	76,488
Omnicare, Inc.	2,883	82,540
Owens & Minor, Inc.	1,519	47,393
Patterson Cos., Inc.	2,511	83,817
Quality Systems, Inc.	496	39,630
ResMed, Inc. *	3,720	117,552
STERIS Corp.	1,302	44,073
Teleflex, Inc.	961	56,113
Tenet Healthcare Corp. *	11,718	84,135
Thoratec Corp. *	1,395	38,893
Universal Health Services, Inc., Class B	2,263	103,442
VCA Antech, Inc. *	2,077	52,008

		2,104,520

Household & Personal Products 0.8%
Alberto-Culver Co.	2,139	79,656
Energizer Holdings, Inc. *	1,705	113,945
Herbalife Ltd.	1,457	114,244

		307,845

Insurance 5.6%
Alleghany Corp. *	186	63,379
Allied World Assurance Co. Holdings Ltd.	1,116	68,868
American Financial Group, Inc.	1,939	67,148
American International Group, Inc. *(a)	3,100	114,886
American National Insurance Co.	341	27,713
Arch Capital Group Ltd. *	1,209	109,414
Arthur J. Gallagher & Co.	2,635	82,739
Aspen Insurance Holdings Ltd.	1,762	52,067
Assurant, Inc.	2,604	105,801
Assured Guaranty Ltd.	4,092	59,457
Axis Capital Holdings Ltd.	2,945	106,962
Brown & Brown, Inc.	2,790	72,931
Endurance Specialty Holdings Ltd.	1,163	57,673
Erie Indemnity Co., Class A	682	47,631
Fidelity National Financial, Inc., Class A	5,549	76,854
First American Financial Corp.	2,387	37,619
Hanover Insurance Group, Inc.	1,085	50,420
HCC Insurance Holdings, Inc.	2,821	87,846
Markel Corp. *	248	103,081
Mercury General Corp.	669	27,523
Old Republic International Corp.	5,859	73,237
OneBeacon Insurance Group Ltd., Class A	558	7,645
Platinum Underwriters Holdings Ltd.	992	41,366
ProAssurance Corp. *	775	49,081
Reinsurance Group of America, Inc.	1,798	108,581
RenaissanceRe Holdings Ltd.	1,333	89,338
StanCorp Financial Group, Inc.	1,178	54,188
Torchmark Corp.	1,984	129,456
Transatlantic Holdings, Inc.	1,612	82,099
Validus Holdings Ltd.	1,984	61,405
W.R. Berkley Corp.	3,162	94,702
Wesco Financial Corp.	62	24,252
White Mountains Insurance Group Ltd.	186	70,633

		2,305,995

Materials 7.9%
AbitibiBowater, Inc. *	1,798	50,326
AK Steel Holding Corp.	2,666	42,603
Albemarle Corp.	2,263	130,258
Allegheny Technologies, Inc.	2,294	153,881
AptarGroup, Inc.	1,587	76,446
Ashland, Inc.	1,736	97,737
Bemis Co., Inc.	2,635	86,560
Celanese Corp., Series A	3,844	159,334
Commercial Metals Co.	2,728	45,476
Compass Minerals International, Inc.	806	75,337
Cytec Industries, Inc.	1,178	66,946
Domtar Corp.	1,023	89,410
Eastman Chemical Co.	1,674	156,368
Greif, Inc., Class A	837	54,120
Huntsman Corp.	4,712	83,167
International Flavors & Fragrances, Inc.	1,922	109,458
Intrepid Potash, Inc. *	1,023	39,488
Martin Marietta Materials, Inc.	1,116	99,168
MeadWestvaco Corp.	4,185	122,830
Nalco Holding Co.	3,162	80,852
Owens-Illinois, Inc. *	4,061	123,820
Packaging Corp. of America	2,480	71,399
Reliance Steel & Aluminum Co.	1,860	102,914
Rock-Tenn Co., Class A (a)	992	68,101
Rockwood Holdings, Inc. *	1,271	59,165
Royal Gold, Inc.	1,305	64,754
RPM International, Inc.	3,131	71,919
Sealed Air Corp.	3,875	106,640
Silgan Holdings, Inc.	1,240	45,235
Smurfit-Stone Container Corp. *	2,294	88,181
Sonoco Products Co.	2,449	88,360
Steel Dynamics, Inc.	5,270	97,284
Temple-Inland, Inc.	2,604	60,908
The Scotts Miracle-Gro Co., Class A	1,085	60,944
The Valspar Corp.	2,232	84,861
Titanium Metals Corp. *	2,077	39,442

See financial notes 69

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Walter Energy, Inc.	1,302	157,555

		3,211,247

Media 2.4%
Charter Communications, Inc., Class A *	992	45,404
Clear Channel Outdoor Holdings, Inc., Class A *	930	13,708
DreamWorks Animation SKG, Inc., Class A *	1,488	41,099
Gannett Co., Inc.	5,766	95,197
John Wiley & Sons, Inc., Class A	1,305	62,392
Lamar Advertising Co., Class A *	1,395	54,084
Liberty Media - Starz, Series A *	1,271	89,224
Liberty Media Corp. - Capital, Series A *	1,860	134,962
Morningstar, Inc.	527	30,924
Regal Entertainment Group, Class A	1,891	28,251
Sirius XM Radio, Inc. *	94,333	170,743
The Interpublic Group of Cos., Inc. *	11,904	157,133
The Washington Post Co., Class B (a)	155	67,129

		990,250

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Alexion Pharmaceuticals, Inc. *	2,201	211,912
Amylin Pharmaceuticals, Inc. *	3,162	48,379
Bio-Rad Laboratories, Inc., Class A *	496	56,623
BioMarin Pharmaceutical, Inc. *	2,480	60,661
Bruker Corp. *	1,767	33,909
Charles River Laboratories International, Inc. *	1,612	58,741
Covance, Inc. *	1,612	90,965
Dendreon Corp. *	3,534	118,707
Endo Pharmaceuticals Holdings, Inc. *	2,573	91,393
Human Genome Sciences, Inc. *	4,588	114,838
Mettler-Toledo International, Inc. *	837	143,437
Onyx Pharmaceuticals, Inc. *	1,519	53,529
PerkinElmer, Inc.	2,962	78,493
Perrigo Co.	2,108	161,114
Pharmaceutical Product Development, Inc.	2,750	75,542
Regeneron Pharmaceuticals, Inc. *	1,674	60,716
Salix Pharmaceuticals Ltd. *	1,240	41,342
Talecris Biotherapeutics Holdings Corp. *	1,488	37,111
Techne Corp.	899	64,449
United Therapeutics Corp. *	1,209	81,523

		1,683,384

Real Estate 8.0%
Alexandria Real Estate Equities, Inc.	1,364	109,393
AMB Property Corp.	4,123	149,995
Apartment Investment & Management Co., Class A	2,852	73,154
BRE Properties, Inc.	1,550	73,640
Camden Property Trust	1,705	100,885
CB Richard Ellis Group, Inc., Class A *	7,192	180,088
Chimera Investment Corp.	24,676	106,354
Corporate Office Properties Trust	1,581	56,710
Developers Diversified Realty Corp.	4,712	67,382
Digital Realty Trust, Inc. (a)	2,232	131,286
Douglas Emmett, Inc.	3,007	56,381
Duke Realty Corp.	6,138	86,362
Essex Property Trust, Inc.	775	95,929
Federal Realty Investment Trust	1,519	127,869
Highwoods Properties, Inc.	1,736	58,902
Hospitality Properties Trust	3,007	69,161
Jones Lang LaSalle, Inc.	1,023	100,684
Liberty Property Trust	2,759	93,171
Mack-Cali Realty Corp.	1,953	66,285
MFA Financial, Inc.	6,851	58,028
National Retail Properties, Inc.	2,015	51,765
Nationwide Health Properties, Inc.	3,317	141,769
OMEGA Healthcare Investors, Inc.	2,387	57,216
Piedmont Office Realty Trust, Inc., Class A	3,224	64,480
Rayonier, Inc.	1,984	121,679
Realty Income Corp.	2,883	103,701
Regency Centers Corp.	2,009	90,907
Senior Housing Properties Trust	3,100	76,074
SL Green Realty Corp.	1,953	147,901
Taubman Centers, Inc.	1,364	75,675
The Macerich Co.	3,193	161,694
The St. Joe Co. *(a)	2,232	59,773
UDR, Inc.	4,433	107,811
Washington Real Estate Investment Trust	1,550	48,422
Weingarten Realty Investors	2,914	75,385

		3,245,911

Retailing 4.6%
Aaron’s, Inc.	1,767	41,595
Abercrombie & Fitch Co., Class A	2,170	124,493
Aeropostale, Inc. *	2,294	59,506
American Eagle Outfitters, Inc.	4,774	73,281
AutoNation, Inc. *(a)	1,116	37,542
Big Lots, Inc. *	1,904	78,121
CarMax, Inc. *	5,456	192,979
Chico’s FAS, Inc.	4,340	59,632
Dick’s Sporting Goods, Inc. *	2,186	81,188
Foot Locker, Inc.	3,782	75,148
GameStop Corp., Class A *	3,720	74,214
Guess?, Inc.	1,612	73,008
J. Crew Group, Inc. *	1,550	66,836
LKQ Corp. *	3,503	83,231
PetSmart, Inc.	2,914	119,095
RadioShack Corp.	3,038	44,963
Signet Jewelers Ltd. *	2,108	92,478
Tiffany & Co.	3,100	190,805
Tractor Supply Co.	1,798	93,622
Urban Outfitters, Inc. *	3,193	122,547
Williams-Sonoma, Inc.	2,356	85,028

		1,869,312

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	13,733	126,481
Atmel Corp. *	11,284	165,649
Lam Research Corp. *	3,007	165,084
LSI Corp. *	15,097	94,960
MEMC Electronic Materials, Inc. *	5,549	75,300
National Semiconductor Corp.	5,828	90,334

70 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Novellus Systems, Inc. *	2,263	90,430
ON Semiconductor Corp. *	10,416	116,138
PMC-Sierra, Inc. *	5,549	43,837
Rambus, Inc. *	2,728	56,060
Silicon Laboratories, Inc. *	1,085	49,259
Skyworks Solutions, Inc. *	4,371	157,094
Varian Semiconductor Equipment Associates, Inc. *	1,860	88,741

		1,319,367

Software & Services 6.1%
Alliance Data Systems Corp. *	1,333	104,960
ANSYS, Inc. *	2,232	125,706
AOL, Inc. *	2,573	53,698
Booz Allen Hamilton Holding Corp. *	372	6,878
Broadridge Financial Solutions, Inc.	2,821	64,657
Cadence Design Systems, Inc. *	6,603	65,700
Compuware Corp. *	5,456	61,435
Concur Technologies, Inc. *	1,128	58,690
CoreLogic, Inc.	2,697	50,299
DST Systems, Inc.	899	45,849
Equinix, Inc. *	1,116	96,467
FactSet Research Systems, Inc.	1,054	110,544
FleetCor Technologies, Inc. *	310	9,917
Gartner, Inc. *	2,046	77,175
Genpact Ltd. *	2,542	35,461
Global Payments, Inc.	2,015	96,700
IAC/InterActiveCorp *	2,116	65,744
Informatica Corp. *	2,263	106,384
Jack Henry & Associates, Inc.	2,046	65,288
Lender Processing Services, Inc.	2,263	77,100
MICROS Systems, Inc., Class A *	2,015	95,995
NeuStar, Inc., Class A *	1,798	45,399
Novell, Inc. *	8,432	49,580
Nuance Communications, Inc. *	5,921	110,486
Parametric Technology Corp. *	2,821	66,858
Quest Software, Inc. *	1,519	40,694
Rackspace Hosting, Inc. *	2,542	93,825
Rovi Corp. *	2,542	140,878
Solera Holdings, Inc.	1,736	88,675
Synopsys, Inc. *	3,689	102,259
TIBCO Software, Inc. *	4,092	100,745
Total System Services, Inc.	4,805	85,289
WebMD Health Corp. *	1,426	82,708

		2,482,043

Technology Hardware & Equipment 4.9%
Anixter International, Inc.	713	51,065
Arrow Electronics, Inc. *	2,945	115,444
Avnet, Inc. *	3,720	127,261
AVX Corp.	1,240	19,778
Brocade Communications Systems, Inc. *	11,067	70,497
Diebold, Inc.	1,612	56,678
EchoStar Corp., Class A *	961	33,347
FLIR Systems, Inc.	3,875	125,163
Ingram Micro, Inc., Class A *	3,813	75,993
Itron, Inc. *	1,023	58,014
Jabil Circuit, Inc.	4,929	105,629
JDS Uniphase Corp. *	5,332	131,540
Lexmark International, Inc., Class A *	1,953	73,296
Molex, Inc.	3,193	89,181
National Instruments Corp.	2,325	72,377
NCR Corp. *	3,875	74,013
Polycom, Inc. *	2,108	100,762
QLogic Corp. *	2,666	48,148
Riverbed Technology, Inc. *	3,596	148,479
Tellabs, Inc.	8,618	46,451
Teradata Corp. *	4,092	195,679
Trimble Navigation Ltd. *	2,945	144,747
Zebra Technologies Corp., Class A *	1,395	52,061

		2,015,603

Telecommunication Services 1.0%
Level 3 Communications, Inc. *	40,486	56,680
MetroPCS Communications, Inc. *	6,107	87,941
SBA Communications Corp., Class A *	2,821	118,736
Telephone & Data Systems, Inc.	2,294	77,193
tw telecom, Inc. *	3,689	68,615
United States Cellular Corp. *	372	18,593

		427,758

Transportation 2.1%
AMR Corp. *	8,122	54,742
Hertz Global Holdings, Inc. *	4,495	68,369
J.B. Hunt Transport Services, Inc.	2,325	96,743
JetBlue Airways Corp. *	5,983	34,103
Kansas City Southern *	2,511	135,192
Kirby Corp. *	1,302	72,053
Knight Transportation, Inc.	1,426	26,538
Landstar System, Inc.	1,268	56,388
Ryder System, Inc.	1,333	63,758
United Continental Holdings, Inc. *	7,750	186,310
UTI Worldwide, Inc.	2,480	49,352
Werner Enterprises, Inc.	1,240	29,202

		872,750

Utilities 6.4%
AGL Resources, Inc.	1,891	71,877
Alliant Energy Corp.	2,697	106,208
American Water Works Co., Inc.	4,337	120,308
Aqua America, Inc.	3,379	76,095
Atmos Energy Corp.	2,201	74,438
Cleco Corp.	1,457	47,134
CMS Energy Corp.	5,642	108,665
DPL, Inc.	2,914	75,822
Energen Corp.	1,798	109,858
Great Plains Energy, Inc.	3,286	63,091
Hawaiian Electric Industries, Inc.	2,263	54,652
IDACORP, Inc.	1,240	46,798
Integrys Energy Group, Inc.	1,891	92,602
ITC Holdings Corp.	1,271	87,127
MDU Resources Group, Inc.	4,302	92,364
National Fuel Gas Co.	1,736	126,554
New Jersey Resources Corp.	1,058	44,256
Nicor, Inc.	1,085	57,223
NiSource, Inc.	6,789	130,077
NSTAR	2,542	114,771
NV Energy, Inc.	5,704	83,792

See financial notes 71

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OGE Energy Corp.	2,387	114,815
Pepco Holdings, Inc.	5,456	102,191
Piedmont Natural Gas Co., Inc.	1,643	48,140
Pinnacle West Capital Corp.	2,666	112,585
Portland General Electric Co.	1,829	42,835
Questar Corp.	4,278	76,448
TECO Energy, Inc.	4,929	89,264
UGI Corp.	2,715	86,581
Vectren Corp.	1,953	51,403
Westar Energy, Inc.	2,697	70,122
WGL Holdings, Inc.	1,209	45,942

		2,624,038

Total Common Stock
(Cost $39,713,195)		40,777,641

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	15,205	15,205

Total Other Investment Company
(Cost $15,205)		15,205

End of Investments

Collateral Invested for Securities on Loan 0.7% of net assets

State Street Navigator Securities Lending Prime Portfolio	273,842	273,842

Total Collateral Invested for Securities on Loan
(Cost $273,842)		273,842

End of Collateral Invested for Securities on Loan

At 2/28/11, the tax basis cost of the fund’s investments was $39,728,625 and the unrealized appreciation and depreciation were $1,415,140 and ($350,919), respectively, with a net unrealized appreciation of $1,064,221.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

72 See financial notes

 Schwab U.S. Mid-Cap ETF

Statement of
Assets and Liabilities
As of February 28, 2011 (unaudited)

Assets

Investments, at value including securities on loan of $267,574 (cost $39,728,400)		$40,792,846
Collateral invested for securities on loan		273,842
Receivables:
Investments sold		108,779
Fund shares sold		5,210,336
Dividends		28,261
Income from securities on loan		501
Interest	+	6

Total assets		46,414,571

Liabilities

Collateral held for securities on loan		273,842
Payables:
Investments bought		5,302,906
Investment adviser fees	+	426

Total liabilities		5,577,174

Net Assets

Total assets		46,414,571
Total liabilities	−	5,577,174

Net assets		$40,837,397

Net Assets by Source
Capital received from investors		39,740,211
Net investment income not yet distributed		49,630
Net realized capital losses		(16,890)
Net unrealized capital gains		1,064,446

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$40,837,397		1,550,001		$26.35

See financial notes 73

 Schwab U.S. Mid-Cap ETF

Statement of
Operations
January 12, 2011* through February 28, 2011 (unaudited)

Investment Income

Dividends		$52,371
Interest		8
Securities on loan	+	501

Total investment income		52,880

Expenses

Investment adviser fees		3,250

Total expenses	−	3,250

Net investment income		49,630

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(16,890)
Net unrealized gains on investments	+	1,064,446

Net realized and unrealized gains		1,047,556

Net increase in net assets resulting from operations		$1,097,186

*	Commencement of operations.

74 See financial notes

 Schwab U.S. Mid-Cap ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on
January 12, 2011, it has no prior report period.
Figures for the current period are unaudited.

Operations

1/12/11*-2/28/11
Net investment income		$49,630
Net realized losses		(16,890)
Net unrealized gains	+	1,064,446

Net increase in net assets resulting from operations		1,097,186

Transactions in Fund Shares

		1/12/11*-2/28/11
		SHARES	VALUE
Shares Sold		1,550,001	$39,740,211
Shares Redeemed	+	—	—

Net transactions in fund shares		1,550,001	$39,740,211

Shares Outstanding and Net Assets

		1/12/11*-2/28/11
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,550,001	40,837,397

End of period		1,550,001	$40,837,397

Net investment income not yet distributed			$49,630

*	Commencement of operations.

See financial notes 75

Schwab U.S. Small-Cap ETF™

Financial Statements

Financial Highlights

	9/1/10–		10/30/09[1]–
	2/28/11*		8/31/10

Per-Share Data ($)

Net asset value at beginning of period	26.48		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.23
Net realized and unrealized gains (losses)	9.93		1.45	[2]

Total from investment operations	10.15		1.68
Less distributions:
Distributions from net investment income	(0.20)		(0.20)

Net asset value at end of period	36.43		26.48

Total return (%)	38.41	[3]	6.67	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[4]	0.14	[4,5]
Gross operating expenses	0.13	[4]	0.14	[4]
Net investment income (loss)	1.48	[4]	1.05	[4]
Portfolio turnover rate[6]	4	[3]	8	[3]
Net assets, end of period ($ x 1,000)	489,972		193,310

* Unaudited.
1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended August 31, 2010 is a blended rate.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

76 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	422,364,477	489,011,632
0.1%		Other Investment Company	534,928	534,928
	—%	Corporate Bond	3,120	1,994

99.9%		Total Investments	422,902,525	489,548,554
1.2%		Collateral Invested for Securities on Loan	5,735,648	5,735,648
(1	.1)%	Other Assets and Liabilities, Net		(5,311,838)

100.0%		Net Assets		489,972,364

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	17,883	239,096
ArvinMeritor, Inc. *	25,565	458,125
Cooper Tire & Rubber Co.	17,271	405,178
Dana Holding Corp. *	39,405	743,966
Dorman Products, Inc. *	3,614	125,297
Drew Industries, Inc.	5,207	120,438
Exide Technologies *	21,047	250,459
Federal-Mogul Corp. *	7,076	148,667
Fuel Systems Solutions, Inc. *	4,338	126,323
Gentex Corp.	39,040	1,182,131
Modine Manufacturing Co. *	13,460	199,208
Superior Industries International, Inc.	7,074	140,631
Tenneco, Inc. *	16,558	660,333
Tesla Motors, Inc. *(a)	11,298	269,909
Thor Industries, Inc.	10,250	340,710
Tower International, Inc. *	1,345	23,269
WABCO Holdings, Inc. *	18,074	1,056,064
Winnebago Industries, Inc. *	8,442	122,071

		6,611,875

Banks 6.2%
1st Source Corp.	4,110	80,433
Arrow Financial Corp.	3,242	81,180
Associated Banc-Corp	49,019	709,305
Astoria Financial Corp.	25,029	350,907
BancFirst Corp.	1,982	83,323
BancorpSouth, Inc. (a)	22,094	352,178
Bank Mutual Corp.	11,661	53,874
Bank of Hawaii Corp.	13,499	636,613
Bank of the Ozarks, Inc.	3,891	167,508
BankFinancial Corp.	5,755	50,356
BankUnited, Inc. *	7,398	209,733
Beneficial Mutual Bancorp, Inc. *	11,667	105,003
Berkshire Hills Bancorp, Inc.	4,110	92,722
Boston Private Financial Holdings, Inc.	21,550	152,790
Brookline Bancorp, Inc.	16,194	168,256
Camden National Corp.	1,954	65,733
Capital City Bank Group, Inc.	3,627	45,591
CapitalSource, Inc.	84,215	638,350
Cardinal Financial Corp.	8,359	93,036
Cathay General Bancorp	22,632	401,039
Centerstate Banks, Inc.	7,846	56,884
Chemical Financial Corp.	7,364	148,164
Citizens Republic Bancorp, Inc. *	111,754	93,974
City Holding Co.	4,668	159,879
Clifton Savings Bancorp, Inc.	3,069	34,987
CoBiz Financial, Inc.	12,391	80,789
Columbia Banking System, Inc.	11,099	220,204
Community Bank System, Inc.	9,558	240,479
Community Trust Bancorp, Inc.	4,082	116,786
CVB Financial Corp.	26,197	219,007
Danvers Bancorp, Inc.	5,505	120,229
Dime Community Bancshares	9,150	142,008
Doral Financial Corp. *	48,239	63,675
East West Bancorp, Inc.	41,974	974,636
ESSA Bancorp, Inc.	3,627	47,151
F.N.B. Corp.	32,312	324,089
First Bancorp	4,918	72,491
First Bancorp Puerto Rico *(a)	2,227	10,333
First Busey Corp.	18,699	94,804
First Citizens BancShares, Inc., Class A	1,649	333,098
First Commonwealth Financial Corp.	27,073	177,328
First Community Bancshares, Inc.	4,668	57,463
First Financial Bancorp	16,776	284,018
First Financial Bankshares, Inc. (a)	5,735	287,897
First Financial Corp.	3,273	106,078
First Financial Holdings, Inc.	4,918	52,426
First Interstate BancSystem, Inc.	4,152	59,311
First Merchants Corp.	7,371	65,528
First Midwest Bancorp, Inc.	21,105	254,737
First Niagara Financial Group, Inc.	59,043	854,943
FirstMerit Corp.	30,497	519,974
Flagstar Bancorp, Inc. *	103,930	181,877
Flushing Financial Corp.	8,471	121,305
Fulton Financial Corp.	55,962	609,426
Glacier Bancorp, Inc.	19,926	311,443
Great Southern Bancorp, Inc.	2,538	54,389
Hancock Holding Co.	9,014	312,515
Heartland Financial USA, Inc.	4,110	69,747
Home Bancshares, Inc.	7,355	165,708
Hudson Valley Holding Corp.	3,861	82,317
IBERIABANK Corp.	7,562	433,227
Independent Bank Corp.	6,063	164,853
International Bancshares Corp.	16,479	314,584
Investors Bancorp, Inc. *	13,790	186,717
Kearny Financial Corp.	6,063	59,539
Lakeland Financial Corp.	4,111	92,169
MB Financial, Inc.	14,816	304,765
Meridian Interstate Bancorp, Inc. *	3,069	39,897

See financial notes 77

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MGIC Investment Corp. *	56,827	488,144
Nara Bancorp, Inc. *	8,420	88,242
National Penn Bancshares, Inc.	35,581	282,513
NBT Bancorp, Inc.	9,988	222,233
NewAlliance Bancshares, Inc.	27,758	434,135
Northfield Bancorp, Inc.	6,034	80,795
Northwest Bancshares, Inc.	13,209	160,357
Ocwen Financial Corp. *	20,778	219,831
Old National Bancorp	24,621	275,755
Oriental Financial Group, Inc.	13,865	165,964
Oritani Financial Corp.	4,909	63,179
Orrstown Financial Services, Inc.	1,970	54,175
PacWest Bancorp	8,694	180,053
Park National Corp. (a)	3,367	221,650
Pinnacle Financial Partners, Inc. *	9,558	152,450
Popular, Inc. *	293,748	954,681
PrivateBancorp, Inc.	17,330	248,166
Prosperity Bancshares, Inc.	12,998	530,578
Provident Financial Services, Inc.	16,727	247,727
Provident New York Bancorp	10,897	103,304
Radian Group, Inc.	38,477	271,648
Renasant Corp.	7,054	113,358
Republic Bancorp, Inc., Class A	2,994	51,317
Rockville Financial, Inc.	4,110	66,541
Roma Financial Corp.	5,480	57,540
S&T Bancorp, Inc.	7,913	176,460
S.Y. Bancorp, Inc.	3,349	83,055
Sandy Spring Bancorp, Inc.	6,862	130,996
SCBT Financial Corp.	3,550	114,985
Signature Bank *	11,417	592,428
Simmons First National Corp., Class A	4,389	126,315
Southside Bancshares, Inc.	4,642	105,884
StellarOne Corp.	6,593	97,115
Sterling Bancorp	7,574	76,043
Sterling Bancshares, Inc.	28,570	258,558
Suffolk Bancorp	2,790	57,446
Susquehanna Bancshares, Inc.	36,633	350,211
SVB Financial Group *	11,660	631,739
Synovus Financial Corp.	187,244	477,472
TCF Financial Corp.	37,987	616,529
Territorial Bancorp, Inc.	3,836	75,914
Texas Capital Bancshares, Inc. *	10,546	266,181
The PMI Group, Inc. *	40,980	121,301
Tompkins Financial Corp.	2,422	99,302
TowneBank (a)	8,115	120,832
TriCo Bancshares	4,360	70,763
TrustCo Bank Corp.	23,799	143,508
Trustmark Corp.	15,928	373,512
UMB Financial Corp.	9,177	365,979
Umpqua Holdings Corp.	32,086	367,064
Union First Market Bankshares Corp.	5,416	62,338
United Bankshares, Inc.	12,173	348,635
United Community Banks, Inc. *	23,463	32,144
United Financial Bancorp, Inc.	4,389	68,512
Univest Corp. of Pennsylvania	4,921	88,775
Valley National Bancorp	46,002	627,007
ViewPoint Financial Group	4,382	58,193
Washington Federal, Inc.	31,807	565,210
Washington Trust Bancorp, Inc.	4,082	93,804
Webster Financial Corp.	20,713	480,127
WesBanco, Inc.	7,354	153,257
Westamerica Bancorp	8,160	420,893
Western Alliance Bancorp *	20,999	170,302
Westfield Financial, Inc.	8,171	74,193
Whitney Holding Corp.	26,998	382,832
Wilmington Trust Corp.	18,023	80,923
Wilshire Bancorp, Inc.	6,569	43,421
Wintrust Financial Corp.	9,761	327,774
WSFS Financial Corp.	2,265	106,047

		30,134,093

Capital Goods 10.2%
3D Systems Corp. *	5,457	267,120
A.O. Smith Corp.	9,754	394,062
A123 Systems, Inc. *(a)	21,530	204,104
AAON, Inc.	4,110	126,177
AAR CORP. *	11,354	309,851
Accuride Corp. *	12,330	172,497
Aceto Corp.	8,667	68,729
Actuant Corp., Class A	19,181	542,822
Acuity Brands, Inc.	12,171	687,905
Advanced Battery Technologies, Inc. *(a)	17,503	67,912
Aerovironment, Inc. *	4,934	143,135
Aircastle Ltd.	14,851	179,400
Albany International Corp., Class A	7,552	183,967
Altra Holdings, Inc. *	7,912	171,137
Ameresco, Inc., Class A *	2,445	35,257
American Railcar Industries, Inc. *	2,500	50,525
American Science & Engineering, Inc.	2,690	252,860
American Superconductor Corp. *(a)	12,569	333,330
American Woodmark Corp.	2,790	55,661
Ameron International Corp.	2,421	171,068
Ampco-Pittsburgh Corp.	2,261	59,962
Apogee Enterprises, Inc.	8,163	111,588
Applied Industrial Technologies, Inc.	10,893	349,012
Armstrong World Industries, Inc.	5,015	208,825
Astec Industries, Inc. *	5,255	180,404
AZZ, Inc.	3,337	142,356
Badger Meter, Inc.	4,364	171,549
Barnes Group, Inc.	12,953	275,640
BE Aerospace, Inc. *	27,000	910,440
Beacon Roofing Supply, Inc. *	12,796	271,403
Belden, Inc.	13,188	483,076
Blount International, Inc. *	13,496	205,139
Brady Corp., Class A	13,286	474,842
Briggs & Stratton Corp.	14,056	282,947
Broadwind Energy, Inc. *	15,343	24,549
Builders FirstSource, Inc. *	27,131	64,843
Capstone Turbine Corp. *(a)	72,172	109,701
Carlisle Cos., Inc.	17,083	734,740
Cascade Corp.	2,494	121,857
Ceradyne, Inc. *	7,106	271,662
Chart Industries, Inc. *	8,442	383,182
CIRCOR International, Inc.	4,947	196,149
CLARCOR, Inc.	14,370	591,182
Colfax Corp. *	7,042	156,192
Columbus McKinnon Corp. *	5,505	95,071
Comfort Systems USA, Inc.	10,492	139,229
Crane Co.	14,334	677,138
Cubic Corp.	4,640	233,438
Curtiss-Wright Corp.	13,181	486,379
DigitalGlobe, Inc. *	7,915	255,496

78 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Douglas Dynamics, Inc.	5,390	86,240
Ducommun, Inc.	2,994	66,976
Dycom Industries, Inc. *	10,584	182,680
Dynamic Materials Corp.	3,627	95,862
EMCOR Group, Inc. *	18,895	601,995
Encore Wire Corp.	5,503	129,100
Ener1, Inc. *(a)	21,256	78,435
Energy Conversion Devices, Inc. *(a)	11,389	44,645
Energy Recovery, Inc. *	12,643	42,860
EnerSys *	13,012	461,926
EnPro Industries, Inc. *	5,756	228,398
ESCO Technologies, Inc.	7,391	283,001
Esterline Technologies Corp. *	8,608	616,075
Federal Signal Corp.	17,581	113,749
Force Protection, Inc. *	21,656	109,146
Franklin Electric Co., Inc.	5,505	233,962
FreightCar America, Inc. *	3,349	94,174
FuelCell Energy, Inc. *	27,568	48,244
Furmanite Corp. *	10,824	78,690
Gardner Denver, Inc.	14,795	1,082,106
GATX Corp.	11,403	395,570
GenCorp, Inc. *	14,272	74,072
Generac Holdings, Inc. *	7,831	143,542
General Cable Corp. *	14,641	635,712
GeoEye, Inc. *	6,321	281,601
Gibraltar Industries, Inc. *	8,445	91,459
Global Power Equipment Group, Inc. *	4,349	97,722
Graco, Inc.	16,999	692,029
GrafTech International Ltd. *	34,253	685,403
Graham Corp.	2,994	63,563
Granite Construction, Inc.	9,481	270,208
Great Lakes Dredge & Dock Co.	16,455	129,501
Griffon Corp. *	14,116	170,239
GT Solar International, Inc. *	18,367	196,343
H&E Equipment Services, Inc. *	7,296	114,401
Harsco Corp.	23,134	790,489
HEICO Corp., Class A	7,842	306,779
Hexcel Corp. *	27,232	505,154
Houston Wire & Cable Co.	4,901	65,673
IDEX Corp.	22,727	937,261
II-VI, Inc. *	7,542	386,075
InsituForm Technologies, Inc., Class A *	10,826	279,744
Interline Brands, Inc. *	9,430	206,611
John Bean Technologies Corp.	8,163	154,852
Kaman Corp.	7,355	234,404
Kaydon Corp.	9,259	363,323
Kennametal, Inc.	23,144	890,118
L.B. Foster Co. *	2,791	117,222
Ladish Co., Inc. *	4,361	236,541
Lawson Products, Inc.	807	19,424
Layne Christensen Co. *	5,755	192,044
Lennox International, Inc.	14,556	705,966
Lindsay Corp.	3,356	236,967
MasTec, Inc. *	15,989	297,715
Michael Baker Corp. *	2,259	71,091
Moog, Inc., Class A *	11,677	530,253
Mueller Industries, Inc.	10,825	367,833
Mueller Water Products, Inc., Class A	41,444	168,263
MYR Group, Inc. *	4,873	109,935
NACCO Industries, Inc., Class A	1,614	201,024
Nordson Corp.	8,887	967,883
Northwest Pipe Co. *	2,540	60,300
Orbital Sciences Corp. *	16,756	298,089
Orion Marine Group, Inc. *	7,831	96,713
Otter Tail Corp.	8,541	192,343
Pike Electric Corp. *	5,197	50,515
Polypore International, Inc. *	6,741	393,944
Powell Industries, Inc. *	2,232	83,454
Primoris Services Corp.	5,785	49,462
Quanex Building Products Corp.	10,770	203,445
Raven Industries, Inc.	5,148	279,330
RBC Bearings, Inc. *	6,027	218,117
Regal-Beloit Corp.	10,760	784,942
Robbins & Myers, Inc.	10,807	460,702
RSC Holdings, Inc. *	12,488	170,211
Rush Enterprises, Inc., Class A *	9,558	179,404
Sauer-Danfoss, Inc. *	3,070	93,727
Seaboard Corp.	111	257,542
Simpson Manufacturing Co., Inc.	10,774	311,692
Snap-On, Inc.	16,678	957,818
Standex International Corp.	3,766	129,061
Sterling Construction Co., Inc. *	4,639	60,771
Sun Hydraulics Corp.	3,552	128,227
SunPower Corp., Class A *(a)	27,446	468,503
TAL International Group, Inc.	3,552	123,894
Taser International, Inc. *	20,471	77,380
Tecumseh Products Co., Class A *	4,947	59,512
Teledyne Technologies, Inc. *	10,077	527,732
Tennant Co.	4,918	199,917
Terex Corp. *	30,249	1,020,904
Textainer Group Holdings Ltd.	5,198	183,749
The Gorman-Rupp Co.	4,130	154,173
The Greenbrier Cos., Inc. *	6,566	164,019
The Keyw Holding Corp. *	2,537	36,152
The Manitowoc Co., Inc.	37,939	751,572
The Middleby Corp. *	5,380	482,425
The Toro Co.	8,893	554,923
Thomas & Betts Corp. *	14,875	823,926
Titan International, Inc.	9,440	226,749
Titan Machinery, Inc. *	4,360	112,183
TransDigm Group, Inc. *	10,760	864,889
Tredegar Corp.	6,462	126,138
Trex Co., Inc. *	4,082	122,256
TriMas Corp. *	4,604	94,704
Trinity Industries, Inc.	22,435	698,850
Triumph Group, Inc.	5,480	474,513
Tutor Perini Corp.	9,151	217,977
United Rentals, Inc. *	17,011	527,001
Universal Forest Products, Inc.	5,440	185,504
USG Corp. *	18,968	325,112
Valmont Industries, Inc.	6,197	632,590
Vicor Corp.	6,035	91,913
Wabash National Corp. *	19,424	202,398
Wabtec Corp.	13,539	768,474
Watsco, Inc.	7,263	469,045
Watts Water Technologies, Inc., Class A	8,156	318,981
WESCO International, Inc. *	11,900	692,818
Woodward, Inc.	16,459	541,337

		49,929,805

See financial notes 79

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 2.8%
ABM Industries, Inc.	12,114	322,596
Acacia Research - Acacia Technologies *	9,825	288,069
Acco Brands Corp. *	16,247	138,912
Administaff, Inc.	6,743	201,818
American Reprographics Co. *	10,102	89,908
APAC Customer Services, Inc. *	9,444	55,342
CBIZ, Inc. *	11,319	80,139
CDI Corp.	3,628	53,985
Cenveo, Inc. *	15,083	84,314
Clean Harbors, Inc. *	6,576	604,203
Consolidated Graphics, Inc. *	2,791	152,221
CoStar Group, Inc. *	6,079	344,497
Courier Corp.	3,270	46,663
CRA International, Inc. *	3,069	79,610
Deluxe Corp.	14,906	380,848
EnergySolutions, Inc.	25,040	165,765
EnerNOC, Inc. *	5,230	100,834
Ennis, Inc.	7,552	122,720
Exponent, Inc. *	3,828	150,632
FTI Consulting, Inc. *	13,261	437,480
Fuel Tech, Inc. *	5,474	40,946
G&K Services, Inc., Class A	5,227	169,459
Healthcare Services Group, Inc.	17,032	302,659
Heidrick & Struggles International, Inc.	4,947	134,707
Herman Miller, Inc.	15,741	424,063
Higher One Holdings, Inc. *	8,075	151,729
Hill International, Inc. *	5,474	29,012
HNI Corp.	10,344	328,215
Huron Consulting Group, Inc. *	6,064	168,700
ICF International, Inc. *	4,922	111,582
Innerworkings, Inc. *	7,813	63,832
Interface, Inc., Class A	15,166	252,817
KAR Auction Services, Inc. *	6,740	94,630
Kelly Services, Inc., Class A *	8,163	171,586
Kforce, Inc. *	10,517	187,834
Kimball International, Inc., Class B	8,070	57,781
Knoll, Inc.	14,041	290,227
Korn/Ferry International *	13,483	308,221
M&F Worldwide Corp. *	3,050	75,670
McGrath Rentcorp	7,077	194,688
Metalico, Inc. *	10,519	66,901
Mine Safety Appliances Co.	8,927	322,532
Mistras Group, Inc. *	4,407	66,502
Mobile Mini, Inc. *	10,340	235,132
Monster Worldwide, Inc. *	36,334	623,128
Navigant Consulting, Inc. *	13,548	127,216
On Assignment, Inc. *	9,339	98,059
Quad Graphics, Inc. *	7,532	327,039
Resources Connection, Inc.	13,019	251,136
Rollins, Inc.	21,889	429,462
Schawk, Inc.	3,552	64,185
School Specialty, Inc. *	4,640	71,224
SFN Group, Inc. *	13,587	187,908
Standard Parking Corp. *	4,405	79,995
Steelcase, Inc., Class A	24,252	235,487
Swisher Hygiene, Inc. *	16,445	99,328
Sykes Enterprises, Inc. *	11,908	221,489
Team, Inc. *	5,505	142,745
Tetra Tech, Inc. *	17,354	407,819
The Advisory Board Co. *	4,390	224,592
The Brink’s Co.	13,253	409,120
The Corporate Executive Board Co.	9,537	382,148
The Geo Group, Inc. *	19,419	493,825
TrueBlue, Inc. *	12,924	208,723
United Stationers, Inc. *	6,456	435,263
US Ecology, Inc.	4,947	83,159
Viad Corp.	5,756	131,928
VSE Corp.	1,112	30,146

		13,915,105

Consumer Durables & Apparel 3.5%
American Greetings Corp., Class A	10,825	234,361
Beazer Homes USA, Inc. *	21,374	99,389
Blyth, Inc.	1,177	40,453
Brookfield Homes Corp. *(a)	2,790	40,650
Brunswick Corp.	25,055	577,017
Callaway Golf Co.	17,342	134,227
Carter’s, Inc. *	16,776	480,800
Cavco Industries, Inc. *	1,639	66,904
Columbia Sportswear Co.	4,150	260,579
Crocs, Inc. *	24,285	428,630
CSS Industries, Inc.	2,176	38,080
Deckers Outdoor Corp. *	11,029	972,978
Eastman Kodak Co. *	76,934	261,576
Ethan Allen Interiors, Inc.	7,832	172,696
Fossil, Inc. *	13,325	1,022,561
Furniture Brands International, Inc. *	10,590	46,384
G-III Apparel Group Ltd. *	4,573	179,810
Hanesbrands, Inc. *	26,496	686,511
Helen of Troy Ltd. *	8,192	228,803
Hovnanian Enterprises, Inc., Class A *(a)	17,267	70,449
Iconix Brand Group, Inc. *	20,206	446,553
iRobot Corp. *	6,726	193,171
JAKKS Pacific, Inc. *	8,191	152,680
Jarden Corp.	26,132	858,959
K-Swiss, Inc., Class A *	7,634	76,416
KB HOME	21,890	290,043
Kenneth Cole Productions, Inc., Class A *	2,232	29,016
La-Z-Boy, Inc. *	15,074	151,343
Leapfrog Enterprises, Inc. *	12,789	55,504
Liz Claiborne, Inc. *	25,935	133,306
M.D.C Holdings, Inc.	10,518	276,098
M/I Homes, Inc. *	5,198	69,393
MaidenForm Brands, Inc. *	6,303	171,063
Marine Products Corp. *	3,090	22,557
Meritage Homes Corp. *	8,749	225,812
Movado Group, Inc. *	5,197	73,122
National Presto Industries, Inc.	1,345	170,196
Oxford Industries, Inc.	4,110	99,133
Perry Ellis International, Inc. *	3,090	89,734
Polaris Industries, Inc.	9,316	702,892
Pool Corp.	14,319	357,402
Quiksilver, Inc. *	38,537	166,094
RC2 Corp. *	6,035	131,020
Sealy Corp. *	14,938	43,021
Skechers U.S.A., Inc., Class A *	9,425	195,852
Skyline Corp.	1,953	39,236

80 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Smith & Wesson Holding Corp. *	18,023	71,912
Standard Pacific Corp. *	31,496	125,984
Steven Madden Ltd. *	7,091	305,906
Tempur-Pedic International, Inc. *	18,373	862,429
The Jones Group, Inc.	24,586	326,994
The Ryland Group, Inc.	12,144	210,820
The Timberland Co., Class A *	12,211	451,074
The Warnaco Group, Inc. *	12,434	730,000
True Religion Apparel, Inc. *	7,117	169,171
Tupperware Brands Corp.	17,515	939,680
Under Armour, Inc., Class A *	10,793	714,820
UniFirst Corp.	4,135	233,214
Universal Electronics, Inc. *	3,892	106,057
Vera Bradley, Inc. *	3,060	105,111
Volcom, Inc. (a)	4,947	88,551
Weyco Group, Inc.	2,477	63,114
Wolverine World Wide, Inc.	13,787	506,810

		17,274,121

Consumer Services 3.8%
AFC Enterprises, Inc. *	7,551	111,679
Ambassadors Group, Inc.	5,755	61,291
American Public Education, Inc. *	5,198	220,499
Ameristar Casinos, Inc.	6,994	117,150
Bally Technologies, Inc. *	15,389	594,477
Biglari Holdings, Inc. *	340	145,438
BJ’s Restaurants, Inc. *	6,488	233,244
Bob Evans Farms, Inc.	8,223	257,709
Boyd Gaming Corp. *	16,419	175,519
Bravo Brio Restaurant Group, Inc. *	2,690	46,349
Bridgepoint Education, Inc. *(a)	5,477	102,529
Brinker International, Inc.	28,615	676,459
Buffalo Wild Wings, Inc. *	5,198	275,442
California Pizza Kitchen, Inc. *	7,076	119,160
Cambium Learning Group, Inc. *	1,420	5,084
Capella Education Co. *	4,035	232,698
Career Education Corp. *	18,613	448,759
CEC Entertainment, Inc. *	6,015	232,720
Choice Hotels International, Inc.	9,156	353,605
Churchill Downs, Inc.	3,511	146,619
Coinstar, Inc. *	8,608	367,389
Corinthian Colleges, Inc. *(a)	23,747	124,434
Cracker Barrel Old Country Store, Inc.	6,592	328,545
Denny’s Corp. *	29,092	113,168
DineEquity, Inc. *	4,573	261,621
Domino’s Pizza, Inc. *	12,674	213,810
Education Management Corp. *(a)	12,217	236,643
Gaylord Entertainment Co. *	10,232	368,659
Grand Canyon Education, Inc. *	8,892	142,983
Hillenbrand, Inc.	17,525	381,169
International Speedway Corp., Class A	8,192	227,082
Interval Leisure Group, Inc. *	11,634	196,731
Isle of Capri Casinos, Inc. *	5,197	48,072
ITT Educational Services, Inc. *	9,041	685,760
Jack in the Box, Inc. *	15,647	344,234
K12, Inc. *	8,741	294,047
Krispy Kreme Doughnuts, Inc. *	14,941	93,680
Life Time Fitness, Inc. *	11,968	458,973
Lincoln Educational Services Corp.	3,666	56,860
Matthews International Corp., Class A	8,399	312,023
Morgans Hotel Group Co. *	6,804	60,488
National American University Holdings, Inc.	2,690	20,148
Orient-Express Hotels Ltd., Class A *	25,853	326,265
P.F. Chang’s China Bistro, Inc.	6,456	299,817
Panera Bread Co., Class A *	9,156	1,068,963
Papa John’s International, Inc. *	5,947	173,534
Peet’s Coffee & Tea, Inc. *	3,831	163,814
Pinnacle Entertainment, Inc. *	17,564	230,615
Pre-Paid Legal Services, Inc. *	2,152	141,903
Red Robin Gourmet Burgers, Inc. *	4,108	98,017
Regis Corp.	16,173	283,513
Ruby Tuesday, Inc. *	18,304	244,541
Scientific Games Corp., Class A *	19,394	173,770
Service Corp. International	69,996	762,956
Shuffle Master, Inc. *	15,612	146,909
Six Flags Entertainment Corp.	7,590	473,312
Sonic Corp. *	16,445	146,032
Sotheby’s	19,019	936,115
Speedway Motorsports, Inc.	4,081	59,664
Steiner Leisure Ltd. *	3,872	182,604
Stewart Enterprises, Inc., Class A	22,398	170,673
Texas Roadhouse, Inc. *	16,523	280,561
The Cheesecake Factory, Inc. *	16,271	472,510
The Marcus Corp.	6,063	78,940
Universal Technical Institute, Inc.	6,869	126,390
Vail Resorts, Inc. *	10,225	498,980
Wendy’s/Arby’s Group, Inc., Class A	93,158	443,432
WMS Industries, Inc. *	16,321	649,413

		18,526,192

Diversified Financials 2.2%
Advance America Cash Advance Centers, Inc.	14,805	79,651
Artio Global Investors, Inc.	11,943	189,297
Asset Acceptance Capital Corp. *	11,234	66,056
BGC Partners, Inc., Class A	14,354	137,224
Calamos Asset Management, Inc., Class A	5,755	95,418
Cardtronics, Inc. *	9,483	179,703
Cash America International, Inc.	8,443	360,601
Cohen & Steers, Inc.	5,756	168,075
Compass Diversified Holdings	11,065	179,364
CompuCredit Holdings Corp. *(a)	5,204	34,659
Cowen Group, Inc., Class A *	10,638	45,531
Credit Acceptance Corp. *	1,404	99,122
Dollar Financial Corp. *	10,642	227,632
Duff & Phelps Corp., Class A	6,741	106,171
Encore Capital Group, Inc. *	4,081	111,126
Epoch Holding Corp.	4,170	65,594
Evercore Partners, Inc., Class A	5,529	190,640
EZCORP, Inc., Class A *	12,503	358,586
FBR Capital Markets Corp. *	15,443	57,448
Financial Engines, Inc. *	8,090	197,477
First Cash Financial Services, Inc. *	7,820	256,027
Gain Capital Holdings, Inc. *	7,672	59,381
GAMCO Investors, Inc., Class A	1,345	62,462
GFI Group, Inc.	19,511	97,555
Gleacher & Co., Inc. *	21,261	40,821
Green Dot Corp., Class A *(a)	2,352	122,798
Greenhill & Co., Inc.	8,494	610,124

See financial notes 81

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Interactive Brokers Group, Inc., Class A	10,519	162,519
International Assets Holding Corp. *	3,892	94,225
Investment Technology Group, Inc. *	12,210	233,822
Janus Capital Group, Inc.	52,029	698,749
KBW, Inc.	10,238	261,990
Knight Capital Group, Inc., Class A *	26,733	374,529
LaBranche & Co., Inc. *	9,557	40,139
Life Partners Holdings, Inc. (a)	2,486	20,534
MarketAxess Holdings, Inc.	8,162	174,585
MF Global Holdings Ltd. *	41,829	362,657
Nelnet, Inc., Class A	8,080	180,426
Netspend Holdings, Inc. *	5,111	67,005
NewStar Financial, Inc. *	9,172	97,131
Oppenheimer Holdings, Inc., Class A	3,228	105,943
optionsXpress Holdings, Inc.	12,643	204,943
Penson Worldwide, Inc. *	6,197	40,776
PHH Corp. *	15,939	393,375
PICO Holdings, Inc. *	5,667	168,367
Piper Jaffray Cos., Inc. *	5,512	226,819
Portfolio Recovery Associates, Inc. *	4,932	411,082
Pzena Investment Management, Inc., Class A	4,458	33,658
Stifel Financial Corp. *	10,064	721,991
SWS Group, Inc.	6,725	36,248
The First Marblehead Corp. *	19,378	45,151
TradeStation Group, Inc. *	11,581	77,940
Waddell & Reed Financial, Inc., Class A	24,324	982,203
Westwood Holdings Group, Inc.	2,152	80,765
World Acceptance Corp. *	4,380	261,968

		10,758,083

Energy 6.9%
Alon USA Energy, Inc. (a)	5,480	60,718
Amyris, Inc. *	1,477	47,988
Apco Oil & Gas International, Inc.	2,512	203,321
ATP Oil & Gas Corp. *(a)	12,645	256,820
Atwood Oceanics, Inc. *	15,706	714,937
Basic Energy Services, Inc. *	6,994	134,145
Berry Petroleum Co., Class A	13,527	703,269
Bill Barrett Corp. *	11,633	452,291
BPZ Resources, Inc. *(a)	28,079	182,514
Brigham Exploration Co. *	32,973	1,206,152
Bristow Group, Inc. *	9,534	456,869
Cal Dive International, Inc. *	25,650	176,472
CARBO Ceramics, Inc.	5,662	701,918
Carrizo Oil & Gas, Inc. *	8,953	333,231
Cheniere Energy, Inc. *(a)	16,243	168,602
Clayton Williams Energy, Inc. *	2,511	266,367
Clean Energy Fuels Corp. *	14,795	207,722
Cloud Peak Energy, Inc. *	16,822	344,851
Complete Production Services, Inc. *	20,726	597,116
Comstock Resources, Inc. *	13,450	357,098
Contango Oil & Gas Co. *	3,852	236,051
Crosstex Energy, Inc.	13,483	138,605
CVR Energy, Inc. *	20,175	381,308
Dawson Geophysical Co. *	2,232	111,421
Delek US Holdings, Inc.	4,084	45,945
Delta Petroleum Corp. *	53,810	62,958
DHT Holding, Inc.	16,947	78,804
Dresser-Rand Group, Inc. *	23,014	1,134,130
Dril-Quip, Inc. *	8,877	680,866
Energy Partners Ltd. *	8,125	133,006
Exterran Holdings, Inc. *	17,630	400,201
Frontier Oil Corp.	29,365	819,284
Gastar Exploration Ltd. *	13,197	65,325
General Maritime Corp. (a)	21,550	60,340
Gevo, Inc. *	1,096	21,602
Global Geophysical Services, Inc. *	5,832	82,056
Global Industries Ltd. *	30,488	273,782
GMX Resources, Inc. *(a)	13,181	68,409
Goodrich Petroleum Corp. *	7,831	159,283
Green Plains Renewable Energy, Inc. *(a)	4,901	59,939
Gulf Island Fabrication, Inc.	3,349	103,719
Gulfmark Offshore, Inc., Class A *	7,552	335,158
Gulfport Energy Corp. *	7,831	231,719
Hallador Energy Co. (a)	3,562	35,905
Harvest Natural Resources, Inc. *	9,959	148,389
Helix Energy Solutions Group, Inc. *	29,635	456,379
Hercules Offshore, Inc. *	29,366	145,068
Holly Corp.	12,498	714,136
Hornbeck Offshore Services, Inc. *	6,994	198,700
Houston American Energy Corp. (a)	5,179	82,916
International Coal Group, Inc. *	50,034	493,836
ION Geophysical Corp. *	31,939	409,458
Isramco, Inc. *	538	35,142
James River Coal Co. *	7,576	159,096
Key Energy Services, Inc. *	39,912	618,636
Kodiak Oil & Gas Corp. *	51,455	389,514
Lufkin Industries, Inc.	8,449	660,289
Matrix Service Co. *	8,161	113,928
McMoRan Exploration Co. *	24,754	433,195
Newpark Resources, Inc. *	24,831	173,320
Northern Oil and Gas, Inc. *	15,602	495,676
Oasis Petroleum, Inc. *	12,247	422,766
Oil States International, Inc. *	14,317	1,042,134
Overseas Shipholding Group, Inc. (a)	7,823	264,104
OYO Geospace Corp. *	1,285	130,659
Parker Drilling Co. *	31,479	165,580
Patriot Coal Corp. *	22,170	523,212
Penn Virginia Corp.	12,997	211,461
Petroleum Development Corp. *	6,456	302,980
PetroQuest Energy, Inc. *	14,529	125,240
PHI, Inc. *	4,081	87,742
Pioneer Drilling Co. *	14,279	161,638
Rentech, Inc. *	64,335	82,349
Resolute Energy Corp. *(a)	13,203	239,370
Rex Energy Corp. *	9,802	123,505
Rosetta Resources, Inc. *	14,829	672,643
RPC, Inc.	14,375	281,463
SandRidge Energy, Inc. *	107,879	1,166,172
SEACOR Holdings, Inc.	5,933	562,270
SemGroup Corp., Class A *	10,222	328,228
Ship Finance International Ltd.	12,244	254,553
SM Energy Co.	17,808	1,290,546
Stone Energy Corp. *	11,866	359,302
Superior Energy Services, Inc. *	22,189	850,061
Swift Energy Co. *	11,734	503,975
Targa Resources Corp.	4,304	141,042
Teekay Corp.	11,893	409,238
Tesco Corp. *	9,279	170,641

82 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tesoro Corp. *	39,675	943,471
TETRA Technologies, Inc. *	21,261	293,614
Unit Corp. *	13,290	790,755
USEC, Inc. *	30,937	164,585
VAALCO Energy, Inc. *	16,451	131,937
Venoco, Inc. *	5,755	106,180
W&T Offshore, Inc.	10,562	269,648
Warren Resources, Inc. *	18,035	88,732
Western Refining, Inc. *	15,612	254,007
Willbros Group, Inc. *	11,592	131,685
World Fuel Services Corp.	19,368	802,610

		33,869,993

Food & Staples Retailing 0.8%
Arden Group, Inc., Class A	538	41,856
BJ’s Wholesale Club, Inc. *	15,155	733,805
Casey’s General Stores, Inc.	10,564	433,863
Fresh Market, Inc. *	3,625	147,900
Ingles Markets, Inc., Class A	3,552	68,305
Nash Finch Co.	3,372	136,128
PriceSmart, Inc.	4,657	165,743
Rite Aid Corp. *	168,484	220,714
Ruddick Corp.	11,903	436,840
Spartan Stores, Inc.	6,739	101,557
Susser Holdings Corp. *	2,160	29,916
The Andersons, Inc.	5,217	250,625
The Pantry, Inc. *	6,592	103,890
United Natural Foods, Inc. *	12,291	521,753
Village Super Market, Inc., Class A	1,395	41,906
Weis Markets, Inc.	3,497	138,726
Winn-Dixie Stores, Inc. *	14,795	103,269

		3,676,796

Food, Beverage & Tobacco 1.7%
Alico, Inc.	636	16,860
Alliance One International, Inc. *	28,246	102,533
B&G Foods, Inc.	13,027	195,405
Cal-Maine Foods, Inc.	3,829	110,543
Calavo Growers, Inc.	3,835	89,049
Central European Distribution Corp. *	17,891	408,809
Chiquita Brands International, Inc. *	12,954	222,679
Coca-Cola Bottling Co. Consolidated	1,345	77,606
Corn Products International, Inc.	21,193	1,034,642
Darling International, Inc. *	30,128	418,478
Dean Foods Co. *	51,155	540,197
Del Monte Foods Co.	54,991	1,040,980
Diamond Foods, Inc.	6,456	328,933
Dole Food Co., Inc. *(a)	9,259	136,570
Farmer Brothers Co.	1,675	21,993
Fresh Del Monte Produce, Inc.	11,601	331,557
J&J Snack Foods Corp.	3,874	170,340
Lancaster Colony Corp.	5,739	331,255
Limoneira Co.	2,486	57,203
National Beverage Corp.	2,791	35,418
Pilgrim’s Pride Corp. *	12,967	99,976
Primo Water Corp. *	2,152	27,502
Sanderson Farms, Inc. (a)	5,918	244,709
Seneca Foods Corp., Class A *	2,784	78,314
Smart Balance, Inc. *	20,468	88,831
Snyders-Lance, Inc.	11,746	214,012
The Boston Beer Co., Inc., Class A *	2,690	249,686
The Hain Celestial Group, Inc. *	12,124	361,538
Tootsie Roll Industries, Inc.	6,823	195,138
TreeHouse Foods, Inc. *	9,786	510,536
Universal Corp.	6,794	284,125
Vector Group Ltd. (a)	12,382	209,132

		8,234,549

Health Care Equipment & Services 6.6%
Abaxis, Inc. *	6,314	167,447
ABIOMED, Inc. *	9,559	119,201
Accretive Health, Inc. *(a)	9,060	184,190
Accuray, Inc. *	13,306	131,729
Air Methods Corp. *	3,273	189,965
Align Technology, Inc. *	16,718	348,570
Alimera Sciences, Inc. *(a)	3,831	30,571
Alliance HealthCare Services, Inc. *	8,945	37,032
Allscripts Healthcare Solutions, Inc. *	52,455	1,119,914
Almost Family, Inc. *	2,690	104,910
Alphatec Holdings, Inc. *	18,571	49,399
Amedisys, Inc. *	8,191	294,221
American Medical Systems Holdings, Inc. *	21,796	477,550
AMERIGROUP Corp. *	14,605	837,597
AMN Healthcare Services, Inc. *	12,643	94,443
AmSurg Corp. *	8,484	200,477
Analogic Corp.	3,580	194,036
AngioDynamics, Inc. *	7,273	122,332
ArthroCare Corp. *	7,572	261,158
Assisted Living Concepts, Inc., Class A *	2,994	107,634
athenahealth, Inc. *	9,684	439,073
Atrion Corp.	538	94,871
Bio-Reference Labs, Inc. *	7,037	147,214
BioScrip, Inc. *	15,169	64,013
Brookdale Senior Living, Inc. *	28,041	754,022
Cantel Medical Corp.	3,831	83,707
Catalyst Health Solutions, Inc. *	11,298	510,783
Centene Corp. *	14,403	438,859
Chemed Corp.	6,456	422,481
Computer Programs & Systems, Inc.	3,000	162,030
Conceptus, Inc. *	7,273	102,258
CONMED Corp. *	8,443	223,571
Continucare Corp. *	9,276	52,502
CorVel Corp. *	1,982	98,109
Cross Country Healthcare, Inc. *	8,470	70,470
CryoLife, Inc. *	6,542	35,327
Cyberonics, Inc. *	7,827	258,526
Dexcom, Inc. *	17,369	254,108
Emdeon, Inc., Class A *	12,696	199,327
Emergency Medical Services Corp., Class A *	8,768	553,699
Emeritus Corp. *	8,201	192,970
ePocrates, Inc. *	1,644	35,675
ExamWorks Group, Inc. *	2,690	56,678
Genoptix, Inc. *	4,919	122,926
Gentiva Health Services, Inc. *	8,442	238,318
Greatbatch, Inc. *	6,743	167,766
Haemonetics Corp. *	7,263	447,764
Hanger Orthopedic Group, Inc. *	9,001	242,127

See financial notes 83

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Health Management Associates, Inc., Class A *	71,373	713,730
Health Net, Inc. *	27,551	810,550
HEALTHSOUTH Corp. *	26,425	639,749
Healthspring, Inc. *	14,646	551,275
Healthways, Inc. *	9,985	139,490
Hill-Rom Holdings, Inc.	17,755	675,933
HMS Holdings Corp. *	7,801	589,444
ICU Medical, Inc. *	3,309	138,945
Immucor, Inc. *	17,320	337,220
Insulet Corp. *	9,810	173,637
Integra LifeSciences Holdings Corp. *	5,649	283,297
Invacare Corp.	9,279	274,380
IPC The Hospitalist Co. *	4,842	197,554
IRIS International, Inc. *	5,198	52,760
Kensey Nash Corp. *	2,762	72,530
Kindred Healthcare, Inc. *	11,436	284,985
Landauer, Inc.	2,517	158,319
LHC Group, Inc. *	4,308	128,637
LifePoint Hospitals, Inc. *	15,449	602,202
Magellan Health Services, Inc. *	9,684	464,638
MAKO Surgical Corp. *(a)	10,136	208,802
Masimo Corp.	15,139	456,289
MedAssets, Inc. *	12,721	180,257
MedCath Corp. *	4,917	69,920
Medidata Solutions, Inc. *	6,272	162,508
MEDNAX, Inc. *	13,450	873,309
MedQuist Holdings, Inc. *	1,096	9,952
MedQuist, Inc.	3,345	29,938
MELA Sciences, Inc. *(a)	3,805	10,007
Meridian Bioscience, Inc.	11,713	252,649
Merit Medical Systems, Inc. *	8,189	139,868
Molina Healthcare, Inc. *	4,698	164,571
MWI Veterinary Supply, Inc. *	3,497	242,062
National Healthcare Corp.	3,014	143,466
Natus Medical, Inc. *	8,192	129,925
Neogen Corp. *	6,314	236,080
Neoprobe Corp. *(a)	20,555	87,359
NuVasive, Inc. *	11,049	295,340
NxStage Medical, Inc. *	8,783	181,193
Omnicell, Inc. *	9,429	126,726
OraSure Technologies, Inc. *	13,460	93,278
Orthofix International N.V. *	4,918	155,409
Orthovita, Inc. *	22,337	53,162
Owens & Minor, Inc.	17,618	549,682
Palomar Medical Technologies, Inc. *	5,476	87,506
PharMerica Corp. *	8,750	102,813
PSS World Medical, Inc. *	15,990	416,060
Quality Systems, Inc.	5,198	415,320
Quidel Corp. *	7,831	103,056
RehabCare Group, Inc. *	6,901	256,372
RTI Biologics, Inc. *	11,626	31,274
Select Medical Holdings Corp. *	16,789	130,954
Sirona Dental Systems, Inc. *	11,398	575,143
Skilled Healthcare Group, Inc., Class A *	6,468	88,676
SonoSite, Inc. *	3,845	138,228
Stereotaxis, Inc. *	12,235	48,328
STERIS Corp.	15,203	514,622
Sun Healthcare Group, Inc. *	6,575	96,653
SurModics, Inc. *	4,668	60,871
Symmetry Medical, Inc. *	10,621	96,014
Synovis Life Technologies, Inc. *	3,271	64,570
Team Health Holdings, Inc. *	5,657	104,598
Tenet Healthcare Corp. *	136,161	977,636
The Cooper Cos., Inc.	12,955	800,878
The Ensign Group, Inc.	3,627	110,297
Thoratec Corp. *	16,210	451,935
TomoTherapy, Inc. *	12,731	45,322
Triple-S Management Corp., Class B *	6,034	119,232
Unilife Corp. *	14,825	69,974
Universal American Financial Corp.	11,839	243,647
VCA Antech, Inc. *	24,569	615,208
Volcano Corp. *	14,299	375,206
WellCare Health Plans, Inc. *	11,913	447,333
West Pharmaceutical Services, Inc.	9,694	398,520
Wright Medical Group, Inc. *	11,075	175,317
Zoll Medical Corp. *	6,027	278,930

		32,123,070

Household & Personal Products 0.3%
Central Garden & Pet Co., Class A *	16,733	154,111
Elizabeth Arden, Inc. *	7,324	213,055
Inter Parfums, Inc.	4,110	74,268
Medifast, Inc. *	4,035	93,370
Nu Skin Enterprises, Inc., Class A	16,140	515,189
Prestige Brands Holdings, Inc., Class A *	14,064	154,985
Revlon, Inc., Class A *	3,273	48,899
Spectrum Brands Holdings, Inc. *	5,440	156,128
USANA Health Sciences, Inc. *	2,194	76,395
WD-40 Co.	4,390	178,497

		1,664,897

Insurance 2.9%
American Equity Investment Life Holding Co.	15,811	208,705
AMERISAFE, Inc. *	5,505	109,880
AmTrust Financial Services, Inc.	6,994	134,495
Argo Group International Holdings Ltd.	8,686	330,850
Arthur J. Gallagher & Co.	30,128	946,019
Aspen Insurance Holdings Ltd.	19,906	588,222
Baldwin & Lyons, Inc., Class B	2,735	66,707
Citizens, Inc. *	10,518	78,464
CNA Surety Corp. *	4,640	117,299
CNO Financial Group, Inc. *	64,058	463,780
Crawford & Co., Class B *	7,126	31,354
Delphi Financial Group, Inc., Class A	13,018	403,037
Donegal Group, Inc., Class A	3,831	48,884
eHealth, Inc. *	6,994	87,705
EMC Insurance Group, Inc.	1,444	35,248
Employers Holdings, Inc.	11,394	229,247
Endurance Specialty Holdings Ltd.	13,450	666,985
Enstar Group Ltd. *	2,959	248,142
Erie Indemnity Co., Class A	7,903	551,946
FBL Financial Group, Inc., Class A	3,831	119,680
First American Financial Corp.	28,261	445,393
Flagstone Reinsurance Holdings S.A.	8,477	96,638
FPIC Insurance Group, Inc. *	2,798	105,373
Global Indemnity plc *	4,165	92,879
Greenlight Capital Re Ltd., Class A *	8,339	241,331

84 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Harleysville Group, Inc.	3,627	132,567
Hilltop Holdings, Inc. *	11,096	107,409
Horace Mann Educators Corp.	11,578	196,247
Infinity Property & Casualty Corp.	3,548	215,399
Kansas City Life Insurance Co.	1,116	38,100
Maiden Holdings Ltd.	16,415	131,156
MBIA, Inc. *	44,185	495,314
Meadowbrook Insurance Group, Inc.	15,476	157,236
Mercury General Corp.	7,353	302,502
Montpelier Re Holdings Ltd.	19,765	398,660
National Financial Partners Corp. *	12,244	173,130
National Interstate Corp.	1,953	40,701
National Western Life Insurance Co., Class A	587	102,655
OneBeacon Insurance Group Ltd., Class A	6,593	90,324
Platinum Underwriters Holdings Ltd.	11,125	463,912
Presidential Life Corp.	6,314	63,266
Primerica, Inc.	4,903	126,301
ProAssurance Corp. *	9,146	579,216
Protective Life Corp.	24,254	689,541
RLI Corp.	5,111	293,423
Safety Insurance Group, Inc.	4,380	210,766
Seabright Holdings, Inc.	6,464	68,066
Selective Insurance Group, Inc.	14,876	270,446
StanCorp Financial Group, Inc.	13,104	602,784
State Auto Financial Corp.	4,110	71,021
Stewart Information Services Corp.	4,947	55,159
Symetra Financial Corp.	26,376	377,177
The Navigators Group, Inc. *	3,280	172,069
The Phoenix Cos., Inc. *	27,993	74,461
Tower Group, Inc.	11,040	300,067
United Fire & Casualty Co.	6,743	139,513
Unitrin, Inc.	13,188	386,277
Universal Insurance Holdings, Inc.	6,525	37,649

		14,010,777

Materials 6.1%
A. Schulman, Inc.	8,717	194,040
A.M. Castle & Co. *	4,637	79,942
AbitibiBowater, Inc. *	20,848	583,536
AK Steel Holding Corp.	30,975	494,981
Allied Nevada Gold Corp. *	22,902	694,847
AMCOL International Corp.	7,631	238,164
American Vanguard Corp.	8,453	69,568
Arch Chemicals, Inc.	7,273	261,464
Balchem Corp.	8,180	294,480
Boise, Inc.	24,025	215,745
Brush Engineered Materials, Inc. *	5,756	251,940
Buckeye Technologies, Inc.	11,354	297,475
Cabot Corp.	17,337	749,999
Calgon Carbon Corp. *	15,623	219,347
Carpenter Technology Corp.	12,448	517,588
Century Aluminum Co. *	15,442	261,742
Chemtura Corp. *	28,304	460,506
Clearwater Paper Corp. *	3,288	260,738
Coeur d’Alene Mines Corp. *	24,878	783,906
Commercial Metals Co.	31,815	530,356
Compass Minerals International, Inc.	9,415	880,020
Cytec Industries, Inc.	13,988	794,938
Deltic Timber Corp.	3,318	201,635
Domtar Corp.	12,056	1,053,694
Eagle Materials, Inc.	12,462	402,772
Ferro Corp. *	24,221	385,598
Georgia Gulf Corp. *	9,537	304,421
Glatfelter	12,466	153,456
Globe Specialty Metals, Inc.	14,655	341,315
Graham Packaging Co., Inc. *	4,918	83,557
Graphic Packaging Holding Co. *	20,745	107,874
Greif, Inc., Class A	9,685	626,232
H.B. Fuller Co.	13,834	298,123
Haynes International, Inc.	3,348	173,560
Headwaters, Inc. *	16,501	83,660
Hecla Mining Co. *	72,653	737,428
Horsehead Holding Corp. *	12,482	206,452
Innophos Holdings, Inc.	5,976	255,952
Intrepid Potash, Inc. *	11,975	462,235
Kaiser Aluminum Corp.	4,090	206,668
KapStone Paper and Packaging Corp. *	12,148	208,338
Koppers Holdings, Inc.	6,034	243,834
Kraton Performance Polymers, Inc. *	8,648	296,626
Kronos Worldwide, Inc.	2,690	133,155
Louisiana-Pacific Corp. *	35,872	370,199
LSB Industries, Inc. *	5,390	163,209
Metals USA Holdings Corp. *	2,795	41,785
Minerals Technologies, Inc.	5,218	338,544
Molycorp, Inc. *(a)	15,623	749,748
Myers Industries, Inc.	8,162	82,599
Neenah Paper, Inc.	4,361	84,909
NewMarket Corp.	2,959	379,078
NL Industries, Inc.	4,110	56,184
Noranda Aluminium Holding Corp. *	6,112	96,386
Olin Corp.	19,753	367,603
Olympic Steel, Inc.	2,735	73,544
OM Group, Inc. *	8,659	304,710
Omnova Solutions, Inc. *	12,704	89,436
Packaging Corp. of America	29,054	836,465
PolyOne Corp. *	24,271	336,882
Rock-Tenn Co., Class A (a)	10,812	742,244
Rockwood Holdings, Inc. *	14,698	684,192
Royal Gold, Inc.	14,895	739,090
RPM International, Inc.	36,432	836,843
RTI International Metals, Inc. *	8,415	239,828
Schnitzer Steel Industries, Inc., Class A	6,247	401,057
Schweitzer-Mauduit International, Inc.	5,380	294,985
Sensient Technologies Corp.	13,863	462,747
Silgan Holdings, Inc.	14,350	523,488
Solutia, Inc. *	34,449	799,561
Spartech Corp. *	10,028	85,037
Stepan Co.	2,031	142,556
Stillwater Mining Co. *	13,760	328,451
STR Holdings, Inc. *(a)	11,657	211,108
Temple-Inland, Inc.	30,462	712,506
Texas Industries, Inc.	6,557	267,394
TPC Group, Inc. *	4,913	142,723
United States Lime & Minerals, Inc. *	302	12,183
US Gold Corp. *	24,768	179,816
Valhi, Inc.	1,488	35,548
W.R. Grace & Co. *	16,996	646,528
Wausau Paper Corp.	13,478	108,228
Westlake Chemical Corp.	5,649	270,079

See financial notes 85

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Worthington Industries, Inc.	16,700	323,312
Zep, Inc.	6,464	101,420
Zoltek Cos., Inc. *	8,164	119,358

		29,883,470

Media 1.3%
Arbitron, Inc.	7,634	303,910
Ascent Media Corp., Class A *	4,107	171,344
Belo Corp., Class A *	25,134	200,318
Cinemark Holdings, Inc.	17,029	341,942
CKX, Inc. *	16,547	58,411
Crown Media Holdings, Inc., Class A *(a)	25,487	61,934
Dex One Corp. *	8,070	42,529
Entercom Communications Corp., Class A *	7,125	93,195
Entravision Communications Corp., Class A *	26,857	63,114
Fisher Communications, Inc. *	1,674	44,796
Harte-Hanks, Inc.	11,354	144,082
Journal Communications, Inc., Class A *	9,988	61,326
Knology, Inc. *	9,151	127,382
Lamar Advertising Co., Class A *	16,261	630,439
LIN TV Corp., Class A *	8,081	49,375
Live Nation Entertainment, Inc. *	41,480	440,932
Madison Square Garden, Inc., Class A *	17,045	486,805
Martha Stewart Living Omnimedia, Class A *(a)	8,166	33,481
Mediacom Communications Corp., Class A *	11,632	102,594
Meredith Corp. (a)	10,511	370,618
Morningstar, Inc.	6,456	378,838
National CineMedia, Inc.	15,343	289,829
PRIMEDIA, Inc.	8,195	38,189
ReachLocal, Inc. *	2,527	48,114
Regal Entertainment Group, Class A	21,992	328,561
Scholastic Corp.	6,456	202,718
Sinclair Broadcast Group, Inc.	13,011	168,362
SuperMedia, Inc., Class A *(a)	1,614	13,590
The Dolan Media Co. *	8,089	101,113
The E.W. Scripps Co., Class A *	8,182	78,302
The McClatchy Co., Class A *(a)	17,046	68,355
The New York Times Co., Class A *	27,036	281,174
Valassis Communications, Inc. *	14,070	397,055
Value Line, Inc.	538	7,758
Warner Music Group Corp. *	13,506	81,171
World Wrestling Entertainment, Inc., Class A	7,831	101,098

		6,412,754

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Acorda Therapeutics, Inc. *	10,921	229,013
Aedea Biosciences, Inc. *	3,813	101,083
Affymax, Inc. *	5,686	36,277
Affymetrix, Inc. *	18,416	90,423
Akorn, Inc. *	18,048	100,888
Albany Molecular Research, Inc. *	4,972	22,473
Alkermes, Inc. *	27,279	390,908
Allos Therapeutics, Inc. *	23,682	79,098
Alnylam Pharmaceuticals, Inc. *	10,518	115,488
AMAG Pharmaceuticals, Inc. *	6,058	111,528
Arena Pharmaceuticals, Inc. *(a)	30,515	49,434
ARIAD Pharmaceuticals, Inc. *	33,689	202,471
ArQule, Inc. *	8,441	53,769
Array BioPharma, Inc. *	13,253	37,108
Auxilium Pharmaceuticals, Inc. *	13,289	298,604
AVEO Pharmaceuticals, Inc. *	10,001	137,814
Bio-Rad Laboratories, Inc., Class A *	5,394	615,779
BioCryst Pharmaceuticals, Inc. *	6,538	28,375
BioMarin Pharmaceutical, Inc. *	28,814	704,790
BioMimetic Therapeutics, Inc. *	6,049	81,541
Bruker Corp. *	21,273	408,229
Cadence Pharmaceuticals, Inc. *(a)	10,704	80,387
Caraco Pharmaceutical Laboratories Ltd. *	10,960	57,102
Celera Corp. *	23,802	151,381
Cell Therapeutics, Inc. *(a)	215,226	60,263
Cepheid, Inc. *	16,777	444,758
Clinical Data, Inc. *	4,988	151,486
Codexis, Inc. *	6,725	71,689
Cubist Pharmaceuticals, Inc. *	16,480	361,406
Cumberland Pharmaceuticals, Inc. *(a)	4,370	26,744
Cytori Therapeutics, Inc. *(a)	9,267	53,934
Dionex Corp. *	4,880	574,962
Durect Corp. *	23,728	76,879
Dyax Corp. *	29,457	50,666
Emergent Biosolutions, Inc. *	6,265	131,816
Enzo Biochem, Inc. *	11,156	48,082
Enzon Pharmaceuticals, Inc. *	15,438	164,878
eResearchTechnology, Inc. *	14,320	90,932
Exelixis, Inc. *	31,483	391,963
Fluidigm Corp. *	2,192	30,973
Genomic Health, Inc. *	4,688	118,325
Geron Corp. *	33,796	167,290
Halozyme Therapeutics, Inc. *	22,883	158,122
Hi-Tech Pharmacal Co., Inc. *	2,780	64,190
Idenix Pharmaceuticals, Inc. *	12,643	42,733
ImmunoGen, Inc. *(a)	19,109	172,172
Immunomedics, Inc. *	20,237	74,067
Impax Laboratories, Inc. *	17,619	362,775
Incyte Corp. *	32,033	438,211
Inspire Pharmaceuticals, Inc. *	16,753	67,347
InterMune, Inc. *	12,934	473,514
Ironwood Pharmaceuticals, Inc. *	13,450	164,494
Isis Pharmaceuticals, Inc. *	27,536	251,128
Jazz Pharmaceuticals, Inc. *	7,029	173,124
Kendle International, Inc. *	4,389	52,229
Lexicon Pharmaceuticals, Inc. *	60,846	118,041
Ligand Pharmaceuticals, Inc., Class B *	402	4,358
Luminex Corp. *	12,249	230,526
MannKind Corp. *(a)	23,449	87,699
MAP Pharmaceuticals, Inc. *	4,640	74,843
Maxygen, Inc.	8,728	36,396
Medicis Pharmaceutical Corp., Class A	16,492	529,228
Medivation, Inc. *	9,987	172,575
Metabolix, Inc. *(a)	7,076	64,250
Micromet, Inc. *	25,613	159,569
Momenta Pharmaceuticals, Inc. *(a)	11,354	157,594

86 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Myriad Genetics, Inc. *	26,667	493,873
Nabi Biopharmaceuticals *	13,455	76,155
Nektar Therapeutics *	31,784	304,809
Neurocrine Biosciences, Inc. *	15,450	104,288
Novavax, Inc. *(a)	26,143	67,972
NPS Pharmaceuticals, Inc. *	18,915	146,213
Obagi Medical Products, Inc. *	4,448	50,974
Onyx Pharmaceuticals, Inc. *	17,566	619,026
Opko Health, Inc. *	35,377	170,871
Optimer Pharmaceuticals, Inc. *	9,999	119,388
Orexigen Therapeutics, Inc. *(a)	10,348	33,735
Osiris Therapeutics, Inc. *(a)	5,478	36,319
Pacific Biosciences of California, Inc. *(a)	2,690	42,341
Pain Therapeutics, Inc. *	10,266	70,219
Par Pharmaceutical Cos., Inc. *	9,746	300,957
PAREXEL International Corp. *	16,421	385,401
PDL BioPharma, Inc.	39,335	218,309
Pharmacyclics, Inc. *	12,749	65,785
Pharmasset, Inc. *	7,846	392,300
POZEN, Inc. *	7,272	37,378
Progenics Pharmaceuticals, Inc. *	7,912	44,703
Questcor Pharmaceuticals, Inc. *	15,639	202,681
Regeneron Pharmaceuticals, Inc. *	19,416	704,218
Rigel Pharmaceuticals, Inc. *	15,358	107,352
Salix Pharmaceuticals Ltd. *	14,529	484,397
Sangamo BioSciences, Inc. *(a)	13,041	107,849
Santarus, Inc. *	15,064	48,054
Savient Pharmaceuticals, Inc. *	19,512	188,096
Seattle Genetics, Inc. *	25,824	383,486
Sequenom, Inc. *	25,137	154,341
SIGA Technologies, Inc. *	9,987	133,826
Sucampo Pharmaceuticals, Inc., Class A *	2,690	11,540
Targacept, Inc. *	6,741	193,265
The Medicines Co. *	15,436	268,432
Theravance, Inc. *	17,130	390,221
Vanda Pharmaceuticals, Inc. *	7,860	57,850
ViroPharma, Inc. *	21,886	392,416
VIVUS, Inc. *	21,876	166,476
XenoPort, Inc. *	8,614	62,624

		19,168,334

Real Estate 9.0%
Acadia Realty Trust	11,837	234,373
Alexander’s, Inc.	1,081	427,784
Alexandria Real Estate Equities, Inc.	15,602	1,251,280
American Assets Trust, Inc. *	6,850	147,686
American Campus Communities, Inc.	18,890	631,304
American Capital Agency Corp.	16,140	475,323
Anworth Mortgage Asset Corp.	33,756	241,018
Apartment Investment & Management Co., Class A	33,635	862,738
Ashford Hospitality Trust *	16,559	170,723
Associated Estates Realty Corp.	11,366	184,697
Avatar Holdings, Inc. *	2,233	47,563
BioMed Realty Trust, Inc.	36,853	668,882
Brandywine Realty Trust	37,210	457,683
BRE Properties, Inc.	17,914	851,094
Camden Property Trust	19,378	1,146,596
Campus Crest Communities, Inc.	7,968	114,102
CapLease, Inc.	15,638	83,976
Capstead Mortgage Corp.	19,468	255,810
CBL & Associates Properties, Inc.	39,069	697,382
Cedar Shopping Centers, Inc.	16,230	98,354
Chimera Investment Corp.	283,261	1,220,855
Cogdell Spencer, Inc.	12,775	81,888
Colonial Properties Trust	21,923	432,102
Colony Financial, Inc.	4,376	92,990
CommonWealth REIT	20,713	594,670
Coresite Realty Corp.	4,922	76,488
Corporate Office Properties Trust	18,561	665,783
Cousins Properties, Inc.	25,162	213,374
CreXus Investment Corp.	4,850	64,020
Cypress Sharpridge Investments, Inc.	21,651	269,771
DCT Industrial Trust, Inc.	59,041	331,810
Developers Diversified Realty Corp.	54,910	785,213
DiamondRock Hospitality Co. *	44,214	519,957
Douglas Emmett, Inc.	34,451	645,956
Duke Realty Corp.	71,381	1,004,331
DuPont Fabros Technology, Inc.	16,800	410,256
EastGroup Properties, Inc.	7,592	345,664
Education Realty Trust, Inc.	20,330	167,722
Entertainment Properties Trust	13,450	641,161
Equity Lifestyle Properties, Inc.	8,877	515,221
Equity One, Inc.	15,452	295,751
Essex Property Trust, Inc.	8,877	1,098,795
Extra Space Storage, Inc.	24,806	489,918
FelCor Lodging Trust, Inc. *	28,893	218,720
First Industrial Realty Trust, Inc. *	17,325	194,213
First Potomac Realty Trust	13,450	216,948
Forest City Enterprises, Inc., Class A *	35,016	661,802
Forestar Group, Inc. *	10,517	202,557
Franklin Street Properties Corp.	20,317	305,365
Getty Realty Corp.	6,482	190,700
Glimcher Realty Trust	28,181	259,265
Government Properties Income Trust	7,910	214,915
Hatteras Financial Corp.	15,901	470,352
Healthcare Realty Trust, Inc.	18,134	422,522
Hersha Hospitality Trust	41,695	273,936
Highwoods Properties, Inc.	20,253	687,184
Home Properties, Inc.	10,538	620,899
Hospitality Properties Trust	34,993	804,839
Hudson Pacific Properties, Inc.	3,777	56,844
Inland Real Estate Corp.	20,298	191,207
Invesco Mortgage Capital	13,802	322,139
Investors Real Estate Trust	21,794	203,120
iStar Financial, Inc. *	25,858	258,321
Jones Lang LaSalle, Inc.	12,056	1,186,552
Kennedy-Wilson Holdings, Inc. *	8,186	90,046
Kilroy Realty Corp.	14,820	574,275
Kite Realty Group Trust	15,677	88,418
LaSalle Hotel Properties	19,731	556,612
Lexington Realty Trust	30,198	285,975
LTC Properties, Inc.	6,744	197,060
Mack-Cali Realty Corp.	22,388	759,849
Medical Properties Trust, Inc.	31,290	367,032
MFA Financial, Inc.	79,469	673,102
Mid-America Apartment Communities, Inc.	9,615	624,687
National Health Investors, Inc.	6,601	313,680
National Retail Properties, Inc.	23,534	604,588
NorthStar Realty Finance Corp.	21,898	131,169

See financial notes 87

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OMEGA Healthcare Investors, Inc.	27,834	667,181
Parkway Properties, Inc.	6,314	102,350
Pebblebrook Hotel Trust	11,310	248,141
Pennsylvania Real Estate Investment Trust	15,140	218,622
Pennymac Mortgage Investment Trust	7,398	139,452
Post Properties, Inc.	13,544	528,216
Potlatch Corp.	11,319	434,650
PS Business Parks, Inc.	5,141	324,089
Ramco-Gershenson Properties Trust	10,854	146,638
Redwood Trust, Inc.	19,718	322,981
Retail Opportunity Investments Corp.	11,851	130,361
Sabra Healthcare REIT, Inc.	20,444	376,578
Saul Centers, Inc.	1,979	91,034
Senior Housing Properties Trust	35,422	869,256
Sovran Self Storage, Inc.	7,659	297,169
Starwood Property Trust, Inc.	19,182	448,667
Strategic Hotels & Resorts, Inc. *	42,776	278,044
Summit Hotel Properties, Inc. *	7,672	74,802
Sun Communities, Inc.	5,173	178,882
Sunstone Hotel Investors, Inc. *	33,625	361,132
Tanger Factory Outlet Centers, Inc.	22,738	605,968
Taubman Centers, Inc.	15,418	855,391
Tejon Ranch Co. *	4,118	108,345
The Howard Hughes Corp. *	10,760	621,605
Two Harbors Investment Corp.	10,960	121,108
U-Store-It Trust	22,946	235,196
Universal Health Realty Income Trust	3,273	130,167
Urstadt Biddle Properties	2,637	42,825
Urstadt Biddle Properties, Class A	6,022	116,767
Walter Investment Management Corp.	7,632	149,511
Washington Real Estate Investment Trust	18,023	563,039
Weingarten Realty Investors	34,442	891,015
Winthrop Realty Trust	5,408	65,978

		43,986,117

Retailing 5.0%
1-800-FLOWERS.COM, Inc., Class A *	200	548
99 Cents Only Stores *	15,122	251,630
Aaron’s, Inc.	20,743	488,290
Aeropostale, Inc. *	26,687	692,261
America’s Car-Mart, Inc. *	3,058	75,777
AnnTaylor Stores Corp. *	16,502	383,011
Asbury Automotive Group, Inc. *	9,450	174,352
Ascena Retail Group, Inc. *	19,650	613,866
Audiovox Corp., Class A *	5,199	43,048
Barnes & Noble, Inc. (a)	11,355	152,043
bebe stores, Inc.	11,143	65,744
Big 5 Sporting Goods Corp.	5,505	76,740
Big Lots, Inc. *	21,430	879,273
Blue Nile, Inc. *(a)	4,117	235,410
Brown Shoe Co., Inc.	12,674	196,447
Cabela’s, Inc. *	12,244	332,180
Charming Shoppes, Inc. *	30,676	100,311
Chico’s FAS, Inc.	51,112	702,279
Christopher & Banks Corp.	9,260	56,579
Citi Trends, Inc. *	4,399	96,734
Coldwater Creek, Inc. *	17,624	52,167
Collective Brands, Inc. *	18,416	419,885
Conn’s, Inc. *(a)	3,588	15,967
Core-Mark Holding Co., Inc. *	3,228	109,591
Dick’s Sporting Goods, Inc. *	24,755	919,401
Dillard’s, Inc., Class A	12,797	541,825
Drugstore.Com, Inc. *	20,992	41,774
DSW, Inc., Class A *	4,140	168,125
Express, Inc.	10,843	194,957
Foot Locker, Inc.	43,911	872,512
Fred’s, Inc., Class A	10,299	141,920
Gaiam, Inc., Class A	4,918	37,623
Genesco, Inc. *	6,870	271,502
Gordmans Stores, Inc. *	1,440	21,571
Group 1 Automotive, Inc.	6,994	295,496
Haverty Furniture Cos., Inc.	5,457	72,578
hhgregg, Inc. *(a)	6,315	93,715
Hibbett Sports, Inc. *	8,212	257,939
Hot Topic, Inc.	11,092	59,342
HSN, Inc. *	11,633	377,840
J. Crew Group, Inc. *	16,846	726,399
Jo-Ann Stores, Inc. *	7,630	463,141
Jos. A. Bank Clothiers, Inc. *	7,626	351,635
Kirkland’s, Inc. *	4,654	71,113
LKQ Corp. *	40,509	962,494
Lumber Liquidators Holdings, Inc. *	6,533	152,088
MarineMax, Inc. *	6,291	56,808
Monro Muffler Brake, Inc.	8,877	290,100
New York & Co., Inc. *	10,302	71,599
NutriSystem, Inc. (a)	7,585	100,350
Office Depot, Inc. *	77,316	410,548
OfficeMax, Inc. *	24,781	340,491
Orbitz Worldwide, Inc. *	6,267	22,122
Overstock.com, Inc. *	4,668	71,187
Pacific Sunwear Of California, Inc. *	18,932	85,383
Penske Automotive Group, Inc. *	13,457	274,119
PetMed Express, Inc. (a)	6,743	100,403
Pier 1 Imports, Inc. *	33,175	334,404
RadioShack Corp.	35,378	523,594
Rent-A-Center, Inc.	18,942	626,223
Retail Ventures, Inc. *	6,002	105,035
Rue21, Inc. *	4,447	155,734
Saks, Inc. *	33,931	415,655
Sally Beauty Holdings, Inc. *	26,946	349,490
Select Comfort Corp. *	15,659	174,285
Shoe Carnival, Inc. *	2,502	64,902
Shutterfly, Inc. *	7,808	333,402
Signet Jewelers Ltd. *	24,110	1,057,706
Sonic Automotive, Inc., Class A	10,238	147,222
Stage Stores, Inc.	11,355	198,031
Stamps.com, Inc.	3,552	47,739
Stein Mart, Inc.	7,912	64,799
Systemax, Inc. *	3,014	41,171
The Buckle, Inc.	7,831	306,114
The Cato Corp., Class A	8,070	195,697
The Children’s Place Retail Stores, Inc. *	8,070	368,799
The Finish Line, Inc., Class A	14,637	255,562
The Men’s Wearhouse, Inc.	14,873	397,109
The Pep Boys-Manny, Moe & Jack	14,627	183,276
The Talbots, Inc. *	10,245	64,031
The Wet Seal, Inc., Class A *	29,614	117,568
Tractor Supply Co.	20,447	1,064,675

88 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,461	561,728
Vitacost.com, Inc. *(b)	5,776	16,462
Vitamin Shoppe, Inc. *	7,027	244,469
Williams-Sonoma, Inc.	27,269	984,138
Zumiez, Inc. *	6,035	157,332

		24,688,585

Semiconductors & Semiconductor Equipment 5.1%
Advanced Analogic Technologies, Inc. *	9,526	40,295
Advanced Energy Industries, Inc. *	10,341	166,697
Amkor Technology, Inc. *	28,603	210,804
ANADIGICS, Inc. *	18,970	103,007
Applied Micro Circuits Corp. *	19,442	204,141
Atheros Communications *	19,982	895,393
Atmel Corp. *	130,356	1,913,626
ATMI, Inc. *	9,151	166,914
Brooks Automation, Inc. *	15,911	199,683
Cabot Microelectronics Corp. *	6,817	332,806
Cavium Networks, Inc. *	12,196	526,623
CEVA, Inc. *	5,735	130,758
Cirrus Logic, Inc. *	19,482	454,905
Cohu, Inc.	6,537	96,225
Conexant Systems, Inc. *	23,413	55,255
Cymer, Inc. *	7,875	398,475
Cypress Semiconductor Corp. *	45,330	950,117
Diodes, Inc. *	9,985	289,166
DSP Group, Inc. *	6,592	52,011
Entegris, Inc. *	37,939	330,828
Entropic Communications, Inc. *(a)	19,654	181,996
Evergreen Solar, Inc. *(a)	30,972	68,758
Exar Corp. *	9,023	58,379
Fairchild Semiconductor International, Inc. *	35,098	618,076
FEI Co. *	10,797	362,023
FormFactor, Inc. *	12,643	124,281
Hittite Microwave Corp. *	7,622	467,838
Inphi Corp. *	1,614	38,720
Integrated Device Technology, Inc. *	44,749	346,805
International Rectifier Corp. *	19,696	633,029
Intersil Corp., Class A	34,562	442,048
IXYS Corp. *	7,354	91,337
Kopin Corp. *	15,936	69,959
Kulicke & Soffa Industries, Inc. *	19,640	188,348
Lattice Semiconductor Corp. *	34,192	227,035
LTX-Credence Corp. *	14,883	133,054
MaxLinear, Inc., Class A *	3,836	40,355
Micrel, Inc.	14,294	192,111
Microsemi Corp. *	23,525	518,256
MKS Instruments, Inc. *	13,291	398,996
Monolithic Power Systems, Inc. *	10,267	158,625
Netlogic Microsystems, Inc. *	16,186	669,939
Novellus Systems, Inc. *	25,966	1,037,601
OmniVision Technologies, Inc. *	15,333	469,496
Pericom Semiconductor Corp. *	7,403	74,474
PMC-Sierra, Inc. *	64,560	510,024
Power Integrations, Inc.	8,117	323,381
Rambus, Inc. *	31,768	652,832
RF Micro Devices, Inc. *	76,807	576,052
Rubicon Technology, Inc. *(a)	4,899	111,795
Rudolph Technologies, Inc. *	8,915	98,778
Semtech Corp. *	17,491	414,187
Sigma Designs, Inc. *	9,146	125,117
Silicon Image, Inc. *	22,170	178,247
Silicon Laboratories, Inc. *	12,655	574,537
Skyworks Solutions, Inc. *	50,851	1,827,585
Spansion, Inc., Class A *	8,643	182,108
Standard Microsystems Corp. *	6,314	167,510
Supertex, Inc. *	3,273	74,821
Teradyne, Inc. *	51,995	968,667
Tessera Technologies, Inc. *	14,599	254,169
Trident Microsystems, Inc. *	21,090	28,471
TriQuint Semiconductor, Inc. *	43,047	613,420
Ultratech, Inc. *	6,465	159,815
Varian Semiconductor Equipment Associates, Inc. *	20,765	990,698
Veeco Instruments, Inc. *(a)	11,410	542,888
Volterra Semiconductor Corp. *	7,904	199,418
Zoran Corp. *	13,458	150,864

		24,854,652

Software & Services 8.2%
ACI Worldwide, Inc. *	9,461	296,224
Actuate Corp. *	13,312	63,498
Acxiom Corp. *	22,458	384,930
Advent Software, Inc. *	9,684	280,836
Ancestry.com, Inc. *	7,050	231,663
Archipelago Learning, Inc. *	2,690	28,729
Ariba, Inc. *	25,378	785,449
Aspen Technology, Inc. *	22,865	348,234
Blackbaud, Inc.	12,683	337,495
Blackboard, Inc. *(a)	9,540	333,995
Booz Allen Hamilton Holding Corp. *	4,573	84,555
Bottomline Technologies, Inc. *	8,983	198,614
BroadSoft, Inc. *	5,111	180,418
CACI International, Inc., Class A *	8,434	500,305
Cadence Design Systems, Inc. *	76,686	763,026
Cass Information Systems, Inc.	2,690	105,045
CIBER, Inc. *	14,266	66,622
CommVault Systems, Inc. *	11,309	413,118
Compuware Corp. *	62,206	700,440
comScore, Inc. *	7,055	194,224
Concur Technologies, Inc. *	12,912	671,811
Constant Contact, Inc. *	8,081	233,783
Convergys Corp. *	30,488	428,966
CSG Systems International, Inc. *	9,729	190,202
DealerTrack Holdings, Inc. *	11,373	229,507
Deltek, Inc. *	6,027	43,937
Demand Media, Inc. *	2,466	55,485
DemandTec, Inc. *	7,643	99,435
Dice Holdings, Inc. *	10,044	137,904
Digital River, Inc. *	11,145	374,249
EarthLink, Inc.	29,996	246,867
Ebix, Inc. *(a)	9,154	241,116
Echo Global Logistics, Inc. *(a)	4,327	51,145
Envestnet, Inc. *	2,204	27,660
Epicor Software Corp. *	14,348	147,784
EPIQ Systems, Inc.	9,280	128,157
Euronet Worldwide, Inc. *	14,041	253,721
Exlservice Holdings, Inc. *	4,361	96,901
Fair Isaac Corp.	11,836	330,816

See financial notes 89

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FalconStor Software, Inc. *	6,307	30,715
FleetCor Technologies, Inc. *	3,562	113,948
Forrester Research, Inc.	4,082	147,687
Fortinet, Inc. *	12,401	506,457
Gartner, Inc. *	23,275	877,933
Global Cash Access Holdings, Inc. *	16,719	57,513
GSI Commerce, Inc. *	17,485	363,513
Heartland Payment Systems, Inc.	10,825	211,954
iGate Corp.	6,994	126,591
Informatica Corp. *	26,002	1,222,354
InfoSpace, Inc. *	10,559	85,106
Integral Systems, Inc. *	4,920	60,221
Interactive Intelligence, Inc. *	3,614	124,358
Internap Network Services Corp. *	16,956	115,301
Internet Capital Group, Inc. *	10,636	145,607
IntraLinks Holdings, Inc. *	5,380	151,662
j2 Global Communications, Inc. *	12,653	368,076
Jack Henry & Associates, Inc.	23,730	757,224
JDA Software Group, Inc. *	11,683	344,648
Kenexa Corp. *	5,784	134,131
Lawson Software, Inc. *	40,211	407,740
Limelight Networks, Inc. *	17,540	121,903
Lionbridge Technologies, Inc. *	14,026	51,616
Liquidity Services, Inc. *	4,389	70,531
LivePerson, Inc. *	13,452	134,924
LogMeIn, Inc. *	4,134	148,369
LoopNet, Inc. *	8,172	97,247
Manhattan Associates, Inc. *	6,278	202,152
ManTech International Corp., Class A *	6,218	268,618
Marchex, Inc., Class B	6,578	59,136
MAXIMUS, Inc.	5,111	378,214
Mediamind Technologies, Inc. *	4,110	55,814
Mentor Graphics Corp. *	30,230	480,657
MICROS Systems, Inc., Class A *	22,865	1,089,289
MicroStrategy, Inc., Class A *	2,690	319,707
ModusLink Global Solutions, Inc. *	11,576	79,874
MoneyGram International, Inc. *	19,960	55,090
Monotype Imaging Holdings, Inc. *	7,075	94,664
Motricity, Inc. *(a)	9,415	145,744
Move, Inc. *	39,746	84,262
NCI, Inc., Class A *	2,421	55,441
NetScout Systems, Inc. *	9,429	235,631
NetSuite, Inc. *	8,093	242,871
NeuStar, Inc., Class A *	21,047	531,437
NIC, Inc.	15,715	159,350
Novell, Inc. *	97,949	575,940
OpenTable, Inc. *	5,111	454,215
OPNET Technologies, Inc.	3,627	123,608
Parametric Technology Corp. *	32,869	778,995
Pegasystems, Inc.	4,421	178,078
Perficient, Inc. *	9,001	111,882
Progress Software Corp. *	18,616	546,566
QLIK Technologies, Inc. *	15,871	415,185
Quest Software, Inc. *	17,782	476,380
QuinStreet, Inc. *	7,552	164,558
Rackspace Hosting, Inc. *	29,367	1,083,936
Radiant Systems, Inc. *	9,513	163,148
RealD, Inc. *	9,420	211,479
RealNetworks, Inc. *	26,762	103,034
RealPage, Inc. *	8,494	210,651
Renaissance Learning, Inc.	1,953	20,975
RightNow Technologies, Inc. *	6,592	175,940
Rosetta Stone, Inc. *(a)	3,273	48,964
S1 Corp. *	14,020	91,551
Sapient Corp. *	29,981	355,275
SAVVIS, Inc. *	11,857	385,234
SciQuest, Inc. *	4,110	58,609
Smith Micro Software, Inc. *	8,999	84,321
Solarwinds, Inc. *	9,016	202,409
Solera Holdings, Inc.	19,393	990,594
Sourcefire, Inc. *	7,671	207,884
SRA International, Inc., Class A *	11,879	323,465
SS&C Technologies Holdings, Inc. *	5,918	115,934
Stream Global Services, Inc. *	9,998	31,494
SuccessFactors, Inc. *	20,071	720,750
Synchronoss Technologies, Inc. *	6,609	226,424
Syntel, Inc.	7,672	403,931
Take-Two Interactive Software, Inc. *	24,608	395,451
Taleo Corp., Class A *	11,152	360,098
TechTarget *	4,441	38,592
TeleCommunication Systems, Inc., Class A *	12,912	55,134
TeleNav, Inc. *	6,456	72,436
TeleTech Holdings, Inc. *	9,171	208,915
Terremark Worldwide, Inc. *	12,644	239,983
The Knot, Inc. *	8,999	90,260
The Ultimate Software Group, Inc. *	7,096	379,210
THQ, Inc. *	16,992	97,874
TIBCO Software, Inc. *	46,599	1,147,267
TiVo, Inc. *	33,193	341,224
TNS, Inc. *	7,801	147,049
Tyler Technologies, Inc. *	10,267	227,106
Unisys Corp. *	11,051	410,655
United Online, Inc.	24,030	144,420
ValueClick, Inc. *	23,756	354,677
VASCO Data Security International, Inc. *	7,830	70,235
VeriFone Systems, Inc. *	24,091	1,094,695
Verint Systems, Inc. *	4,102	141,027
VistaPrint N.V. *	11,836	606,122
Vocus, Inc. *	5,198	126,311
WebMD Health Corp. *	16,678	967,324
Websense, Inc. *	11,327	242,624
Wright Express Corp. *	11,056	563,856

		40,366,100

Technology Hardware & Equipment 6.5%
Acme Packet, Inc. *	14,801	1,113,627
ADTRAN, Inc.	17,583	799,675
Aeroflex Holding Corp. *	5,380	105,717
Anaren, Inc. *	4,131	87,660
Anixter International, Inc.	8,145	583,345
Arris Group, Inc. *	35,822	472,850
Aruba Networks, Inc. *	20,586	626,844
Aviat Networks, Inc. *	14,885	90,947
Avid Technology, Inc. *	8,192	180,716
AVX Corp.	15,157	241,754
Bel Fuse, Inc., Class B	3,069	67,211
Benchmark Electronics, Inc. *	17,216	324,694
BigBand Networks, Inc. *	14,084	36,618
Black Box Corp.	4,915	187,704
Blue Coat Systems, Inc. *	12,194	343,139

90 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Brightpoint, Inc. *	20,454	257,720
Calix, Inc. *(a)	6,468	115,066
Checkpoint Systems, Inc. *	11,436	249,076
Ciena Corp. *	26,189	722,031
Cognex Corp.	10,546	294,339
Coherent, Inc. *	6,844	422,617
Comtech Telecommunications Corp.	8,192	221,594
Comverge, Inc. *	6,010	30,591
CTS Corp.	9,959	118,114
Daktronics, Inc.	10,797	123,626
DG Fastchannel, Inc. *	7,275	240,875
Diebold, Inc.	18,698	657,422
Digi International, Inc. *	7,273	80,512
DTS, Inc. *	4,909	222,623
Echelon Corp. *	9,558	83,728
EchoStar Corp., Class A *	11,344	393,637
Electro Rent Corp.	5,198	83,220
Electro Scientific Industries, Inc. *	7,354	112,075
Electronics for Imaging, Inc. *	13,232	204,170
EMS Technologies, Inc. *	4,389	85,322
Emulex Corp. *	24,019	264,209
Extreme Networks, Inc. *	26,900	105,448
Fabrinet *	3,313	96,839
FARO Technologies, Inc. *	4,389	156,468
Finisar Corp. *	21,550	883,981
Harmonic, Inc. *	32,549	312,796
Hughes Communications, Inc. *	2,511	150,409
Hypercom Corp. *	13,796	137,822
Imation Corp. *	9,429	108,245
Infinera Corp. *	28,285	226,563
Insight Enterprises, Inc. *	13,483	246,604
InterDigital, Inc.	12,390	590,755
Intermec, Inc. *	13,290	149,247
Intevac, Inc. *	5,763	73,594
IPG Photonics Corp. *	7,552	429,860
Ixia *	13,268	232,853
JDS Uniphase Corp. *	61,738	1,523,076
KEMET Corp. *	10,136	140,890
L-1 Identity Solutions, Inc. *	24,762	294,915
Lexmark International, Inc., Class A *	21,860	820,406
Littelfuse, Inc.	6,456	341,070
Loral Space & Communications, Inc. *	3,348	253,310
Maxwell Technologies, Inc. *	6,593	119,399
Mercury Computer Systems, Inc. *	8,220	156,016
Meru Networks, Inc. *(a)	2,967	63,375
Methode Electronics, Inc.	11,076	129,589
MTS Systems Corp.	4,669	216,221
Multi-Fineline Electronix, Inc. *	3,027	86,633
National Instruments Corp.	26,240	816,851
NeoPhotonics Corp. *	1,096	20,112
NETGEAR, Inc. *	9,963	326,786
Newport Corp. *	10,517	175,108
Novatel Wireless, Inc. *	9,150	54,168
Oclaro, Inc. *	14,085	248,319
Oplink Communications, Inc. *	6,013	163,614
Opnext, Inc. *	7,164	30,017
OSI Systems, Inc. *	4,668	175,610
Park Electrochemical Corp.	5,649	179,638
Plantronics, Inc.	13,492	470,736
Plexus Corp. *	11,326	355,976
Polycom, Inc. *	24,294	1,161,253
Power-One, Inc. *(a)	15,934	131,137
Pulse Electronics Corp.	11,977	72,341
QLogic Corp. *	30,972	559,354
Quantum Corp. *	61,505	159,298
Riverbed Technology, Inc. *	41,604	1,717,829
Rofin-Sinar Technologies, Inc. *	7,921	307,176
Rogers Corp. *	4,380	206,561
Sanmina-SCI Corp. *	21,251	331,941
ScanSource, Inc. *	7,360	268,861
SeaChange International, Inc. *	6,831	64,485
ShoreTel, Inc. *	6,493	44,087
Silicon Graphics International Corp. *	8,191	127,042
Smart Modular Technologies (WWH), Inc. *	10,534	73,001
Sonus Networks, Inc. *	57,315	173,664
STEC, Inc. *(a)	12,105	247,305
Stratasys, Inc. *	5,782	262,387
Super Micro Computer, Inc. *	6,847	102,363
Sycamore Networks, Inc.	5,478	116,955
Symmetricom, Inc. *	12,995	73,552
Synaptics, Inc. *	9,545	281,578
SYNNEX Corp. *	6,750	238,140
Tech Data Corp. *	13,238	656,340
Tekelec *	19,639	150,631
TTM Technologies, Inc. *	15,195	266,520
Universal Display Corp. *	9,278	390,511
UTStarcom, Inc. *	37,989	77,877
ViaSat, Inc. *	11,324	471,192
Vishay Intertechnology, Inc. *	48,433	845,156
Vishay Precision Group, Inc. *	3,558	58,885
X-Rite, Inc. *	8,167	37,977
Zebra Technologies Corp., Class A *	16,688	622,796

		31,606,582

Telecommunication Services 0.9%
AboveNet, Inc.	6,288	408,028
Alaska Communications Systems Group, Inc.	12,675	129,158
Atlantic Tele-Network, Inc.	2,533	98,762
Cbeyond, Inc. *	8,638	120,759
Cincinnati Bell, Inc. *	55,977	147,779
Cogent Communications Group, Inc. *	12,430	183,218
Consolidated Communications Holdings, Inc.	7,270	132,968
Fairpoint Communications, Inc. *	6,028	138,644
General Communication, Inc., Class A *	11,437	138,273
Global Crossing Ltd. *	9,000	141,750
Globalstar, Inc. *(a)	21,277	28,086
ICO Global Communications (Holdings) Ltd. *	34,485	78,971
IDT Corp., Class B	3,897	101,439
Iridium Communications, Inc. *	11,602	109,059
Leap Wireless International, Inc. *	18,151	221,805
Level 3 Communications, Inc. *	470,014	658,020
Neutral Tandem, Inc. *	9,959	171,295
NTELOS Holdings Corp.	7,807	151,612
PAETEC Holding Corp. *	35,531	135,018
Premiere Global Services, Inc. *	15,705	105,380
Shenandoah Telecommunications Co.	6,744	118,020
tw telecom, Inc. *	42,233	785,534
USA Mobility, Inc.	6,465	96,458

See financial notes 91

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vonage Holdings Corp. *	38,254	169,083

		4,569,119

Transportation 2.1%
AirTran Holdings, Inc. *	37,465	273,495
Alaska Air Group, Inc. *	10,013	595,273
Alexander & Baldwin, Inc.	11,651	488,643
Allegiant Travel Co.	4,393	181,299
AMERCO *	1,624	156,862
Arkansas Best Corp.	7,317	173,559
Atlas Air Worldwide Holdings, Inc. *	7,532	514,285
Avis Budget Group, Inc. *	28,859	442,120
Baltic Trading Ltd.	4,901	46,412
Celadon Group, Inc. *	6,291	91,912
Con-way, Inc.	15,127	492,535
Dollar Thrifty Automotive Group, Inc. *	7,801	414,311
Eagle Bulk Shipping, Inc. *(a)	16,495	67,794
Forward Air Corp.	8,081	239,440
Genco Shipping & Trading Ltd. *	8,646	104,962
Genesee & Wyoming, Inc., Class A *	10,829	564,083
Hawaiian Holdings, Inc. *	13,093	86,938
Heartland Express, Inc.	15,694	260,363
Horizon Lines, Inc., Class A	11,068	50,581
Hub Group, Inc., Class A *	10,593	370,331
JetBlue Airways Corp. *	68,946	392,992
Kirby Corp. *	15,163	839,120
Knight Transportation, Inc.	16,514	307,326
Landstar System, Inc.	14,257	634,009
Marten Transport Ltd.	4,389	93,705
Old Dominion Freight Line, Inc. *	12,708	391,152
Pacer International, Inc. *	11,638	63,194
Patriot Transportation Holding, Inc. *	1,614	40,447
RailAmerica, Inc. *	5,485	82,275
Republic Airways Holdings, Inc. *	12,000	76,080
Roadrunner Transportation Systems, Inc. *	3,357	47,300
SkyWest, Inc.	15,463	255,140
Swift Transporation Co. *	19,752	284,824
Universal Truckload Services, Inc. *	3,562	57,313
US Airways Group, Inc. *	45,334	390,326
UTI Worldwide, Inc.	29,321	583,488
Werner Enterprises, Inc.	14,597	343,759

		10,497,648

Utilities 2.5%
ALLETE, Inc.	8,176	309,053
American States Water Co.	5,182	173,804
Avista Corp.	16,185	361,249
Black Hills Corp.	11,124	342,842
California Water Service Group	5,472	193,052
Central Vermont Public Service Corp.	3,069	65,247
CH Energy Group, Inc.	4,396	215,668
Chesapeake Utilities Corp.	2,563	104,673
Cleco Corp.	17,052	551,632
Connecticut Water Service, Inc.	2,690	68,568
Dynegy, Inc. *	29,226	169,218
El Paso Electric Co. *	12,217	343,298
GenOn Energy, Inc. *	215,596	873,164
Great Plains Energy, Inc.	38,288	735,130
Hawaiian Electric Industries, Inc.	26,499	639,951
IDACORP, Inc.	13,751	518,963
MGE Energy, Inc.	6,507	266,592
Middlesex Water Co.	4,611	86,548
New Jersey Resources Corp.	11,692	489,076
Nicor, Inc.	12,698	669,692
Northwest Natural Gas Co.	7,801	366,647
NorthWestern Corp.	10,269	305,092
Ormat Technologies, Inc.	5,198	130,210
Piedmont Natural Gas Co., Inc.	19,108	559,864
PNM Resources, Inc.	22,120	294,417
Portland General Electric Co.	20,849	488,284
SJW Corp.	3,613	89,675
South Jersey Industries, Inc.	8,401	460,879
Southwest Gas Corp.	12,740	495,204
The Empire District Electric Co.	11,648	251,946
The Laclede Group, Inc.	6,011	233,768
UIL Holdings Corp.	13,719	421,722
Unisource Energy Corp.	10,083	367,626
Unitil Corp.	3,058	69,753
WGL Holdings, Inc.	14,116	536,408

		12,248,915

Total Common Stock
(Cost $422,364,477)		489,011,632

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	534,928	534,928

Total Other Investment Company
(Cost $534,928)		534,928

Corporate Bond 0.0% of net assets

Diversified Financials 0.0%
GAMCO Investors, Inc. 0.0%, 12/31/15	3,100	1,994

Total Corporate Bond
(Cost $3,120)		1,994

End of Investments

Collateral Invested for Securities on Loan 1.2% of net assets

State Street Navigator Securities Lending Prime Portfolio	5,735,648	5,735,648

Total Collateral Invested for Securities on Loan
(Cost $5,735,648)		5,735,648

End of Collateral Invested for Securities on Loan

92 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

At 2/28/11, the tax basis cost of the fund’s investments was $422,332,949 and the unrealized appreciation and depreciation were $74,302,155 and $(8,086,550), respectively, with a net unrealized appreciation of $66,215,605.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

See financial notes 93

 Schwab U.S. Small-Cap ETF

Statement of
Assets and Liabilities
As of February 28, 2011 (unaudited)

Assets

Investments, at value including securities on loan of $5,492,260 (cost $422,902,525)		$489,548,554
Collateral invested for securities on loan		5,735,648
Receivables:
Investments sold		164,109
Fund shares sold		9,009,600
Dividends		241,696
Income from securities on loan		9,396
Interest	+	127

Total assets		504,709,130

Liabilities

Collateral held for securities on loan		5,735,648
Payables:
Investments bought		8,996,002
Investment adviser fees	+	5,116

Total liabilities		14,736,766

Net Assets

Total assets		504,709,130
Total liabilities	−	14,736,766

Net assets		$489,972,364

Net Assets by Source
Capital received from investors		422,849,143
Net investment income not yet distributed		742,573
Net realized capital losses		(315,083)
Net unrealized capital gains		66,695,731

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$489,972,364		13,450,001		$36.43

94 See financial notes

 Schwab U.S. Small-Cap ETF

Statement of
Operations
For September 1, 2010 through February 28, 2011 (unaudited)

Investment Income

Dividends (net of foreign withholding tax of $138)		$2,543,130
Interest		685
Securities on loan	+	9,396

Total investment income		2,553,211

Expenses

Investment adviser fees		205,906

Total expenses	−	205,906

Net investment income		2,347,305

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(635,261)
Net realized gains on in-kind redemptions	+	790,881

Net realized gains		155,620
Net unrealized gains on investments	+	88,701,739

Net realized and unrealized gains		88,857,359

Net increase in net assets resulting from operations		$91,204,664

See financial notes 95

 Schwab U.S. Small-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			10/30/09*-8/31/10
Net investment income		$2,347,305	$1,132,581
Net realized gains		155,620	5,754,921
Net unrealized gains (losses)	+	88,701,739	(22,006,008)

Net increase (decrease) in net assets resulting from operations		91,204,664	(15,118,506)

Distributions to Shareholders

Distributions from net investment income		($1,860,925)	($881,000)

Transactions in Fund Shares

		9/1/10-2/28/11		10/30/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		6,350,000	$213,014,904	9,300,001	$265,207,908
Shares Redeemed	+	(200,000)	(5,695,887)	(2,000,000)	(55,898,794)

Net transactions in fund shares		6,150,000	$207,319,017	7,300,001	$209,309,114

Shares Outstanding and Net Assets

		9/1/10-2/28/11		10/30/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,300,001	$193,309,608	—	$—
Total increase	+	6,150,000	296,662,756	7,300,001	193,309,608

End of period		13,450,001	$489,972,364	7,300,001	$193,309,608

Net investment income not yet distributed			$742,573		$256,193

*	Commencement of operations.

96 See financial notes

 Schwab U.S. ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)
Schwab U.S. Broad Market ETF	Schwab International Equity ETF
Schwab U.S. Large-Cap ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. TIPS ETF
Schwab U.S. Mid-Cap ETF	Schwab U.S. Short-Term U.S. Treasury ETF
Schwab U.S. Small-Cap ETF	Schwab U.S. Intermediate-Term U.S. Treasury ETF
Schwab U.S. REIT ETF

The funds issue and redeem shares at their net assets value (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each fund will approximate its NAV, there may be times when the market price and the NAV vary significantly.

Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF and Schwab U.S. Small-Cap ETF commenced operations on October 30, 2009. Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large-Cap Value ETF commenced operations on December 9, 2009. Schwab U.S. Mid-Cap ETF commenced operations on January 12, 2011.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 97

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of February 28, 2011:

Schwab U.S. Broad Market ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$688,045,405	$—	$—	$688,045,405
Other Investment Company(a)	251,622	—	—	251,622
Corporate Bond(a)	—	1,287	—	1,287

Total	$688,297,027	$1,287	$—	$688,298,314

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,690,839	$—	$—	$1,690,839

98

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab U.S. Large-Cap ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$485,299,314	$—	$—	$485,299,314
Other Investment Company(a)	157,893	—	—	157,893

Total	$485,457,207	$—	$—	$485,457,207

Other Financial Instruments
Collateral Invested for Securities on Loan	$839,035	$—	$—	$839,035

Schwab U.S. Large-Cap Growth ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$298,560,435	$—	$—	$298,560,435
Other Investment Company(a)	68,229	—	—	68,229

Total	$298,628,664	$—	$—	$298,628,664

Other Financial Instruments
Collateral Invested for Securities on Loan	$623,485	$—	$—	$623,485

Schwab U.S. Large-Cap Value ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$177,692,428	$—	$—	$177,692,428
Other Investment Company(a)	93,278	—	—	93,278

Total	$117,785,706	$—	$—	$117,785,706

Other Financial Instruments
Collateral Invested for Securities on Loan	$211,677	$—	$—	$211,677

Schwab U.S. Mid-Cap ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$40,777,641	$—	$—	$40,777,641
Other Investment Company(a)	15,205	—	—	15,205

Total	$40,792,846	$—	$—	$40,792,846

Other Financial Instruments
Collateral Invested for Securities on Loan	$273,842	$—	$—	$273,842

 99

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab U.S. Small-Cap ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$488,995,170	$—	$16,462	$489,011,632
Corporate Bond(a)	—	1,994	—	1,994
Other Investment Company(a)	534,928	—	—	534,928

Total	$489,530,098	$1994	$16,462	$489,548,554

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,735,648	$—	$—	$5,735,648

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Net
	Balance	Net	Change in				Balance
	as of	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Gain	Gains	Purchases	Transfers	Transfers	February 28,
Investments in Securities	2010	(Losses)	(Losses)	(Sales)	in	out	2011

Common Stock	$—	$(72)	$(16,570)	$12,658	$20,446	$—	$16,462

All net realized and change in unrealized gains (losses) on Level 3 investments in the tables above are reflected on the accompanying Statements of Operations. Changes in net unrealized gains (losses) for Level 3 Investments held by the Schwab U.S. Small-Cap ETF at February 28, 2011 are ($16,570).

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the current period ended February 28, 2011. There were no significant transfers between Level 1 and Level 2 for the period ended February 28, 2011. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Portfolio Investments:

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of their securities to another party (the “borrower”). When the fund lends securities, the borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

100

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

(f) Distributions to Shareholders:

The funds make distributions from net investment income every quarter and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates, and these estimates may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to the fund to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as described in the funds’ prospectus, including, but not limited to, those described below:

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investments in a fund will fluctuate, which means that the investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Historically, small and mid company stocks have been riskier than large company stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Smaller companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds, large-cap stocks and mid-cap stocks — a fund’s performance, to the extent invested in small-cap stocks, also will lag those other types of investments.

 101

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

The funds are not actively managed. Therefore, the funds follow the stocks included in the index during upturns as well as downturns. Because of its indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the funds’ performance is normally below that of the index.

Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, these funds are subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because these funds use a sampling approach, they may not track the return of the index as well as they would if the funds purchased all of the equity securities in the index.

A fund’s returns may not match the return of its index due to differences between a fund’s securities and those in the index. Tracking error also may be attributable to a fund’s inability to match the securities’ weighting to its index or due to regulatory, operational or liquidity constraints. A fund also incurs fees and expenses while the index does not, which may result in tracking error.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

To the extent that the funds’ or the indices’ portfolios are concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

A fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Schwab U.S.		Schwab U.S.	Schwab U.S.
Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab
Market ETF	Large-Cap ETF	Growth ETF	Value ETF	Mid-Cap ETF	Small-Cap ETF

0.06%	0.08%	0.13%	0.13%	0.13%	0.13%

The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

102

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates, including investing in outstanding shares of The Charles Schwab Corporation. Below is a summary of investing and income activity involving The Charles Schwab Corporation during the period ended February 28, 2011:

	Balance
	of Shares			Balance		Realized	Dividends
	Held at			of Shares	Market	Gain (Loss)	Received
	Beginning	Gross	Gross	Held at	Value at	During	During
Fund	of Period	Additions	Sales	2/28/11	2/28/11	Period	Period

Schwab U.S. Broad Market ETF	22,134	23,764	(1,036)	44,862	$851,032	$3,208	$4,173
Schwab U.S. Large-Cap ETF	25,882	14,220	(4,490)	35,612	675,560	12,747	3,887
Schwab U.S. Large-Cap Growth ETF	22,422	23,807	(1,297)	44,932	852,360	(5,535)	4,177

The funds may engage in direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the period ended February 28, 2011, there were no security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street Bank and Trust Company also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or an affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2011, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab U.S. Broad Market ETF	$13,278,122	$9,525,170
Schwab U.S. Large-Cap ETF	12,163,937	9,927,937
Schwab U.S. Large-Cap Growth ETF	9,399,721	7,977,862
Schwab U.S. Large-Cap Value ETF	5,391,268	4,778,002
Schwab U.S. Mid-Cap ETF	348,855	142,185
Schwab U.S. Small-Cap ETF	22,569,455	13,931,458

 103

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

8. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended February 28, 2011 were as follows:

	In-kind Purchases	In-kind Sales

Schwab U.S. Broad Market ETF	$330,923,179	$14,840,126
Schwab U.S. Large-Cap ETF	179,432,128	51,917,903
Schwab U.S. Large-Cap Growth ETF	145,991,724	1,347,160
Schwab U.S. Large-Cap Value ETF	70,892,338	1,272,853
Schwab U.S. Mid-Cap ETF	39,575,957	—
Schwab U.S. Small-Cap ETF	210,329,150	5,646,618

For period ended February 28, 2011, certain funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2011 are disclosed in the Funds’ Statements of Operations.

9. Federal Income Taxes

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2010, capital losses deferred for each fund were as follows:

	Schwab U.S.		Schwab U.S.	Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.
	Market ETF	Large-Cap ETF	Growth ETF	Value ETF	Mid-Cap ETF	Small-Cap ETF

Deferred capital losses	$132,136	$115,105	$90,359	$113,939	$—	$374,065

Management has reviewed the funds’ tax positions taken for its open income tax period ended August 31, 2010, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

104

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 105

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on November 18, 2010, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to the Schwab U.S. Mid-Cap ETF (the “Fund”) under the investment advisory agreement between Schwab Strategic Trust (the “Trust’) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Fund under the Agreement. The Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees approved the Agreement with respect to the Fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:

1.	the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	CSIM’s investment performance in managing other Fund having relevant investment objectives and strategies;

3.	the Fund’s estimated expenses and how those expenses compared to those of certain other comparable exchange-traded funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement relating to the Fund reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates will dedicate to the Fund. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features may be expected to benefit the Fund and its shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.

Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds having comparable investment objectives in determining whether to approve the Agreement. The trustees also considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark that would be used to compare the performance of the Fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the trustees considered the rate of compensation called for by the Agreement, and the Fund’s estimated net operating expense ratio in comparison to those of other comparable exchange-traded funds. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by similar exchange-traded funds tracking equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied

106

levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.

Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders through various efficiencies that may result from increases in the Fund’s assets. The Board determined that such economies of scale will be shared by way of the relatively low advisory fee and unitary fee structure of the Fund, although the Board will continue to monitor fees as the Fund grows in size and assess whether breakpoints may be warranted. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement as it relates to the Fund and concluded that the compensation under the Agreement relating to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 107

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired. Consulting Managing Director, PIMCO (investment adviser) (January 2003 – December 2008); Managing Director, PIMCO (February 1999 – December 2002); President and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust (investments) (February 1994 – May 2005).	13	Independent Director and Chairman of Corporate Governance/Nominating Committee, PS Business Parks, Inc. (2005 – present).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (1997 – 2008).
Trustee and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Trustee, PCIM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Mark A. Goldfarb 1952 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Founder and Managing Director, SS&G Financial Services (financial services) (May 1987 – present).	13	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (June 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	13	None

108

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 109

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

110

Notes

Notes

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market making them solid investment options for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the Schwab ETFs’ website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54789-01

Semiannual report dated February 28, 2011 enclosed.

Schwab International ETFs

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

Go paperless today.

Simplify your financial life
by viewing these documents online.
Sign up at schwab.com/paperless

This wrapper is not part of the shareholder report.

Schwab International ETFs

Semiannual Report
February 28, 2011

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for the Report Period*

Schwab International Equity ETFtm (Ticker Symbol: SCHF)

NAV Return[1]	24.03%
Market Price Return[1]	24.99%
FTSE Developed ex-US Index	24.21%
ETF Category: Morningstar Foreign Large-Cap Blend[2]	30.19%

Performance Details	pages 6-7

Schwab International Small-Cap Equity ETFtm (Ticker Symbol: SCHC)

NAV Return[1]	29.26%
Market Price Return[1]	29.76%
FTSE Developed Small Cap ex-US Liquid Index	29.53%
ETF Category: Morningstar Foreign Small/Mid Growth[2]	29.05%

Performance Details	pages 8-9

Schwab Emerging Markets Equity ETFtm (Ticker Symbol: SCHE)

NAV Return[1]	14.70%
Market Price Return[1]	15.53%
FTSE All-Emerging Index	14.93%
ETF Category: Morningstar Diversified Emerging Markets[2]	14.05%

Performance Details	pages 10-11

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF. Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	The report period covers the six months beginning September 1, 2010 through February 28, 2011.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

[2]	The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab International ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Over the last six months, the global equity markets rebounded from the 2008 financial crisis.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab International ETFs for the six-month period that ended February 28, 2011.

Over the last six months, the global equity markets rebounded from the 2008 financial crisis. Currencies overseas appreciated and many countries experienced robust economic growth, boosted by strong corporate earnings. The United States, an important trading partner for many international companies, began to show signs of positive economic trends, rallied by the U.S. Federal Reserve’s actions to spur economic growth through accommodative monetary policy.

The global economy was not without its hiccups, however. By the end of 2010, Europe’s weakest economies had received help from their stronger neighbor nations. Political upheaval in the Middle East and northern Africa roiled oil and other commodities markets. Inflation also began to concern many policy makers and investors who viewed the Federal Reserve’s monetary policy as too stimulative.

Despite these issues, international equities rewarded investors with double-digit positive returns, as evidenced by the ETFs’ three comparative indexes. A broad index of large and mid-capitalization companies in developed countries outside the United States, the FTSE Developed ex-US Index, returned 24.2% during the reporting period. The FTSE Developed Small Cap ex-US Liquid Index of small capitalization stocks overseas returned 29.5% and the FTSE All-Emerging Index of large- and mid-capitalization stocks in developing countries returned 14.9%.

All three of the Schwab International ETFs generated investment returns that were consistent with returns of their respective comparative indexes. For details about each fund’s performance, please see the managers’ discussion and analysis in the following pages.

Thank you for investing in the Schwab International ETFs. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabetfs.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

Schwab International ETFs 3

The Investment Environment

Under the umbrella of the Federal Reserve implementing its second phase of quantitative easing (QE2) in November 2010, which included buying an additional $600 billion in longer-term U.S. Treasuries, two themes prevailed during the six-month period under review. First, the Fed maintained its stance of keeping the federal funds rate between 0−0.25%, a range that has been in place since December 2008. Second, strong corporate earnings and balance sheets gave rise to merger and acquisition activity. As a consequence, U.S. and international equity markets benefited from the strong corporate earnings, and investors who had been willing to take on the additional risk associated with the equity markets were generally rewarded.

With this as a backdrop, U.S. and international stock markets reported strong returns. For example, the S&P 500 Index® returned 27.73%, the MSCI EAFE® Index returned 23.89%, and the MSCI Emerging Markets Index returned 15.03%.

In addition to the U.S. equity markets benefiting from strong corporate earnings, there was also some improvement seen in Gross Domestic Product (GDP) growth and in unemployment. GDP growth for the fourth quarter of 2010 was 3.1%, up slightly from the 2.6% reported for the third quarter of 2010, and the national unemployment rate was 8.9% for February 2011, compared to 9.6% reported for September 2010 (the beginning of the six-month reporting period).

Signs of strength in the global equity markets came from countries such as Russia, Sweden, Germany, and Canada, where all four reported returns of over 30%. However, economies in other countries continued to suffer under unresolved hardship. Ongoing turmoil in some of the euro-zone countries remained intact. Examples included Ireland’s banking industry continuing its struggle to manage heavy debt against high unemployment and some of the economies in southern Europe facing similar challenges.

The political uprisings in the Middle East, especially in Egypt and Libya, became the impetus for rising energy prices, as fears that routine transit routes would be disrupted arose. Consequently, Energy was one of the strongest performing sectors on a global level. Industrials and Information Technology also had good returns, while the Utilities Sector was one of the weaker, albeit still positive, performers.

Overall, the U.S. and global equity markets had strong returns that provided investors willing to take on the associated risks with the opportunity for capturing market returns.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

27.73%	S&P 500® Index: measures U.S. large-cap stocks

37.55%	Russell 2000® Index: measures U.S. small-cap stocks

23.89%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−0.83%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.07%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab International ETFs

Fund Management

Agnes Hong, CFA, a managing director and portfolio manager of the Adviser, has day-to-day responsibility for co-management of the funds. Prior to joining the firm in September 2009, she worked for more than five years as a portfolio manager for a major asset management firm.

Ferian Juwono, CFA, a managing director and portfolio manager of the Adviser, has day-to-day responsibility for co-management of the funds. Prior to joining the firm in May 2010, he was a portfolio manager at a major asset management firm for three years. Before that position, he was a senior business analyst at a major financial firm for nearly two years. In addition, he was a senior financial analyst at a regional banking firm for four years.

Schwab International ETFs 5

Schwab International Equity ETF™

The Schwab International Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex-US Index (the index). The index includes the top 90% of market capitalization companies from eligible Global Equity ex U.S. Investable Stock (GEIS) securities in developed markets, as defined by FTSE. The index is comprised of approximately 85% large-cap and 15% mid-cap stocks. The fund invests in a representative sample of securities included in the index that collectively has a similar profile to the index. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.

During the six-month period that ended February 28, 2011, the fund’s market price return was 24.99% and its NAV return was 24.03%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 24.21% during the same period.

All countries reported positive returns for the fund and the index. The best performing markets were Norway, Austria and Sweden, all returning over 30%, while most Asian markets reported lower returns. The United Kingdom and Japan, both with average weights of over 17% of the fund and index, were the top contributors, while Greece was the bottom contributor to the fund and index returns.

As of 2/28/11:

 Statistics

Number of Holdings	862
Weighted Average Market Cap ($ x 1,000,000)	$50,178
Price/Earnings Ratio (P/E)	22.6
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[2]	4%

 Sector Weightings % of Investments

Financials	25.4%
Industrials	12.5%
Materials	11.9%
Consumer Discretionary	9.7%
Energy	9.3%
Consumer Staples	9.0%
Health Care	6.4%
Information Technology	5.8%
Telecommunication Services	5.1%
Utilities	4.7%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Nestle S.A. - Reg’d	1.4%
HSBC Holdings plc	1.4%
Vodafone Group plc	1.1%
BHP Billiton Ltd.	1.0%
BP plc	1.0%
Novartis AG - Reg’d	0.9%
Total S.A.	0.9%
Royal Dutch Shell plc, A Shares	0.9%
Samsung Electronics Co., Ltd. GDR - Reg’d	0.8%
Siemens AG - Reg’d	0.8%
Total	10.2%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Not annualized.

6 Schwab International ETFs

 Schwab International Equity ETFtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab International Equity ETFtm (11/3/09)
NAV Return[2]	24.03%	20.78%	14.69%
Market Price Return[2]	24.99%	21.02%	15.29%
FTSE Developed ex-US Index	24.21%	21.45%	15.02%
ETF Category: Morningstar Foreign Large Blend[3]	30.19%	24.57%	17.97%

Fund Expense Ratio4: 0.13%

 Style Assessment5

 Country Weightings % of Investments

Japan	17.9%
United Kingdom	16.1%
Canada	9.1%
France	8.8%
Australia	7.2%
Germany	7.0%
Switzerland	6.4%
Republic of Korea	3.9%
Netherlands	3.7%
Hong Kong	3.6%
Other Countries	16.3%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/11, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab International ETFs 7

Schwab International Small-Cap Equity ETF™

The Schwab International Small-Cap Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex-US Liquid Index (the index). The index includes the bottom 10% of market capitalization from eligible Global Equity ex U.S. Investable Stock (GEIS) securities with a minimum float-adjusted market capitalization of $150M in developed markets, as defined by FTSE. The fund invests in a representative sample of securities included in the index that collectively has a similar profile to the index. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.

During the six-month period that ended February 28, 2011, the fund’s market price return was 29.76% and its NAV return was 29.26%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 29.53% during the same period.

All countries reported positive returns for the fund and the index. The best performing markets were Norway and Sweden, both returning over 40%, while most Asian markets reported lower returns. Canada, with an average weight of over 19% of the fund and index, was the top contributor, while Greece and New Zealand were the bottom contributors to the fund and index returns.

As of 2/28/11:

 Statistics

Number of Holdings	899
Weighted Average Market Cap ($ x 1,000,000)	$2,389
Price/Earnings Ratio (P/E)	38.5
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[2]	10%

 Sector Weightings % of Investments

Industrials	23.2%
Financials	17.0%
Consumer Discretionary	15.1%
Materials	14.8%
Energy	8.9%
Information Technology	8.1%
Consumer Staples	5.4%
Health Care	4.3%
Utilities	2.0%
Telecommunication Services	0.9%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Subsea 7 S.A.	0.5%
Onex Corp.	0.3%
Athabasca Oil Sands Corp.	0.3%
Viterra, Inc.	0.3%
Gildan Activewear, Inc.	0.3%
Metro, Inc., A Shares	0.3%
The Weir Group plc	0.3%
Sino-Forest Corp.	0.3%
Sulzer AG - Reg’d	0.3%
Hexagon AB, B Shares	0.3%
Total	3.2%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Not annualized.

8 Schwab International ETFs

 Schwab International Small-Cap Equity ETFtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

January 14, 2010 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab International Small-Cap Equity ETFtm (1/14/10)
NAV Return[2]	29.26%	30.87%	19.02%
Market Price Return[2]	29.76%	30.87%	19.84%
FTSE Developed Small Cap ex-US Liquid Index	29.53%	32.34%	20.10%
ETF Category: Morningstar Foreign Small/Mid Growth[3]	29.05%	28.75%	16.60%

Fund Expense Ratio4: 0.35%

 Style Assessment5

 Country Weightings % of Investments

Canada	17.3%
United Kingdom	17.3%
Japan	13.2%
Australia	6.1%
Germany	5.5%
Switzerland	5.3%
France	4.9%
Hong Kong	4.1%
Sweden	3.7%
Republic of Korea	2.9%
Other Countries	19.7%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Investments in smaller companies typically exhibit higher volatility.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/11, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab International ETFs 9

Schwab Emerging Markets Equity ETF™

The Schwab Emerging Markets Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE All-Emerging Index (the index). The index includes the top 90% of market capitalization from eligible Global Equity ex U.S. Investable Stock (GEIS) securities in emerging markets, as defined by FTSE. The index is comprised of approximately 85% large-cap and 15% mid-cap stocks. The fund invests in a representative sample of securities included in the index that collectively has a similar profile to the index. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.

During the six-month period that ended February 28, 2011, the fund’s market price return was 15.53% and its NAV return was 14.70%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 14.93% during the same period.

Most countries reported positive returns for the fund and the index. The best performing markets were Russia, Mexico and Poland, while United Arab Emirates and Egypt were the weakest performing markets. Brazil, with an average weight of approximately 19% of the fund and index, was the top contributor, while Egypt was the worst detractor to the fund and index returns.

As of 2/28/11:

 Statistics

Number of Holdings	491
Weighted Average Market Cap ($ x 1,000,000)	$61,499
Price/Earnings Ratio (P/E)	17.4
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate[2]	3%

 Sector Weightings % of Investments

Financials	25.2%
Energy	19.1%
Materials	16.1%
Information Technology	8.7%
Telecommunication Services	8.3%
Consumer Staples	6.6%
Industrials	6.4%
Consumer Discretionary	4.6%
Utilities	3.5%
Health Care	0.9%
Other	0.6%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Petroleo Brasileiro S.A. ADR, Pfd	2.7%
Petroleo Brasileiro S.A. ADR	2.0%
Gazprom ADR	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.7%
Vale S.A. ADR	1.7%
America Movil S.A.B. de C.V., Series L	1.6%
China Construction Bank Corp., H Shares	1.5%
China Mobile Ltd.	1.5%
Vale S.A. ADR	1.4%
Itau Unibanco Holding S.A. ADR	1.3%
Total	17.3%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Not annualized.

10 Schwab International ETFs

 Schwab Emerging Markets Equity ETFtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

January 14, 2010 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab Emerging Markets Equity ETFtm (1/14/10)
NAV Return[2]	14.70%	20.50%	10.26%
Market Price Return[2]	15.53%	20.37%	11.25%
FTSE All-Emerging Index	14.93%	21.65%	11.23%
ETF Category: Morningstar Diversified Emerging Markets[3]	14.05%	19.16%	10.15%

Fund Expense Ratio4: 0.25%

 Style Assessment5

 Country Weightings % of Investments

Brazil	19.3%
China	16.5%
Taiwan	12.7%
India	10.2%
South Africa	9.6%
Russia	9.4%
Mexico	5.7%
Malaysia	4.1%
Indonesia	2.5%
Chile	1.9%
Other Countries	8.1%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/11, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab International ETFs 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as brokerage commissions and redemption fees; and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2010 and held through February 28, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees and brokerage commissions you may pay when purchasing or redeeming shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/10	at 2/28/11	9/1/10–2/28/11

Schwab International Equity ETFtm
Actual Return	0.13%	$1,000	$1,240.30	$0.72
Hypothetical 5% Return	0.13%	$1,000	$1,024.15	$0.65

Schwab International Small-Cap Equity ETFtm
Actual Return	0.35%	$1,000	$1,292.50	$1.99
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76

Schwab Emerging Markets Equity ETFtm
Actual Return	0.25%	$1,000	$1,147.00	$1.33
Hypothetical 5% Return	0.25%	$1,000	$1,023.55	$1.25

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

12 Schwab International ETFs

Schwab International Equity ETF™

Financial Statements

Financial Highlights

	9/1/10–		10/30/09[1]–
	2/28/11*		8/31/10

Per-Share Data ($)

Net asset value at beginning of period	23.82		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.38
Net realized and unrealized gains (losses)	5.51		(1.52)

Total from investment operations	5.68		(1.14)
Less distributions:
Distributions from net investment income	(0.47)		(0.04)

Net asset value at end of period	29.03		23.82

Total return (%)	24.03	[2]	(4.57)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[3]	0.14	[3,4]
Gross operating expenses	0.13	[3]	0.14	[3]
Net investment income (loss)	1.77	[3]	2.94	[3]
Portfolio turnover rate[5]	4	[2]	6	[2]
Net assets, end of period ($ x 1,000)	571,923		285,869

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended August 31, 2010 is a blended rate.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 13

 Schwab International Equity ETF

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	504,371,990	565,782,975
0.3%	Preferred Stock	1,105,949	1,483,609
0.2%	Other Investment Company	920,973	920,973
—%	Rights	5,493	1,868

99.4%	Total Investments	506,404,405	568,189,425
0.1%	Collateral Invested for Securities on Loan	902,696	902,696
0.5%	Other Assets and Liabilities, Net		2,831,314

100.0%	Net Assets		571,923,435

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Australia 7.1%

Banks 2.0%
Australia & New Zealand Banking Group Ltd.	99,288	2,439,663
Bank of Queensland Ltd.	9,456	94,846
Bendigo & Adelaide Bank Ltd.	18,518	176,500
Commonwealth Bank of Australia	64,616	3,494,556
National Australia Bank Ltd.	89,832	2,360,079
Westpac Banking Corp.	122,928	2,945,428

		11,511,072

Capital Goods 0.1%
CSR Ltd.	13,262	46,996
GWA International Ltd.	34,475	117,956
Leighton Holdings Ltd. (a)	4,531	142,755

		307,707

Commercial & Professional Services 0.1%
Brambles Ltd.	68,753	495,679

Consumer Services 0.2%
Crown Ltd.	26,792	227,807
Flight Centre Ltd.	3,743	84,234
TABCORP Holdings Ltd.	53,190	412,183
Tatts Group Ltd. (a)	157,797	390,464

		1,114,688

Diversified Financials 0.2%
ASX Ltd.	8,865	328,772
Challenger Ltd.	18,518	95,416
IOOF Holdings Ltd.	16,745	132,660
Macquarie Group Ltd.	11,820	455,815

		1,012,663

Energy 0.4%
Aquila Resources Ltd. *	843	7,468
New Hope Corp., Ltd.	15,760	77,835
Origin Energy Ltd.	38,218	647,974
Paladin Energy Ltd. *	27,186	136,757
Santos Ltd.	35,460	516,357
Woodside Petroleum Ltd.	21,285	921,817
WorleyParsons Ltd.	9,653	296,364

		2,604,572

Food & Staples Retailing 0.5%
Metcash Ltd.	60,873	251,667
Wesfarmers Ltd.	36,839	1,237,559
Wesfarmers Ltd., Price Protected Shares	8,471	287,246
Woolworths Ltd.	44,719	1,224,044

		3,000,516

Food, Beverage & Tobacco 0.2%
Coca-Cola Amatil Ltd.	37,430	451,662
Elders Ltd. *	82,543	43,288
Foster’s Group Ltd.	101,455	590,943
Goodman Fielder Ltd.	100,470	127,374

		1,213,267

Health Care Equipment & Services 0.1%
Cochlear Ltd.	1,576	124,118
Sigma Pharmaceuticals Ltd. *	271,269	122,924
Sonic Healthcare Ltd.	12,411	142,558

		389,600

Insurance 0.3%
AMP Ltd.	76,239	412,237
AXA Asia Pacific Holdings Ltd.	49,447	319,231
Insurance Australia Group Ltd.	101,258	376,355
QBE Insurance Group Ltd.	28,171	520,374
Suncorp Group Ltd.	26,595	228,028

		1,856,225

Materials 1.9%
Adelaide Brighton Ltd.	22,261	74,806
Alumina Ltd.	83,922	203,389
Amcor Ltd.	73,481	517,794
BHP Billiton Ltd.	121,943	5,725,688
Boral Ltd.	23,443	131,296
DuluxGroup Ltd.	13,593	38,480
Fortescue Metals Group Ltd. *	80,770	546,127
Iluka Resources Ltd. *	29,156	315,006
Incitec Pivot Ltd.	76,436	341,695
Newcrest Mining Ltd.	21,670	836,985
Nufarm Ltd. *	8,077	43,180
OneSteel Ltd.	49,250	135,408
Orica Ltd.	13,593	356,702
OZ Minerals Ltd.	108,153	178,414
Rio Tinto Ltd.	17,730	1,533,365
Sims Metal Management Ltd.	9,062	173,668

		11,152,003

Media 0.0%
Consolidated Media Holdings Ltd.	30,141	92,385

14 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	26,398	956,966

Real Estate 0.6%
CFS Retail Property Trust	166,268	318,304
Commonwealth Property Office Fund	215,542	187,661
Dexus Property Group	242,901	211,481
Goodman Group	199,955	142,530
GPT Group	83,797	264,525
Lend Lease Group	27,818	258,343
Mirvac Group	127,459	168,729
Stockland	115,245	445,945
Westfield Group	101,258	1,005,332
Westfield Retail Trust	101,258	275,306

		3,278,156

Software & Services 0.0%
Computershare Ltd.	25,216	245,733

Telecommunication Services 0.1%
Telstra Corp., Ltd.	144,992	411,192

Transportation 0.1%
Asciano Group *	100,864	180,256
MAP Group	23,650	74,416
Qantas Airways Ltd. *	61,070	144,897
Transurban Group	87,862	477,769

		877,338

Utilities 0.1%
AGL Energy Ltd.	24,822	367,264

		40,887,026

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	11,041	583,306
Raiffeisen Bank International Holding AG	5,713	343,250

		926,556

Capital Goods 0.0%
Strabag SE	2,167	63,782

Energy 0.1%
OMV AG	7,092	301,700

Insurance 0.0%
Vienna Insurance Group AG	1,773	101,910

Materials 0.1%
Voestalpine AG	7,289	337,012

Real Estate 0.0%
Immofinanz AG *	36,304	160,458

Telecommunication Services 0.0%
Telekom Austria AG	8,668	123,913

		2,015,331

Belgium 0.7%

Banks 0.1%
Dexia S.A. *	39,862	174,147
KBC GROEP N.V. *	8,471	354,514

		528,661

Diversified Financials 0.1%
Compagnie Nationale a Portefeuille/Nationale Portefeuille Maatschappij	1,379	77,368
Groupe Bruxelles Lambert S.A.	3,546	326,189

		403,557

Food & Staples Retailing 0.0%
Colruyt S.A.	3,940	198,222

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	30,732	1,715,498

Insurance 0.1%
Ageas	111,502	354,215

Materials 0.1%
Solvay S.A.	1,379	161,898
Umicore	3,349	168,859

		330,757

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	5,713	212,578

Telecommunication Services 0.0%
Belgacom S.A.	4,728	177,461

		3,920,949

Canada 9.1%

Automobiles & Components 0.0%
Magna International, Inc.	5,000	245,498

Banks 2.1%
Bank of Montreal	19,700	1,252,488
Bank of Nova Scotia	39,400	2,425,735
Canadian Imperial Bank of Commerce	19,700	1,661,426
Royal Bank of Canada	59,100	3,443,937
The Toronto-Dominion Bank	39,400	3,286,871

		12,070,457

Capital Goods 0.2%
Bombardier, Inc., B Shares	78,800	505,361
Finning International, Inc.	19,700	558,930

		1,064,291

Energy 2.5%
Cameco Corp.	19,700	799,078
Canadian Natural Resources Ltd.	30,500	1,531,338
Cenovus Energy, Inc.	39,400	1,526,192
Crescent Point Energy Corp.	5,000	241,034
Enbridge, Inc.	19,700	1,173,449
EnCana Corp.	39,400	1,276,745
Husky Energy, Inc.	19,700	605,827
Imperial Oil Ltd.	19,700	1,022,649
MEG Energy Corp. *	3,000	150,839
Nexen, Inc.	19,700	535,885
Pacific Rubiales Energy Corp.	6,600	220,508
Suncor Energy, Inc.	59,100	2,768,977
Talisman Energy, Inc.	39,400	974,741
TransCanada Corp.	39,400	1,578,345

		14,405,607

Food & Staples Retailing 0.2%
Shoppers Drug Mart Corp.	19,700	832,836

See financial notes 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	19,700	832,027

Insurance 0.7%
Great-West Lifeco, Inc.	19,700	554,483
Manulife Financial Corp.	78,800	1,484,550
Power Corp. of Canada	19,700	593,496
Power Financial Corp.	19,700	639,383
Sun Life Financial, Inc.	19,700	652,321

		3,924,233

Materials 2.0%
Agnico-Eagle Mines Ltd.	1,500	105,125
Barrick Gold Corp.	39,400	2,073,195
First Quantum Minerals Ltd.	1,300	168,745
Goldcorp, Inc.	39,400	1,876,306
IAMGOLD Corp.	2,600	54,932
Ivanhoe Mines Ltd. *	22,085	623,651
Kinross Gold Corp.	21,700	342,907
Osisko Mining Corp. *	19,700	270,874
Potash Corp. of Saskatchewan, Inc.	59,100	3,630,112
Silver Wheaton Corp. *	19,700	834,857
Teck Resources Ltd., Class B	19,700	1,086,527
Yamana Gold, Inc.	19,700	249,649

		11,316,880

Media 0.2%
Shaw Communications, Inc., B Shares	19,700	418,237
Thomson Reuters Corp.	19,700	774,618

		1,192,855

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	19,700	666,268
Brookfield Properties Corp.	39,400	688,909

		1,355,177

Software & Services 0.1%
CGI Group, Inc., A Shares *	19,700	391,554

Technology Hardware & Equipment 0.2%
Research In Motion Ltd. *	19,700	1,296,757

Telecommunication Services 0.3%
BCE, Inc.	19,700	728,125
Rogers Communications, Inc., B Shares	19,700	693,356

		1,421,481

Transportation 0.3%
Canadian National Railway Co.	19,700	1,436,439

		51,786,092

Denmark 1.0%

Banks 0.1%
Danske Bank A/S *	32,308	759,505

Capital Goods 0.1%
FLSmidth & Co. A/S	2,167	190,683
Vestas Wind Systems A/S *	9,259	319,205

		509,888

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	5,319	566,574
Danisco A/S	1,576	193,274

		759,848

Health Care Equipment & Services 0.0%
Coloplast A/S, B Shares	591	83,317
William Demant Holding A/S *	1,182	100,396

		183,713

Materials 0.1%
Novozymes A/S, B Shares	1,773	248,143

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Novo Nordisk A/S, B Shares	21,079	2,657,279

Transportation 0.1%
AP Moller - Maersk AS, A Shares	20	193,031
AP Moller - Maersk AS, B Shares	20	198,774

		391,805

		5,510,181

Finland 0.9%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	5,516	224,295

Capital Goods 0.2%
Kone Oyj, B Shares	9,456	516,548
Metso Oyj	2,758	142,698
Wartsila Oyj	4,728	363,739

		1,022,985

Energy 0.0%
Neste Oil Oyj	8,274	146,850

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	3,349	144,366

Insurance 0.1%
Sampo Oyj, A Shares	25,019	775,097

Materials 0.2%
Outokumpu Oyj	8,471	152,219
Rautaruukki Oyj	6,304	146,453
Stora Enso Oyj, R Shares	30,338	342,137
UPM-Kymmene Oyj	23,443	465,941

		1,106,750

Media 0.0%
Sanoma Oyj	2,955	65,017

Technology Hardware & Equipment 0.2%
Nokia Oyj	134,945	1,170,504

Utilities 0.1%
Fortum Oyj	24,231	751,353

		5,407,217

France 8.7%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, B Shares	6,219	506,791
PSA Peugeot S.A. *	8,274	331,585
Renault S.A. *	10,047	616,343

		1,454,719

Banks 1.1%
BNP Paribas	41,567	3,248,391
Credit Agricole S.A.	34,475	605,687
Natixis *	38,612	230,336

16 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Societe Generale	30,338	2,134,950

		6,219,364

Capital Goods 1.1%
Alstom S.A.	11,426	682,002
Bouygues S.A.	10,835	501,412
Compagnie de Saint-Gobain	21,276	1,273,166
Eiffage S.A.	2,561	152,615
Legrand S.A.	2,561	107,515
Safran S.A.	8,077	287,600
Schneider Electric S.A.	9,850	1,631,218
Thales S.A.	2,955	112,036
Vallourec S.A.	4,728	490,231
Vinci S.A.	19,897	1,198,753
Wendel	1,379	142,470

		6,579,018

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	2,955	228,357
Edenred *	11,820	311,741
Societe BIC S.A.	1,773	151,585

		691,683

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	3,743	539,989
Hermes International	1,773	386,309
LVMH Moet Hennessy Louis Vuitton S.A.	16,154	2,549,135

		3,475,433

Consumer Services 0.2%
Accor S.A.	11,820	556,301
Sodexo	7,486	515,587

		1,071,888

Diversified Financials 0.0%
Eurazeo	1,617	120,291

Energy 1.0%
Compagnie Generale De Geophysique-Veritas *	6,304	234,047
Technip S.A.	4,334	428,247
Total S.A.	82,740	5,075,197

		5,737,491

Food & Staples Retailing 0.3%
Carrefour S.A.	31,323	1,539,310
Casino Guichard Perrachon S.A.	2,561	251,074

		1,790,384

Food, Beverage & Tobacco 0.4%
Danone S.A.	24,231	1,520,445
Pernod Ricard S.A.	9,277	856,063

		2,376,508

Health Care Equipment & Services 0.1%
Essilor International S.A.	8,077	577,321

Household & Personal Products 0.2%
L’Oreal S.A.	10,638	1,237,756

Insurance 0.4%
AXA S.A.	89,455	1,880,511
CNP Assurances	7,092	157,413
SCOR SE	6,895	202,801

		2,240,725

Materials 0.4%
Air Liquide S.A.	10,473	1,356,991
Eramet	394	142,442
Lafarge S.A.	8,865	538,078

		2,037,511

Media 0.4%
Eutelsat Communications	2,561	102,280
JC Decaux S.A. *	2,167	70,022
Lagardere S.C.A.	5,122	230,700
PagesJaunes Groupe	4,137	40,381
Publicis Groupe	5,319	303,672
Societe Television Francaise 1	6,304	122,596
Vivendi	50,432	1,439,107

		2,308,758

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Sanofi-Aventis	46,098	3,183,528

Real Estate 0.2%
Gecina S.A.	985	127,708
Klepierre	3,546	138,434
Unibail-Rodamco SE *	3,743	753,245

		1,019,387

Retailing 0.1%
PPR	3,940	598,612

Software & Services 0.1%
Atos Origin S.A. *	2,561	148,370
Cap Gemini S.A.	5,713	334,097
Dassault Systemes S.A.	1,970	150,986

		633,453

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	111,896	554,374

Telecommunication Services 0.3%
France Telecom S.A.	74,269	1,644,363

Transportation 0.0%
Air France-KLM *	3,940	64,487

Utilities 0.8%
Electricite de France	13,396	597,910
GDF Suez	68,753	2,789,499
Suez Environnement S.A.	16,154	350,297
Veolia Environnement	20,685	680,826

		4,418,532

		50,035,586

Germany 6.7%

Automobiles & Components 0.7%
Bayerische Motoren Werke AG	13,987	1,135,562
Continental AG *	1,576	133,327
Daimler AG - Reg’d *	39,203	2,764,214
Volkswagen AG	985	149,653

		4,182,756

Banks 0.1%
Commerzbank AG *	40,582	350,100

Capital Goods 1.1%
GEA Group AG	8,471	262,025
Hochtief AG	2,561	252,524
MAN SE	6,304	801,139

See financial notes 17

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Siemens AG - Reg’d	35,066	4,726,593

		6,042,281

Consumer Durables & Apparel 0.1%
Adidas AG	9,456	607,319
Puma AG Rudolf Dassler Sport	394	117,274

		724,593

Consumer Services 0.0%
TUI AG *	14,381	188,639

Diversified Financials 0.6%
Deutsche Bank AG - Reg’d	41,370	2,661,593
Deutsche Boerse AG	8,865	681,275

		3,342,868

Food & Staples Retailing 0.1%
Metro AG	8,668	634,529

Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	7,092	469,938
Fresenius SE	3,349	305,801

		775,739

Household & Personal Products 0.1%
Beiersdorf AG	3,152	189,379
Henkel AG & Co. KGaA	3,349	171,149

		360,528

Insurance 0.7%
Allianz SE - Reg’d	18,912	2,727,059
Hannover Rueckversicherung AG - Reg’d	2,561	149,237
Muenchener Rueckversicherungs - Gesellschaft AG - Reg’d	8,077	1,349,313

		4,225,609

Materials 1.0%
BASF SE	30,535	2,541,463
HeidelbergCement AG	8,274	579,745
K&S AG	7,888	609,570
Lanxess AG	3,152	234,656
Linde AG	4,925	752,347
Salzgitter AG	1,970	163,693
ThyssenKrupp AG	15,760	655,861
Wacker Chemie AG	591	109,138

		5,646,473

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	34,869	2,705,689
Merck KGaA	2,561	231,725

		2,937,414

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	40,385	442,222

Software & Services 0.4%
SAP AG	36,248	2,188,874

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	126,474	1,702,314

Transportation 0.1%
Deutsche Lufthansa AG - Reg’d *	7,289	149,151
Deutsche Post AG - Reg’d	34,672	636,445

		785,596

Utilities 0.7%
E.ON AG	82,740	2,717,019
RWE AG	16,745	1,131,200

		3,848,219

		38,378,754

Greece 0.2%

Banks 0.1%
Alpha Bank A.E. ADR *	148,932	248,716
EFG Eurobank Ergasias SA *	6,385	40,920
National Bank of Greece S.A. ADR *	159,964	300,732

		590,368

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co. S.A. ADR	6,304	171,595

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. ADR	36,839	183,090

		945,053

Hong Kong 3.5%

Automobiles & Components 0.0%
Geely Automobile Holdings Ltd.	105,000	45,024

Banks 0.4%
BOC Hong Kong Holdings Ltd.	197,000	610,792
Dah Sing Banking Group Ltd.	171,360	281,158
Hang Seng Bank Ltd.	59,100	941,606
The Bank of East Asia Ltd.	118,200	512,154

		2,345,710

Capital Goods 0.6%
China High Speed Transmission Equipment Group Co., Ltd.	197,000	274,161
Hutchison Whampoa Ltd.	197,000	2,317,974
Jardine Matheson Holdings Ltd.	4,000	184,800
Johnson Electric Holdings Ltd.	211,000	132,736
Noble Group Ltd.	247,181	398,726

		3,308,397

Consumer Durables & Apparel 0.1%
C C Land Holdings Ltd.	197,000	65,758
Hutchison Harbour Ring Ltd.	394,000	51,089
Li Ning Co., Ltd.	98,500	185,641
Techtronic Industries Co., Ltd.	98,500	121,526

		424,014

Consumer Services 0.1%
China Travel International Investment Hong Kong Ltd. *	394,000	80,427
Galaxy Entertainment Group Ltd. *	197,000	252,663
Sands China Ltd. *	78,800	187,360
The Hongkong & Shanghai Hotels Ltd.	98,500	163,890

		684,340

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	59,100	1,279,249

Energy 0.0%
Mongolia Energy Co., Ltd. *	197,000	38,190

18 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.2%
China Huiyuan Juice Group Ltd.	98,500	60,320
China Mengniu Dairy Co., Ltd.	74,000	196,183
China Yurun Food Group Ltd.	197,000	623,438
Want Want China Holdings Ltd.	394,000	294,900

		1,174,841

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	98,500	732,192

Insurance 0.2%
AIA Group Ltd. *	315,200	920,614

Materials 0.0%
Huabao International Holdings Ltd.	197,000	248,616

Real Estate 0.9%
Cheung Kong (Holdings) Ltd.	40,000	621,891
Chinese Estates Holdings Ltd.	98,500	163,384
Hongkong Land Holdings Ltd.	197,000	1,349,450
Hopewell Holdings Ltd.	98,500	306,661
Kowloon Development Co., Ltd.	25,000	33,572
New World Development Co., Ltd.	197,000	355,094
Sino Land Co., Ltd.	50,000	90,896
Sun Hung Kai Properties Ltd.	115,000	1,854,374
Swire Pacific Ltd.	20,000	279,106
The Link REIT	98,500	304,131
The Wharf Holdings Ltd.	10,000	65,668

		5,424,227

Retailing 0.3%
Belle International Holdings Ltd.	197,000	342,448
Esprit Holdings Ltd.	59,248	289,807
GOME Electrical Appliances Holdings Ltd. *	788,000	269,103
Li & Fung Ltd.	30,000	181,791
Lifestyle International Holdings Ltd.	98,500	244,570
Parkson Retail Group Ltd.	197,000	278,713

		1,606,432

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	19,700	261,768
GCL Poly Energy Holdings Ltd. *	197,000	99,649

		361,417

Software & Services 0.1%
Alibaba.com Ltd.	14,000	26,098
Tencent Holdings Ltd.	19,700	523,030

		549,128

Technology Hardware & Equipment 0.0%
Lenovo Group Ltd.	394,000	237,741

Transportation 0.2%
Hopewell Highway Infrastructure Ltd.	1,182,000	851,315

		20,231,447

Ireland 0.4%

Banks 0.0%
The Governor & Company of the Bank of Ireland *	59,100	28,815

Commercial & Professional Services 0.1%
Experian plc	38,809	492,358

Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	4,531	164,591

Materials 0.1%
CRH plc	28,762	666,802

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Elan Corp. plc *	29,944	195,916
Shire plc	20,685	585,745

		781,661

Transportation 0.0%
Ryanair Holdings plc	11,021	51,299

		2,185,526

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M. *	44,916	204,586
Bank Leumi Le-Israel	26,595	122,972
Israel Discount Bank, A Shares *	36,057	73,069

		400,627

Capital Goods 0.0%
Clal Industries Ltd.	2,955	21,903
Delek Group Ltd.	197	47,046
Ormat Industries Ltd.	10,441	74,795

		143,744

Energy 0.0%
Delek Drilling - LP *	9,456	33,621

Materials 0.1%
Israel Chemicals Ltd.	18,518	307,739
The Israel Corp., Ltd. *	197	233,572

		541,311

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	35,460	1,791,354

Software & Services 0.0%
NICE Systems Ltd. *	1,970	67,706

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	64,813	176,234

		3,154,597

Italy 2.6%

Automobiles & Components 0.1%
Fiat S.p.A.	21,079	195,794
Pirelli & C S.p.A.	18,963	152,959

		348,753

Banks 0.7%
Banca Carige S.p.A.	42,158	101,784
Banca Monte dei Paschi di Siena S.p.A. *	122,731	163,753
Banca Popolare di Milano Scarl	26,398	106,903
Banco Popolare Societa Cooperatira	67,602	236,231
Intesa Sanpaolo	366,814	1,238,237
UniCredit S.p.A.	784,875	2,019,621
Unione di Banche Italiane S.c.p.A.	26,201	264,902

		4,131,431

Capital Goods 0.1%
Fiat Industrial S.p.A. *	21,079	294,637
Finmeccanica S.p.A.	17,533	219,644

		514,281

See financial notes 19

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.1%
Bulgari S.p.A.	8,865	94,036
Luxottica Group S.p.A.	7,683	238,871

		332,907

Consumer Services 0.0%
Autogrill S.p.A. *	9,062	128,294

Diversified Financials 0.1%
EXOR S.p.A.	3,743	114,305
Mediobanca S.p.A.	19,109	202,437

		316,742

Energy 0.6%
Eni S.p.A.	112,093	2,735,720
Saipem S.p.A.	13,790	697,111

		3,432,831

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	46,295	141,953

Insurance 0.2%
Assicurazioni Generali S.p.A.	65,207	1,476,148

Media 0.0%
Mediaset S.p.A.	35,066	225,699

Telecommunication Services 0.2%
Telecom Italia S.p.A.	494,470	773,113
Telecom Italia S.p.A. - RSP	177,497	235,107

		1,008,220

Transportation 0.1%
Atlantia S.p.A.	14,430	330,850

Utilities 0.4%
A2A S.p.A.	76,633	122,781
Enel S.p.A.	301,016	1,795,266
Snam Rete Gas S.p.A.	67,177	367,799
Terna-Rete Elettrica Nazionale S.p.A.	61,661	284,626

		2,570,472

		14,958,581

Japan 17.8%

Automobiles & Components 2.1%
Bridgestone Corp.	19,700	402,512
Denso Corp.	19,700	734,572
Honda Motor Co., Ltd.	59,100	2,557,177
Isuzu Motors Ltd.	6,000	26,877
Mazda Motor Corp.	10,000	25,632
Mitsubishi Motors Corp. *	394,000	557,842
NHK Spring Co., Ltd.	5,000	58,342
Nissan Motor Co., Ltd.	98,500	1,003,875
Nok Corp.	19,700	389,528
Sumitomo Rubber Industries Ltd.	19,700	212,076
Suzuki Motor Corp.	19,700	464,307
Takata Corp.	2,000	63,347
Toyota Auto Body Co., Ltd.	19,700	369,089
Toyota Motor Corp.	98,500	4,592,579
Yamaha Motor Co., Ltd. *	19,700	347,690

		11,805,445

Banks 1.4%
Aozora Bank Ltd. (a)	197,000	442,427
Hokuhoku Financial Group, Inc.	197,000	452,044
Mitsubishi UFJ Financial Group, Inc.	492,500	2,723,087
Mizuho Financial Group, Inc.	433,400	888,700
Mizuho Trust & Banking Co., Ltd. *	197,000	214,000
Resona Holdings, Inc.	59,100	321,721
Sapporo Hokuyo Holdings, Inc.	78,800	409,725
Senshu Ikeda Holdings, Inc.	118,200	186,108
Shinsei Bank Ltd. *(a)	197,000	250,067
Sumitomo Mitsui Financial Group, Inc.	59,100	2,225,357

		8,113,236

Capital Goods 2.6%
COMSYS Holdings Corp.	19,700	199,573
Daikin Industries Ltd.	19,700	664,121
Fanuc Ltd.	19,700	3,048,895
IHI Corp.	197,000	514,561
ITOCHU Corp.	39,400	406,840
JS Group Corp.	19,700	478,013
JTEKT Corp.	19,700	288,779
Kawasaki Heavy Industries Ltd.	197,000	791,078
Komatsu Ltd.	59,100	1,799,762
Mitsubishi Corp.	59,100	1,630,967
Mitsubishi Electric Corp.	2,000	23,606
Mitsubishi Heavy Industries Ltd.	197,000	834,359
Mitsui & Co., Ltd.	59,100	1,071,922
Sojitz Corp.	98,500	221,213
Sumitomo Corp.	59,100	871,388
Sumitomo Electric Industries Ltd.	39,400	574,673
THK Co., Ltd.	19,700	516,966
Toyota Tsusho Corp.	19,700	371,734
Ushio, Inc.	19,700	403,474

		14,711,924

Commercial & Professional Services 0.2%
Kokuyo Co., Ltd.	19,700	161,582
Secom Co., Ltd.	19,700	989,448

		1,151,030

Consumer Durables & Apparel 0.9%
Haseko Corp. *	98,500	91,371
Makita Corp.	19,700	828,347
NAMCO BANDAI Holdings, Inc.	19,700	232,033
Nikon Corp.	19,700	459,979
Panasonic Corp.	118,200	1,588,407
Sega Sammy Holdings, Inc.	19,700	446,514
Sony Corp.	39,400	1,439,329
Sumitomo Forestry Co., Ltd.	19,700	178,654

		5,264,634

Diversified Financials 0.6%
Credit Saison Co., Ltd.	19,700	383,517
Daiwa Securities Group, Inc.	197,000	1,057,976
Matsui Securities Co., Ltd.	19,700	139,941
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,940	174,085
Nomura Holdings, Inc.	157,600	996,421
ORIX Corp.	5,910	660,033
Promise Co., Ltd. (a)	9,850	96,180
SBI Holdings, Inc.	197	31,042

		3,539,195

Energy 0.1%
JX Holdings, Inc.	82,200	574,888
Showa Shell Sekiyu K.K.	19,700	177,692

		752,580

20 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	39,400	495,325
Seven & I Holdings Co., Ltd.	39,400	1,095,006
Uny Co., Ltd.	19,700	195,004

		1,785,335

Food, Beverage & Tobacco 0.4%
Asahi Breweries Ltd.	19,700	378,948
Japan Tobacco, Inc.	197	810,314
Kagome Co., Ltd.	19,700	367,406
Kewpie Corp.	19,700	249,827
Yakult Honsha Co., Ltd.	19,700	554,716

		2,361,211

Health Care Equipment & Services 0.1%
Olympus Corp.	19,700	574,193

Household & Personal Products 0.1%
Kao Corp.	19,700	528,988

Insurance 0.8%
MS&AD Insurance Group Holdings, Inc.	39,400	1,031,527
Sony Financial Holdings, Inc.	197	835,561
T&D Holdings, Inc.	19,700	567,460
The Dai-ichi Life Insurance Co., Ltd.	394	707,882
Tokio Marine Holdings, Inc.	39,400	1,288,327

		4,430,757

Materials 1.3%
Hitachi Chemical Co., Ltd.	19,700	455,411
JFE Holdings, Inc.	19,700	619,156
JSR Corp.	19,700	420,545
Kobe Steel Ltd.	197,000	536,202
Mitsubishi Chemical Holdings Corp.	98,500	717,741
Nippon Steel Corp.	197,000	711,729
Nitto Denko Corp.	19,700	1,184,212
Shin-Etsu Chemical Co., Ltd.	19,700	1,128,909
Showa Denko K.K.	197,000	430,404
Sumitomo Metal Industries Ltd.	197,000	497,730
Tokyo Steel Manufacturing Co., Ltd.	19,700	218,809
Toyo Seikan Kaisha Ltd.	19,700	360,193

		7,281,041

Media 0.2%
Dentsu, Inc.	19,700	624,206
Hakuhodo DY Holdings, Inc.	3,940	249,105
Toho Co., Ltd.	19,700	319,076

		1,192,387

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	19,700	770,640
Chugai Pharmaceutical Co., Ltd.	19,700	377,505
Daiichi Sankyo Co., Ltd.	19,700	421,267
Dainippon Sumitomo Pharma Co., Ltd.	19,700	190,676
Eisai Co., Ltd. (a)	19,700	734,572
Shionogi & Co., Ltd. (a)	19,700	372,456
Takeda Pharmaceutical Co., Ltd.	19,700	977,426

		3,844,542

Real Estate 0.1%
Mitsubishi Estate Co., Ltd.	6,000	122,153
Mitsui Fudosan Co., Ltd.	3,000	63,493
NTT Urban Development Corp.	197	204,142
Sumitomo Real Estate Sales Co., Ltd.	1,970	102,431
Sumitomo Realty & Development Co., Ltd.	2,000	53,436

		545,655

Retailing 0.2%
DeNA Co., Ltd.	1,900	73,166
Isetan Mitsukoshi Holdings Ltd.	39,400	474,647
Marui Group Co., Ltd.	19,700	176,009
USS Co., Ltd.	1,970	158,937
Yamada Denki Co., Ltd.	7,880	599,199

		1,481,958

Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp.	19,700	407,321
Tokyo Electron Ltd.	19,700	1,283,998

		1,691,319

Software & Services 0.4%
KONAMI Corp.	19,700	413,813
Nintendo Co., Ltd.	1,000	292,567
Nomura Research Institute Ltd.	19,700	459,979
NTT Data Corp.	197	698,745
Yahoo! Japan Corp.	591	221,815

		2,086,919

Technology Hardware & Equipment 2.0%
Alps Electric Co., Ltd.	19,700	262,811
Brother Industries Ltd.	19,700	309,699
Canon, Inc.	59,100	2,842,109
FUJIFILM Holdings Corp.	19,700	687,685
Hitachi Ltd.	197,000	1,190,223
Hoya Corp.	19,700	469,116
Kyocera Corp.	19,700	2,039,009
Murata Manufacturing Co., Ltd.	19,700	1,461,931
OMRON Corp.	19,700	544,617
Toshiba Corp.	197,000	1,286,403
Yokogawa Electric Corp.	19,700	151,723

		11,245,326

Telecommunication Services 0.8%
KDDI Corp.	197	1,274,380
Nippon Telegraph & Telephone Corp.	19,700	959,392
NTT DoCoMo, Inc.	788	1,476,358
SOFTBANK Corp.	19,700	806,707

		4,516,837

Transportation 1.0%
All Nippon Airways Co., Ltd. *	197,000	709,325
Central Japan Railway Co.	197	1,757,683
East Japan Railway Co.	19,700	1,368,156
Tokyu Corp.	197,000	911,302
West Japan Railway Co.	197	815,123

		5,561,589

Utilities 1.2%
Electric Power Development Co., Ltd.	19,700	620,599
Hokkaido Electric Power Co., Inc.	19,700	421,748
Hokuriku Electric Power Co.	19,700	495,325
Kyushu Electric Power Co., Inc.	19,700	456,373
Osaka Gas Co., Ltd.	197,000	747,797
Shikoku Electric Power Co., Inc.	19,700	594,631
The Chugoku Electric Power Co., Inc.	19,700	421,267
The Kansai Electric Power Co., Inc.	39,400	1,032,008
The Tokyo Electric Power Co., Inc.	39,400	1,016,619
Tohoku Electric Power Co., Inc.	19,700	457,575

See financial notes 21

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyo Gas Co., Ltd.	197,000	877,639

		7,141,581

		101,607,682

Luxembourg 0.4%

Energy 0.1%
Tenaris S.A.	16,548	373,926

Materials 0.2%
APERAM *	2,305	95,399
ArcelorMittal	46,295	1,702,473

		1,797,872

Media 0.1%
SES	13,199	340,089

		2,511,887

Netherlands 3.6%

Capital Goods 0.2%
Koninklijke (Royal) Philips Electronics N.V.	42,946	1,403,441

Commercial & Professional Services 0.1%
Randstad Holding N.V. *	7,683	414,548

Diversified Financials 0.4%
ING Groep N.V. CVA *	165,959	2,082,946

Energy 1.6%
Fugro N.V. CVA	3,349	281,979
Royal Dutch Shell plc, A Shares	137,506	4,946,098
Royal Dutch Shell plc, B Shares	108,941	3,895,579
SBM Offshore N.V.	6,501	163,466

		9,287,122

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	57,130	767,617

Food, Beverage & Tobacco 0.4%
Heineken Holding N.V.	2,955	135,830
Heineken N.V.	7,486	386,290
Unilever N.V. CVA	60,479	1,825,627

		2,347,747

Insurance 0.1%
AEGON N.V. *	79,391	610,668

Materials 0.2%
Akzo Nobel N.V.	9,062	616,685
Koninklijke DSM N.V.	7,289	428,425

		1,045,110

Media 0.1%
Reed Elsevier N.V.	27,383	361,648
Wolters Kluwer N.V.	11,820	279,498

		641,146

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
QIAGEN N.V. *	9,259	191,956

Real Estate 0.0%
Corio N.V.	3,152	209,209

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	8,865	385,146
STMicroelectronics N.V.	13,002	167,120

		552,266

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	62,646	1,015,823

Transportation 0.1%
TNT N.V.	12,017	315,941

		20,885,540

New Zealand 0.2%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	69,738	170,304

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	33,884	77,145

Materials 0.1%
Fletcher Building Ltd.	65,404	430,998

Real Estate 0.0%
Kiwi Income Property Trust	100,470	75,493

Retailing 0.0%
The Warehouse Group Ltd.	19,109	49,393

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	78,406	122,542

Transportation 0.1%
Auckland International Airport Ltd.	114,260	190,598

		1,116,473

Norway 0.9%

Banks 0.1%
DnB NOR A.S.A.	41,418	640,471

Capital Goods 0.1%
Orkla A.S.A.	39,400	358,805

Energy 0.4%
Aker Solutions A.S.A.	4,137	87,538
Seadrill Ltd.	13,790	525,474
Statoil A.S.A.	59,100	1,557,637

		2,170,649

Insurance 0.0%
Storebrand A.S.A. *	25,019	216,539

Materials 0.2%
Norsk Hydro A.S.A.	51,309	422,364
Yara International A.S.A.	9,850	522,203

		944,567

Telecommunication Services 0.1%
Telenor A.S.A.	39,203	649,971

		4,981,002

Papua N.Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	61,267	436,093

Portugal 0.3%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d	250,584	223,585

22 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	13,396	278,926

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	19,306	309,852

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	22,458	262,793

Utilities 0.1%
EDP - Energias de Portugal S.A.	139,279	528,639

		1,603,795

Republic of Korea 3.9%

Automobiles & Components 0.4%
Halla Climate Control Corp.	250	3,810
Hankook Tire Co., Ltd.	1,200	31,525
Hyundai Mobis	2,200	511,673
Hyundai Motor Co.	4,725	745,182
Kia Motors Corp.	14,400	732,344

		2,024,534

Banks 0.6%
Busan Bank	4,800	57,626
Daegu Bank Ltd.	1,200	16,214
Hana Financial Group, Inc.	2,600	103,664
Industrial Bank of Korea	3,300	49,413
KB Financial Group, Inc. ADR	32,505	1,584,619
Shinhan Financial Group Co., Ltd. ADR	19,503	1,634,546
Woori Finance Holdings Co., Ltd.	7,200	87,078

		3,533,160

Capital Goods 0.5%
Daelim Industrial Co., Ltd.	1,100	95,610
Daewoo International Corp.	1,690	50,536
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,680	81,921
Doosan Corp.	1,051	116,400
Doosan Heavy Industries and Construction Co., Ltd.	800	48,837
Doosan Infracore Co., Ltd. *	1,890	42,953
GS Engineering & Construction Corp.	660	58,068
Hanjin Heavy Industries & Construction Co., Ltd.	580	15,674
Hyundai Engineering & Construction Co., Ltd.	1,320	87,131
Hyundai Heavy Industries Co., Ltd.	2,099	808,989
Hyundai Mipo Dockyard Co., Ltd.	510	78,173
LG Corp.	1,100	75,630
LS Corp.	453	36,925
Samsung C&T Corp.	4,500	268,329
Samsung Engineering Co., Ltd.	1,100	174,456
Samsung Heavy Industries Co., Ltd.	7,500	241,882
Samsung Techwin Co., Ltd.	720	50,524
SK Holdings Co., Ltd.	1,200	140,876
STX Corp. *	4,860	124,660
STX Offshore & Shipbuilding Co., Ltd.	2,060	50,010

		2,647,584

Consumer Durables & Apparel 0.0%
LG Electronics, Inc.	2,100	206,530

Consumer Services 0.0%
Kangwon Land, Inc.	1,430	31,738

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	7,690	157,050
Hyundai Securities Co., Ltd.	8,740	100,669
Korea Investment Holdings Co., Ltd.	2,650	98,144
Samsung Securities Co., Ltd.	1,640	109,997
Woori Investment & Securities Co., Ltd.	6,750	122,004

		587,864

Energy 0.1%
GS Holdings	1,400	86,209
S-Oil Corp.	1,550	147,632
SK Innovation Co., Ltd.	2,680	415,541

		649,382

Food & Staples Retailing 0.0%
Shinsegae Co., Ltd.	200	44,212

Household & Personal Products 0.0%
LG Household & Health Care Ltd.	120	38,063

Insurance 0.1%
Dongbu Insurance Co., Ltd.	3,650	148,115
Samsung Fire & Marine Insurance Co., Ltd.	700	138,617

		286,732

Materials 0.6%
Cheil Industries, Inc.	1,000	106,322
Dongkuk Steel Mill Co., Ltd.	650	20,560
Hanwha Chemical Corp.	5,040	150,041
Hanwha Corp.	4,090	161,259
Honam Petrochemical Corp.	1,026	282,715
Hyosung Corp.	536	37,042
Hyundai Steel Co.	920	105,560
Korea Zinc Co., Ltd.	159	47,053
LG Chem Ltd.	1,400	461,436
OCI Co., Ltd.	600	197,758
POSCO ADR	18,912	1,949,449

		3,519,195

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Yuhan Corp.	315	42,422

Retailing 0.0%
Hyundai Department Store Co., Ltd.	516	55,548
Lotte Midopa Co., Ltd.	5,500	78,700

		134,248

Semiconductors & Semiconductor Equipment 0.9%
Hynix Semiconductor, Inc. *	14,000	351,659
Samsung Electronics Co., Ltd. GDR - Reg’d *	11,623	4,760,781

		5,112,440

Software & Services 0.1%
Daum Communications Corp. *	376	33,181
NCsoft Corp.	300	60,072
NHN Corp. *	1,000	167,899

		261,152

Technology Hardware & Equipment 0.2%
LG Display Co., Ltd. ADR	58,509	934,974
Samsung Electro-Mechanics Co., Ltd.	1,200	137,155
Samsung SDI Co., Ltd.	1,000	147,521

		1,219,650

See financial notes 23

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.2%
KT Corp. ADR	21,473	424,951
SK Telecom Co., Ltd. ADR	32,111	564,832

		989,783

Transportation 0.0%
Hanjin Shipping Holdings Co., Ltd. *	740	10,097
Hyundai Merchant Marine Co., Ltd.	1,417	35,467
Korean Air Lines Co., Ltd. *	799	43,538

		89,102

Utilities 0.1%
Korea Electric Power Corp. ADR *	55,948	682,566

		22,100,357

Singapore 1.3%

Banks 0.3%
Oversea-Chinese Banking Corp., Ltd.	197,000	1,427,682

Capital Goods 0.1%
Singapore Technologies Engineering Ltd.	197,000	494,496
Yangzijiang Shipbuilding Holdings Ltd. (a)	197,000	277,476

		771,972

Food & Staples Retailing 0.1%
Olam International Ltd.	197,000	430,940

Food, Beverage & Tobacco 0.2%
Golden Agri-Resources Ltd.	591,000	302,278
People’s Food Holdings Ltd.	197,000	120,136
Wilmar International Ltd. (a)	197,000	789,023

		1,211,437

Real Estate 0.3%
Allgreen Properties Ltd.	246,000	201,314
CapitaCommercial Trust	197,000	213,920
Capitaland Ltd.	197,000	505,347
CapitaMall Trust	197,000	280,576
Keppel Land Ltd.	33,000	109,580
Wheelock Properties Singapore Ltd.	1,000	1,440
Wing Tai Holdings Ltd.	234,000	272,510
Yanlord Land Group Ltd.	197,000	210,820

		1,795,507

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	394,000	920,785

Transportation 0.1%
ComfortDelGro Corp., Ltd.	197,000	240,272
Neptune Orient Lines Ltd. *(a)	197,000	317,780
Singapore Post Ltd.	197,000	176,716

		734,768

		7,293,091

Spain 3.3%

Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	160,241	1,979,973
Banco de Sabadell S.A.	51,485	223,715
Banco Popular Espanol S.A.	47,321	286,341
Banco Santander S.A.	342,780	4,230,256

		6,720,285

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	10,638	488,476
Gamesa Corporacion Tecnologica S.A. *	8,274	73,014
Zardoya Otis S.A.	5,956	92,958

		654,448

Diversified Financials 0.1%
Corporacion Financiera Alba S.A.	1,576	95,234
Criteria Caixacorp S.A.	52,796	382,475

		477,709

Energy 0.3%
Repsol YPF S.A.	51,614	1,734,468

Insurance 0.0%
Mapfre S.A.	42,179	156,830

Materials 0.1%
Acerinox S.A.	9,456	179,584

Media 0.0%
Gestevision Telecinco S.A.	6,135	77,060

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	9,456	154,115

Retailing 0.1%
Industria de Diseno Textil S.A.	10,047	727,983

Software & Services 0.0%
Indra Sistemas S.A.	6,304	122,770

Telecommunication Services 0.8%
Telefonica S.A.	165,086	4,195,509

Transportation 0.1%
Abertis Infraestructuras S.A.	10,883	218,860
Ferrovial S.A.	19,306	232,443

		451,303

Utilities 0.5%
Enagas	8,865	189,971
Endesa S.A.	4,925	149,313
Gas Natural SDG S.A.	21,079	360,435
Iberdrola Renovables S.A.	47,083	177,015
Iberdrola S.A.	222,807	1,945,847
Red Electrica Corporacion S.A.	2,955	159,176

		2,981,757

		18,633,821

Sweden 2.9%

Banks 0.7%
Nordea Bank AB	155,236	1,765,773
Skandinaviska Enskilda Banken AB, A Shares	88,059	801,321
Svenska Handelsbanken AB, A Shares	30,338	1,024,719
Swedbank AB, A Shares *	26,595	468,473

		4,060,286

Capital Goods 1.0%
AB SKF, B Shares	21,079	587,766
Alfa Laval AB	21,670	442,657
Assa Abloy AB, B Shares	19,897	557,322
Atlas Copco AB, A Shares	28,565	717,984
Atlas Copco AB, B Shares	17,139	389,634

24 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sandvik AB	36,642	703,340
Scania AB, B Shares	16,942	377,928
Skanska AB, B Shares	17,139	352,268
Volvo AB, A Shares *	23,443	404,432
Volvo AB, B Shares *	54,766	948,269

		5,481,600

Commercial & Professional Services 0.1%
Securitas AB, B Shares	35,263	412,250

Consumer Durables & Apparel 0.0%
Electrolux AB, Series B	7,880	197,691

Diversified Financials 0.2%
Industrivarden AB, A Shares	11,426	211,017
Investor AB, B Shares	30,141	693,789

		904,806

Food, Beverage & Tobacco 0.1%
Swedish Match AB	25,019	790,515

Materials 0.1%
Boliden AB	7,486	159,896
Holmen AB, B Shares	5,910	208,024
SSAB AB, A Shares	8,865	139,211
Svenska Cellulosa AB, B Shares	22,655	374,732

		881,863

Media 0.0%
Modern Times Group, B Shares	394	26,367

Retailing 0.1%
CDON Group AB *	394	1,905
Hennes & Mauritz AB, B Shares	23,837	779,528

		781,433

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	121,155	1,559,944

Telecommunication Services 0.3%
Tele2 AB, B Shares	21,867	499,191
TeliaSonera AB	120,761	1,015,913

		1,515,104

		16,611,859

Switzerland 6.4%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	101,061	2,470,392
Geberit AG - Reg’d	2,364	509,960
Schindler Holding AG	2,364	266,298
Schindler Holding AG - Reg’d	3,349	379,778

		3,626,428

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d	9,653	649,626
SGS S.A. - Reg’d	394	685,457

		1,335,083

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., A Shares	24,231	1,385,634
Swatch Group AG	1,773	754,448
Swatch Group AG - Reg’d	5,319	413,182

		2,553,264

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d	40,976	1,894,829
GAM Holding Ltd. *	7,486	135,311
Julius Baer Group Ltd.	10,638	476,704
UBS AG - Reg’d *	143,416	2,846,872

		5,353,716

Energy 0.1%
Transocean Ltd. *	5,910	485,161

Food, Beverage & Tobacco 1.4%
Nestle S.A. - Reg’d	141,052	7,982,501

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d	1,773	235,777

Insurance 0.4%
Baloise Holding AG - Reg’d	1,773	191,521
Swiss Reinsurance Co., Ltd. - Reg’d	9,062	554,766
Zurich Financial Services AG	5,122	1,486,259

		2,232,546

Materials 0.5%
Givaudan S.A. - Reg’d	591	588,806
Holcim Ltd. - Reg’d	8,471	621,574
Syngenta AG - Reg’d	4,925	1,650,057

		2,860,437

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Lonza Group AG - Reg’d	3,152	266,553
Novartis AG - Reg’d	90,620	5,079,673
Roche Holding AG	25,216	3,800,916

		9,147,142

Telecommunication Services 0.1%
Swisscom AG - Reg’d	1,182	521,659

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	1,970	264,730

		36,598,444

United Kingdom 16.0%

Banks 2.6%
Barclays plc	470,633	2,448,403
HSBC Holdings plc	696,592	7,681,788
Lloyds Banking Group plc *	1,424,704	1,435,788
Royal Bank of Scotland Group plc *	815,974	599,355
Standard Chartered plc	94,609	2,503,653

		14,668,987

Capital Goods 0.5%
BAE Systems plc	132,975	711,358
Bunzl plc	10,638	131,501
Cobham plc	38,415	140,897
European Aeronautic Defence & Space Co. *	13,987	404,923
Invensys plc	30,338	175,371
Rolls-Royce Group plc *	63,631	638,569
Smiths Group plc	12,214	265,609
Wolseley plc *	12,805	445,913

		2,914,141

Commercial & Professional Services 0.1%
Aggreko plc	3,152	74,184
Capita Group plc	24,625	290,581

See financial notes 25

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
G4S plc	55,948	240,239
Hays plc	60,873	123,564
Rentokil Initial plc *	87,862	129,832

		858,400

Consumer Durables & Apparel 0.1%
Burberry Group plc	19,503	380,342

Consumer Services 0.5%
Carnival plc	11,229	502,990
Compass Group plc	88,650	798,088
Intercontinental Hotels Group plc	19,700	438,335
Ladbrokes plc	55,751	122,961
Thomas Cook Group plc	48,462	149,055
TUI Travel plc	38,809	153,073
Whitbread plc	11,623	336,884
William Hill plc	45,704	142,579

		2,643,965

Diversified Financials 0.2%
3i Group plc	42,355	215,145
ICAP plc	32,899	278,521
Man Group plc	72,299	337,848
Provident Financial plc	11,032	185,357
Schroders plc	6,107	177,901
Schroders plc, Non-Voting Shares	5,910	136,595

		1,331,367

Energy 1.8%
AMEC plc	13,002	246,160
BG Group plc	131,990	3,212,713
BP plc	674,528	5,427,452
Cairn Energy plc *	47,280	328,444
Petrofac Ltd.	2,561	58,025
Tullow Oil plc	35,263	823,622

		10,096,416

Food & Staples Retailing 0.5%
J Sainsbury plc	77,224	477,298
Tesco plc	319,140	2,098,127
William Morrison Supermarkets plc	104,016	468,296

		3,043,721

Food, Beverage & Tobacco 1.7%
Associated British Foods plc	14,578	229,168
British American Tobacco plc	78,800	3,155,502
Diageo plc	98,500	1,925,728
Imperial Tobacco Group plc	39,006	1,252,370
SABMiller plc	46,886	1,580,490
Tate & Lyle plc	21,670	204,428
Unilever plc	51,614	1,531,251

		9,878,937

Health Care Equipment & Services 0.1%
Smith & Nephew plc	39,203	453,679

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	31,520	1,625,173

Insurance 0.8%
Admiral Group plc	5,319	146,121
Aviva plc	115,836	878,732
Legal & General Group plc	259,055	500,567
Old Mutual plc	232,460	497,197
Prudential plc	115,442	1,335,958
Resolution Ltd.	152,910	719,264
RSA Insurance Group plc	121,155	276,276
Standard Life plc	83,922	326,097

		4,680,212

Materials 2.6%
Anglo American plc	55,357	3,001,422
Antofagasta plc	10,244	234,432
BHP Billiton plc	89,044	3,524,440
Eurasian Natural Resources Corp.	16,548	259,598
Fresnillo plc	8,077	209,408
Johnson Matthey plc	8,077	243,696
Kazakhmys plc	12,608	296,120
Lonmin plc	8,668	258,849
Randgold Resources Ltd.	3,349	271,540
Rexam plc	40,779	242,094
Rio Tinto plc	57,130	4,004,472
Vedanta Resources plc	6,304	247,006
Xstrata plc	92,196	2,106,893

		14,899,970

Media 0.4%
Aegis Group plc	32,111	74,478
British Sky Broadcasting Group plc	45,507	582,515
Daily Mail & General Trust plc, A Shares	8,668	79,233
ITV plc *	180,058	255,378
Pearson plc	27,974	477,747
Reed Elsevier plc	41,173	367,988
United Business Media Ltd.	7,289	84,471
WPP plc	48,068	661,816

		2,583,626

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
AstraZeneca plc	58,312	2,841,541
GlaxoSmithKline plc	208,229	3,999,864

		6,841,405

Real Estate 0.3%
British Land Co. plc	53,978	512,285
Capital Shopping Centres Group	42,552	273,590
Hammerson plc	41,764	316,618
Land Securities Group plc	30,929	385,596
SEGRO plc	38,809	203,256

		1,691,345

Retailing 0.2%
Home Retail Group plc	27,186	97,501
Kingfisher plc	81,952	339,102
Marks & Spencer Group plc	55,554	313,002
Next plc	5,319	170,951

		920,556

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	40,779	409,238

Software & Services 0.1%
Autonomy Corp. plc *	9,653	257,961
Logica plc	66,389	148,907
The Sage Group plc	50,629	234,115

		640,983

Telecommunication Services 1.3%
BT Group plc	294,318	872,206
Cable & Wireless Communications plc	142,037	110,891
Cable & Wireless Worldwide plc	132,187	154,479
Inmarsat plc	17,139	186,773

26 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TalkTalk Telecom Group plc	40,385	98,004
Vodafone Group plc	2,097,262	5,945,717

		7,368,070

Utilities 0.6%
Centrica plc	189,908	1,050,519
International Power plc	62,646	340,631
National Grid plc	125,157	1,162,372
Scottish & Southern Energy plc	33,687	678,872
Severn Trent plc	8,668	209,645
United Utilities Group plc	21,670	208,658

		3,650,697

		91,581,230

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	2,955	405,361

Total Common Stock
(Cost $504,371,990)		565,782,975

Preferred Stock 0.2% of net assets

Germany 0.2%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	2,561	203,109
Volkswagen AG	5,361	910,027

		1,113,136

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	5,910	356,392

		1,469,528

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	591	14,081

Total Preferred Stock
(Cost $1,105,949)		1,483,609

Other Investment Company 0.2% of net assets

United States 0.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	920,973	920,973

Total Other Investment Company
(Cost $920,973)		920,973

Rights 0.0% of net assets

Austria 0.0%

Real Estate 0.0%
Immofinanz AG *(b)(c)	35,200	—

Hong Kong 0.0%

Real Estate 0.0%
The Wharf Holdings Ltd. *(b)(c)	1,000	1,868

Sweden 0.0%

Telecommunication Services 0.0%
TeliaSonera AB *(b)(c)	117,083	—

Total Rights
(Cost $5,493)		1,868

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Navigator Securities Lending Prime Portfolio	902,696	902,696

Total Collateral Invested for Securities on Loan
(Cost $902,696)		902,696

End of Collateral Invested for Securities on Loan

At 2/28/11, the tax basis cost of the fund’s investments was $506,496,172 and the unrealized appreciation and depreciation were $65,900,210 and ($4,206,957), respectively, with a net unrealized appreciation of $61,693,253.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. At the period end, the value of these amounted to $1,868 or 0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

See financial notes 27

 Schwab International Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2011 (unaudited)

Assets

Investments, at value including securities on loan of $902,696 (cost $506,404,405)		$568,189,425
Collateral invested for securities on loan		902,696
Foreign currency, at value (cost $1,866,330)		1,897,031
Receivables:
Fund shares sold		17,246,361
Dividends		1,023,570
Foreign tax reclaims		171,988
Income from securities on loan		1,820
Interest	+	95

Total assets		589,432,986

Liabilities

Collateral held for securities on loan		902,696
Payables:
Investments bought		16,601,003
Investment adviser fees	+	5,852

Total liabilities		17,509,551

Net Assets

Total assets		589,432,986
Total liabilities	−	17,509,551

Net assets		$571,923,435

Net Assets by Source
Capital received from investors		512,704,117
Net investment income not yet distributed		641,903
Net realized capital losses		(3,257,452)
Net unrealized capital gains		61,834,867

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$571,923,435		19,700,001		$29.03

28 See financial notes

 Schwab International Equity ETF

Statement of
Operations
For September 1, 2010 through February 28, 2011 (unaudited)

Investment Income

Dividends (net of foreign withholding tax of $307,014)		$3,829,034
Interest		1,459
Securities on loan	+	1,820

Total investment income		3,832,313

Expenses

Investment adviser fees		262,318

Total expenses	−	262,318

Net investment income		3,569,995

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,678,102)
Net realized gains on foreign currency transactions	+	23,345

Net realized losses		(1,654,757)
Net unrealized gains on investments		80,208,555
Net unrealized gains on foreign currency translations	+	51,808

Net unrealized gains	+	80,260,363

Net realized and unrealized gains		78,605,606

Net increase in net assets resulting from operations		$82,175,601

See financial notes 29

 Schwab International Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			10/30/09*-8/31/10
Net investment income		$3,569,995	$4,258,111
Net realized losses		(1,654,757)	(1,629,858)
Net unrealized gains (losses)	+	80,260,363	(18,425,496)

Net increase (decrease) in net assets resulting from operations		82,175,601	(15,797,243)

Distributions to Shareholders

Distributions from net investment income		($7,027,040)	($132,000)

Transactions in Fund Shares

		9/1/10-2/28/11		10/30/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		7,700,000	$210,905,900	12,000,001	$301,798,217
Shares Redeemed	+	—	—	—	—

Net transactions in fund shares		7,700,000	$210,905,900	12,000,001	$301,798,217

Shares Outstanding and Net Assets

		9/1/10-2/28/11		10/30/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,000,001	$285,868,974	—	$—
Total increase	+	7,700,000	286,054,461	12,000,001	285,868,974

End of period		19,700,001	$571,923,435	12,000,001	$285,868,974

Net investment income not yet distributed			$641,903		$4,098,948

*	Commencement of operations.

30 See financial notes

Schwab International Small-Cap Equity ETF™

Financial Statements

Financial Highlights

	9/1/10–		1/13/10[1]–
	2/28/11*		8/31/10

Per-Share Data ($)

Net asset value at beginning of period	23.54		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.27		0.21
Net realized and unrealized gains (losses)	6.57		(1.67)

Total from investment operations	6.84		(1.46)
Less distributions:
Distributions from net investment income	(0.66)		—

Net asset value at end of period	29.72		23.54

Total return (%)	29.26	[2]	(5.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]	0.35	[3]
Gross operating expenses	0.35	[3]	0.35	[3]
Net investment income (loss)	1.50	[3]	2.18	[3]
Portfolio turnover rate[4]	10	[2]	7	[2]
Net assets, end of period ($ x 1,000)	145,632		58,848

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 31

 Schwab International Small-Cap Equity ETF

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

	98.9%	Common Stock	127,972,460	144,053,022
	0.4%	Other Investment Companies	546,416	585,699
	0.4%	Preferred Stock	411,291	545,394
	—%	Rights	25,647	67,843

	99.7%	Total Investments	128,955,814	145,251,958
	1.6%	Collateral Invested for Securities on Loan	2,348,995	2,348,995
(1	.3)%	Other Assets and Liabilities, Net		(1,968,900)

	100.0%	Net Assets		145,632,053

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Australia 6.0%

Capital Goods 0.4%
Boart Longyear Group	50,298	236,629
Bradken Ltd.	15,657	131,215
Macmahon Holdings Ltd.	142,273	83,304
Monadelphous Group Ltd.	3,791	77,285
UGL Ltd.	7,429	117,862

		646,295

Commercial & Professional Services 0.5%
Cabcharge Australia Ltd.	18,683	106,539
Campbell Brothers Ltd.	6,086	262,521
SAI Global Ltd.	26,080	126,413
Seek Ltd.	15,096	100,534
Transfield Services Ltd.	50,152	168,530

		764,537

Consumer Durables & Apparel 0.1%
G.U.D Holdings Ltd.	13,107	123,058

Consumer Services 0.1%
Invocare Ltd.	24,922	190,335

Diversified Financials 0.1%
Platinum Asset Management Ltd.	17,885	84,505

Energy 0.7%
AWE Ltd. *	57,834	97,172
Carnarvon Petroleum Ltd. *	172,992	62,536
Dart Energy Ltd. *	27,652	28,581
Karoon Gas Australia Ltd. *	14,263	101,959
Linc Energy Ltd.	69,802	199,022
Riversdale Mining Ltd. *	18,744	294,894
Roc Oil Co., Ltd. *	259,369	93,761
Whitehaven Coal Ltd.	21,488	148,136

		1,026,061

Food, Beverage & Tobacco 0.1%
GrainCorp Ltd.	30,447	228,501

Health Care Equipment & Services 0.3%
Primary Health Care Ltd.	40,866	134,829
Ramsay Health Care Ltd.	14,553	262,895

		397,724

Materials 1.6%
Atlas Iron Ltd. *(a)	61,421	240,798
Centamin Egypt Ltd. *	46,852	90,303
Coal of Africa Ltd. *	66,844	94,954
Gindalbie Metals Ltd. *	78,863	89,943
Independence Group NL (a)	21,862	152,050
Kingsgate Consolidated Ltd.	7,803	74,690
Lynas Corp., Ltd. *	171,802	341,145
MacArthur Coal Ltd.	15,878	190,951
Mount Gibson Iron Ltd. *	102,663	210,129
Murchison Metals Ltd. *(a)	58,514	81,929
PanAust Ltd. *	290,343	238,003
Perseus Mining Ltd. *	52,054	156,369
St Barbara Ltd. *	37,689	77,525
Sundance Resources Ltd. *	468,554	236,179

		2,274,968

Media 0.1%
Austar United Communications Ltd. *	81,158	95,040

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Pharmaxis Ltd. *	46,121	116,473

Real Estate 0.8%
Abacus Property Group	48,269	108,627
Bunnings Warehouse Property Trust	80,376	144,051
Centro Retail Group *(b)	417,588	146,704
Charter Hall Retail REIT	45,395	147,922
Cromwell Property Group	114,784	90,001
FKP Property Group	137,547	121,156
ING Industrial Fund	344,743	186,057
ING Office Fund	336,413	208,967

		1,153,485

Retailing 0.5%
Automotive Holdings Group	37,638	106,932
David Jones Ltd.	49,249	231,193
JB Hi-Fi Ltd.	7,650	152,372
Pacific Brands Ltd. *	124,950	112,604
Wotif.com Holdings Ltd.	12,954	68,725

		671,826

Semiconductors & Semiconductor Equipment 0.1%
Silex Systems Ltd. *	27,846	148,867

Software & Services 0.2%
carsales.com.au Ltd. (a)	10,982	56,250
Iress Market Technology Ltd.	24,108	220,452
Oakton Ltd.	32,640	82,096

		358,798

Telecommunication Services 0.0%
TPG Telecom Ltd.	37,060	52,079

Transportation 0.2%
ConnectEast Group	385,934	172,919

32 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Virgin Blue Holdings Ltd. *	208,250	74,221

		247,140

Utilities 0.1%
APA Group	46,376	190,788
Infigen Energy	52,054	18,817

		209,605

		8,789,297

Austria 1.2%

Automobiles & Components 0.1%
Semperit AG Holding	2,856	150,964

Capital Goods 0.3%
Andritz AG	3,009	254,308
Wienerberger AG *	11,713	242,508

		496,816

Consumer Services 0.1%
bwin Interactive Entertainment AG	3,162	108,310

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	2,074	177,033

Materials 0.2%
Mayr Melnhof Karton AG	714	81,409
RHI AG *	4,097	152,532

		233,941

Real Estate 0.3%
CA Immobilien Anlagen AG *(a)	10,506	180,878
Conwert Immobilien Invest SE	10,149	169,616
Sparkassen Immobilien AG *	12,546	87,492

		437,986

Transportation 0.1%
Oesterreichische Post AG	3,162	98,047

		1,703,097

Belgium 1.7%

Capital Goods 0.3%
Bekaert N.V.	3,842	416,937

Diversified Financials 0.5%
Ackermans & van Haaren N.V.	2,550	221,432
Banque Nationale de Belgique	51	237,034
RHJ International *	14,518	123,121
Sofina S.A.	1,768	165,736

		747,323

Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	20,681	94,835
Omega Pharma S.A.	2,176	105,162

		199,997

Materials 0.2%
Nyrstar (a)	10,761	145,956
Tessenderlo Chemie N.V.	3,111	105,317

		251,273

Real Estate 0.2%
Befimmo S.C.A.	1,819	152,076
Cofinimmo	1,037	144,591

		296,667

Retailing 0.2%
S.A. D’ieteren N.V.	3,603	244,245

Technology Hardware & Equipment 0.1%
EVS Broadcast Equipment S.A.	1,870	113,955

Telecommunication Services 0.1%
Telenet Group Holding N.V. *	5,202	233,513

		2,503,910

Canada 17.3%

Automobiles & Components 0.1%
Linamar Corp.	5,100	110,001

Banks 0.4%
Canadian Western Bank	5,100	161,810
Genworth MI Canada, Inc.	5,100	138,104
Home Capital Group, Inc.	5,100	300,175

		600,089

Capital Goods 0.6%
Aecon Group, Inc.	5,100	48,145
ATS Automation Tooling Systems, Inc. *	10,200	73,265
CAE, Inc.	25,500	324,719
Russel Metals, Inc.	5,100	132,923
Superior Plus Corp.	10,200	117,642
Toromont Industries Ltd.	5,100	163,537

		860,231

Commercial & Professional Services 0.5%
IESI-BFC Ltd.	9,800	242,750
Ritchie Bros Auctioneers, Inc. (a)	10,200	258,624
Stantec, Inc. *	5,100	150,088
Transcontinental, Inc., Class A	5,100	85,301

		736,763

Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	5,100	165,368
Gildan Activewear, Inc. *	14,700	469,109

		634,477

Diversified Financials 0.8%
AGF Management Ltd., Class B	5,100	102,099
Canaccord Financial, Inc.	5,100	80,486
Dundee Corp., Class A *	5,100	125,440
GMP Capital, Inc.	5,100	77,922
Onex Corp.	14,700	523,713
TMX Group, Inc.	5,100	211,944

		1,121,604

Energy 4.1%
Advantage Oil & Gas Ltd. *	15,300	119,474
AltaGas Ltd.	4,900	124,291
Athabasca Oil Sands Corp. *	29,400	497,768
Bankers Petroleum Ltd. *	34,300	331,896
Birchcliff Energy Ltd. *	10,200	117,537
BlackPearl Resources, Inc. *	20,400	168,090
Calfrac Well Services Ltd.	5,100	181,853
Celtic Exploration Ltd. *	10,200	230,260
Connacher Oil and Gas Ltd. *	45,900	75,358
Corridor Resources, Inc. *(a)	10,200	54,321
Crew Energy, Inc. *	5,100	100,373
Daylight Energy Ltd.	14,700	163,660
Denison Mines Corp. *	56,100	210,688

See financial notes 33

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ensign Energy Services, Inc.	10,200	174,160
Legacy Oil + Gas, Inc. *	9,800	167,129
Mullen Group Ltd.	5,100	108,379
NuVista Energy Ltd.	10,200	104,873
Paramount Resources Ltd., A Shares *	5,100	189,703
Pason Systems, Inc.	5,100	78,027
Pembina Pipeline Corp. (a)	9,800	221,834
PetroBakken Energy Ltd., A Shares (a)	5,100	116,700
Petrobank Energy & Resources Ltd. *	9,800	251,298
Petrominerales Ltd.	9,949	412,844
Precision Drilling Corp. *	19,600	230,281
Progress Energy Resources Corp.	15,300	202,838
Savanna Energy Services Corp. *	10,200	86,766
ShawCor Ltd., Class A	5,100	192,320
Trican Well Service Ltd.	14,700	341,499
Trinidad Drilling Ltd.	10,200	85,720
Uranium One, Inc. *	58,800	387,354
Vermilion Energy, Inc.	4,900	256,677

		5,983,971

Food & Staples Retailing 0.8%
Alimentation Couche-Tard, Inc., B Shares	10,200	268,881
Empire Co., Ltd., A Shares	5,100	273,486
Metro, Inc., A Shares	10,200	460,520
The Jean Coutu Group PJC, Inc., A Shares	10,200	106,653

		1,109,540

Food, Beverage & Tobacco 0.5%
Cott Corp. *	10,200	84,778
Maple Leaf Foods, Inc.	10,200	123,189
Viterra, Inc.	39,200	478,662

		686,629

Health Care Equipment & Services 0.1%
CML HealthCare, Inc.	10,200	123,503

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	5,100	206,501

Materials 5.4%
Alamos Gold, Inc.	10,200	173,951
Aurizon Mines Ltd. *	15,300	108,798
Canfor Corp. *	10,200	125,492
Capstone Mining Corp. *	20,400	91,057
CCL Industries, Inc., Class B	5,100	170,131
Centerra Gold, Inc.	19,600	375,689
China Gold International Resources Corp., Ltd. *	14,700	80,548
Consolidated Thompson Iron Mines Ltd. *	20,400	357,950
Detour Gold Corp. *	5,100	165,473
Dundee Precious Metals, Inc. *	9,800	80,850
Eastern Platinum Ltd. *	61,200	96,709
Equinox Minerals Ltd. *	58,800	345,723
European Goldfields Ltd. *	15,300	197,500
Franco-Nevada Corp.	10,200	346,018
Fronteer Gold, Inc. *	10,200	150,192
Gabriel Resources Ltd. *	15,300	126,538
Gammon Gold, Inc. *	14,700	129,872
Great Basin Gold Ltd. *	30,600	80,382
Harry Winston Diamond Corp. *	5,100	62,066
HudBay Minerals, Inc.	15,300	264,537
Imperial Metals Corp. *	4,900	119,414
Inmet Mining Corp.	5,100	349,629
Lake Shore Gold Corp. *	25,500	105,449
Lundin Mining Corp. *	40,800	320,271
Mercator Minerals Ltd. *	9,800	43,140
Methanex Corp.	10,200	295,884
Minefinders Corp. *	5,100	59,083
New Gold, Inc. *	39,200	376,494
Northgate Minerals Corp. *	25,500	72,480
Novagold Resources, Inc. *	19,600	267,488
Pan American Silver Corp.	10,200	397,408
Quadra Fnx Mining Ltd. *	19,600	285,990
Rubicon Minerals Corp. *	10,200	51,495
SEMAFO, Inc. *	20,400	213,095
Sherritt International Corp.	25,500	237,848
Silver Standard Resources, Inc. *	5,100	137,633
Silvercorp Metals, Inc.	14,700	191,113
Taseko Mines Ltd. *	15,300	96,081
Thompson Creek Metals Co., Inc. *	10,200	133,969
Ventana Gold Corp. *	5,100	68,084
West Fraser Timber Co., Ltd.	4,900	233,800
Western Coal Corp. *	29,400	364,427

		7,949,751

Media 0.8%
Astral Media, Inc.	5,100	204,879
Cogeco Cable, Inc.	5,100	223,352
Groupe Aeroplan, Inc.	24,500	322,041
Imax Corp. *	4,900	129,269
Quebecor, Inc., Class B	5,100	184,470
Torstar Corp., Class B	4,900	72,252

		1,136,263

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Nordion, Inc. *	10,200	116,177

Real Estate 1.4%
Allied Properties Real Estate Investment Trust	5,100	116,334
Boardwalk Real Estate Investment Trust	5,100	239,104
Calloway Real Estate Investment Trust	5,100	129,731
Canadian Apartment Properties Real Estate Investment Trust	5,100	101,576
Canadian Real Estate Investment Trust	5,100	173,585
Chartwell Seniors Housing Real Estate Investment Trust, REIT	10,200	91,476
Cominar Real Estate Investment Trust	5,100	115,496
Dundee Real Estate Investment Trust, REIT	5,100	164,793
Extendicare Real Estate Investment Trust	10,200	105,501
First Capital Realty, Inc.	10,200	170,288
H&R Real Estate Investment Trust	14,700	322,192
InnVest Real Estate Investment Trust	10,200	72,950
Morguard Real Estate Investment Trust	5,100	73,788

34 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Primaris Retail Real Estate Investment Trust	5,100	106,757

		1,983,571

Retailing 0.2%
Dollarama, Inc. *	4,900	146,364
Reitmans Canada Ltd., A Shares	5,100	93,360
RONA, inc. *	5,100	77,451

		317,175

Software & Services 0.4%
MacDonald, Dettwiler & Associates Ltd. *	5,100	273,800
Open Text Corp. *	5,100	298,972

		572,772

Technology Hardware & Equipment 0.2%
Celestica, Inc. *	20,400	240,936

Transportation 0.0%
TransForce, Inc.	5,100	71,956

Utilities 0.4%
ATCO Ltd., Class I	4,900	291,421
Emera, Inc.	9,800	316,661

		608,082

		25,169,992

Denmark 1.2%

Banks 0.3%
Jyske Bank A/S *	5,831	251,685
Sydbank A/S *	6,868	178,122

		429,807

Capital Goods 0.1%
NKT Holding A/S (a)	1,972	112,042

Consumer Durables & Apparel 0.1%
IC Companys A/S	2,074	87,023

Energy 0.1%
Torm A/S *	11,237	76,397

Health Care Equipment & Services 0.1%
GN Store Nord A/S *	22,168	216,830

Insurance 0.1%
Topdanmark A/S *	1,496	209,652

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ALK-Abello A/S	1,190	73,960

Software & Services 0.1%
SimCorp A/S *	663	107,960

Transportation 0.2%
DSV A/S	17,170	397,276

		1,710,947

Finland 2.3%

Capital Goods 0.9%
Cargotec Corp., B Shares	3,791	169,651
Cramo Oyj *(a)	4,624	139,421
Konecranes Oyj	4,165	186,848
Outotec Oyj	3,332	187,308
Ramirent Oyj	8,738	145,189
Ruukki Group Oyj *	27,642	72,540
Uponor Oyj	5,049	84,939
Vacon Oyj	2,380	140,202
YIT Oyj	8,058	232,054

		1,358,152

Commercial & Professional Services 0.1%
Lassila & Tikanoja Oyj *	4,420	77,716
Poyry Oyj *	6,035	82,105

		159,821

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	13,481	178,938

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	14,314	196,123

Materials 0.3%
Huhtamaki Oyj	10,200	142,009
Kemira Oyj	5,355	78,031
M-real Oyj, B Shares *	27,064	113,264
Talvivaara Mining Co. plc *	16,660	148,630

		481,934

Media 0.1%
Alma Media Corp.	8,993	114,647

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	7,599	174,020

Real Estate 0.2%
Citycon Oyj	24,310	107,446
Sponda Oyj	25,092	136,896

		244,342

Retailing 0.1%
Stockmann Oyj Abp, B Shares (a)	3,485	112,202

Software & Services 0.1%
Tieto Oyj	7,225	138,810

Telecommunication Services 0.2%
Elisa Oyj	10,251	234,326

		3,393,315

France 4.9%

Automobiles & Components 0.3%
Faurecia *	3,264	127,019
Valeo S.A. *	6,239	388,641

		515,660

Capital Goods 0.5%
Mersen	2,703	136,418
Nexans S.A.	2,703	244,985
Saft Groupe S.A.	2,278	87,296
Zodiac Aerospace	3,111	217,123

		685,822

Commercial & Professional Services 0.3%
Derichebourg S.A. *	18,258	151,384
Seche Environnement S.A.	1,241	114,294
Teleperformance	5,763	219,055

		484,733

Consumer Durables & Apparel 0.3%
Beneteau *	4,471	92,260
Nexity	2,805	139,454
SEB S.A.	1,870	184,079

		415,793

See financial notes 35

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.0%
Financiere Marc de Lacharriere S.A.	1,547	60,384

Energy 0.3%
Bourbon S.A.	5,508	264,176
Etablissements Maurel et Prom	10,506	190,383

		454,559

Food & Staples Retailing 0.1%
Rallye S.A.	2,652	117,287

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	2,125	142,864

Health Care Equipment & Services 0.1%
Medica S.A. *	6,239	125,123

Insurance 0.0%
April Group	1,819	57,534

Materials 0.6%
Arkema	4,675	341,840
Rhodia S.A.	9,095	261,981
S.A. des Ciments Vicat	2,754	234,087

		837,908

Media 0.5%
Canal +	11,917	95,269
Havas S.A.	41,225	232,885
IPSOS	2,907	138,282
M6-Metropole Television	8,160	206,477

		672,913

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A.	1,547	60,191
Stallergenes	1,037	84,363
Virbac S.A.	612	93,447

		238,001

Real Estate 0.1%
Mercialys	2,329	88,639
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,127	145,684

		234,323

Retailing 0.1%
CFAO S.A.	5,202	192,558

Semiconductors & Semiconductor Equipment 0.1%
Silicon-On-Insulator Technologies *	7,429	95,334

Software & Services 0.3%
Alten	3,434	125,904
Altran Technologies S.A. *	15,759	89,699
Groupe Steria SCA	2,856	90,176
UbiSoft Entertainment *	10,200	113,044

		418,823

Technology Hardware & Equipment 0.5%
Gemalto N.V.	6,546	325,714
Ingenico S.A.	4,165	157,854
Neopost S.A.	2,646	251,221

		734,789

Transportation 0.3%
Groupe Eurotunnel S.A. - Reg’d	42,109	424,517

Utilities 0.2%
Rubis	1,394	156,342
Sechilienne S.A.	3,689	104,478

		260,820

		7,169,745

Germany 5.1%

Automobiles & Components 0.2%
ElringKlinger AG	5,202	171,758
Leoni AG *	3,791	158,890

		330,648

Banks 0.1%
Aareal Bank AG *	3,842	134,150

Capital Goods 1.7%
Bauer AG	1,819	89,241
Bilfinger Berger AG	2,550	214,000
Brenntag AG *	1,547	161,856
Conergy AG *(a)	31,229	16,822
Demag Cranes AG *(a)	2,227	107,289
Deutz AG *	18,734	153,829
Gildemeister AG	6,545	144,820
Heidelberger Druckmaschinen AG *	7,276	35,646
Kloeckner & Co. SE *	3,332	108,381
Krones AG *	1,819	120,947
KUKA AG *	5,100	119,715
MTU Aero Engines Holding AG	3,264	217,816
Nordex SE *(a)	5,304	47,758
Pfeiffer Vacuum Technology AG	1,088	145,751
Rheinmetall AG	1,190	96,563
SGL Carbon SE *	6,188	230,936
Solarworld AG (a)	12,495	150,318
Tognum AG	9,265	233,030
Vossloh AG	1,139	146,542

		2,541,260

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	2,652	146,152
Rational AG	408	86,727

		232,879

Diversified Financials 0.1%
MLP AG	9,724	97,776

Health Care Equipment & Services 0.1%
Rhoen Klinikum AG	5,831	128,458

Materials 0.4%
Aurubis AG (a)	3,791	201,957
Fuchs Petrolub AG	1,343	172,344
Symrise AG	8,942	234,848

		609,149

Media 0.4%
Axel Springer AG	1,241	202,432
Kabel Deutschland Holding AG *	4,900	267,196
Sky Deutschland AG *	29,400	121,253

		590,881

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Morphosys AG *	3,944	107,151
Stada Arzneimittel AG	5,457	218,466

		325,617

Real Estate 0.3%
Alstria Office AG	5,933	90,961

36 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Deutsche Euroshop AG	4,165	157,192
Deutsche Wohnen AG *	9,367	140,827
IVG Immobilien AG *	10,659	101,392

		490,372

Retailing 0.4%
BayWa AG	2,227	99,968
Douglas Holding AG	4,097	223,295
Fielmann AG	1,190	106,359
Praktiker Bau- und Heimwerkermaerkte Holding AG	10,200	123,836

		553,458

Semiconductors & Semiconductor Equipment 0.3%
Aixtron AG (a)	7,429	306,545
Dialog Semiconductor plc *	7,276	148,785

		455,330

Software & Services 0.4%
Software AG	1,768	285,587
United Internet AG - Reg’d	10,829	187,711
Wirecard AG	8,007	133,209

		606,507

Technology Hardware & Equipment 0.2%
Wincor Nixdorf AG	2,601	218,137

Telecommunication Services 0.1%
Freenet AG	14,620	168,815

		7,483,437

Greece 0.4%

Banks 0.2%
Piraeus Bank S.A. *	120,000	273,477

Food, Beverage & Tobacco 0.2%
Coca Cola Hellenic Bottling Co. S.A. ADR	8,262	224,892

Materials 0.0%
Titan Cement Co. S.A.	2,000	44,889

		543,258

Hong Kong 4.1%

Automobiles & Components 0.3%
Minth Group Ltd.	102,000	154,523
Xinyi Glass Holdings Co., Ltd.	392,000	319,069

		473,592

Capital Goods 0.1%
China State Construction International Holdings Ltd.	102,000	93,630
CIMC Enric Holdings Ltd. *	32,000	13,393
New Times Energy Corp., Ltd. *	2,074,000	45,266

		152,289

Consumer Durables & Apparel 0.3%
Daphne International Holdings Ltd.	103,000	81,060
Ports Design Ltd.	51,000	120,999
Skyworth Digital Holdings Ltd.	102,000	64,428
Stella International Holdings Ltd.	51,000	104,369

		370,856

Consumer Services 0.5%
Ajisen China Holdings Ltd.	196,000	298,939
REXLot Holdings Ltd.	1,275,000	144,046
SJM Holdings Ltd.	204,000	300,141

		743,126

Energy 0.1%
Brightoil Petroleum Holdings Ltd.	357,000	178,290

Food, Beverage & Tobacco 0.1%
China Green Holdings Ltd.	153,000	119,820

Health Care Equipment & Services 0.1%
Golden Meditech Holdings Ltd. *	612,000	109,999

Materials 0.6%
AMVIG Holdings Ltd.	196,000	154,250
China Grand Forestry Green Resources Group Ltd. *	1,020,000	32,476
China Shanshui Cement Group Ltd.	204,000	153,475
Fufeng Group Ltd.	102,000	69,928
Sino-Forest Corp. *	20,400	454,450

		864,579

Media 0.0%
VODone Ltd.	204,000	64,428

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Sino Biopharmaceutical	204,000	71,238

Real Estate 0.3%
Champion Real Estate Investment Trust	306,000	175,606
GZI Real Estate Investment Trust	408,000	217,903

		393,509

Retailing 0.3%
Dah Chong Hong Holdings Ltd.	153,000	160,677
Giordano International Ltd.	306,000	155,178
Hengdeli Holdings Ltd.	204,000	111,047
Intime Department Store Group Co., Ltd.	51,000	69,666

		496,568

Software & Services 0.2%
G-Resources Group Ltd. *	1,989,000	145,552
Hi Sun Technology China Ltd. *	153,000	53,428
Nan Hai Corp., Ltd. *	7,650,000	55,000

		253,980

Technology Hardware & Equipment 0.5%
AAC Acoustic Technologies Holdings, Inc.	106,000	266,458
China Wireless Technologies Ltd.	196,000	72,973
Digital China Holdings Ltd.	102,000	187,784
VTech Holdings Ltd.	9,800	104,176
Wasion Group Holdings Ltd.	102,000	55,392

		686,783

Transportation 0.2%
Pacific Basin Shipping Ltd.	306,000	177,963
Road King Infrastructure Ltd.	51,000	44,851

		222,814

Utilities 0.5%
Beijing Enterprises Water Group Ltd. *	506,000	181,245
China Gas Holdings Ltd.	392,000	146,953
China Oil and Gas Group Ltd. *	980,000	103,169

See financial notes 37

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ENN Energy Holdings Ltd.	98,000	290,006

		721,373

		5,923,244

Ireland 0.8%

Capital Goods 0.4%
Charter International plc	13,634	168,203
DCC plc	6,494	208,541
Grafton Group plc	26,860	139,307
Kingspan Group plc	17,170	166,006

		682,057

Consumer Services 0.1%
Paddy Power plc	3,111	126,759

Food, Beverage & Tobacco 0.1%
C&C Group plc	34,153	166,753

Health Care Equipment & Services 0.1%
United Drug plc	31,807	103,240

Materials 0.1%
Smurfit Kappa Group plc *	11,135	138,417

		1,217,226

Israel 0.2%

Semiconductors & Semiconductor Equipment 0.1%
Mellanox Technologies Ltd. *	4,900	130,383

Telecommunication Services 0.1%
B Communications Ltd. *	4,900	157,449

		287,832

Italy 2.5%

Banks 0.5%
Banca Piccolo Credito Valtellinese Scarl	20,553	101,572
Banca Popolare dell’Emilia Romagna Scarl	28,101	358,245
Banca Popolare di Sondrio Scarl	20,825	178,765
Credito Emiliano S.p.A.	10,098	69,876

		708,458

Capital Goods 0.5%
C.I.R. S.p.A-Compagnie Industriali Riunite *	47,107	101,370
Danieli & C Officine Meccaniche S.p.A.	6,596	114,882
Impregilo S.p.A. *	47,413	150,751
Prysmian S.p.A.	15,453	326,558

		693,561

Consumer Durables & Apparel 0.2%
Geox S.p.A. (a)	10,353	56,054
Indesit Co. S.p.A.	6,443	74,441
Safilo Group S.p.A. *	4,900	85,546
Tod’s S.p.A.	1,190	121,711

		337,752

Diversified Financials 0.2%
Azimut Holding S.p.A.	15,606	160,369
Banca Generali S.p.A.	6,545	92,208

		252,577

Energy 0.1%
ERG S.p.A.	8,262	115,826

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	26,027	167,160

Health Care Equipment & Services 0.2%
DiaSorin S.p.A.	4,214	189,977
Sorin S.p.A. *	62,475	158,602

		348,579

Insurance 0.1%
Societa Cattolica di Assicurazioni S.c.r.l.	5,831	154,633

Materials 0.2%
Italmobiliare S.p.A.	9,673	249,037

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	10,404	97,357

Software & Services 0.0%
Tiscali S.p.A. *(a)	208,250	24,449

Transportation 0.1%
Ansaldo STS S.p.A.	11,968	168,277

Utilities 0.2%
ACEA S.p.A. *	8,789	101,121
Hera S.p.A.	61,370	138,335
Iren S.p.A.	64,022	114,779

		354,235

		3,671,901

Japan 13.2%

Automobiles & Components 0.5%
Exedy Corp.	4,900	161,300
Keihin Corp.	4,900	108,072
Nissin Kogyo Co., Ltd.	15,300	280,677
TS Tech Co., Ltd.	10,200	215,379

		765,428

Banks 0.6%
Kiyo Holdings, Inc.	153,000	224,094
The Fukui Bank Ltd.	51,000	168,070
The Oita Bank Ltd.	51,000	201,062
The Yachiyo Bank Ltd.	5,100	185,935

		779,161

Capital Goods 3.8%
Aica Kogyo Co., Ltd.	15,300	207,660
Central Glass Co., Ltd.	51,000	227,206
Chudenko Corp.	10,200	128,231
Daifuku Co., Ltd.	25,500	204,797
Furukawa Co., Ltd. *	153,000	181,142
Futaba Corp.	10,200	201,809
Hanwa Co., Ltd.	51,000	236,543
Hitachi Zosen Corp.	102,000	155,621
Hoshizaki Electric Co., Ltd.	5,100	93,870
Inaba Denki Sangyo Co., Ltd.	5,100	148,462
Iseki & Co., Ltd. *(a)	51,000	137,569
Iwatani Corp.	51,000	164,958
Komori Corp.	15,300	162,842
Kyowa Exeo Corp.	15,300	145,661

38 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Meidensha Corp. (a)	51,000	234,054
Nachi-Fujikoshi Corp.	51,000	285,097
Nichias Corp.	51,000	314,976
Noritake Co., Ltd.	51,000	220,981
Noritz Corp.	10,200	172,428
Oiles Corp.	10,200	206,042
Okumura Corp.	51,000	200,439
OSG Corp.	15,300	223,160
Sanwa Holdings Corp.	51,000	181,142
SHO-BOND Holdings Co., Ltd.	5,100	108,063
Sintokogio Ltd.	20,400	224,841
Taikisha Ltd.	10,200	184,504
Toyo Tanso Co., Ltd. (a)	5,100	282,607
Tsubakimoto Chain Co.	51,000	314,354

		5,549,059

Commercial & Professional Services 0.3%
Daiseki Co., Ltd.	5,100	101,091
Duskin Co., Ltd.	10,200	205,420
Mitsubishi Pencil Co., Ltd.	10,200	170,062

		476,573

Consumer Durables & Apparel 0.6%
Foster Electric Co., Ltd.	5,100	136,697
Mizuno Corp.	51,000	244,013
Pioneer Corp. *	40,800	218,616
Sangetsu Co., Ltd.	5,100	126,364
Tomy Co., Ltd.	20,400	176,785

		902,475

Consumer Services 0.4%
Accordia Golf Co., Ltd.	204	170,560
Doutor Nichires Holdings Co., Ltd.	15,300	204,859
Saizeriya Co., Ltd. (a)	10,200	193,966

		569,385

Diversified Financials 0.6%
Fuyo General Lease Co., Ltd.	5,100	188,612
IBJ Leasing Co., Ltd.	5,100	132,091
Ichiyoshi Securities Co., Ltd.	25,500	193,592
Japan Securities Finance Co., Ltd.	25,500	190,480
Tokai Tokyo Financial Holdings, Inc.	51,000	187,990

		892,765

Food, Beverage & Tobacco 0.7%
Fuji Oil Co., Ltd.	15,300	217,558
Hokuto Corp.	10,200	235,547
Megmilk Snow Brand Co., Ltd.	15,300	273,021
Morinaga Milk Industry Co., Ltd.	51,000	214,134

		940,260

Health Care Equipment & Services 0.1%
Toho Holdings Co., Ltd.	14,700	182,830

Household & Personal Products 0.3%
Fancl Corp.	10,200	150,765
Mandom Corp.	5,100	136,324
Unihair Co., Ltd. *	15,300	161,908

		448,997

Materials 2.5%
Adeka Corp.	15,300	170,871
Earth Chemical Co., Ltd.	5,100	170,685
FP Corp.	4,900	276,608
Fujimi, Inc.	10,200	157,239
Kureha Corp.	51,000	273,892
Nifco, Inc.	10,200	274,266
Nippon Light Metal Co., Ltd. *	102,000	217,869
Nippon Soda Co., Ltd.	51,000	269,535
NOF Corp.	51,000	257,708
Sakai Chemical Industry Co., Ltd.	51,000	290,077
Sanyo Special Steel Co., Ltd.	51,000	334,896
Toagosei Co., Ltd.	51,000	260,198
Tokyo Ohka Kogyo Co., Ltd.	10,200	222,226
Toyo Ink Manufacturing Co., Ltd.	51,000	258,953
Yodogawa Steel Works Ltd.	51,000	227,206

		3,662,229

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ASKA Pharmaceutical Co., Ltd.	25,000	209,325
Nichi-iko Pharmaceutical Co., Ltd. (a)	5,100	142,548
Seikagaku Corp.	9,800	111,481

		463,354

Real Estate 0.2%
Hulic Co., Ltd.	25,500	233,431

Retailing 0.5%
K’s Holdings Corp.	5,300	178,284
Sanrio Co., Ltd.	9,800	322,719
Tsutsumi Jewelry Co., Ltd.	10,200	272,523

		773,526

Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	51,000	340,498

Software & Services 0.4%
eAccess Ltd. (a)	343	216,023
Fuji Soft, Inc.	10,200	174,793
Net One Systems Co., Ltd.	102	163,215

		554,031

Technology Hardware & Equipment 0.7%
HORIBA Ltd.	5,100	158,795
Hosiden Corp.	15,300	174,793
Nichicon Corp.	15,300	216,437
Ryosan Co., Ltd.	5,100	133,523
Ryoyo Electro Corp.	24,500	282,589

		966,137

Transportation 0.5%
Japan Airport Terminal Co., Ltd.	10,200	154,376
Sankyu, Inc.	51,000	240,278
The Sumitomo Warehouse Co., Ltd.	51,000	280,117

		674,771

		19,174,910

Liechtenstein 0.1%

Banks 0.1%
Liechtensteinische Landesbank AG	1,139	95,586

Luxembourg 0.2%

Commercial & Professional Services 0.1%
Regus plc	75,276	130,517

Real Estate 0.1%
GAGFAH S.A.	8,738	103,612

		234,129

See financial notes 39

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Netherlands 2.4%

Capital Goods 0.5%
Aalberts Industries N.V.	10,557	225,282
Arcadis N.V.	4,879	116,751
Heijmans N.V. *	2,907	68,157
Imtech N.V.	6,664	240,739
Koninklijke BAM Groep N.V.	19,618	126,242

		777,171

Commercial & Professional Services 0.1%
USG People N.V. *	8,058	164,831

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	3,638	132,404
TomTom N.V. *(a)	7,276	64,136

		196,540

Diversified Financials 0.1%
BinckBank N.V.	7,599	126,264
SNS REAAL N.V. *	16,541	85,879

		212,143

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	3,213	106,951

Food, Beverage & Tobacco 0.3%
CSM	6,545	232,824
Nutreco Holding N.V.	3,213	237,866

		470,690

Health Care Equipment & Services 0.1%
Mediq N.V.	6,392	118,304

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Crucell N.V. *	7,429	253,702

Real Estate 0.5%
Eurocommercial Properties N.V.	4,097	196,671
Nieuwe Steen Investments Funds N.V.	5,253	108,033
VastNed Retail N.V.	2,074	148,100
Wereldhave N.V.	2,023	205,623

		658,427

Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V. *	6,239	253,478

Software & Services 0.1%
Unit 4 N.V.	3,893	130,984

Technology Hardware & Equipment 0.1%
TKH Group N.V.	4,624	110,873

		3,454,094

New Zealand 0.3%

Energy 0.0%
New Zealand Oil & Gas Ltd.	51,527	34,071

Insurance 0.1%
TOWER Ltd.	86,836	127,887

Real Estate 0.0%
Goodman Property Trust	106,675	73,743

Transportation 0.1%
Mainfreight Ltd.	27,013	164,005

Utilities 0.1%
Infratil Ltd.	74,800	109,037

		508,743

Norway 2.1%

Banks 0.1%
SpareBank 1 SMN *	10,404	102,178
SpareBank 1 SR Bank	10,404	110,537

		212,715

Capital Goods 0.1%
Veidekke A.S.A. *	10,404	91,031

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	26,027	183,575

Energy 1.1%
Aker A.S.A., A Shares	2,450	71,966
BW Offshore Ltd. *	41,650	105,608
DNO International A.S.A. *	99,739	169,905
Fred Olsen Energy A.S.A.	2,601	109,330
Frontline Ltd.	5,202	140,633
Golar LNG Ltd.	5,202	97,533
Norwegian Energy Co. *	30,600	98,353
Petroleum Geo-Services A.S.A. *	15,606	257,348
ProSafe SE	20,825	156,924
Sevan Marine A.S.A. *	52,938	55,015
Songa Offshore SE *	20,825	126,060
TGS Nopec Geophysical Co. A.S.A.	8,548	220,712

		1,609,387

Food, Beverage & Tobacco 0.3%
Cermaq A.S.A. *	10,404	177,417
Marine Harvest A.S.A.	232,764	273,278

		450,695

Media 0.1%
Schibsted A.S.A.	6,392	195,176

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *	3,944	78,172

Real Estate 0.1%
Norwegian Property A.S.A. *	52,054	92,764

Semiconductors & Semiconductor Equipment 0.0%
Nordic Semiconductor A.S.A.	18,258	65,856

Software & Services 0.1%
Atea A.S.A.	10,404	114,718

		3,094,089

Portugal 0.4%

Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	24,565	67,180
Sonae	98,447	111,227

		178,407

Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel S.A.	26,027	92,208
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	8,160	98,843

		191,051

40 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	35,921	188,533

Utilities 0.1%
Redes Energeticas Nacionais S.A.	17,901	62,406

		620,397

Republic of Korea 2.9%

Automobiles & Components 0.0%
S&T Daewoo Co., Ltd. *	600	15,204
S&T Dynamics Co., Ltd.	1,200	17,756

		32,960

Banks 0.3%
KB Financial Group, Inc. ADR	4,165	203,043
Shinhan Financial Group Co., Ltd. ADR	2,601	217,990

		421,033

Capital Goods 0.1%
Kumho Electric Co., Ltd.	200	6,344
LG International Corp.	2,350	76,102
Sung Kwang Bend Co., Ltd.	1,300	19,581

		102,027

Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineer Co., Ltd.	600	20,600

Consumer Services 0.2%
Hana Tour Service, Inc.	1,298	50,659
Hotel Shilla Co., Ltd.	7,400	176,370

		227,029

Diversified Financials 0.1%
Hanwha Securities Co.	13,800	93,904
Tong Yang Securities, Inc.	7,500	51,167

		145,071

Food, Beverage & Tobacco 0.1%
Daesang Corp. *	1,800	11,243
Orion Corp.	230	77,234

		88,477

Insurance 0.3%
Hanwha General Insurance Co., Ltd. *	3,400	26,539
Hyundai Marine & Fire Insurance Co., Ltd.	10,000	240,553
Meritz Fire & Marine Insurance Co., Ltd.	25,000	203,562

		470,654

Materials 0.6%
Korea Kumho Petrochemical *	2,000	237,452
OCI Materials Co., Ltd.	1,500	137,819
Poongsan Corp.	4,000	146,370
Seah Besteel Corp.	4,000	145,306
SK Chemicals Co., Ltd.	4,000	208,391

		875,338

Media 0.0%
CJ CGV Co. Ltd.	2,000	43,415

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Celltrion, Inc. *	14,000	397,555

Retailing 0.1%
CJ O Shopping Co., Ltd.	408	85,891
Dongsuh Co., Inc.	800	25,694
Hyundai Greenfood Co. Ltd.	5,000	48,288

		159,873

Semiconductors & Semiconductor Equipment 0.3%
Jusung Engineering Co., Ltd. *	2,200	35,476
Samsung Electronics Co., Ltd. GDR - Reg’d	204	83,559
Seoul Semiconductor Co., Ltd.	7,500	280,091

		399,126

Software & Services 0.0%
Korea Digital Communications Corp. *	7,740	12,790
Posco ICT Co., Ltd. *	3,500	24,808

		37,598

Technology Hardware & Equipment 0.3%
Ace Digitech Co., Ltd. *	340	4,564
Daeduck Electronics Co.	4,800	39,424
Humax Co., Ltd.	3,635	47,666
LG Display Co., Ltd. ADR	8,330	133,113
LG Innotek Co., Ltd.	1,500	169,450
SFA Engineering Corp.	1,240	71,633

		465,850

Telecommunication Services 0.2%
KT Corp. ADR	4,624	91,509
SK Telecom Co., Ltd. ADR	12,376	217,694

		309,203

Transportation 0.0%
Asiana Airlines *	6,140	55,489

		4,251,298

Singapore 1.4%

Consumer Durables & Apparel 0.1%
China Hongxing Sports Ltd. (b)	884,000	79,994

Consumer Services 0.1%
Raffles Education Corp., Ltd. *(a)	612,000	125,208

Energy 0.2%
Ezra Holdings Ltd.	102,000	125,207
Straits Asia Resources Ltd.	102,000	188,614

		313,821

Food, Beverage & Tobacco 0.1%
Indofood Agri Resources Ltd. *	102,000	182,996
Synear Food Holdings Ltd. *	408,000	56,183

		239,179

Materials 0.1%
OM Holdings Ltd.	70,482	109,093

Real Estate 0.5%
CDL Hospitality Trusts	102,000	155,707
Ho Bee Investment Ltd. *	102,000	106,747
Mapletree Logistics Trust	255,000	180,588
Suntec Real Estate Investment Trust	294,000	342,385

		785,427

See financial notes 41

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.1%
Oceanus Group Ltd. *	459,000	79,459

Transportation 0.1%
SATS Ltd.	102,000	204,666

Utilities 0.1%
Hyflux Ltd. (a)	98,000	148,058

		2,084,905

Spain 1.8%

Banks 0.0%
Banco Pastor S.A.	13,209	67,504

Capital Goods 0.4%
Abengoa S.A. (a)	4,165	116,866
Construcciones y Auxiliar de Ferrocarriles S.A.	306	168,594
Obrascon Huarte Lain S.A.	6,970	231,914
Sacyr Vallehermoso S.A. *(a)	9,800	108,895

		626,269

Commercial & Professional Services 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	1,768	99,827

Consumer Services 0.2%
NH Hoteles S.A. *(a)	25,194	153,807
Sol Melia S.A. (a)	8,993	98,872

		252,679

Diversified Financials 0.2%
Bolsas y Mercados Espanoles S.A. (a)	7,123	217,180

Energy 0.1%
Tecnicas Reunidas S.A.	3,111	179,031

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	8,840	193,953
Viscofan S.A.	2,601	92,399

		286,352

Insurance 0.1%
Grupo Catalana Occidente S.A. (a)	5,610	118,553

Materials 0.1%
Grupo Empresarial Ence S.A. *	20,400	69,877
Tubacex S.A. *	19,312	75,887

		145,764

Media 0.1%
Antena 3 de Television S.A. (a)	8,262	80,223
Promotora de Informaciones S.A., A Shares *(a)	34,300	94,750

		174,973

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Almirall S.A.	5,253	60,293
Faes Farma S.A.	39,200	164,053
Zeltia S.A. *	37,044	157,845

		382,191

		2,550,323

Sweden 3.7%

Capital Goods 0.9%
Cardo AB	2,907	191,969
Hexagon AB, B Shares	19,363	427,345
Lindab International AB *	8,789	103,236
NCC AB, B Shares	7,854	205,228
Peab AB	18,632	156,155
Trelleborg AB, B Shares	21,488	215,735

		1,299,668

Commercial & Professional Services 0.2%
Loomis AB, B Shares	8,585	125,117
Niscayah Group AB *	57,154	112,416

		237,533

Consumer Durables & Apparel 0.2%
Husqvarna AB, A Shares	17,697	142,168
JM AB	5,984	147,005

		289,173

Consumer Services 0.2%
Betsson AB *	6,035	123,230
Rezidor Hotel Group AB *	21,182	123,482
SkiStar AB	5,049	90,933

		337,645

Diversified Financials 0.3%
Avanza Bank Holding AB	3,842	136,872
Investment AB Oresund	6,817	120,890
L.E. Lundbergforetagen AB, B Shares	1,972	151,783

		409,545

Energy 0.2%
Lundin Petroleum AB *	22,321	277,875

Food & Staples Retailing 0.2%
Axfood AB	4,624	177,734
Hakon Invest AB	8,585	142,410

		320,144

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	6,290	169,428

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	5,151	196,607

Materials 0.2%
Billerud AB	11,186	121,053
Hoganas AB, B Shares	3,893	136,536

		257,589

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	20,604	180,494

Real Estate 0.7%
Castellum AB	15,708	224,832
Fabege AB	18,479	199,976
Hufvudstaden AB, A Shares	11,033	129,420
Kungsleden AB	15,980	156,523
Wallenstam AB, B Shares	4,998	136,206
Wihlborgs Fastigheter AB	5,151	148,920

		995,877

Retailing 0.1%
Clas Ohlson AB, B Shares	3,485	50,790
Mekonomen AB	3,842	130,802

		181,592

Technology Hardware & Equipment 0.1%
Axis Communications AB	6,919	146,746

42 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.1%
SAS AB *(a)	21,338	72,477

		5,372,393

Switzerland 5.2%

Automobiles & Components 0.1%
Rieter Holding AG - Reg’d *	459	186,672

Banks 0.4%
Banque Cantonale Vaudoise - Reg’d	255	141,705
Basler Kantonalbank	833	129,147
St Galler Kantonalbank AG - Reg’d	204	103,981
Valiant Holding AG - Reg’d	1,292	187,937

		562,770

Capital Goods 1.4%
Belimo Holding AG - Reg’d	102	194,134
Bobst Group AG - Reg’d *	2,329	107,749
Bucher Industries AG - Reg’d	1,190	258,114
Georg Fischer AG - Reg’d *	459	258,278
Huber & Suhner AG - Reg’d	2,329	155,860
Kaba Holding AG, B Shares - Reg’d	459	198,030
Meyer Burger Technology AG *	3,587	123,690
OC Oerlikon Corp. AG - Reg’d *	17,493	119,324
Schweiter Technologies AG	204	166,589
Sulzer AG - Reg’d	2,805	434,881
Von Roll Holding AG	11,866	59,876

		2,076,525

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d	306	203,791

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d	255	113,309

Diversified Financials 0.3%
Bank Sarasin & Cie AG, B Shares - Reg’d *	3,740	161,358
Partners Group Holding AG	459	82,224
Vontobel Holding AG - Reg’d *	3,434	128,944

		372,526

Energy 0.1%
Petroplus Holdings AG *	7,123	115,338

Food, Beverage & Tobacco 0.3%
Aryzta AG	7,276	339,748
Barry Callebaut AG - Reg’d *	204	167,576

		507,324

Health Care Equipment & Services 0.2%
Galenica AG - Reg’d	408	234,629

Insurance 0.2%
Helvetia Holding AG - Reg’d	561	240,528

Materials 0.5%
Clariant AG - Reg’d *	18,156	299,263
Ems-Chemie Holding AG - Reg’d	1,292	236,173
Ferrexpo plc	19,516	133,161

		668,597

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Tecan Group AG - Reg’d	1,292	111,136

Real Estate 0.5%
Allreal Holding AG - Reg’d	765	118,275
Intershop Holdings AG	306	105,352
Mobimo Holding AG - Reg’d *	663	143,022
PSP Swiss Property AG - Reg’d *	2,601	207,363
Swiss Prime Site AG - Reg’d *	2,856	210,947

		784,959

Retailing 0.2%
Dufry Group - Reg’d *	1,496	169,003
Valora Holding AG - Reg’d	510	183,818

		352,821

Software & Services 0.1%
Temenos Group AG - Reg’d *	4,573	173,434

Technology Hardware & Equipment 0.4%
Ascom Holding AG - Reg’d *	8,687	127,111
Kudelski S.A.	5,202	99,064
Logitech International S.A. - Reg’d *	15,453	293,781

		519,956

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	255	103,501
Panalpina Welttransport Holding AG - Reg’d *	1,666	215,632

		319,133

		7,543,448

United Kingdom 17.2%

Automobiles & Components 0.3%
GKN plc	114,529	391,005

Banks 0.1%
Paragon Group of Cos. plc	35,819	102,887

Capital Goods 2.9%
Ashtead Group plc	62,356	173,837
Balfour Beatty plc	55,029	312,819
Bodycote plc	30,396	150,938
Carillion plc	36,856	225,398
Chemring Group plc	3,009	160,381
Cookson Group plc *	25,874	275,230
Fenner plc	22,423	115,905
IMI plc	23,426	338,730
Keller Group plc	8,891	90,166
Kier Group plc	5,100	112,399
Meggitt plc	57,885	318,415
Melrose plc	45,543	225,116
Morgan Crucible Co. plc	34,153	160,984
Qinetiq Group plc *	63,971	131,518
Senior plc	58,718	143,162
SIG plc *	62,475	131,795
Spirax-Sarco Engineering plc	6,596	196,437
The Weir Group plc	16,439	458,290
Travis Perkins plc	22,066	357,109
Ultra Electronics Holdings plc	5,984	167,115

		4,245,744

Commercial & Professional Services 1.1%
Babcock International Group plc	26,027	237,488
Berendsen plc	18,683	146,075
Connaught plc (b)(c)	8,425	—
De La Rue plc	9,418	110,292
Homeserve plc	28,101	206,821
Intertek Group plc	8,840	259,384
ITE Group plc	33,830	129,803

See financial notes 43

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Michael Page International plc	30,294	253,510
Mitie Group plc	36,652	120,302
RPS Group plc	27,591	89,439
WS Atkins plc	12,019	136,256

		1,689,370

Consumer Durables & Apparel 0.8%
Barratt Developments plc *	91,205	159,323
Bellway plc	11,713	128,215
Bovis Homes Group plc *	15,708	117,526
Pace plc	29,155	101,907
Persimmon plc	27,370	209,409
Redrow plc *	38,471	84,661
Taylor Wimpey plc *	298,418	191,918
The Berkeley Group Holdings plc *	12,597	212,061

		1,205,020

Consumer Services 0.9%
Dignity plc	6,277	70,088
Domino’s Pizza UK & IRL plc	12,750	96,307
Enterprise Inns plc *	57,732	89,394
Greene King plc	20,927	157,697
J.D. Wetherspoon plc	13,940	99,763
Marston’s plc	68,034	109,108
Millennium & Copthorne Hotels plc	17,017	159,565
Mitchells & Butlers plc *	37,009	195,935
PartyGaming plc *	45,815	130,034
Punch Taverns plc *	75,480	81,518
Rank Group plc	52,785	112,470
Restaurant Group plc	21,437	97,907

		1,399,786

Diversified Financials 1.5%
Aberdeen Asset Management plc	86,938	296,667
Ashmore Group plc	20,604	112,367
Close Brothers Group plc	12,070	163,926
F&C Asset Management plc	71,638	100,498
Henderson Group plc	56,219	146,762
IG Group Holdings plc	30,821	224,684
Intermediate Capital Group plc	39,355	205,731
International Personal Finance	27,795	150,273
Investec plc	40,188	308,919
London Stock Exchange Group plc (a)	15,878	232,430
Rathbone Brothers	6,545	123,913
Tullett Prebon plc	20,825	137,892

		2,204,062

Energy 1.7%
Afren plc *	104,125	271,144
EnQuest plc *	62,475	144,599
Heritage Oil plc *	14,875	64,115
Hunting plc	14,314	185,322
JKX Oil & Gas plc	17,697	87,446
John Wood Group plc	32,317	346,920
Premier Oil plc *	10,149	344,013
Salamander Energy plc *	19,159	96,322
SOCO International plc *	27,489	152,017
Subsea 7 S.A.	28,910	742,851

		2,434,749

Food, Beverage & Tobacco 0.5%
Britvic plc	25,296	149,970
Cranswick plc	8,330	114,826
Dairy Crest Group plc	21,811	128,457
Devro plc	27,948	119,553
Greggs plc	16,660	131,423
Premier Foods plc *	130,305	57,796

		702,025

Household & Personal Products 0.1%
McBride plc	18,887	44,237
PZ Cussons plc	18,377	104,167

		148,404

Insurance 0.9%
Amlin plc	38,318	241,506
Beazley plc	63,971	143,171
Brit Insurance Holdings N.V. *	10,404	180,559
Catlin Group Ltd.	30,821	188,641
Hiscox Ltd.	31,909	198,777
Jardine Lloyd Thompson Group plc	12,954	137,058
Lancashire Holdings Ltd.	17,017	166,207
St James’s Place plc	15,657	77,672

		1,333,591

Materials 1.1%
Aquarius Platinum Ltd.	32,215	211,267
Croda International plc	7,803	201,035
DS Smith plc	45,492	147,246
Filtrona plc	29,359	143,257
Hochschild Mining plc	15,504	149,034
Mondi plc	33,048	294,833
Petropavlovsk plc	15,708	276,952
Victrex plc	7,276	154,557

		1,578,181

Media 0.4%
Informa plc	56,219	397,490
Rightmove plc	10,659	154,385

		551,875

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
BTG plc *	28,781	101,021
Genus plc	7,378	103,203
Hikma Pharmaceuticals plc	15,606	194,308

		398,532

Real Estate 0.8%
Atrium European Real Estate Ltd.	18,989	121,853
Big Yellow Group plc	15,929	83,684
Capital & Counties Properties plc	53,618	130,466
Derwent London plc	7,123	196,723
Grainger plc	33,779	55,546
Great Portland Estates plc	27,795	175,274
Helical Bar plc	13,583	61,992
Savills plc	15,300	94,191
Shaftesbury plc	19,261	149,372
Unite Group plc *	18,156	59,180

		1,128,281

Retailing 0.9%
Carpetright plc	4,930	57,334
Debenhams plc *	123,284	125,827
Dixons Retail plc *	343,298	108,213
Game Group plc	47,209	46,839
Halfords Group plc	18,938	119,360
Howden Joinery Group plc *	68,816	129,390
Inchcape plc *	46,852	295,827

44 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kesa Electricals plc	58,667	122,236
Mothercare plc	9,724	75,917
N Brown Group plc	25,347	110,488
WH Smith plc	16,286	121,850

		1,313,281

Semiconductors & Semiconductor Equipment 0.1%
CSR plc *	14,518	92,022

Software & Services 0.5%
Aveva Group plc	6,817	176,741
Fidessa Group plc	4,318	115,883
Micro Focus International plc	18,632	85,763
Misys plc *	40,354	215,679
Telecity Group plc *	15,657	121,295
Xchanging plc	15,606	14,215

		729,576

Technology Hardware & Equipment 1.0%
Electrocomponents plc	43,571	195,880
Halma plc	34,765	190,275
Imagination Technologies Group plc *	21,811	145,840
Laird plc	36,278	94,528
Premier Farnell plc	38,981	192,237
Rotork plc	7,599	220,004
Spectris plc	11,441	259,406
Spirent Communications plc	62,475	158,520

		1,456,690

Telecommunication Services 0.1%
Colt Group S.A. *	52,054	129,539

Transportation 0.9%
BBA Aviation plc	61,064	220,988
easyJet plc *	25,602	148,869
FirstGroup plc	39,559	234,722
Forth Ports plc	4,675	115,655
Go-Ahead Group plc	6,239	142,779
National Express Group plc *	49,555	199,891
Stagecoach Group plc	61,115	205,865
Stobart Group Ltd.	52,054	124,459

		1,393,228

Utilities 0.3%
Northumbrian Water Group plc	29,869	158,183
Pennon Group plc	25,245	259,711

		417,894

		25,045,742

United States 0.3%

Health Care Equipment & Services 0.2%
SXC Health Solutions Corp. *	5,100	250,617

Materials 0.1%
Alacer Gold Corp. *	14,700	140,883
Golden Star Resources Ltd. *	20,400	64,264

		205,147

		455,764

Total Common Stock
(Cost $127,972,460)		144,053,022

Preferred Stock 0.4% of net assets

Germany 0.4%

Consumer Durables & Apparel 0.1%
Hugo Boss AG	1,972	148,171

Materials 0.1%
Fuchs Petrolub AG	884	123,319

Media 0.2%
ProSiebenSat.1 Media AG	7,650	247,724

		519,214

United Kingdom 0.0%

Software & Services 0.0%
Misys plc (b)(c)	42,357	26,180

Total Preferred Stock
(Cost $411,291)		545,394

Other Investment Companies 0.4% of net assets

Guernsey 0.1%
FCPT Ltd.	46,852	77,424

Luxembourg 0.1%
ProLogis European Properties *	16,235	112,141

Switzerland 0.1%
BB Biotech AG	1,139	77,449
Schroder ImmoPLUS	102	120,058

		197,507

United States 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	198,627	198,627

Total Other Investment Companies
(Cost $546,416)		585,699

Rights 0.0% of net assets

Australia 0.0%

Real Estate 0.0%
Bunnings Warehouse Property Trust (b)(c)	16,607	1,014

Belgium 0.0%

Materials 0.0%
Nyrstar *	10,761	29,132

See financial notes 45

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Hong Kong 0.0%

Utilities 0.0%
Beijing Enterprises Water Group Ltd. (b)(c)	225,000	37,697

Total Rights
(Cost $25,647)		67,843

End of Investments

Collateral Invested for Securities on Loan 1.6% of net assets

State Street Navigator Securities Lending Prime Portfolio	2,348,995	2,348,995

Total Collateral Invested for Securities on Loan
(Cost $2,348,995)		2,348,995

End of Collateral Invested for Securities on Loan

At 2/28/11, the tax basis cost of the fund’s investments was $128,988,147 and the unrealized appreciation and depreciation were $18,195,418 and ($1,931,607), respectively, with a net unrealized appreciation of $16,263,811.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $64,891 or 0.0% of net assets.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

46 See financial notes

 Schwab International Small-Cap Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2011 (unaudited)

Assets

Investments, at value including securities on loan of $2,222,520 (cost $128,955,814)		$145,251,958
Collateral invested for securities on loan		2,348,995
Foreign currency, at value (cost $264,280)		265,626
Receivables:
Dividends		100,991
Foreign tax reclaims		14,699
Income from securities on loan		2,932
Interest	+	52

Total assets		147,985,253

Liabilities

Collateral held for securities on loan		2,348,995
Payables:
Investment adviser fees	+	4,205

Total liabilities		2,353,200

Net Assets

Total assets		147,985,253
Total liabilities	−	2,353,200

Net assets		$145,632,053

Net Assets by Source
Capital received from investors		129,287,982
Distributions in excess of net investment income		(912,659)
Net realized capital gains		956,350
Net unrealized capital gains		16,300,380

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$145,632,053		4,900,001		$29.72

See financial notes 47

 Schwab International Small-Cap Equity ETF

Statement of
Operations
For September 1, 2010 through February 28, 2011 (unaudited)

Investment Income

Dividends (net of foreign withholding tax of $56,961)		$844,723
Interest		342
Securities on loan	+	2,932

Total investment income		847,997

Expenses

Investment adviser fees		160,347

Total expenses	−	160,347

Net investment income		687,650

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(104,907)
Net realized gains on in-kind redemptions		1,278,727
Net realized gains on foreign currency transactions	+	22,554

Net realized gains		1,196,374
Net unrealized gains on investments		18,171,325
Net unrealized gains on foreign currency translations	+	5,025

Net unrealized gains	+	18,176,350

Net realized and unrealized gains		19,372,724

Net increase in net assets resulting from operations		$20,060,374

48 See financial notes

 Schwab International Small-Cap Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			1/13/10*-8/31/10
Net investment income		$687,650	$522,045
Net realized gains (losses)		1,196,374	(235,657)
Net unrealized gains (losses)	+	18,176,350	(1,875,970)

Net increase (decrease) in net assets resulting from operations		20,060,374	(1,589,582)

Distributions to Shareholders

Distributions from net investment income		($2,126,721)	($—)

Transactions in Fund Shares

		9/1/10-2/28/11		1/13/10*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,600,000	$74,566,890	2,500,001	$60,437,289
Shares Redeemed	+	(200,000)	(5,716,197)	—	—

Net transactions in fund shares		2,400,000	$68,850,693	2,500,001	$60,437,289

Shares Outstanding and Net Assets

		9/1/10-2/28/11		1/13/10*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,500,001	$58,847,707	—	$—
Total increase	+	2,400,000	86,784,346	2,500,001	58,847,707

End of period		4,900,001	$145,632,053	2,500,001	$58,847,707

(Distributions in excess of net investment income)/ Net investment income not yet distributed			($912,659)		$526,412

*	Commencement of operations.

See financial notes 49

Schwab Emerging Markets Equity ETF™

Financial Statements

Financial Highlights

	9/1/10–		1/13/10[1]–
	2/28/11*		8/31/10

Per-Share Data ($)

Net asset value at beginning of period	24.30		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.27
Net realized and unrealized gains (losses)	3.49		(0.97)

Total from investment operations	3.57		(0.70)
Less distributions:
Distributions from net investment income	(0.23)		—

Net asset value at end of period	27.64		24.30

Total return (%)	14.70	[2]	(2.80)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	[3]	0.30	[3,4]
Gross operating expenses	0.25	[3]	0.30	[3]
Net investment income (loss)	0.99	[3]	2.94	[3]
Portfolio turnover rate[5]	3	[2]	23	[2]
Net assets, end of period ($ x 1,000)	309,621		148,222

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended August 31, 2010 is a blended rate.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

50 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

91.6%		Common Stock	264,447,298	283,691,221
8.3%		Preferred Stock	24,243,113	25,681,765
0.2%		Other Investment Company	556,458	556,459

100.1%		Total Investments	289,246,869	309,929,445
0.1%		Collateral Invested for Securities on Loan	295,650	295,650
(0	.2)%	Other Assets and Liabilities, Net		(604,511)

100.0%		Net Assets		309,620,584

	Number	Value
Security	of Shares	($)

Common Stock 91.6% of net assets

Brazil 11.0%

Banks 1.7%
Banco Bradesco S.A. ADR	157,920	3,092,074
Banco do Brasil S.A.	78,400	1,406,585
Banco Santander Brasil S.A. ADR	62,496	761,201

		5,259,860

Capital Goods 0.3%
Embraer SA ADR	16,800	572,208
Weg S.A.	33,600	406,272

		978,480

Consumer Durables & Apparel 0.3%
Cyrela Brazil Realty S.A.	22,400	223,568
MRV Engenharia e Participacoes S.A.	22,400	178,449
PDG Realty S.A. Empreendimentos e Participacoes	89,600	491,173

		893,190

Diversified Financials 0.4%
BM&F BOVESPA S.A.	168,000	1,145,869

Energy 2.2%
OGX Petroleo e Gas Participacoes S.A. *	39,200	459,800
Petroleo Brasileiro S.A. ADR	152,320	6,066,906
Ultrapar Participacoes S.A. ADR	25,088	401,157

		6,927,863

Food, Beverage & Tobacco 0.8%
BRF - Brasil Foods S.A. ADR *	70,448	1,254,679
Companhia de Bebidas das Americas ADR	11,200	257,040
Cosan S.A. Industria e Comercio	11,200	175,544
JBS S.A.	44,800	168,588
Souza Cruz S.A.	11,200	538,994

		2,394,845

Household & Personal Products 0.4%
Hypermarcas S.A. *	11,200	128,332
Natura Cosmeticos S.A.	44,800	1,140,398

		1,268,730

Materials 2.6%
Braskem S.A. ADR *	11,200	273,056
Companhia Siderurgica Nacional S.A. ADR	91,097	1,482,148
Duratex S.A. *	22,400	225,594
Fibria Celulose S.A. ADR *	11,200	161,392
Gerdau S.A.	11,200	115,161
Gerdau S.A. ADR	59,136	798,336
MMX Mineracao e Metalicos S.A. *	22,400	131,709
Usinas Siderurgicas de Minas Gerais S.A.	22,400	362,301
Vale S.A. ADR	130,256	4,458,663

		8,008,360

Retailing 0.1%
Lojas Renner S.A.	11,200	344,470

Software & Services 0.3%
Cielo S.A.	44,800	354,736
Redecard S.A.	44,800	580,871

		935,607

Telecommunication Services 0.5%
Brasil Telecom S.A. ADR *	10,192	234,926
Tele Norte Leste Participacoes S.A. ADR	22,400	353,696
Tim Participacoes S.A. *	33,600	155,011
Tim Participacoes S.A. ADR	13,440	520,397
Vivo Participacoes S.A. ADR	11,200	412,272

		1,676,302

Transportation 0.6%
All America Latina Logistica S.A.	56,000	465,710
CCR SA	33,600	940,200
LLX Logistica S.A. *	22,400	61,329
PortX Operacoes Portuarias SA *	22,400	52,279
TAM S.A. ADR	7,952	170,411

		1,689,929

Utilities 0.8%
Centrais Eletricas Brasileiras S.A. ADR	22,400	319,872
Companhia de Saneamento Basico do Estado de Sao Paulo ADR *	4,480	223,731
Companhia Energetica de Minas Gerais ADR	36,960	623,146
Companhia Paranaense de Energia ADR	11,200	285,824
CPFL Energia S.A. ADR	3,696	292,834
EDP - Energias do Brasil S.A.	11,200	251,598
Light S.A.	11,200	184,393
Tractebel Energia S.A.	22,400	351,224

		2,532,622

		34,056,127

See financial notes 51

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Chile 1.9%

Banks 0.2%
Banco de Chile ADR (a)	3,390	281,370
Banco Santander Chile ADR	3,390	281,879
Corpbanca S.A.	14,129,248	210,893

		774,142

Capital Goods 0.2%
Empresas Copec S.A.	41,664	697,971

Food & Staples Retailing 0.2%
Cencosud S.A.	69,328	471,550

Materials 0.5%
Cap S.A.	10,976	525,355
Empresas CMPC S.A.	8,512	379,703
Sociedad Quimica y Minera de Chile S.A. ADR	11,984	635,032

		1,540,090

Retailing 0.3%
S.A.C.I. Falabella S.A.	80,976	785,196

Transportation 0.1%
Lan Airlines S.A. ADR (a)	11,200	303,632

Utilities 0.4%
Colbun S.A.	1,026,256	256,375
Empresa Nacional de Electricidad S.A. ADR	12,235	638,545
Enersis S.A. ADR	22,400	454,944

		1,349,864

		5,922,445

China 16.6%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., H Shares	224,000	388,232
Great Wall Motor Co., Ltd., H Shares	139,250	216,675
Guangzhou Automobile Group Co., Ltd., H Shares	115,662	149,382

		754,289

Banks 4.5%
Agricultural Bank of China Ltd., H Shares *	672,000	333,017
Bank of China Ltd., H Shares	5,264,000	2,764,070
Bank of Communications Co., Ltd., H Shares	672,000	649,642
China CITIC Bank Corp., Ltd., H Shares	784,000	514,336
China Construction Bank Corp., H Shares	5,488,000	4,791,075
China Merchants Bank Co., Ltd., H Shares	280,000	670,779
China Minsheng Banking Corp., Ltd., H Shares	672,100	585,887
Industrial & Commercial Bank of China Ltd., H Shares	4,816,000	3,691,227

		14,000,033

Capital Goods 1.0%
Beijing Enterprises Holdings Ltd.	56,000	310,226
China Communications Construction Co., Ltd., H Shares	448,000	334,167
China International Marine Containers (Group) Co., Ltd., B Shares	190,400	415,063
China National Materials Co., Ltd., H Shares	224,000	190,953
China Railway Construction Corp., Ltd., H Shares	280,000	312,024
China Railway Group Ltd., H Shares	448,000	284,704
Citic Pacific Ltd.	112,000	292,612
CSR Corp., Ltd., H Shares	224,000	248,469
Metallurgical Corp. of China Ltd., H Shares *	112,000	45,294
Shanghai Industrial Holdings Ltd.	112,000	399,736
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	190,400	130,805

		2,964,053

Energy 3.5%
China Coal Energy Co., H Shares	336,000	477,957
China Oilfield Services Ltd., H Shares	224,000	446,323
China Petroleum & Chemical Corp., H Shares	1,792,000	1,822,104
China Shenhua Energy Co., Ltd., H Shares	224,000	927,444
CNOOC Ltd.	1,344,000	3,043,742
Inner Mongolia Yitai Coal Co., Ltd., B Shares	89,600	615,821
Kunlun Energy Co., Ltd.	224,000	332,442
PetroChina Co., Ltd., H Shares	1,792,000	2,438,674
Yanzhou Coal Mining Co., Ltd., H Shares	224,000	668,622

		10,773,129

Food, Beverage & Tobacco 0.0%
China Agri-Industries Holdings Ltd.	112,000	113,594

Health Care Equipment & Services 0.1%
Sinopharm Group Co., H Shares	89,600	326,115

Insurance 1.8%
China Life Insurance Co., Ltd., H Shares	672,000	2,558,020
China Pacific Insurance (Group) Co., Ltd., H Shares	89,600	364,651
China Taiping Insurance Holdings Co., Ltd. *	112,000	305,553
PICC Property & Casualty Co., Ltd., H Shares *	448,000	563,656
Ping An Insurance (Group) Co., of China Ltd., H Shares	168,000	1,722,242

		5,514,122

Materials 0.8%
Angang Steel Co., Ltd., H Shares	224,000	308,285
Anhui Conch Cement Co., Ltd., H Shares	24,000	114,621
BBMG Corp., H Shares	112,000	149,541
China Bluechemical Ltd., H Shares	448,000	346,821
China National Building Material Co., Ltd., H Shares	224,000	549,852
Jiangxi Copper Co., Ltd., H Shares	112,000	352,285
Sinofert Holdings Ltd. *	448,000	238,691

52 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zijin Mining Group Co., Ltd., H Shares	448,000	366,952

		2,427,048

Real Estate 0.6%
China Overseas Land & Investment Ltd.	448,000	744,256
China Resources Land Ltd.	224,000	364,076
China Vanke Co., Ltd., B Shares	235,200	275,084
Guangzhou R&F Properties Co., Ltd., H Shares	134,400	179,105
Shenzhen Special Economic Zone Real Estate (Group) Co., Ltd., B Shares *	33,600	13,890
Sino-Ocean Land Holdings Ltd.	448,000	268,599
Yuexiu Property Co., Ltd. *	672,000	140,626

		1,985,636

Retailing 0.3%
China Resources Enterprise Ltd.	224,000	822,477

Technology Hardware & Equipment 0.2%
BYD Co., Ltd., H Shares	71,000	279,382
ZTE Corp., H Shares	67,200	310,586

		589,968

Telecommunication Services 2.4%
China Mobile Ltd.	504,000	4,723,494
China Telecom Corp., Ltd., H Shares	1,792,000	1,053,691
China Unicom (Hong Kong) Ltd.	896,000	1,495,413

		7,272,598

Transportation 0.9%
Air China Ltd., H Shares *	448,000	418,141
China COSCO Holdings Co., Ltd., H Shares *	280,000	298,004
China Merchants Holdings International Co., Ltd.	224,000	947,574
China Shipping Container Lines Co., Ltd., H Shares *	560,000	243,005
China Shipping Development Co., Ltd., H Shares	224,000	244,730
Cosco Pacific Ltd.	224,000	431,369
Jiangsu Expressway Co., Ltd., H Shares	96,000	104,515
Zhejiang Expressway Co., Ltd., H Shares	224,000	201,306

		2,888,644

Utilities 0.3%
China Longyuan Power Group Corp., H Shares *	224,000	201,306
China Resources Power Holdings Co., Ltd.	224,000	373,278
Datang International Power Generation Co., Ltd., H Shares	672,000	228,626

		803,210

		51,234,916

Colombia 0.7%

Banks 0.2%
Bancolombia S.A. ADR	11,200	637,616

Diversified Financials 0.1%
Corporacion Financiera Colombiana S.A.	13,332	239,679

Energy 0.4%
Ecopetrol S.A. ADR	29,680	1,242,405

		2,119,700

Czech Republic 0.5%

Banks 0.1%
Komercni Banka A/S	1,456	350,533

Materials 0.0%
Unipetrol A/S *	11,200	111,028

Telecommunication Services 0.1%
Telefonica O2 Czech Republic A/S	6,048	137,041

Utilities 0.3%
CEZ A/S	22,400	1,027,805

		1,626,407

Egypt 0.5%

Banks 0.2%
Commercial International Bank GDR	90,720	531,619

Capital Goods 0.2%
Orascom Construction Industries GDR	17,808	609,034

Telecommunication Services 0.1%
Orascom Telecom Holding SAE GDR - Reg’d *	100,028	307,586

		1,448,239

Hungary 0.5%

Banks 0.2%
OTP Bank Nyrt. plc *	27,552	826,454

Energy 0.2%
MOL Hungarian Oil and Gas Nyrt. *	5,040	611,921

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	1,232	238,638

		1,677,013

India 10.2%

Automobiles & Components 0.4%
Bajaj Auto Ltd.	21,280	595,172
Hero Honda Motors Ltd.	7,169	230,948
Mahindra & Mahindra Ltd.	20,832	281,196

		1,107,316

Banks 1.8%
Axis Bank Ltd.	28,896	773,709
Bank of Baroda	8,456	162,358
Canara Bank Ltd.	29,792	404,774
HDFC Bank Ltd.	18,928	856,872
Housing Development Finance Corp., Ltd.	95,200	1,327,626
ICICI Bank Ltd.	49,504	1,064,120
Oriental Bank of Commerce	30,016	215,513
State Bank of India	12,880	752,085

See financial notes 53

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Union Bank of India Ltd.	22,514	156,178

		5,713,235

Capital Goods 1.0%
Adani Enterprises Ltd.	18,592	250,652
Bharat Heavy Electricals Ltd.	12,544	556,464
Crompton Greaves Ltd.	34,617	186,985
Jaiprakash Associates Ltd.	29,904	50,704
Larsen & Toubro Ltd.	38,416	1,293,405
Siemens India Ltd.	16,464	308,802
Tata Motors Ltd.	14,784	352,641

		2,999,653

Diversified Financials 0.3%
Bajaj Holdings & Investment Ltd.	12,880	218,788
Infrastructure Development Finance Co., Ltd.	104,832	336,741
Kotak Mahindra Bank Ltd.	28,224	251,905
Reliance Capital Ltd.	11,200	117,419

		924,853

Energy 1.7%
Bharat Petroleum Corp., Ltd.	16,464	202,595
Cairn India Ltd. *	43,456	326,412
Coal India Ltd.	39,200	282,536
Essar Oil Ltd. *	112,448	265,811
Hindustan Petroleum Corp., Ltd.	31,136	220,253
Indian Oil Corp., Ltd.	30,912	204,873
Oil & Natural Gas Corp., Ltd.	101,696	611,097
Reliance Industries Ltd.	133,952	2,845,944
The Great Eastern Shipping Co., Ltd.	37,856	213,680

		5,173,201

Food, Beverage & Tobacco 0.7%
ITC Ltd.	477,792	1,788,619
Nestle India Ltd.	2,912	227,415
United Spirits Ltd.	7,168	174,192

		2,190,226

Household & Personal Products 0.1%
Colgate-Palmolive (India) Ltd.	8,960	162,216
Hindustan Unilever Ltd.	43,008	267,464

		429,680

Materials 1.2%
Hindalco Industries Ltd.	145,040	646,296
Jindal Steel & Power Ltd.	38,416	557,717
JSW Steel Ltd.	12,992	249,751
NMDC Ltd.	33,600	197,265
Sesa Goa Ltd.	38,640	224,763
Steel Authority of India Ltd.	58,128	194,680
Sterlite Industries (India) Ltd. ADR	50,064	737,944
Tata Chemicals Ltd.	30,016	215,878
Tata Steel Ltd.	46,816	629,454

		3,653,748

Media 0.1%
Zee Entertainment Enterprises Ltd.	58,688	154,289

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Cipla Ltd.	58,464	387,220
Dr. Reddys Laboratories Ltd.	9,184	313,674
Lupin Ltd.	34,720	291,628
Piramal Healthcare Ltd.	21,616	219,193
Sun Pharmaceutical Industries Ltd.	31,920	298,503

		1,510,218

Real Estate 0.1%
DLF Ltd.	44,464	207,364
Unitech Ltd.	163,744	122,089

		329,453

Software & Services 1.4%
HCL Technologies Ltd.	21,952	214,476
Infosys Technologies Ltd.	44,352	2,942,282
Mphasis Ltd.	12,432	118,923
Tata Consultancy Services Ltd.	27,328	671,171
Wipro Ltd. ADR	35,420	466,127

		4,412,979

Telecommunication Services 0.4%
Bharti Airtel Ltd.	136,640	999,179
Idea Cellular Ltd. *	148,288	188,370
Reliance Communications Ltd.	84,000	159,129

		1,346,678

Utilities 0.5%
Adani Power Ltd. *	55,552	146,351
GAIL India Ltd.	37,184	350,769
GMR Infrastructure Ltd. *	136,080	123,559
NTPC Ltd.	80,976	303,582
Power Grid Corp. of India Ltd.	62,832	136,241
Reliance Infrastructure Ltd.	12,768	170,724
Reliance Power Ltd. *	62,496	152,219
Tata Power Co., Ltd.	11,200	282,802

		1,666,247

		31,611,776

Indonesia 2.5%

Automobiles & Components 0.5%
PT Astra International Tbk	280,000	1,652,100

Banks 0.6%
PT Bank Central Asia Tbk	1,064,000	759,871
PT Bank Mandiri Tbk	728,459	478,950
PT Bank Negara Indonesia (Persero) Tbk	199,816	80,411
PT Bank Rakyat Indonesia (Persero) Tbk	1,120,000	596,724

		1,915,956

Capital Goods 0.2%
PT United Tractors Tbk	224,000	589,106

Energy 0.3%
PT Adaro Energy Tbk	784,000	217,741
PT Bumi Resources Tbk	1,512,000	514,198
PT Tambang Batubara Bukit Asam Tbk	112,000	254,560

		986,499

Food, Beverage & Tobacco 0.2%
PT Astra Agro Lestari Tbk	50,400	124,836
PT Gudang Garam Tbk	42,560	176,338
PT Indofood Sukses Makmur Tbk	415,400	223,675

		524,849

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	168,000	308,519

54 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.2%
PT Aneka Tambang Tbk	392,000	97,761
PT Indocement Tunggal Prakarsa Tbk	168,000	274,239
PT International Nickel Indonesia Tbk	280,000	160,291
PT Semen Gresik (Persero) Tbk	224,000	219,645

		751,936

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia Tbk	896,000	756,697

Utilities 0.1%
PT Perusahaan Gas Negara	896,000	360,574

		7,846,236

Malaysia 4.1%

Automobiles & Components 0.1%
UMW Holdings Berhad	105,600	252,360

Banks 1.3%
Alliance Financial Group Berhad	182,600	187,359
CIMB Group Holdings Berhad	453,200	1,197,441
Hong Leong Bank Berhad	61,600	187,799
Malayan Banking Berhad	431,200	1,218,470
Public Bank Berhad - Foreign Market	293,341	1,257,794
RHB Capital Berhad	61,600	158,720

		4,207,583

Capital Goods 0.5%
Gamuda Berhad	248,600	295,826
IJM Corp. Berhad	120,500	238,985
Sime Darby Berhad	369,600	1,085,598

		1,620,409

Consumer Services 0.4%
Berjaya Sports Toto Berhad	105,600	141,931
Genting Berhad	237,600	778,110
Genting Malaysia Berhad	303,600	329,426

		1,249,467

Diversified Financials 0.1%
AMMB Holdings Berhad	226,600	461,297

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	6,600	103,852
IOI Corp. Berhad	409,200	736,439
Kuala Lumpur Kepong Berhad	50,600	335,066
PPB Group Berhad	50,600	273,693

		1,449,050

Materials 0.1%
Petronas Chemicals Group Berhad *	112,000	231,306

Real Estate 0.1%
SP Setia Berhad	127,600	247,211

Telecommunication Services 0.5%
Axiata Group Berhad *	552,200	883,375
Digi.com Berhad	28,600	249,389
Maxis Berhad	193,600	344,615

		1,477,379

Transportation 0.2%
MISC Berhad	150,160	374,108
PLUS Expressways Berhad	215,600	311,685

		685,793

Utilities 0.3%
Petronas Gas Berhad	61,600	227,782
Tenaga Nasional Berhad	118,250	244,214
YTL Corp. Berhad	105,600	245,782
YTL Power International Berhad	259,600	193,179

		910,957

		12,792,812

Mexico 5.7%

Banks 0.5%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	179,200	813,098
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	134,400	564,059

		1,377,157

Capital Goods 0.3%
Alfa S.A.B., A Shares	33,600	418,185
Grupo Carso S.A.B. de C.V., Series A1	100,800	324,073

		742,258

Diversified Financials 0.0%
Inmuebles Carso SAB de C.V., Series B1 *	100,800	106,636

Food & Staples Retailing 0.5%
Wal-Mart de Mexico S.A.B. de C.V., Series V	560,000	1,605,091

Food, Beverage & Tobacco 0.5%
Fomento Economico Mexicano S.A.B. de C.V.	179,200	1,007,708
Grupo Bimbo S.A.B. de C.V., Series A	33,600	261,036
Grupo Modelo S.A.B. de C.V., Series C	56,000	338,791

		1,607,535

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	44,800	260,999

Materials 1.5%
Cemex S.A.B. de C.V., Series CPO *	884,972	795,045
Grupo Mexico S.A.B. de C.V., Series B	716,800	2,732,246
Industrias Penoles S.A.B. de C.V.	14,000	487,128
Mexichem S.A.B. de C.V.	78,400	282,446
Minera Frisco SAB de C.V., Series A1 *	100,800	426,543

		4,723,408

Media 0.4%
Grupo Televisa S.A., Series CPO *	246,400	1,167,088

Telecommunication Services 1.8%
America Movil S.A.B. de C.V., Series L	1,713,600	4,918,660
Telefonos de Mexico S.A.B. de C.V., L Series	851,200	773,850

		5,692,510

See financial notes 55

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	78,400	297,284

		17,579,966

Morocco 0.1%

Telecommunication Services 0.1%
Maroc Telecom	20,608	408,740

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d	9,984	135,782

Peru 0.5%

Banks 0.2%
Credicorp Ltd.	5,712	573,770

Materials 0.3%
Companhia de Minas Buenaventura S.A. ADR	21,616	1,008,819

		1,582,589

Philippines 0.4%

Banks 0.1%
Bank of the Philippine Islands	193,999	247,673

Capital Goods 0.1%
SM Investments Corp.	24,640	260,588

Real Estate 0.0%
Ayala Land, Inc.	672,000	220,454

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	4,480	221,996

Utilities 0.1%
Manila Electric Co.	44,800	237,412

		1,188,123

Poland 1.5%

Banks 0.6%
Bank Handlowy w Warszawie S.A.	4,816	156,889
Bank Pekao S.A.	10,080	577,375
Bank Zachodni WBK S.A.	2,128	167,117
Getin Holding S.A. *	56,336	256,738
Powszechna Kasa Oszczednosci Bank Polski S.A.	50,064	732,431

		1,890,550

Energy 0.1%
Polski Koncern Naftowy Orlen S.A. *	22,736	361,222

Insurance 0.1%
Powszechny Zaklad Ubezpieczen S.A.	3,360	406,691

Materials 0.3%
KGHM Polska Miedz S.A.	12,768	780,720

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	54,096	325,878

Utilities 0.3%
Polska Grupa Energetyczna S.A.	102,368	807,488

		4,572,549

Russia 9.4%

Banks 1.0%
Sberbank GDR - Reg’d	6,944	2,685,495
VTB Bank OJSC GDR - Reg’d	86,128	596,867

		3,282,362

Consumer Durables & Apparel 0.1%
PIK Group GDR - Reg’d *(b)	49,280	219,789

Energy 6.2%
Gazprom ADR	202,608	5,960,728
Gazprom Neft JSC ADR	25,200	682,668
LUKOIL ADR	55,888	3,954,076
NovaTek OAO GDR - Reg’d	17,248	2,240,515
Rosneft Oil Co. GDR - Reg’d	169,904	1,603,894
Surgutneftegas ADR	301,952	3,508,682
Tatneft ADR	24,976	1,042,748
TMK OAO GDR - Reg’d *	8,736	174,720

		19,168,031

Materials 1.5%
Magnitogorsk Iron & Steel Works GDR - Reg’d	17,360	250,852
Mining & Metallurgical Co., Norilsk Nickel ADR	68,320	1,649,928
Novolipetsk Steel GDR - Reg’d	16,016	735,134
Polymetal GDR - Reg’d *	14,224	268,407
Polyus Gold Co. ADR	14,000	470,680
Severstal GDR - Reg’d	25,088	478,428
Uralkali GDR - Reg’d	20,048	819,362

		4,672,791

Telecommunication Services 0.3%
Mobile TeleSystems ADR	17,360	326,889
Rostelecom ADR	11,200	356,720
Sistema JSFC GDR - Reg’d	12,208	311,182

		994,791

Utilities 0.3%
Federal Hydrogenerating Co. ADR *	167,104	855,572

		29,193,336

South Africa 9.6%

Banks 0.9%
ABSA Group Ltd.	30,688	573,820
Nedbank Group Ltd.	21,840	402,238
Standard Bank Group Ltd.	134,960	1,942,018

		2,918,076

Capital Goods 0.4%
Aveng Ltd.	44,128	232,626
Barloworld Ltd.	25,424	264,717
Bidvest Group Ltd.	29,568	664,774
Reunert Ltd.	19,264	160,463

		1,322,580

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	144,704	516,335

56 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
Sun International Ltd.	11,760	166,086

Diversified Financials 0.9%
African Bank Investments Ltd.	76,832	396,392
FirstRand Ltd.	363,328	1,025,731
Investec Ltd.	28,336	221,737
Remgro Ltd.	43,120	695,669
RMB Holdings Ltd.	82,096	454,784

		2,794,313

Energy 0.9%
Sasol Ltd.	48,720	2,674,841

Food & Staples Retailing 0.5%
Massmart Holdings Ltd.	18,144	376,526
Pick n Pay Stores Ltd.	23,744	158,908
Shoprite Holdings Ltd.	46,032	639,495
The Spar Group Ltd.	19,936	272,908

		1,447,837

Food, Beverage & Tobacco 0.2%
AVI Ltd.	43,568	190,244
Tiger Brands Ltd.	14,112	370,948
Tongaat Hulett Ltd.	12,880	192,855

		754,047

Health Care Equipment & Services 0.1%
Netcare Ltd.	124,432	261,630

Insurance 0.4%
Discovery Holdings Ltd.	36,064	205,292
MMI Holdings Ltd.	136,126	318,782
Sanlam Ltd.	186,480	726,942

		1,251,016

Materials 2.5%
AECI Ltd.	13,664	165,704
African Rainbow Minerals Ltd.	8,064	245,439
Anglo Platinum Ltd. *	8,736	852,317
AngloGold Ashanti Ltd.	31,248	1,528,795
ArcelorMittal South Africa Ltd.	14,112	183,379
Exxaro Resources Ltd.	7,504	164,862
Gold Fields Ltd.	64,736	1,164,195
Harmony Gold Mining Co., Ltd.	45,360	530,994
Impala Platinum Holdings Ltd.	53,760	1,592,103
Kumba Iron Ore Ltd.	8,064	547,346
Nampak Ltd.	72,016	234,344
Pretoria Portland Cement Co., Ltd.	52,752	211,493
Sappi Ltd. *	56,784	302,453

		7,723,424

Media 0.6%
Naspers Ltd., N Shares	33,712	1,943,078

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Adcock Ingram Holdings Ltd.	17,584	148,496
Aspen Pharmacare Holdings Ltd. *	36,736	431,469

		579,965

Real Estate 0.2%
Fountainhead Property Trust	193,760	178,708
Growthpoint Properties Ltd.	177,856	434,961

		613,669

Retailing 0.5%
Imperial Holdings Ltd.	20,054	324,809
Mr. Price Group Ltd.	30,576	264,162
The Foschini Group Ltd.	24,752	280,157
Truworths International Ltd.	40,880	375,629
Woolworths Holdings Ltd.	77,392	297,788

		1,542,545

Telecommunication Services 1.0%
MTN Group Ltd.	143,136	2,535,133
Telkom South Africa Ltd.	38,976	199,119
Vodacom Group (Pty) Ltd.	37,408	403,782

		3,138,034

		29,647,476

Taiwan 12.7%

Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	125,500	251,869
Yulon Motor Co., Ltd.	112,000	219,881

		471,750

Banks 1.3%
Chang Hwa Commercial Bank	448,000	329,069
China Development Financial Holding Corp.	1,238,710	474,713
Chinatrust Financial Holding Co., Ltd.	927,232	723,158
E.Sun Financial Holding Co., Ltd.	457,703	280,035
First Financial Holding Co., Ltd.	567,625	460,824
Hua Nan Financial Holdings Co., Ltd.	576,775	407,176
Mega Financial Holding Co., Ltd.	784,000	565,328
SinoPac Financial Holdings Co., Ltd.	784,000	322,856
Taiwan Cooperative Bank	590,500	444,657

		4,007,816

Capital Goods 0.3%
Far Eastern New Century Corp.	339,660	525,813
Taiwan Glass Industrial Corp.	112,000	135,731
Walsin Lihwa Corp. *	448,000	237,200

		898,744

Consumer Durables & Apparel 0.2%
Giant Manufacturing Co. Ltd.	20,000	74,965
Pou Chen Corp.	338,580	295,363
Tatung Co., Ltd. *	726,000	168,644

		538,972

Diversified Financials 0.5%
Capital Securities Corp.	348,600	158,790
Fubon Financial Holding Co., Ltd.	575,233	726,124
KGI Securities Co., Ltd.	224,000	107,305
Polaris Securities Co., Ltd.	336,000	206,138
Yuanta Financial Holding Co., Ltd.	672,000	457,458

		1,655,815

Energy 0.1%
Formosa Petrochemical Corp.	112,000	337,728

Food, Beverage & Tobacco 0.1%
Uni-President Enterprises Corp.	354,300	449,619

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	570,800	909,535

See financial notes 57

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shin Kong Financial Holding Co., Ltd. *	697,151	291,778

		1,201,313

Materials 2.1%
Asia Cement Corp.	227,660	228,448
China Steel Corp.	907,352	1,021,827
Formosa Chemicals & Fibre Corp.	336,000	1,140,821
Formosa Plastics Corp.	560,000	1,873,130
Nan Ya Plastics Corp.	560,000	1,613,339
Taiwan Cement Corp.	241,690	238,871
Taiwan Fertilizer Co., Ltd.	112,000	347,141

		6,463,577

Real Estate 0.0%
Cathay Real Estate Development Co. Ltd.	112,000	55,159

Semiconductors & Semiconductor Equipment 2.9%
Advanced Semiconductor Engineering, Inc.	465,183	520,745
Epistar Corp.	50,000	170,605
Macronix International Co., Ltd.	336,000	242,848
MediaTek, Inc.	112,099	1,258,650
MStar Semiconductor, Inc. *	35,000	314,738
Novatek Microelectronics Corp.	15,000	45,786
Siliconware Precision Industries Co. ADR	71,344	484,426
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	440,048	5,408,190
United Microelectronics Corp. ADR	214,032	599,289

		9,045,277

Technology Hardware & Equipment 4.0%
Acer, Inc.	224,086	540,874
Asustek Computer, Inc.	40,800	368,952
AU Optronics Corp. ADR *	78,400	704,032
Chicony Electronics Co., Ltd.	114,150	214,509
Chimei Innolux Corp. *	572,902	608,589
Chunghwa Picture Tubes Ltd. *	1,232,000	165,250
Compal Communications, Inc.	112,000	106,364
Compal Electronics, Inc.	339,610	396,727
Delta Electronics, Inc.	112,000	464,988
Foxconn Technology Co., Ltd.	120,540	429,530
HannStar Display Corp. *	784,000	141,530
Hon Hai Precision Industry Co., Ltd.	784,240	2,873,640
HTC Corp.	85,000	3,043,164
Inventec Co., Ltd.	342,450	176,135
Largan Precision Co., Ltd.	4,000	109,053
Lite-On Technology Corp.	171,609	213,451
Pegatron Corp. *	138,441	162,888
Quanta Computer, Inc.	224,000	437,503
Synnex Technology International Corp.	118,053	278,593
Unimicron Technology Corp.	224,000	414,159
Wistron Corp.	229,034	407,298

		12,257,229

Telecommunication Services 0.6%
Chunghwa Telecom Co. Ltd. ADR	32,480	958,485
Far EasTone Telecommunications Co., Ltd.	224,000	320,032
Taiwan Mobile Co., Ltd.	224,000	500,757

		1,779,274

Transportation 0.1%
China Airlines Ltd. *	112,000	72,666
Evergreen Marine Corp. *	112,000	98,645

		171,311

		39,333,584

Thailand 1.8%

Banks 0.7%
Bangkok Bank Public Co., Ltd. NVDR	89,600	468,880
Bank of Ayudhya Public Co., Ltd. NVDR	425,600	343,821
Kasikornbank Public Co., Ltd. NVDR	134,400	516,500
Krung Thai Bank Public Co., Ltd. NVDR	537,600	288,361
Siam Commercial Bank Public Co., Ltd. NVDR	168,000	560,458

		2,178,020

Energy 0.7%
Banpu Public Co., Ltd. NVDR	11,200	265,943
IRPC PCL NVDR	1,355,200	245,997
PTT Aromatics & Refining PCL NVDR	235,200	284,625
PTT Exploration & Production Public Co., Ltd. NVDR	100,800	600,020
PTT PCL NVDR	67,200	740,683

		2,137,268

Food & Staples Retailing 0.1%
CP ALL PCL NVDR	257,600	328,582

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods Public Co., Ltd. NVDR	347,200	270,265

Materials 0.1%
The Siam Cement Public Co., Ltd. NVDR	33,600	341,769

Telecommunication Services 0.1%
Advanced Info Service Public Co., Ltd. NVDR	100,800	262,097

		5,518,001

Turkey 1.4%

Banks 0.7%
Akbank T.A.S.	134,326	627,896
Asya Katilim Bankasi A/S	95,648	154,213
Turkiye Garanti Bankasi A/S	107,632	476,212
Turkiye Halk Bankasi A/S	42,224	306,086
Turkiye Is Bankasi, C Shares	135,072	420,359
Yapi ve Kredi Bankasi A/S *	87,024	242,549

		2,227,315

Capital Goods 0.1%
Dogan Sirketler Grubu Holdings A/S *	13,328	9,828
Enka Insaat ve Sanayi A/S	16,800	55,433
Koc Holding A/S	98,784	413,607

		478,868

58 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	61,936	248,487

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	10,528	261,851

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	8,064	253,480

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	21,056	284,220

Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir) *	84,000	259,318

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi (THY) *	64,960	181,865

		4,195,404

Total Common Stock
(Cost $264,447,298)		283,691,221

Preferred Stock 8.3% of net assets

Brazil 8.3%

Banks 1.9%
Itau Unibanco Holding S.A. ADR	180,544	4,011,688
Itausa - Investimentos Itau S.A.	235,200	1,721,944

		5,733,632

Energy 2.7%
Petroleo Brasileiro S.A. ADR	235,760	8,291,679

Food & Staples Retailing 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	11,200	422,352

Food, Beverage & Tobacco 0.9%
Companhia de Bebidas das Americas ADR	105,280	2,843,613

Materials 2.3%
Bradespar S.A.	22,400	583,302
Klabin S.A.	56,000	208,033
Metalurgica Gerdau S.A.	22,400	349,063
Suzano Papel e Celulose S.A.	24,350	208,668
Usinas Siderurgicas de Minas Gerais S.A., A Shares	44,800	513,328
Vale S.A. ADR	173,600	5,202,792

		7,065,186

Retailing 0.1%
Lojas Americanas S.A.	33,600	271,523

Utilities 0.3%
AES Tiete S.A.	11,200	155,349
Centrais Eletricas Brasileiras S.A. ADR	22,400	404,992
Cia de Transmissao de Energia Electrica Paulista	3,000	92,233
Companhia Energetica de Sao Paulo, B Shares	11,200	184,393
Eletropaulo Metropolitana S.A.	11,200	216,813

		1,053,780

Total Preferred Stock
(Cost $24,243,113)		25,681,765

Other Investment Company 0.2% of net assets

United States 0.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	556,459	556,459

Total Other Investment Company
(Cost $556,458)		556,459

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Navigator Securities Lending Prime Portfolio	295,650	295,650

Total Collateral Invested for Securities on Loan
(Cost $295,650)		295,650

End of Collateral Invested for Securities on Loan

At 2/28/11, the tax basis cost of the fund’s investments was $289,342,748 and the unrealized appreciation and depreciation were $29,401,500 and ($8,814,803), respectively, with a net unrealized appreciation of $20,586,697.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

See financial notes 59

 Schwab Emerging Markets Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2011 (unaudited)

Assets

Investments, at value including securities on loan of $288,931 (cost $289,246,869)		$309,929,445
Collateral invested for securities on loan		295,650
Foreign currency, at value (cost $80,414)		80,431
Receivables:
Investments sold		458
Dividends		184,984
Foreign tax reclaims		845
Income from securities on loan		441
Interest	+	199

Total assets		310,492,453

Liabilities

Collateral held for securities on loan		295,650
Payables:
Investments bought		459,976
Investment adviser fees		6,257
Foreign capital gain tax	+	109,986

Total liabilities		871,869

Net Assets

Total assets		310,492,453
Total liabilities	−	871,869

Net assets		$309,620,584

Net Assets by Source
Capital received from investors		291,083,423
Distributions in excess of net investment income		(261,034)
Net realized capital losses		(1,776,250)
Net unrealized capital gains		20,574,445

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$309,620,584		11,200,001		$27.64

60 See financial notes

 Schwab Emerging Markets Equity ETF

Statement of
Operations
For September 1, 2010 through February 28, 2011 (unaudited)

Investment Income

Dividends (net of foreign withholding tax of $152,926)		$1,506,883
Interest		1,209
Securities on loan	+	441

Total investment income		1,508,533

Expenses

Investment adviser fees		304,523

Total expenses	−	304,523

Net investment income		1,204,010

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(626,515)
Net realized losses on foreign currency transactions*	+	(269,413)

Net realized losses		(895,928)
Net unrealized gains on investments (net of foreign capital gain tax of $109,986)		22,271,396
Net unrealized gains on foreign currency translations	+	1,541

Net unrealized gains	+	22,272,937

Net realized and unrealized gains		21,377,009

Net increase in net assets resulting from operations		$22,581,019

*	Includes foreign currency acquisition costs on Brazilian Real of $263,255

See financial notes 61

 Schwab Emerging Markets Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			1/13/10*-8/31/10
Net investment income		$1,204,010	$1,618,717
Net realized losses		(895,928)	(1,728,783)
Net unrealized gains (losses)	+	22,272,937	(1,698,492)

Net increase (decrease) in net assets resulting from operations		22,581,019	(1,808,558)

Distributions to Shareholders

Distributions from net investment income		($2,235,300)	($—)

Transactions in Fund Shares

		9/1/10-2/28/11		1/13/10*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		5,100,000	$141,053,260	6,100,001	$150,030,163
Shares Redeemed	+	—	—	—	—

Net transactions in fund shares		5,100,000	$141,053,260	6,100,001	$150,030,163

Shares Outstanding and Net Assets

		9/1/10-2/28/11		1/13/10*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,100,001	$148,221,605	—	$—
Total increase	+	5,100,000	161,398,979	6,100,001	148,221,605

End of period		11,200,001	$309,620,584	6,100,001	$148,221,605

(Distributions in excess of net investment income)/ Net investment income not yet distributed			($261,034)		$770,256

*	Commencement of operations.

62 See financial notes

 Schwab International ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)
Schwab International Equity ETF	Schwab U.S. Mid-Cap ETF
Schwab International Small-Cap Equity ETF	Schwab U.S. Small-Cap ETF
Schwab Emerging Markets Equity ETF	Schwab U.S. REIT ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF

The funds issue and redeem shares at their net assets value (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each fund will approximate its NAV, there may be times when the market price and the NAV vary significantly.

Schwab International Equity ETF commenced operations on October 30, 2009. Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF commenced operations on January 13, 2010.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”)

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Forward contracts: value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

 63

 Schwab International ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of February 28, 2011:

64

 Schwab International ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab International Equity ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$565,782,975	$—	$—	$565,782,975
Preferred Stock(a)	1,483,609	—	—	1,483,609
Other Investment Company	920,973	—	—	920,973
Rights
Hong Kong(a)
Real Estate	—	—	1,868	1,868

Total	$568,187,557	$—	$1,868	$568,189,425

Other Financial Instruments
Collateral Invested for Securities on Loan	$902,696	$—	$—	$902,696

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Net
	Balance	Net	Change in				Balance
	as of	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Gain	Gains	Purchases	Transfers	Transfers	February 28,
Investments in Securities	2010	(Losses)	(Losses)	(Sales)	in	out	2011

Common Stock
Singapore	$72,894	$16,038	$(13,151)	$(75,781)	$—	$—	$—
Rights
Hong Kong	—	—	1,868	—	—	—	1,868
Sweden	—	—	(5,494)	5,494	—	—	—

Total	$72,894	$16,038	$(16,777)	$(70,287)	$—	$—	$1,868

 65

 Schwab International ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab International Small-Cap Equity ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$133,976,031	$—	$—	$133,976,031
Australia(a)	7,635,812	—	—	7,635,812
Real Estate	1,006,781	—	146,704	1,153,485
China(a)	1,207,700	—	—	1,207,700
Consumer Durables & Apparel	—	—	79,994	79,994
Preferred Stock(a)	519,214	—	—	519,214
United Kingdom(a)
Software and Services	—	—	26,180	26,180
Other Investment Company	585,699	—	—	585,699
Rights	29,132	—	—	29,132
Australia(a)
Real Estate	—	—	1,014	1,014
Hong Kong(a)
Utilities	—	—	37,697	37,697

Total	$144,960,369	$—	$291,589	$145,251,958

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,348,995	$—	$—	$2,348,995

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Net
	Balance	Net	Change in				Balance
	as of	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Gain	Gains	Purchases	Transfers	Transfers	February 28,
Investments in Securities	2010	(Losses)	(Losses)	(Sales)	in	out	2011

Common Stock
Australia	$—	$—	$67,157	$50,991	$28,556	$—	$146,704
China	—	—	(29,825)	58,055	51,764	—	79,994
Republic of Korea	10,710	—	8,506	66,675		(85,891)	—
Singapore	65,328	—	(9,780)	69,660		(125,208)	—
Preferred Stock
United Kingdom	—	—	426	25,754	—	—	26,180
Rights
Australia	—	—	1,014	—	—	—	1,014
Hong Kong	—	—	37,697	—	—	—	37,697

Total	$76,038	$—	$75,195	$271,135	$80,320	$(211,099)	$291,589

66

 Schwab International ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Emerging Markets Equity ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$254,497,885	$—	$—	$254,497,885
Russia(a)	28,973,547	—	—	28,973,547
Consumer Durables & Apparel	—	—	219,789	219,789
Preferred Stock(a)	25,681,765	—	—	25,681,765
Other Investment Company	556,459	—	—	556,459

Total	$309,709,656	$—	$219,789	$309,929,445

Other Financial Instruments
Collateral Invested for Securities on Loan	$295,650	$—	$—	$295,650

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Net
	Balance	Net	Change in				Balance
	as of	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Gain	Gains	Purchases	Transfers	Transfers	February 28,
Investments in Securities	2010	(Losses)	(Losses)	(Sales)	in	out	2011

Common Stock
China	$533,596	$—	$113,047	$1,075,599	$—	$(1,722,242)	$—
Pakistan	114,709	112	(38,823)	59,784	—	(135,782)	—
Russia	—	—	33,098	148,810	37,881	—	$219,789

Total	$648,305	$112	$107,322	$1,284,193	$37,881	$(1,858,024)	$219,789

All net realized and change in unrealized gains (losses) on Level 3 investments in the tables above are reflected on the accompanying Statements of Operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at February 28, 2011 are as follows:

Schwab International Equity ETF	($3,626)
Schwab International Small-Cap Equity ETF	74,287
Schwab Emerging Markets Equity ETF	33,098

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the current period ended February 28, 2011. There were no significant transfers between Level 1 and Level 2 for the period ended February 28, 2011. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Portfolio Investments:

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of their securities to another party (the “borrower”). When the fund lends securities, the borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities.

 67

 Schwab International ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholdings taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures and also the change in the amount of margin deposit required (“due to / from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates, and these estimates may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

68

 Schwab International ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations, Foreign taxes payable as of February 28, 2011, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to the fund to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as described in the funds’ prospectus, including, but not limited to, those described below:

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investments in a fund will fluctuate, which means that the investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Historically, small and mid company stocks have been riskier than large company stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Smaller companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds, large-cap stocks and mid-cap stocks — a fund’s performance, to the extent invested in small-cap stocks, also will lag those other types of investments.

The funds are not actively managed. Therefore, the funds follow the stocks included in the index during upturns as well as downturns. Because of its indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the funds’ performance is normally below that of the index.

The funds’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign issuers may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fundsmay also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities’ markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or

 69

 Schwab International ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign securities also include ADRs, which are U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations, and GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. In addition, foreign securities include EDRs, similar to GDRs, but which are generally issued by European banks that trade on exchanges outside of a bank’s home country. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

The funds may not fully replicate the index and may hold securities not included in the index. As a result, the funds are subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the funds use a sampling approach, they may not track the return of the index as well as they would if the funds purchased all of the equity securities in the index.

A fund’s returns may not match the return of its index due to differences between a fund’s securities and those in the index. Tracking error also may be attributable to a fund’s inability to match the securities’ weighting to its index or due to regulatory, operational or liquidity constraints. A fund also incurs fees and expenses while the index does not, which may result in tracking error.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

To the extent that the funds’ or the indices’ portfolios are concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

A fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (Advisory Agreement) between it and the trust.

70

 Schwab International ETFs

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Schwab
Schwab	International	Schwab
International	Small-Cap	Emerging Markets
Equity ETF	Equity ETF	Equity ETF

0.13%	0.35%	0.25%

The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. During the period ended February 28, 2011, there were no transactions involving affiliates.

The funds may engage in direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the period ended February 28, 2011, there were no security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street Bank and Trust Company also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or an affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2011, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab International Equity ETF	$16,215,411	$14,614,957
Schwab International Small-Cap Equity ETF	13,198,475	9,740,378
Schwab Emerging Markets Equity ETF	55,996,822	8,419,006

 71

 Schwab International ETFs

Financial Notes, unaudited (continued)

8. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended February 28, 2011 were as follows:

	In-kind Purchases	In-kind Sales

Schwab International Equity ETF	$203,348,022	$—
Schwab International Small-Cap Equity ETF	69,476,860	5,564,858
Schwab Emerging Markets Equity ETF	92,812,131	—

For period ended February 28, 2011, there were no in-kind redemptions. However, if the funds have such transactions, they will realize net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses will be disclosed in the funds’ Statements of Operations.

9. Federal Income Taxes

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2010, capital losses deferred for each fund were as follows:

Schwab
	Schwab	International	Schwab
	International	Small-Cap	Emerging Markets
	Equity ETF	Equity ETF	Equity ETF

Deferred capital losses	$1,532,850	$237,433	$842,882

Management has reviewed the funds’ tax positions taken for its open income tax period ended August 31, 2010, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

72

 Schwab International ETFs

Financial Notes, unaudited (continued)

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 73

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired. Consulting Managing Director, PIMCO (investment adviser) (January 2003 – December 2008); Managing Director, PIMCO (February 1999 – December 2002); President and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust (investments) (February 1994 – May 2005).	13	Independent Director and Chairman of Corporate Governance/Nominating Committee, PS Business Parks, Inc. (2005 – present).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (1997 – 2008).
Trustee and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Trustee, PCIM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Mark A. Goldfarb 1952 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Founder and Managing Director, SS&G Financial Services (financial services) (May 1987 – present).	13	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (June 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	13	None

74

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 75

Glossary

American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

76

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market making them solid investment options for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the Schwab ETFs’ website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54790-01

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable to this semi-annual report.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust
By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 4/14/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 4/14/11

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: 4/13/11